    As filed with the Securities and Exchange Commission on April 12, 2013



                                                             File Nos. 333-54466

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 38                      [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 488                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company


                              (Name of Depositor)

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614



        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                              Eric T. Steigerwalt


                                   President

                    MetLife Investors USA Insurance Company


                                c/o 501 Route 22

                             Bridgewater, NJ 08807


                                  COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on April 29, 2013 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

     SUPPLEMENT DATED APRIL 29, 2013 TO PROSPECTUSES DATED APRIL 29, 2013

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"):
Series VA (offered between March 22, 2001 and October 7, 2011), Series C (offered between September 4, 2001 and October 7, 2011), Series L, and Series XC. This supplement provides information in addition to that contained in the prospectus dated April 29, 2013 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

   When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or ten
   (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).

   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, THE GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS, AND THE GMIB MAX I RIDER) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See "Living Benefits--Description of the Lifetime Withdrawal Guarantee II--Lifetime Withdrawal Guarantee and Annuitization" and "Living Benefits--Description of the Enhanced Guaranteed Withdrawal Benefit--Enhanced GWB and Annuitization" in the prospectus.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

       5 Park Plaza, Suite 1900                 Telephone: 800-343-8496
       Irvine, CA 92614

                                                                 SUPP-MLFAN0413

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                         METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                        METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                       SERIES XC






                                                                  APRIL 29, 2013




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.



The annuity contract has 63 investment choices - a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.



The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio
     JPMorgan Core Bond Portfolio
         (formerly American Funds (Reg. TM) Bond Portfolio)
     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

METROPOLITAN SERIES FUND:


     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
         (formerly Barclays Capital Aggregate Bond Index Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio (Class C) American Funds (Reg. TM) Balanced Allocation Portfolio (Class C) American Funds (Reg. TM) Growth Allocation Portfolio (Class C) MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2013. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2013

TABLE OF CONTENTS
                                        PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 17
     Frequent or Large Transfers........ 17
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 19
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Purchase Payment Credit............ 23
     Free Look.......................... 24
     Accumulation Units................. 24
     Account Value...................... 24
     Replacement of Contracts........... 24
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 35
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal Benefit -
       Rider Charge..................... 36
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 38
     Withdrawal Charge.................. 38
     Reduction or Elimination of the
       Withdrawal Charge................ 39
     Premium and Other Taxes............ 39
     Transfer Fee....................... 39
     Income Taxes....................... 40
     Investment Portfolio Expenses...... 40
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 40
     Annuity Date....................... 40
     Annuity Payments................... 40
     Annuity Options.................... 41
     Variable Annuity Payments.......... 42
     Fixed Annuity Payments............. 43
6. ACCESS TO YOUR MONEY................. 43
     Systematic Withdrawal Program...... 44


     Suspension of Payments or
       Transfers........................ 45
7. LIVING BENEFITS...................... 45
     Overview of Living Benefit Riders.. 45
     Guaranteed Income Benefits......... 46
     Description of GMIB Plus II........ 47
     Description of GMIB Plus I......... 52
     Description of GMIB II............. 54
     Description of GMIB I.............. 55
     Guaranteed Withdrawal Benefits..... 56
     Description of the Lifetime
       Withdrawal Guarantee II.......... 57
     Description of the Lifetime
       Withdrawal Guarantee I........... 63
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 65
     Description of the Guaranteed
       Withdrawal Benefit I............. 69
     Guaranteed Minimum Accumulation
       Benefit.......................... 69
8. PERFORMANCE.......................... 72
9. DEATH BENEFIT........................ 72
     Upon Your Death.................... 72
     Standard Death Benefit - Principal
       Protection....................... 73
     Optional Death Benefit - Annual
       Step-Up.......................... 73
     Optional Death Benefit - Enhanced
       Death Benefit I.................. 74
     Optional Death Benefit -
       Compounded-Plus.................. 77
     Additional Death Benefit -
       Earnings Preservation Benefit.... 77
     General Death Benefit Provisions... 78
     Spousal Continuation............... 79
     Death of the Annuitant............. 79
     Controlled Payout.................. 79
10. FEDERAL INCOME TAX STATUS........... 80
     Taxation of Non-Qualified
       Contracts........................ 80
     Taxation of Qualified Contracts.... 82
     Puerto Rico Tax Considerations..... 85
     Tax Benefits Related to the Assets
       of the Separate Account.......... 86
     Possible Tax Law Changes........... 86
11. OTHER INFORMATION................... 86
     MetLife Investors USA.............. 86
     The Separate Account............... 86
     Distributor........................ 87
     Selling Firms...................... 87
     Requests and Elections............. 89
     Ownership.......................... 90
     Legal Proceedings.................. 91
     Financial Statements............... 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  91
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment............................................ 58 and 65
Annuitant................................................................ 91
Annuity Date............................................................. 40
Annuity Options.......................................................... 41
Annuity Payments......................................................... 40
Annuity Units............................................................ 41
Beneficiary.............................................................. 90
Benefit Base............................................................. 65
Business Day............................................................. 19
Contract Year............................................................ 19
Death Benefit Base....................................................... 74
Fixed Account............................................................ 17
Good Order............................................................... 89
Guaranteed Accumulation Amount........................................... 70
Guaranteed Withdrawal Amount............................................. 66
GWB Withdrawal Rate...................................................... 65
Income Base.............................................................. 47
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 90
Non-Qualified Contract................................................... 80
Owner.................................................................... 90
Purchase Payment Credit.................................................. 23
Purchase Payment......................................................... 18
Qualified Contract....................................................... 80
Remaining Guaranteed Withdrawal Amount................................... 57
Separate Account......................................................... 86
Total Guaranteed Withdrawal Amount....................................... 57

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 4% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
(Note 3)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.15%
  Death Benefits (Note 4)

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 3. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.


Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus II -  maximum charge         1.50%
  GMIB Plus II -  current charge         1.00%
  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.80%
  GMIB II and GMIB I                     0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%

   -----------------------------------------------------------------------------




Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge
  Guaranteed Withdrawal Benefit I -      0.95%
  maximum charge
  Guaranteed Withdrawal Benefit I -      0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))

ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit
  Base (Note 6))
  Enhanced Death Benefit I -  maximum    1.50%
  charge
  Enhanced Death Benefit I (issue age    0.75%
  69 or younger) -  current charge
  Enhanced Death Benefit I (issue age    0.95%
  70-75) -  current charge


   -----------------------------------------------------------------------------





Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.




                                          Minimum*    Maximum**
                                          -----       -------
Total Annual Portfolio Expenses           0.53%         9.71%
(expenses that are deducted from
  Investment Portfolio assets, including




management fees, 12b-1/service fees,
  and other expenses)

--------


* The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.52%.


** The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Multi-Index Targeted Risk Portfolio for the year ended December 31, 2012, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Multi-Index Targeted Risk Portfolio are 0.86%.


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.62%        0.25%          0.04%      0.01%      0.92%       0.01%         0.91%
  Allocation Portfolio
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.35%      0.92%          -          0.92%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.12%      0.06%      1.04%       0.01%         1.03%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.02%      0.21%      1.14%       0.02%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.01%      0.91%          -          0.91%
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.06%      0.00%      0.91%          -          0.91%
 ClearBridge Aggressive Growth Portfolio   0.61%        0.25%          0.03%      0.00%      0.89%          -          0.89%
 Goldman Sachs Mid Cap Value Portfolio     0.71%        0.25%          0.04%      0.00%      1.00%          -          1.00%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.06%      0.00%      1.08%       0.02%         1.06%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.12%      0.06%      1.09%          -          1.09%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.03%      0.00%      0.85%       0.02%         0.83%
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.02%      0.00%      1.12%       0.01%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Core Bond Portfolio              0.55%        0.25%          0.09%      0.00%      0.89%       0.13%         0.76%
 JPMorgan Global Active Allocation         0.79%        0.25%          0.28%      0.00%      1.32%       0.07%         1.25%
  Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.09%      0.00%      1.04%          -          1.04%
 Lord Abbett Bond Debenture Portfolio      0.51%        0.25%          0.03%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.65%        0.25%          0.04%      0.06%      1.00%       0.00%         1.00%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.07%      0.00%      0.82%       0.02%         0.80%
 Portfolio
 Met/Templeton International Bond          0.60%        0.25%          0.13%      0.00%      0.98%          -          0.98%
  Portfolio
 MetLife Balanced Plus Portfolio           0.25%        0.25%          0.01%      0.43%      0.94%       0.01%         0.93%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          9.02%      0.26%      9.71%       8.85%         0.86%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.91%        0.25%          0.16%      0.00%      1.32%       0.02%         1.30%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.05%         0.95%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.11%      0.00%      0.83%          -          0.83%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.04%      0.00%      0.93%       0.03%         0.90%
 Pioneer Strategic Income Portfolio        0.57%        0.15%          0.06%      0.00%      0.78%          -          0.78%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.27%      0.48%      1.45%       0.17%         1.28%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.67%        0.25%          0.32%      0.14%      1.38%       0.14%         1.24%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND
 Baillie Gifford International Stock      0.81%         0.25%          0.10%      0.00%      1.16%       0.10%         1.06%
  Portfolio
 Barclays Aggregate Bond Index Portfolio  0.25%         0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 BlackRock Money Market Portfolio         0.33%         0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio            0.70%         0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Frontier Mid Cap Growth Portfolio        0.73%         0.25%          0.05%      0.00%      1.03%       0.02%         1.01%
 Jennison Growth Portfolio                0.61%         0.25%          0.03%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio      0.81%         0.25%          0.04%      0.00%      1.10%          -          1.10%
 Met/Dimensional International Small      0.81%         0.25%          0.17%      0.00%      1.23%       0.01%         1.22%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio    0.25%         0.30%          0.07%      0.02%      0.64%       0.00%         0.64%
 MetLife Stock Index Portfolio            0.25%         0.25%          0.03%      0.00%      0.53%       0.01%         0.52%
 MFS (Reg. TM) Value Portfolio            0.70%         0.25%          0.03%      0.00%      0.98%       0.13%         0.85%
 MSCI EAFE (Reg. TM) Index Portfolio      0.30%         0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Neuberger Berman Genesis Portfolio       0.82%         0.25%          0.04%      0.00%      1.11%       0.01%         1.10%
 Russell 2000 (Reg. TM) Index Portfolio   0.25%         0.30%          0.08%      0.09%      0.72%       0.00%         0.72%
 T. Rowe Price Large Cap Growth           0.60%         0.25%          0.04%      0.00%      0.89%       0.01%         0.88%
  Portfolio
 Van Eck Global Natural Resources         0.78%         0.25%          0.04%      0.02%      1.09%       0.01%         1.08%
  Portfolio
 Western Asset Management U.S.            0. 47%        0.25%          0.03%      0.00%      0.75%       0.02%         0.73%
  Government Portfolio
MET INVESTORS SERIES TRUST -
 ASSET ALLOCATION PORTFOLIOS
 American Funds (Reg. TM) Moderate        0.06%         0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation Portfolio
 American Funds (Reg. TM) Balanced        0.06%         0.55%          0.01%      0.38%      1.00%          -          1.00%
  Allocation Portfolio
 American Funds (Reg. TM) Growth          0.07%         0.55%          0.01%      0.38%      1.01%          -          1.01%
  Allocation Portfolio
 MetLife Defensive Strategy Portfolio     0.06%         0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio      0.06%         0.25%          0.00%      0.60%      0.91%          -          0.91%
 MetLife Balanced Strategy Portfolio      0.05%         0.25%          0.01%      0.65%      0.96%          -          0.96%
 MetLife Growth Strategy Portfolio        0.06%         0.25%          0.00%      0.69%      1.00%          -          1.00%
 MetLife Aggressive Strategy Portfolio    0.09%         0.25%          0.01%      0.72%      1.07%          -          1.07%
 SSgA Growth and Income ETF Portfolio     0.31%         0.25%          0.01%      0.24%      0.81%          -          0.81%
 SSgA Growth ETF Portfolio                0.32%         0.25%          0.03%      0.25%      0.85%          -          0.85%





The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2013 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                          Time Periods
      1 year            3 years        5 years        10 years
------------------   ------------   ------------   -------------
       (a)$2,386      (a)$5,121      (a)$7,404      (a)$11,790
       (b)$1,434      (b)$2,610      (b)$3,759       (b)$6,917


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                          Time Periods
      1 year            3 years        5 years        10 years
------------------   ------------   ------------   -------------
       (a)$1,554      (a)$4,372      (a)$6,843      (a)$11,790
         (b)$602      (b)$1,861      (b)$3,198       (b)$6,917


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$2,030      (a)$4,118      (a)$5,832      (a)$9,052
       (b)$1,078      (b)$1,503      (b)$1,849      (b)$2,734


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,198      (a)$3,369      (a)$5,270      (a)$9,052
         (b)$246        (b)$754      (b)$1,287      (b)$2,734




The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



FREQUENT OR LARGE TRANSFERS


We have policies and procedures that attempt to detect frequent transfers in situations where there is potential for pricing inefficiencies and where, therefore, the transfers may adversely affect contract Owners and other persons who have interests in the contracts. We employ various means to monitor transfer activity, such as periodically examining the frequency and size of an Owner's transfers into and out of Investment Portfolios that we believe present the potential for pricing inefficiencies. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers.


Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy. We do not monitor for large transfers except where a portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention, including "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party, such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.


Our policies and procedures on frequent or large transfers are discussed in more detail in "Investment Options - Transfers - Restrictions on Frequent Transfers" and "Investment Options - Transfers - Restrictions on Large Transfers." We may revise these policies and procedures in our sole discretion at any time without prior notice.





2. PURCHASE

As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



We reserve the right to reject any application.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:



o  The minimum initial Purchase Payment we will accept is $10,000.



o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.



Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I" and "Living Benefits - Guaranteed Withdrawal Benefits - Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I



ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, and SSgA Growth ETF Portfolio.



OR


(B) You must allocate:


o AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
   and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     Barclays Aggregate Bond Index Portfolio

     BlackRock Money Market Portfolio

     JPMorgan Core Bond Portfolio

     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AllianceBernstein Global Dynamic Allocation Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio

     American Funds (Reg. TM) Moderate Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     Baillie Gifford International Stock Portfolio

     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio

     ClearBridge Aggressive Growth Portfolio

     Davis Venture Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Janus Forty Portfolio
     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     MetLife Aggressive Strategy Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio

     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Value Portfolio

     MSCI EAFE (Reg. TM) Index Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio

     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio



Platform 3
----------



     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio

     Lord Abbett Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio

     T. Rowe Price Mid Cap Growth Portfolio



Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio

     Neuberger Berman Genesis Portfolio

     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction
----------------------------------------------------------------------------
does not apply and you may continue to make subsequent Purchase Payments at
--------------
this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.



PURCHASE PAYMENT CREDIT


Your Account Value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 4% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 5%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.


You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors USA will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase

Payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $200 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,200 by $12.50 and credit your contract on Monday night with 416 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Series XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS

The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the Investment Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if




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the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.



We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Growth Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio
         (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)

     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio
         (formerly Van Kampen Comstock Portfolio)
     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio
     JPMorgan Core Bond Portfolio
         (formerly American Funds (Reg. TM) Bond Portfolio)
     JPMorgan Global Active Allocation Portfolio

     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio


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     Met/Franklin Low Duration Total Return Portfolio

     Met/Templeton International Bond Portfolio*
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)
     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)
         (formerly Barclays Capital Aggregate Bond Index Portfolio)

     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B or, as noted, Class C portfolios are available under the contract:



     American Funds (Reg. TM) Moderate Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Balanced Allocation Portfolio

         (Class C)

     American Funds (Reg. TM) Growth Allocation Portfolio

         (Class C)
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Met Investors Series Trust are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or




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Underlying ETFs in which the fund of funds Investment Portfolio invests.
Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
   (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another




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Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.



For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")



All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Dimensional International Small Company Portfolio, Met/Templeton International Bond Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, Third Avenue Small Cap Value Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer




                                       29

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out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a




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single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either: (i) in writing with an original signature, or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.



DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -

Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified



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number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.



VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase - although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



      Annual Step-Up Death Benefit          0.20%*
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
        Earnings
  Preservation Benefit                     0.25  %

*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each Investment Portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is

0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.

If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.



If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.



(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION BENEFIT - RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then



3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.



The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved



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


the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).



PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


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


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.



You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues



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


to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first

Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


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


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)



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


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.



We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders - guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.

Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.


GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON

YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:


     (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


         (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase
- Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


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


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.



The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply as long as the Enhanced Death Benefit I rider has not terminated.



The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:



o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



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


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
     (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.



For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):



(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.

(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
     (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio



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



     (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


     (1) The rider charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


(8)    The following replaces termination provision d), above:


    Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9)    The following replaces termination provision e), above:


    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(12) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2)    The following replaces termination provision d), above:


     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -

Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE

LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or the Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders, Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and



o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.



For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated

(for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF



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


YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the




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spouse will receive the Annual Benefit Payment each year until the Remaining
Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.



If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive



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     either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or



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Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


7.25% COMPOUNDING INCOME AMOUNT. For contracts issued prior to July 13, 2009,
                                 -------------------------------------------
on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If



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you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio


    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio


    (e)    the AQR Global Risk Balanced Portfolio



    (f)    the Barclays Aggregate Bond Index Portfolio


    (g)    the BlackRock Global Tactical Strategies Portfolio


    (h)    the BlackRock Money Market Portfolio


    (i)    the Invesco Balanced-Risk Allocation Portfolio


    (j)    the JPMorgan Global Active Allocation Portfolio


    (k)    the MetLife Balanced Plus Portfolio


    (l)    the MetLife Balanced Strategy Portfolio


    (m)    the MetLife Defensive Strategy Portfolio


    (n)    the MetLife Growth Strategy Portfolio


    (o)    the MetLife Moderate Strategy Portfolio


    (p)    the MetLife Multi-Index Targeted Risk Portfolio


    (q)    the Pyramis (Reg. TM) Government Income Portfolio




    (r)    the Pyramis (Reg. TM) Managed Risk Portfolio



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     (s)    the Schroders Global Multi-Asset Portfolio


    (t)    the SSgA Growth and Income ETF Portfolio


    (u)    the SSgA Growth ETF Portfolio



You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
   Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal



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(including any applicable withdrawal charge) multiplied by the GWB Withdrawal
Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing



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


to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your Account Value;


(2)    the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the



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


     Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in




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



"Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase

Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no



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


portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).



CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."



RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -

Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the



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


   highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the Death Benefit Base.


The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar



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


               amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses - Death Benefit Rider Charges").



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


    (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take



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


effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase - Restrictions on Subsequent Purchase Payments - GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."



TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the




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



     guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.



(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the Account Value; or


(2)    the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit - Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to



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


help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                            Benefit
   Issue Age             Percentage
   ---------             ----------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death.



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


(See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your



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Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the Account Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross Account Value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



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We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an Owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.



Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends, and certain other items).


The new 3.8% Medicare tax is imposed on the lesser of:


1.    the taxpayer's "net investment income" (from Non-Qualified
     Contracts, interest, dividends, etc., offset by specified allowable deductions); or


2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., arrangements described in sections 401(a), 403(a), 403(b), 408, 408A, or 457(b) of the Internal Revenue Code (the Code)), but such income will increase modified adjusted gross income in Item 2.


The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.



Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the



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contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in section 408 of the Code, permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2013, $5,500 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to




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distributions made before age 59 1/2, unless an exception applies. The Internal
Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,000 for 2013 (plus, for an employee age 50 or older, $2,500). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in section 408A of the Code, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the Account Value.



TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.



Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the



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regulations, this contract is not available for purchase via a "90-24"
transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.


The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.


For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type



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of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto



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Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.


We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA


MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in


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the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife Investors USA has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Growth Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and



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additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MetLife Securities, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MetLife Securities sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife Securities sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MetLife Securities sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MetLife Securities sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2012, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in

Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).



ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.



ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.203841         10.541615           421,720.6020
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420         9,286,471.2884
  01/01/2009    to  12/31/2009        7.004420          8.919228        15,007,484.7900
  01/01/2010    to  12/31/2010        8.919228          9.850085        17,804,582.7630
  01/01/2011    to  12/31/2011        9.850085          9.492567        18,939,432.7941
  01/01/2012    to  12/31/2012        9.492567         10.610225        17,713,965.1303
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300          8.943139           790,860.6104
  01/01/2009    to  12/31/2009        8.943139          9.873009         1,531,600.5300
  01/01/2010    to  12/31/2010        9.873009         10.314243         1,951,922.2287
  01/01/2011    to  12/31/2011       10.314243         10.743934         1,863,328.0024
  01/01/2012    to  12/31/2012       10.743934         11.097843         1,851,315.3487
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235        16,408,181.3342
  01/01/2009    to  12/31/2009        6.353235          8.384885        21,262,237.3100
  01/01/2010    to  12/31/2010        8.384885          9.369155        21,749,656.8435
  01/01/2011    to  12/31/2011        9.369155          8.788721        20,055,252.4567
  01/01/2012    to  12/31/2012        8.788721         10.051050        18,537,361.0796
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720         2,481,892.0547
  01/01/2009    to  12/31/2009        5.753720          7.868382         3,716,158.6400
  01/01/2010    to  12/31/2010        7.868382          9.167241         4,658,037.1483
  01/01/2011    to  12/31/2011        9.167241          8.611175         4,553,063.5638
  01/01/2012    to  12/31/2012        8.611175          9.954287         4,025,776.0416
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298          6.048679         1,701,002.1431
  01/01/2009    to  12/31/2009        6.048679          8.490229         2,463,110.1900
  01/01/2010    to  12/31/2010        8.490229          8.935936         3,106,999.0940
  01/01/2011    to  12/31/2011        8.935936          7.541827         3,343,041.8793
  01/01/2012    to  12/31/2012        7.541827          8.720379         3,055,203.7740
============   ==== ==========       =========         =========        ===============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443         7,364,007.6845
  01/01/2009    to  12/31/2009        7.677443          9.327990        11,237,324.6000
  01/01/2010    to  12/31/2010        9.327990         10.094473        11,851,260.7619
  01/01/2011    to  12/31/2011       10.094473          9.958552        11,878,393.4079
  01/01/2012    to  12/31/2012        9.958552         10.867339        11,133,095.2560
============   ==== ==========       =========         =========        ===============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.136121         11.531416         3,328,913.1021
============   ==== ==========       =========         =========        ===============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.959161         10.271320         1,158,782.9248
============   ==== ==========       =========         =========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921           145,114.5742
  01/01/2009    to  12/31/2009       12.346921         17.828224           619,867.7000
  01/01/2010    to  12/31/2010       17.828224         20.322814           723,349.9054
  01/01/2011    to  12/31/2011       20.322814         20.480040           702,311.3140
  01/01/2012    to  12/31/2012       20.480040         23.499166           758,346.7841
============   ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747         1,285,526.3249
  01/01/2005    to  12/31/2005       12.820747         14.301354         1,037,085.5635
  01/01/2006    to  12/31/2006       14.301354         19.374246         1,550,846.3065
  01/01/2007    to  12/31/2007       19.374246         16.212180         1,281,966.1503
  01/01/2008    to  12/31/2008       16.212180          9.310030         1,268,369.7004
  01/01/2009    to  12/31/2009        9.310030         12.350911         1,202,352.6400
  01/01/2010    to  12/31/2010       12.350911         14.119798         1,176,743.3391
  01/01/2011    to  12/31/2011       14.119798         13.126372         1,145,657.2316
  01/01/2012    to  12/31/2012       13.126372         16.282280         1,087,599.1684
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762         1,102,347.7665
  01/01/2005    to  12/31/2005       11.959762         13.252669         1,255,052.0060
  01/01/2006    to  12/31/2006       13.252669         15.097059         1,840,179.4484
  01/01/2007    to  12/31/2007       15.097059         15.323863         1,974,328.5432
  01/01/2008    to  12/31/2008       15.323863          9.644499         1,472,172.0346
  01/01/2009    to  12/31/2009        9.644499         12.563686         1,280,931.2900
  01/01/2010    to  12/31/2010       12.563686         15.368239         1,246,714.2721
  01/01/2011    to  12/31/2011       15.368239         14.180003         1,281,158.7945
  01/01/2012    to  12/31/2012       14.180003         16.490228         1,108,682.7688
============   ==== ==========       =========         =========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.931888             4,037.2252
  01/01/2002    to  12/31/2002       10.931888          8.816298           276,216.8987
  01/01/2003    to  12/31/2003        8.816298         11.716282         2,862,323.8722
  01/01/2004    to  12/31/2004       11.716282         13.903248         3,433,073.0381
  01/01/2005    to  12/31/2005       13.903248         15.639015         3,053,798.5167
  01/01/2006    to  12/31/2006       15.639015         19.841608         3,839,493.5102
  01/01/2007    to  12/31/2007       19.841608         19.316263         3,627,717.1768
  01/01/2008    to  12/31/2008       19.316263         11.242663         3,364,589.0969
  01/01/2009    to  12/31/2009       11.242663         17.165018         3,088,930.4000
  01/01/2010    to  12/31/2010       17.165018         19.676322         3,143,419.8913
  01/01/2011    to  12/31/2011       19.676322         16.612290         3,004,396.6055
  01/01/2012    to  12/31/2012       16.612290         21.139984         2,735,778.9557
============   ==== ==========       =========         =========        ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688          1.046910        14,563,857.1072
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000         11.848284            28,117.1670
  01/01/2002    to  12/31/2002       11.848284          8.457339           885,410.3746
  01/01/2003    to  12/31/2003        8.457339         11.563798         2,268,579.5739
  01/01/2004    to  12/31/2004       11.563798         12.117839         3,030,400.5294
  01/01/2005    to  12/31/2005       12.117839         12.918267         2,267,560.3441
  01/01/2006    to  12/31/2006       12.918267         14.524142         2,367,140.1379
  01/01/2007    to  12/31/2007       14.524142         15.882719         2,161,461.2596
  01/01/2008    to  12/31/2008       15.882719          9.581346         2,002,986.7571
  01/01/2009    to  12/31/2009        9.581346         12.624541         1,857,015.3000
  01/01/2010    to  12/31/2010       12.624541         15.685173         1,782,701.9618
  01/01/2011    to  12/31/2011       15.685173         15.277443         1,731,900.1818
  01/01/2012    to  12/31/2012       15.277443         17.783449         1,439,926.2948
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------    ----------------
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       144.950960        148.918147          12,508.3851
  01/01/2011    to  12/31/2011       148.918147        135.568725          22,918.9362
  01/01/2012    to  12/31/2012       135.568725        163.525609          32,525.7191
============   ==== ==========       ==========        ==========       ==============
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007         9.565084          9.981362         252,989.2550
  01/01/2008    to  12/31/2008         9.981362          5.718913       1,161,347.4325
  01/01/2009    to  12/31/2009         5.718913          6.940210       1,120,794.6500
  01/01/2010    to  12/31/2010         6.940210          7.884813       1,058,320.9642
  01/01/2011    to  12/31/2011         7.884813          7.465675       1,091,307.5569
  01/01/2012    to  12/31/2012         7.465675          8.281762         916,328.9354
============   ==== ==========       ==========        ==========       ==============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.012743          1.048954       3,250,068.2606
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001         8.041634          7.299489         375,946.0256
  01/01/2002    to  12/31/2002         7.299489          5.186539       1,550,682.3521
  01/01/2003    to  12/31/2003         5.186539          6.684840       4,963,173.8274
  01/01/2004    to  12/31/2004         6.684840          7.137295       4,250,790.1304
  01/01/2005    to  12/31/2005         7.137295          7.981937       2,950,067.8894
  01/01/2006    to  12/31/2006         7.981937          7.722873       3,052,274.0469
  01/01/2007    to  12/31/2007         7.722873          7.775812       2,788,672.1390
  01/01/2008    to  12/31/2008         7.775812          4.666062       2,606,397.3735
  01/01/2009    to  12/31/2009         4.666062          6.108653       2,327,286.5600
  01/01/2010    to  12/31/2010         6.108653          7.445477       2,377,409.8134
  01/01/2011    to  12/31/2011         7.445477          7.569276       3,858,357.0388
  01/01/2012    to  12/31/2012         7.569276          8.831514       3,333,755.7940
============   ==== ==========       ==========        ==========       ==============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246967         10.622902          11,199.5403
  01/01/2006    to  12/31/2006        10.622902         11.148484         782,041.0111
  01/01/2007    to  12/31/2007        11.148484         10.327747       1,025,605.6494
  01/01/2008    to  12/31/2008        10.327747          4.614768       1,168,109.3867
  01/01/2009    to  12/31/2009         4.614768          6.269067       1,173,476.9300
  01/01/2010    to  12/31/2010         6.269067          6.625444       1,246,327.8625
  01/01/2011    to  04/29/2011         6.625444          7.041458               0.0000
============   ==== ==========       ==========        ==========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074         193,617.3219
  01/01/2007    to  12/31/2007       10.329074         13.001983       1,346,098.4166
  01/01/2008    to  12/31/2008       13.001983          7.775588       1,411,345.9994
  01/01/2009    to  12/31/2009        7.775588         10.781012       1,611,080.4700
  01/01/2010    to  12/31/2010       10.781012         12.952026       1,639,981.4661
  01/01/2011    to  12/31/2011       12.952026         12.564113       1,772,721.0512
  01/01/2012    to  12/31/2012       12.564113         14.464335       1,475,633.6968
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.962133         337,551.0448
  01/01/2002    to  12/31/2002       13.962133         13.668578       2,112,043.8536
  01/01/2003    to  12/31/2003       13.668578         16.036858       6,432,602.9652
  01/01/2004    to  12/31/2004       16.036858         17.079057       5,049,160.4140
  01/01/2005    to  12/31/2005       17.079057         17.068231       3,421,340.7498
  01/01/2006    to  12/31/2006       17.068231         18.343828       3,378,801.5732
  01/01/2007    to  12/31/2007       18.343828         19.243149       3,061,412.7241
  01/01/2008    to  12/31/2008       19.243149         15.421699       2,165,582.5177
  01/01/2009    to  12/31/2009       15.421699         20.768373       2,121,348.6000
  01/01/2010    to  12/31/2010       20.768373         23.100413       1,884,240.8308
  01/01/2011    to  12/31/2011       23.100413         23.760160       1,574,102.8227
  01/01/2012    to  12/31/2012       23.760160         26.421594       1,427,049.9618
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142292         16.548409         241,799.2491
  01/01/2009    to  12/31/2009       16.548409         20.617376         274,203.0200
  01/01/2010    to  12/31/2010       20.617376         25.482727         305,120.0915
  01/01/2011    to  12/31/2011       25.482727         24.163650         329,157.3568
  01/01/2012    to  12/31/2012       24.163650         27.286633         310,804.6495
============   ==== ==========       =========         =========       ==============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877         10.212345          62,940.8819
  01/01/2011    to  12/31/2011       10.212345         10.257514         302,943.7364
  01/01/2012    to  12/31/2012       10.257514         10.839267         293,130.8489
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878          9.757096         167,276.9743
  01/01/2012    to  12/31/2012        9.757096         10.028733         240,896.1473
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315         391,745.7640
  01/01/2009    to  12/31/2009        6.593315          8.107374         666,114.0200
  01/01/2010    to  12/31/2010        8.107374          8.862691         894,253.0265
  01/01/2011    to  12/31/2011        8.862691          8.678933       1,002,375.4842
  01/01/2012    to  12/31/2012        8.678933          9.733885         972,873.2179
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370       5,685,455.7042
  01/01/2009    to  12/31/2009        7.026370          8.893585       7,344,927.1400
  01/01/2010    to  12/31/2010        8.893585          9.636546       7,821,370.6056
  01/01/2011    to  12/31/2011        9.636546          9.321590       7,650,608.5457
  01/01/2012    to  12/31/2012        9.321590         10.657275       6,899,015.5386
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.056476         266,878.5685
  01/01/2002    to  12/31/2002        8.056476          6.281590         901,094.8229
  01/01/2003    to  12/31/2003        6.281590          7.690349       1,817,499.2312
  01/01/2004    to  11/19/2004        7.690349          7.889764       2,035,854.2350
============   ==== ==========       =========         =========       ==============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301         10.886207          54,715.1100
  01/01/2010    to  12/31/2010       10.886207         12.170430         167,290.2096
  01/01/2011    to  12/31/2011       12.170430         11.943992         176,097.5304
  01/01/2012    to  12/31/2012       11.943992         13.439500         214,212.1441
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.986072         10.438856       1,267,656.4457
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975         234,049.8683
  01/01/2007    to  12/31/2007       10.467975         14.080259       1,220,647.4457
  01/01/2008    to  12/31/2008       14.080259          6.164667       1,509,674.5267
  01/01/2009    to  12/31/2009        6.164667         10.254869       2,618,089.4200
  01/01/2010    to  12/31/2010       10.254869         12.485909       2,793,614.7865
  01/01/2011    to  12/31/2011       12.485909          9.994683       2,917,769.9222
  01/01/2012    to  12/31/2012        9.994683         11.699610       2,690,866.0527
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.371336         253,462.5773
  01/01/2002    to  12/31/2002        8.371336          7.269814       1,423,606.5757
  01/01/2003    to  12/31/2003        7.269814          9.451731       2,681,802.5049
  01/01/2004    to  12/31/2004        9.451731         11.126240       3,948,676.3779
  01/01/2005    to  12/31/2005       11.126240         12.754761       3,011,325.8171
  01/01/2006    to  12/31/2006       12.754761         15.895291       3,499,951.2116
  01/01/2007    to  12/31/2007       15.895291         17.729518       3,511,942.6595
  01/01/2008    to  12/31/2008       17.729518         10.060674       3,198,990.1678
  01/01/2009    to  12/31/2009       10.060674         13.032848       3,213,003.5900
  01/01/2010    to  12/31/2010       13.032848         14.296015       3,015,483.4286
  01/01/2011    to  12/31/2011       14.296015         12.568352       2,843,165.1151
  01/01/2012    to  12/31/2012       12.568352         14.441527       2,543,075.4930
============   ==== ==========       =========         =========       ==============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000         10.987487          20,124.3000
  01/01/2002    to  12/31/2002       10.987487          9.648180         538,310.0754
  01/01/2003    to  12/31/2003        9.648180         11.986389       2,255,146.6683
  01/01/2004    to  12/31/2004       11.986389         13.501246       1,793,295.2164
  01/01/2005    to  12/31/2005       13.501246         14.365513       1,502,465.8760
  01/01/2006    to  12/31/2006       14.365513         16.220973       1,416,020.0097
  01/01/2007    to  12/31/2007       16.220973         15.537278       1,317,758.5597
  01/01/2008    to  12/31/2008       15.537278          9.438450       1,228,489.0497
  01/01/2009    to  12/31/2009        9.438450         12.709648       1,164,393.3400
  01/01/2010    to  12/31/2010       12.709648         15.374937       1,123,733.5131
  01/01/2011    to  12/31/2011       15.374937         14.340191       1,050,170.0841
  01/01/2012    to  12/31/2012       14.340191         14.864756         959,474.3514
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465       4,619,316.3976
  01/01/2004    to  12/31/2004       10.425465         11.189656       5,890,782.1348
  01/01/2005    to  12/31/2005       11.189656         11.170860       4,640,469.4529
  01/01/2006    to  12/31/2006       11.170860         11.042066       4,659,084.7052
  01/01/2007    to  12/31/2007       11.042066         12.045226       4,427,688.3956
  01/01/2008    to  12/31/2008       12.045226         11.042431       4,193,140.1536
  01/01/2009    to  12/31/2009       11.042431         12.834995       5,728,741.7500
  01/01/2010    to  12/31/2010       12.834995         13.618440       5,923,991.1967
  01/01/2011    to  12/31/2011       13.618440         14.903492       6,176,847.3321
  01/01/2012    to  12/31/2012       14.903492         16.013001       6,108,543.0596
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------    ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.523893           594,267.2482
  01/01/2002    to  12/31/2002       10.523893         11.325063         4,438,758.8429
  01/01/2003    to  12/31/2003       11.325063         11.631034         8,254,960.4589
  01/01/2004    to  12/31/2004       11.631034         12.022053         7,156,721.7548
  01/01/2005    to  12/31/2005       12.022053         12.103714         6,140,732.1433
  01/01/2006    to  12/31/2006       12.103714         12.456484         6,241,551.6398
  01/01/2007    to  12/31/2007       12.456484         13.191600         6,255,575.1940
  01/01/2008    to  12/31/2008       13.191600         13.041402         8,296,227.4988
  01/01/2009    to  12/31/2009       13.041402         15.155905         9,094,511.5400
  01/01/2010    to  12/31/2010       15.155905         16.142116        10,325,078.3287
  01/01/2011    to  12/31/2011       16.142116         16.398294        10,269,267.4651
  01/01/2012    to  12/31/2012       16.398294         17.641576         9,954,396.3965
============   ==== ==========       =========         =========        ===============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754         16.037793            17,027.0800
  01/01/2010    to  12/31/2010       16.037793         18.306978            71,279.1059
  01/01/2011    to  12/31/2011       18.306978         17.147741           159,919.7532
  01/01/2012    to  12/31/2012       17.147741         18.634623            85,683.1579
============   ==== ==========       =========         =========        ===============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967         24.376105           128,300.3990
  01/01/2011    to  12/31/2011       24.376105         24.831966           237,227.6191
  01/01/2012    to  12/31/2012       24.831966         27.248639           229,211.6431
============   ==== ==========       =========         =========        ===============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.756296         10.911620           599,536.6604
============   ==== ==========       =========         =========        ===============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.086250           213,915.6068
  01/01/2002    to  12/31/2002        6.086250          2.952425           883,327.5873
  01/01/2003    to  12/31/2003        2.952425          4.580635         1,633,943.3731
  01/01/2004    to  12/31/2004        4.580635          4.315511         2,454,413.2550
  01/01/2005    to  12/31/2005        4.315511          4.717416         1,827,496.1004
  01/01/2006    to  12/31/2006        4.717416          4.893393         2,017,174.2673
  01/01/2007    to  12/31/2007        4.893393          6.336505         3,201,065.8191
  01/01/2008    to  12/31/2008        6.336505          3.465479         2,631,543.4709
  01/01/2009    to  12/31/2009        3.465479          5.424533         2,772,135.2400
  01/01/2010    to  12/31/2010        5.424533          6.820134         2,552,559.7040
  01/01/2011    to  12/31/2011        6.820134          6.050937         2,249,460.6052
  01/01/2012    to  12/31/2012        6.050937          6.679328         1,964,323.9677
============   ==== ==========       =========         =========        ===============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010721          1.067048         3,495,178.6593
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------    ----------------
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366077          8.529445           29,380.4125
  01/01/2009    to  12/31/2009        8.529445         10.488355        1,663,878.6400
  01/01/2010    to  12/31/2010       10.488355         11.591033        3,281,692.4689
  01/01/2011    to  12/31/2011       11.591033         11.534227        5,511,403.1094
  01/01/2012    to  12/31/2012       11.534227         12.814650        6,685,508.8427
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746232          7.819798           36,119.5934
  01/01/2009    to  12/31/2009        7.819798          9.940024        1,877,067.9500
  01/01/2010    to  12/31/2010        9.940024         11.172492        3,155,794.2880
  01/01/2011    to  12/31/2011       11.172492         10.766783        3,728,011.0258
  01/01/2012    to  12/31/2012       10.766783         12.193848        2,924,603.7015
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.344503          194,262.4069
  01/01/2002    to  12/31/2002       41.344503         33.332049        1,007,684.6491
  01/01/2003    to  12/31/2003       33.332049         42.905952        2,717,972.9723
  01/01/2004    to  12/31/2004       42.905952         47.587002        2,478,937.4046
  01/01/2005    to  12/31/2005       47.587002         48.446417        1,980,166.9179
  01/01/2006    to  12/31/2006       48.446417         56.187289        1,972,468.7829
  01/01/2007    to  12/31/2007       56.187289         57.377185        1,815,200.8221
  01/01/2008    to  12/31/2008       57.377185         35.967814        1,494,179.9768
  01/01/2009    to  12/31/2009       35.967814         41.928431        1,391,191.2400
  01/01/2010    to  12/31/2010       41.928431         48.309957        1,299,846.6534
  01/01/2011    to  12/31/2011       48.309957         45.660800        1,178,103.2189
  01/01/2012    to  12/31/2012       45.660800         53.037202        1,045,334.8104
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.226988          413,454.3044
  01/01/2002    to  12/31/2002        8.226988          4.533110        1,942,616.5055
  01/01/2003    to  12/31/2003        4.533110          6.098811        6,058,122.8378
  01/01/2004    to  12/31/2004        6.098811          7.075043        5,077,616.0133
  01/01/2005    to  12/31/2005        7.075043          7.985522        4,887,124.2422
  01/01/2006    to  12/31/2006        7.985522          8.347710        5,129,926.6394
  01/01/2007    to  12/31/2007        8.347710          9.668240        5,322,789.3870
  01/01/2008    to  12/31/2008        9.668240          5.735290        5,132,099.7437
  01/01/2009    to  12/31/2009        5.735290          8.214937        5,254,318.5300
  01/01/2010    to  12/31/2010        8.214937         10.327880        5,259,671.9862
  01/01/2011    to  12/31/2011       10.327880         10.001799        4,776,287.4764
  01/01/2012    to  12/31/2012       10.001799         11.194572        4,165,659.3163
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.224231         574,173.6446
  01/01/2003    to  12/31/2003        8.224231         11.452136       3,289,763.0104
  01/01/2004    to  12/31/2004       11.452136         14.264232       3,613,703.7635
  01/01/2005    to  12/31/2005       14.264232         16.219476       3,159,008.3602
  01/01/2006    to  12/31/2006       16.219476         18.067717       3,490,210.3731
  01/01/2007    to  12/31/2007       18.067717         17.250907       3,167,307.4367
  01/01/2008    to  12/31/2008       17.250907         11.919451       2,780,972.3099
  01/01/2009    to  12/31/2009       11.919451         14.840417       2,678,424.5000
  01/01/2010    to  12/31/2010       14.840417         17.519779       2,588,744.7955
  01/01/2011    to  12/31/2011       17.519779         15.700881       2,277,120.7635
  01/01/2012    to  12/31/2012       15.700881         18.238666       2,013,346.6867
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863         807,745.9515
  01/01/2005    to  12/31/2005       11.103863         12.175337         526,216.8326
  01/01/2006    to  12/31/2006       12.175337         12.716515         822,609.2209
  01/01/2007    to  12/31/2007       12.716515         15.543311       1,012,832.9945
  01/01/2008    to  12/31/2008       15.543311          7.912081       1,009,535.9246
  01/01/2009    to  12/31/2009        7.912081         11.464744         942,474.6100
  01/01/2010    to  12/31/2010       11.464744         14.354847         921,077.1073
  01/01/2011    to  12/31/2011       14.354847         13.079300         968,297.8236
  01/01/2012    to  12/31/2012       13.079300         13.652250         788,014.9668
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357         290,014.4667
  01/01/2006    to  12/31/2006       10.465357         11.959052       1,032,186.8204
  01/01/2007    to  12/31/2007       11.959052         11.480694       1,188,014.5277
  01/01/2008    to  12/31/2008       11.480694          7.244190       1,275,126.3041
  01/01/2009    to  12/31/2009        7.244190          9.028080       1,165,972.7300
  01/01/2010    to  12/31/2010        9.028080         10.209672       1,299,576.6066
  01/01/2011    to  12/31/2011       10.209672          9.903871       1,319,908.6210
  01/01/2012    to  12/31/2012        9.903871         11.548197       1,284,047.1101
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970         14.675475          64,428.7900
  01/01/2010    to  12/31/2010       14.675475         15.266288         235,968.3366
  01/01/2011    to  12/31/2011       15.266288         16.106936         330,135.2978
  01/01/2012    to  12/31/2012       16.106936         16.426112         506,658.8649
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900777          9.995162         3,039,676.2882
  01/01/2006    to  12/31/2006        9.995162         10.289758         3,814,479.9963
  01/01/2007    to  12/31/2007       10.289758         10.618384         5,599,625.4943
  01/01/2008    to  12/31/2008       10.618384         10.726365        12,915,180.5981
  01/01/2009    to  12/31/2009       10.726365         10.588129         9,967,392.3400
  01/01/2010    to  12/31/2010       10.588129         10.425275         6,697,419.1970
  01/01/2011    to  12/31/2011       10.425275         10.265361         7,097,876.9729
  01/01/2012    to  12/31/2012       10.265361         10.106612         5,871,679.1407
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.142394           431,445.5300
  01/01/2002    to  12/31/2002       10.142394         10.095861         2,283,173.6792
  01/01/2003    to  12/31/2003       10.095861          9.983746         2,948,898.2150
  01/01/2004    to  12/31/2004        9.983746          9.892815         2,479,422.6610
  01/01/2005    to  04/30/2005        9.892815          9.900912            71,090.2589
============   ==== ==========       =========         =========        ===============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.144691           642,550.3776
  01/01/2002    to  12/31/2002       10.144691          8.335400         3,375,423.5555
  01/01/2003    to  12/31/2003        8.335400         10.729806         7,298,409.0367
  01/01/2004    to  12/31/2004       10.729806         11.847038         8,923,006.6889
  01/01/2005    to  12/31/2005       11.847038         12.847742         7,396,347.7022
  01/01/2006    to  12/31/2006       12.847742         14.473087         7,633,129.8588
  01/01/2007    to  12/31/2007       14.473087         14.880819         7,686,213.7456
  01/01/2008    to  12/31/2008       14.880819          8.870125         7,319,063.5121
  01/01/2009    to  12/31/2009        8.870125         11.513436         6,904,230.2200
  01/01/2010    to  12/31/2010       11.513436         12.676051         7,091,686.5135
  01/01/2011    to  12/31/2011       12.676051         11.959860         6,572,545.3989
  01/01/2012    to  12/31/2012       11.959860         13.270583         5,814,646.9113
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419         1,050,939.2922
  01/01/2003    to  12/31/2003        7.620419          9.731099         3,449,109.3346
  01/01/2004    to  12/31/2004        9.731099         10.437354         3,838,975.7645
  01/01/2005    to  12/31/2005       10.437354         11.668521         2,877,686.1189
  01/01/2006    to  12/31/2006       11.668521         11.779506         3,022,831.1946
  01/01/2007    to  12/31/2007       11.779506         12.918182         2,769,925.0974
  01/01/2008    to  12/31/2008       12.918182          8.070513         2,479,181.6819
  01/01/2009    to  12/31/2009        8.070513         11.090236         2,493,170.3300
  01/01/2010    to  12/31/2010       11.090236         12.155181         2,710,956.5197
  01/01/2011    to  12/31/2011       12.155181         11.995148         2,490,262.0157
  01/01/2012    to  12/31/2012       11.995148         13.646987         4,239,620.0393
============   ==== ==========       =========         =========        ===============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.456989           612,798.0288
  01/01/2002    to  12/31/2002        8.456989          6.267067         3,252,130.4928
  01/01/2003    to  12/31/2003        6.267067          7.931148         9,406,939.8845
  01/01/2004    to  12/31/2004        7.931148          8.308913        10,385,882.8179
  01/01/2005    to  12/31/2005        8.308913          8.567167         7,959,046.9005
  01/01/2006    to  12/31/2006        8.567167          9.078212         7,444,317.5078
  01/01/2007    to  12/31/2007        9.078212         10.214981         6,205,886.9023
  01/01/2008    to  12/31/2008       10.214981          5.436980         4,874,485.1240
  01/01/2009    to  12/31/2009        5.436980          7.692918         4,253,172.7900
  01/01/2010    to  12/31/2010        7.692918          8.286415         3,859,269.5012
  01/01/2011    to  12/31/2011        8.286415          8.046579         3,259,196.6871
  01/01/2012    to  04/27/2012        8.046579          9.047954                 0.0000
============   ==== ==========       =========         =========        ===============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.933782           485,066.9543
  01/01/2002    to  12/31/2002       11.933782         10.684902         2,278,921.2261
  01/01/2003    to  12/31/2003       10.684902         13.921813         5,568,162.6649
  01/01/2004    to  12/31/2004       13.921813         15.030239         4,728,111.6992
  01/01/2005    to  12/31/2005       15.030239         16.236413         4,041,727.0568
  01/01/2006    to  12/31/2006       16.236413         17.933554         3,962,750.8350
  01/01/2007    to  12/31/2007       17.933554         16.407030         3,413,682.7803
  01/01/2008    to  12/31/2008       16.407030          8.701509         3,018,941.4287
  01/01/2009    to  12/31/2009        8.701509         12.097394         2,708,478.9300
  01/01/2010    to  12/31/2010       12.097394         13.669557         2,476,292.2860
  01/01/2011    to  12/31/2011       13.669557         14.333336         2,194,177.4142
  01/01/2012    to  12/31/2012       14.333336         15.746118         1,943,783.9006
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------    ----------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319              319.1318
  01/01/2009    to  12/31/2009       10.133319         14.239504          156,436.3600
  01/01/2010    to  12/31/2010       14.239504         17.187816          173,143.2973
  01/01/2011    to  12/31/2011       17.187816         14.173361          193,790.9965
  01/01/2012    to  12/31/2012       14.173361         16.452693          169,001.0248
============   ==== ==========       =========         =========        ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843         13.616598           14,046.6900
  01/01/2010    to  12/31/2010       13.616598         16.882236          117,997.6850
  01/01/2011    to  12/31/2011       16.882236         16.250831          182,796.8117
  01/01/2012    to  12/31/2012       16.250831         18.762206          186,575.3581
============   ==== ==========       =========         =========        ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117           60,513.3225
  01/01/2002    to  12/31/2002       10.846117          8.274548          974,270.3069
  01/01/2003    to  12/31/2003        8.274548         10.418203        2,321,792.9079
  01/01/2004    to  12/31/2004       10.418203         11.311929        3,866,252.2493
  01/01/2005    to  12/31/2005       11.311929         11.625825        3,980,676.4049
  01/01/2006    to  12/31/2006       11.625825         13.185925        3,772,231.0537
  01/01/2007    to  12/31/2007       13.185925         13.627858        3,599,478.2320
  01/01/2008    to  12/31/2008       13.627858          8.418195        2,609,181.7693
  01/01/2009    to  12/31/2009        8.418195         10.437206        2,716,246.6900
  01/01/2010    to  12/31/2010       10.437206         11.765903        2,861,248.6055
  01/01/2011    to  12/31/2011       11.765903         11.774760        2,628,206.8847
  01/01/2012    to  12/31/2012       11.774760         13.381358        2,554,864.7061
============   ==== ==========       =========         =========        ==============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        9.084172         11.694698           31,560.4100
  01/01/2010    to  12/31/2010       11.694698         12.408974          278,677.4605
  01/01/2011    to  12/31/2011       12.408974         10.672477          438,833.7224
  01/01/2012    to  12/31/2012       10.672477         12.392538          486,278.2653
============   ==== ==========       =========         =========        ==============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792         13.846549           34,212.0600
  01/01/2010    to  12/31/2010       13.846549         17.252923          243,102.3266
  01/01/2011    to  12/31/2011       17.252923         16.252871          259,261.2651
  01/01/2012    to  12/31/2012       16.252871         18.553158          338,197.5188
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661         14.761175           106,696.3000
  01/01/2010    to  12/31/2010       14.761175         18.752786           251,033.7845
  01/01/2011    to  12/31/2011       18.752786         15.385924           346,969.4851
  01/01/2012    to  12/31/2012       15.385924         15.538597           325,257.4792
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317            47,979.6539
  01/01/2006    to  12/31/2006       15.524317         15.884610           161,548.7856
  01/01/2007    to  12/31/2007       15.884610         16.269782           266,886.4325
  01/01/2008    to  12/31/2008       16.269782         15.933627           616,218.0613
  01/01/2009    to  12/31/2009       15.933627         16.328707           718,956.3000
  01/01/2010    to  12/31/2010       16.328707         16.960653           776,941.3428
  01/01/2011    to  12/31/2011       16.960653         17.579867           796,484.5447
  01/01/2012    to  12/31/2012       17.579867         17.835571           784,191.1095
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009         2,649,613.2340
  01/01/2005    to  12/31/2005       10.689009         11.617570         5,300,779.7737
  01/01/2006    to  12/31/2006       11.617570         13.000581         7,468,528.3660
  01/01/2007    to  12/31/2007       13.000581         13.169061         7,419,034.2610
  01/01/2008    to  12/31/2008       13.169061          7.674018         6,565,938.1178
  01/01/2009    to  12/31/2009        7.674018         10.022737         6,140,999.0500
  01/01/2010    to  12/31/2010       10.022737         11.497114         6,061,437.2623
  01/01/2011    to  12/31/2011       11.497114         10.666773         5,909,295.6074
  01/01/2012    to  12/31/2012       10.666773         12.260127         5,511,570.6173
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980        19,253,700.8800
  01/01/2005    to  12/31/2005       10.392980         10.962390        41,877,501.8531
  01/01/2006    to  12/31/2006       10.962390         12.087152        64,425,856.1014
  01/01/2007    to  12/31/2007       12.087152         12.481300        86,637,148.3553
  01/01/2008    to  12/31/2008       12.481300          8.364141        88,399,855.1715
  01/01/2009    to  12/31/2009        8.364141         10.569112        86,335,971.8000
  01/01/2010    to  12/31/2010       10.569112         11.820410        84,591,910.7884
  01/01/2011    to  12/31/2011       11.820410         11.440794        79,593,449.0869
  01/01/2012    to  12/31/2012       11.440794         12.833143        71,868,605.6881
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092         2,013,349.9680
  01/01/2005    to  12/31/2005       10.109092         10.399957         6,980,567.5684
  01/01/2006    to  12/31/2006       10.399957         11.123726         9,747,921.0275
  01/01/2007    to  12/31/2007       11.123726         11.600009        12,585,727.7053
  01/01/2008    to  12/31/2008       11.600009          9.062519        23,441,972.6171
  01/01/2009    to  12/31/2009        9.062519         10.967254        26,608,396.4100
  01/01/2010    to  12/31/2010       10.967254         11.975937        27,364,143.7528
  01/01/2011    to  12/31/2011       11.975937         12.001477        25,838,266.4378
  01/01/2012    to  12/31/2012       12.001477         13.105255        24,711,942.8510
============   ==== ==========       =========         =========       ================
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907        15,209,446.5400
  01/01/2005    to  12/31/2005       10.603907         11.393996        32,218,154.4778
  01/01/2006    to  12/31/2006       11.393996         12.744446        64,374,999.9162
  01/01/2007    to  12/31/2007       12.744446         13.137431       104,224,424.3930
  01/01/2008    to  12/31/2008       13.137431          8.036651       113,605,082.4786
  01/01/2009    to  12/31/2009        8.036651         10.294738       105,226,362.8700
  01/01/2010    to  12/31/2010       10.294738         11.706585        98,348,354.7037
  01/01/2011    to  12/31/2011       11.706585         11.080407        89,850,156.2156
  01/01/2012    to  12/31/2012       11.080407         12.624065        81,172,600.2809
============   ==== ==========       =========         =========       ================
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         6,153,817.0840
  01/01/2005    to  12/31/2005       10.229313         10.657886        13,175,600.1368
  01/01/2006    to  12/31/2006       10.657886         11.568201        19,584,843.4273
  01/01/2007    to  12/31/2007       11.568201         12.096278        26,417,788.6885
  01/01/2008    to  12/31/2008       12.096278          8.763057        33,396,361.5478
  01/01/2009    to  12/31/2009        8.763057         10.879096        34,934,029.6200
  01/01/2010    to  12/31/2010       10.879096         12.040052        34,489,101.6658
  01/01/2011    to  12/31/2011       12.040052         11.841405        32,472,315.2704
  01/01/2012    to  12/31/2012       11.841405         13.103329        30,488,708.3202
============   ==== ==========       =========         =========       ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.142290         10.435926        34,212.9758
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007643          6.975502       180,159.4187
  01/01/2009    to  12/31/2009        6.975502          8.829282       290,827.0900
  01/01/2010    to  12/31/2010        8.829282          9.692467       300,161.5227
  01/01/2011    to  12/31/2011        9.692467          9.284907       523,995.4797
  01/01/2012    to  12/31/2012        9.284907         10.315720       387,750.9943
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037642          8.906301        16,492.7732
  01/01/2009    to  12/31/2009        8.906301          9.773545        15,419.9800
  01/01/2010    to  12/31/2010        9.773545         10.149269        52,466.6157
  01/01/2011    to  12/31/2011       10.149269         10.509031        52,427.7811
  01/01/2012    to  12/31/2012       10.509031         10.789921        40,179.6238
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997644          6.326981       258,598.1531
  01/01/2009    to  12/31/2009        6.326981          8.300294       447,766.3800
  01/01/2010    to  12/31/2010        8.300294          9.219205       269,270.6362
  01/01/2011    to  12/31/2011        9.219205          8.596417       248,066.0544
  01/01/2012    to  12/31/2012        8.596417          9.772025       298,522.3027
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987645          5.729921        25,611.9799
  01/01/2009    to  12/31/2009        5.729921          7.788963        31,603.6200
  01/01/2010    to  12/31/2010        7.788963          9.020479       116,842.5770
  01/01/2011    to  12/31/2011        9.020479          8.422717        88,688.4343
  01/01/2012    to  12/31/2012        8.422717          9.677909        50,039.3234
============   ==== ==========       =========         =========       ============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087639          6.023690         8,835.0465
  01/01/2009    to  12/31/2009        6.023690          8.404585        74,498.0000
  01/01/2010    to  12/31/2010        8.404585          8.792939        95,092.2477
  01/01/2011    to  12/31/2011        8.792939          7.376770        85,437.5870
  01/01/2012    to  12/31/2012        7.376770          8.478253       100,018.6842
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017643          7.645773        93,907.0604
  01/01/2009    to  12/31/2009        7.645773          9.233958       103,828.7700
  01/01/2010    to  12/31/2010        9.233958          9.932973       206,239.6200
  01/01/2011    to  12/31/2011        9.932973          9.740741       230,571.6637
  01/01/2012    to  12/31/2012        9.740741         10.565738       198,237.0618
============   ==== ==========       =========         =========       ============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.067176         11.413977        68,096.6595
============   ==== ==========       =========         =========       ============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.899079         10.168330        62,482.4931
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.404580         11.465407         8,627.6781
  01/01/2009    to  12/31/2009       11.465407         16.456463        35,201.0400
  01/01/2010    to  12/31/2010       16.456463         18.646966        64,359.3720
  01/01/2011    to  12/31/2011       18.646966         18.679105        49,344.0021
  01/01/2012    to  12/31/2012       18.679105         21.303893        51,232.9664
============   ==== ==========       =========         =========       ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         12.769274        93,011.2137
  01/01/2005    to  12/31/2005       12.769274         14.158993        91,971.6131
  01/01/2006    to  12/31/2006       14.158993         19.067100       153,556.1189
  01/01/2007    to  12/31/2007       19.067100         15.859122       113,099.7285
  01/01/2008    to  12/31/2008       15.859122          9.052459        94,036.5642
  01/01/2009    to  12/31/2009        9.052459         11.937341       115,465.4300
  01/01/2010    to  12/31/2010       11.937341         13.565479       100,174.2312
  01/01/2011    to  12/31/2011       13.565479         12.535725        96,412.9080
  01/01/2012    to  12/31/2012       12.535725         15.456164        95,747.4485
============   ==== ==========       =========         =========       ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.911720       130,409.9913
  01/01/2005    to  12/31/2005       11.911720         13.120742       136,763.7323
  01/01/2006    to  12/31/2006       13.120742         14.857622       179,891.0638
  01/01/2007    to  12/31/2007       14.857622         14.990114       148,215.1495
  01/01/2008    to  12/31/2008       14.990114          9.377703       100,533.0594
  01/01/2009    to  12/31/2009        9.377703         12.143060        94,683.9100
  01/01/2010    to  12/31/2010       12.143060         14.764987        90,798.6663
  01/01/2011    to  12/31/2011       14.764987         13.542005       114,199.0798
  01/01/2012    to  12/31/2012       13.542005         15.653603        83,790.6128
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.696787         241,020.0635
  01/01/2004    to  12/31/2004       11.696787         13.796898         478,753.7022
  01/01/2005    to  12/31/2005       13.796898         15.426843         382,525.2375
  01/01/2006    to  12/31/2006       15.426843         19.455725         432,663.7558
  01/01/2007    to  12/31/2007       19.455725         18.826620         451,261.0295
  01/01/2008    to  12/31/2008       18.826620         10.891774         324,382.1973
  01/01/2009    to  12/31/2009       10.891774         16.529776         304,960.0500
  01/01/2010    to  12/31/2010       16.529776         18.834917         292,908.4436
  01/01/2011    to  12/31/2011       18.834917         15.806835         275,523.6617
  01/01/2012    to  12/31/2012       15.806835         19.994092         234,314.0537
============   ==== ==========      ==========        ==========         ============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010589          1.042600         334,187.4443
============   ==== ==========      ==========        ==========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.544610         146,088.6887
  01/01/2004    to  12/31/2004       11.544610         12.025150         321,107.1241
  01/01/2005    to  12/31/2005       12.025150         12.743013         185,002.8443
  01/01/2006    to  12/31/2006       12.743013         14.241609         198,974.2035
  01/01/2007    to  12/31/2007       14.241609         15.480075         170,766.7052
  01/01/2008    to  12/31/2008       15.480075          9.282264         129,747.9457
  01/01/2009    to  12/31/2009        9.282264         12.157292         150,541.1800
  01/01/2010    to  12/31/2010       12.157292         15.014392         154,935.2476
  01/01/2011    to  12/31/2011       15.014392         14.536761         146,148.6863
  01/01/2012    to  12/31/2012       14.536761         16.819537         126,783.6187
============   ==== ==========      ==========        ==========         ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      122.432663        125.284241             803.0587
  01/01/2011    to  12/31/2011      125.284241        113.372247           1,346.1091
  01/01/2012    to  12/31/2012      113.372247        135.929968           2,235.2098
============   ==== ==========      ==========        ==========         ============
 JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563182          9.971336           7,982.5311
  01/01/2008    to  12/31/2008        9.971336          5.678787          28,213.2733
  01/01/2009    to  12/31/2009        5.678787          6.850286          21,060.7700
  01/01/2010    to  12/31/2010        6.850286          7.736135          25,221.7759
  01/01/2011    to  12/31/2011        7.736135          7.281158          23,644.5253
  01/01/2012    to  12/31/2012        7.281158          8.028515           6,134.2011
============   ==== ==========      ==========        ==========         ============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012643          1.044636          18,542.8874
============   ==== ==========      ==========        ==========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.679283         271,953.2593
  01/01/2004    to  12/31/2004        6.679283          7.088585         526,994.0843
  01/01/2005    to  12/31/2005        7.088585          7.880192         407,929.6006
  01/01/2006    to  12/31/2006        7.880192          7.578917         425,695.5190
  01/01/2007    to  12/31/2007        7.578917          7.584961         292,297.6463
  01/01/2008    to  12/31/2008        7.584961          4.524155         206,038.6130
  01/01/2009    to  12/31/2009        4.524155          5.887432         175,353.5700
  01/01/2010    to  12/31/2010        5.887432          7.132966         170,267.0947
  01/01/2011    to  12/31/2011        7.132966          7.208270         271,559.8422
  01/01/2012    to  12/31/2012        7.208270          8.359733         300,379.2576
============   ==== ==========       =========         =========         ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245793         10.612431               0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037          41,083.6040
  01/01/2007    to  12/31/2007       11.071037         10.194281          55,696.8178
  01/01/2008    to  12/31/2008       10.194281          4.527670          61,456.5442
  01/01/2009    to  12/31/2009        4.527670          6.113936          84,855.2800
  01/01/2010    to  12/31/2010        6.113936          6.422871          90,928.8520
  01/01/2011    to  04/29/2011        6.422871          6.812825               0.0000
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.287545           2,597.7207
  01/01/2007    to  12/31/2007       10.287545         12.871882          47,758.6469
  01/01/2008    to  12/31/2008       12.871882          7.651494          18,427.3416
  01/01/2009    to  12/31/2009        7.651494         10.545536          17,200.5100
  01/01/2010    to  12/31/2010       10.545536         12.593441          23,265.5326
  01/01/2011    to  12/31/2011       12.593441         12.143329          30,773.3481
  01/01/2012    to  12/31/2012       12.143329         13.895868          41,848.5755
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.023387         284,707.3244
  01/01/2004    to  12/31/2004       16.023387         16.962368         490,070.7371
  01/01/2005    to  12/31/2005       16.962368         16.850487         355,697.6642
  01/01/2006    to  12/31/2006       16.850487         18.001792         365,875.1600
  01/01/2007    to  12/31/2007       18.001792         18.770781         398,643.8619
  01/01/2008    to  12/31/2008       18.770781         14.952834         301,326.9841
  01/01/2009    to  12/31/2009       14.952834         20.016618         282,054.7000
  01/01/2010    to  12/31/2010       20.016618         22.131133         233,638.1244
  01/01/2011    to  12/31/2011       22.131133         22.627387         202,061.5170
  01/01/2012    to  12/31/2012       22.627387         25.010654         180,095.7256
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.244085         15.236806         7,267.4154
  01/01/2009    to  12/31/2009       15.236806         18.869671        10,351.5300
  01/01/2010    to  12/31/2010       18.869671         23.183243        22,977.3034
  01/01/2011    to  12/31/2011       23.183243         21.851889        25,709.0963
  01/01/2012    to  12/31/2012       21.851889         24.527713        15,784.2332
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997055         10.170970         5,138.8553
  01/01/2011    to  12/31/2011       10.170970         10.155004        25,930.3640
  01/01/2012    to  12/31/2012       10.155004         10.666415        60,987.3199
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987056          9.717547         1,182.9453
  01/01/2012    to  12/31/2012        9.717547          9.928013         4,612.6137
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.566075         3,281.7798
  01/01/2009    to  12/31/2009        6.566075          8.025581         6,190.6700
  01/01/2010    to  12/31/2010        8.025581          8.720835        25,015.4388
  01/01/2011    to  12/31/2011        8.720835          8.489024        17,055.3562
  01/01/2012    to  12/31/2012        8.489024          9.463651        28,094.4457
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.997364        18,148.2267
  01/01/2009    to  12/31/2009        6.997364          8.803900        58,491.8500
  01/01/2010    to  12/31/2010        8.803900          9.482346        72,548.8666
  01/01/2011    to  12/31/2011        9.482346          9.117654        77,293.2274
  01/01/2012    to  12/31/2012        9.117654         10.361447        76,734.0009
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.683938        64,125.8057
  01/01/2004    to  11/19/2004        7.683938          7.841442       111,818.8341
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997644         10.842469             0.0000
  01/01/2010    to  12/31/2010       10.842469         12.049076             0.0000
  01/01/2011    to  12/31/2011       12.049076         11.754322             0.0000
  01/01/2012    to  12/31/2012       11.754322         13.146553             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.925834         10.334200             0.0000
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.425858        15,777.9155
  01/01/2007    to  12/31/2007       10.425858         13.939329        91,347.3272
  01/01/2008    to  12/31/2008       13.939329          6.066196       104,530.9389
  01/01/2009    to  12/31/2009        6.066196         10.030731       134,596.1900
  01/01/2010    to  12/31/2010       10.030731         12.140074       212,420.3754
  01/01/2011    to  12/31/2011       12.140074          9.659757       134,510.1148
  01/01/2012    to  12/31/2012        9.659757         11.239572       112,551.4583
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.443844        78,366.3309
  01/01/2004    to  12/31/2004        9.443844         11.050305       284,309.0159
  01/01/2005    to  12/31/2005       11.050305         12.592178       225,156.9534
  01/01/2006    to  12/31/2006       12.592178         15.599096       285,148.9665
  01/01/2007    to  12/31/2007       15.599096         17.294487       304,624.6876
  01/01/2008    to  12/31/2008       17.294487          9.754781       200,562.3480
  01/01/2009    to  12/31/2009        9.754781         12.560971       207,055.9400
  01/01/2010    to  12/31/2010       12.560971         13.696086       180,873.9585
  01/01/2011    to  12/31/2011       13.696086         11.968950       172,416.5102
  01/01/2012    to  12/31/2012       11.968950         13.670111       160,097.1685
============   ==== ==========       =========         =========       ============
 MLA MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.728989         11.966439       182,245.3939
  01/01/2004    to  12/31/2004       11.966439         13.397939       185,955.2435
  01/01/2005    to  12/31/2005       13.397939         14.170585       180,591.5169
  01/01/2006    to  12/31/2006       14.170585         15.905432       182,918.0928
  01/01/2007    to  12/31/2007       15.905432         15.143385       161,946.0384
  01/01/2008    to  12/31/2008       15.143385          9.143843       131,131.9405
  01/01/2009    to  12/31/2009        9.143843         12.239277       162,548.7100
  01/01/2010    to  12/31/2010       12.239277         14.717456       170,881.9162
  01/01/2011    to  12/31/2011       14.717456         13.644963       151,184.9514
  01/01/2012    to  12/31/2012       13.644963         14.059012       144,173.3875
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.383711         276,916.0429
  01/01/2004    to  12/31/2004       10.383711         11.078005         563,221.0136
  01/01/2005    to  12/31/2005       11.078005         10.993406         397,474.2448
  01/01/2006    to  12/31/2006       10.993406         10.801814         441,795.0709
  01/01/2007    to  12/31/2007       10.801814         11.712300         434,463.0257
  01/01/2008    to  12/31/2008       11.712300         10.672796         475,293.6726
  01/01/2009    to  12/31/2009       10.672796         12.331203         492,407.0500
  01/01/2010    to  12/31/2010       12.331203         13.005643         486,017.5118
  01/01/2011    to  12/31/2011       13.005643         14.147999         427,428.1004
  01/01/2012    to  12/31/2012       14.147999         15.109869         437,381.3340
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.621236         339,679.6514
  01/01/2004    to  12/31/2004       11.621236         11.939873         513,554.0617
  01/01/2005    to  12/31/2005       11.939873         11.949254         470,252.5060
  01/01/2006    to  12/31/2006       11.949254         12.224156         530,693.2174
  01/01/2007    to  12/31/2007       12.224156         12.867717         552,148.3986
  01/01/2008    to  12/31/2008       12.867717         12.644921         532,678.5398
  01/01/2009    to  12/31/2009       12.644921         14.607287         524,893.7300
  01/01/2010    to  12/31/2010       14.607287         15.464763         542,082.1196
  01/01/2011    to  12/31/2011       15.464763         15.616471         485,081.3039
  01/01/2012    to  12/31/2012       15.616471         16.699459         491,561.5841
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.949352         14.577210               0.0000
  01/01/2010    to  12/31/2010       14.577210         16.540286               0.0000
  01/01/2011    to  12/31/2011       16.540286         15.400399               0.0000
  01/01/2012    to  12/31/2012       15.400399         16.635132               0.0000
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.659764         12.186489          37,474.1128
  01/01/2011    to  12/31/2011       12.186489         12.340332          24,540.0425
  01/01/2012    to  12/31/2012       12.340332         13.459890          24,500.9270
============   ==== ==========       =========         =========         ============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.691446         10.802248          20,120.8054
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.576888         135,644.7305
  01/01/2004    to  12/31/2004        4.576888          4.286100         314,667.9756
  01/01/2005    to  12/31/2005        4.286100          4.657329         177,491.8015
  01/01/2006    to  12/31/2006        4.657329          4.802236         181,379.7267
  01/01/2007    to  12/31/2007        4.802236          6.181095         375,869.1148
  01/01/2008    to  12/31/2008        6.181095          3.360137         208,623.4821
  01/01/2009    to  12/31/2009        3.360137          5.228191         288,385.9700
  01/01/2010    to  12/31/2010        5.228191          6.534018         308,394.8448
  01/01/2011    to  12/31/2011        6.534018          5.762466         205,934.1216
  01/01/2012    to  12/31/2012        5.762466          6.322650         151,217.6505
============   ==== ==========       =========         =========         ============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010621          1.062656          34,057.8007
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.211092          8.364414               0.0000
  01/01/2009    to  12/31/2009        8.364414         10.223891           5,744.7100
  01/01/2010    to  12/31/2010       10.223891         11.231233          36,650.7418
  01/01/2011    to  12/31/2011       11.231233         11.109478          38,518.7234
  01/01/2012    to  12/31/2012       11.109478         12.268540          53,467.9848
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.602704          7.668467               0.0000
  01/01/2009    to  12/31/2009        7.668467          9.689346          33,886.6500
  01/01/2010    to  12/31/2010        9.689346         10.825647          40,910.2203
  01/01/2011    to  12/31/2011       10.825647         10.370241          42,987.7440
  01/01/2012    to  12/31/2012       10.370241         11.674140          51,593.0022
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.870218         128,247.0956
  01/01/2004    to  12/31/2004       42.870218         47.262240         231,888.7690
  01/01/2005    to  12/31/2005       47.262240         47.828763         183,199.4712
  01/01/2006    to  12/31/2006       47.828763         55.140128         188,111.0646
  01/01/2007    to  12/31/2007       55.140128         55.969125         196,659.7944
  01/01/2008    to  12/31/2008       55.969125         34.873955         167,284.0181
  01/01/2009    to  12/31/2009       34.873955         40.409933         158,947.5300
  01/01/2010    to  12/31/2010       40.409933         46.282060         152,811.5124
  01/01/2011    to  12/31/2011       46.282060         43.482842         138,550.7648
  01/01/2012    to  12/31/2012       43.482842         50.203734         122,697.9049
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.093768         389,791.4401
  01/01/2004    to  12/31/2004        6.093768          7.026802         412,384.5467
  01/01/2005    to  12/31/2005        7.026802          7.883783         440,390.4989
  01/01/2006    to  12/31/2006        7.883783          8.192170         534,994.7053
  01/01/2007    to  12/31/2007        8.192170          9.431038         490,090.8181
  01/01/2008    to  12/31/2008        9.431038          5.560923         399,409.2102
  01/01/2009    to  12/31/2009        5.560923          7.917536         325,492.4700
  01/01/2010    to  12/31/2010        7.917536          9.894508         314,361.3673
  01/01/2011    to  12/31/2011        9.894508          9.524882         254,882.0337
  01/01/2012    to  12/31/2012        9.524882         10.596666         266,377.1582
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.423552         232,576.4026
  01/01/2004    to  12/31/2004       11.423552         14.143335         411,443.1301
  01/01/2005    to  12/31/2005       14.143335         15.986141         282,810.1934
  01/01/2006    to  12/31/2006       15.986141         17.701553         310,086.3910
  01/01/2007    to  12/31/2007       17.701553         16.799572         286,296.7801
  01/01/2008    to  12/31/2008       16.799572         11.537811         230,164.8946
  01/01/2009    to  12/31/2009       11.537811         14.279284         204,887.2500
  01/01/2010    to  12/31/2010       14.279284         16.756599         193,166.5364
  01/01/2011    to  12/31/2011       16.756599         14.927231         177,605.1706
  01/01/2012    to  12/31/2012       14.927231         17.235731         152,007.3014
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.059226         108,473.8262
  01/01/2005    to  12/31/2005       11.059226         12.054083          58,424.0871
  01/01/2006    to  12/31/2006       12.054083         12.514719         116,308.8301
  01/01/2007    to  12/31/2007       12.514719         15.204687          77,092.8605
  01/01/2008    to  12/31/2008       15.204687          7.693113          60,104.2853
  01/01/2009    to  12/31/2009        7.693113         11.080783          67,890.9800
  01/01/2010    to  12/31/2010       11.080783         13.791207          58,773.4764
  01/01/2011    to  12/31/2011       13.791207         12.490689          63,791.0575
  01/01/2012    to  12/31/2012       12.490689         12.959416          48,114.1245
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998233         10.423314        47,918.1784
  01/01/2006    to  12/31/2006       10.423314         11.839967        81,364.7814
  01/01/2007    to  12/31/2007       11.839967         11.297995        94,063.7573
  01/01/2008    to  12/31/2008       11.297995          7.086015        68,141.8923
  01/01/2009    to  12/31/2009        7.086015          8.778122        71,201.6400
  01/01/2010    to  12/31/2010        8.778122          9.867669        63,779.1988
  01/01/2011    to  12/31/2011        9.867669          9.514947        78,802.7990
  01/01/2012    to  12/31/2012        9.514947         11.027999        59,934.5295
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.326289         13.725823         2,178.4700
  01/01/2010    to  12/31/2010       13.725823         14.193003        29,213.2905
  01/01/2011    to  12/31/2011       14.193003         14.885242        27,029.2461
  01/01/2012    to  12/31/2012       14.885242         15.088916        19,517.6230
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.813406          9.867629       263,553.3831
  01/01/2006    to  12/31/2006        9.867629         10.097874       508,312.1756
  01/01/2007    to  12/31/2007       10.097874         10.357706       554,737.8309
  01/01/2008    to  12/31/2008       10.357706         10.400275       971,414.1278
  01/01/2009    to  12/31/2009       10.400275         10.204821       863,246.7200
  01/01/2010    to  12/31/2010       10.204821          9.987747       600,706.1393
  01/01/2011    to  12/31/2011        9.987747          9.775866       773,101.4853
  01/01/2012    to  12/31/2012        9.775866          9.566789       636,036.7714
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666          9.975351       202,790.2875
  01/01/2004    to  12/31/2004        9.975351          9.825200       197,827.6810
  01/01/2005    to  04/30/2005        9.825200          9.814024             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.720865       450,537.1512
  01/01/2004    to  12/31/2004       10.720865         11.766181       921,849.8574
  01/01/2005    to  12/31/2005       11.766181         12.683972       689,049.9125
  01/01/2006    to  12/31/2006       12.683972         14.203378       713,506.9213
  01/01/2007    to  12/31/2007       14.203378         14.515661       648,455.0869
  01/01/2008    to  12/31/2008       14.515661          8.600388       531,875.2855
  01/01/2009    to  12/31/2009        8.600388         11.096531       511,984.2300
  01/01/2010    to  12/31/2010       11.096531         12.144019       506,647.2426
  01/01/2011    to  12/31/2011       12.144019         11.389464       470,051.4053
  01/01/2012    to  12/31/2012       11.389464         12.561693       424,612.9566
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------    ----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.706811         311,183.0456
  01/01/2004    to  12/31/2004        9.706811         10.348857         388,352.2458
  01/01/2005    to  12/31/2005       10.348857         11.500611         282,658.0152
  01/01/2006    to  12/31/2006       11.500611         11.540713         320,664.3454
  01/01/2007    to  12/31/2007       11.540713         12.580182         317,361.8903
  01/01/2008    to  12/31/2008       12.580182          7.812070         230,599.2334
  01/01/2009    to  12/31/2009        7.812070         10.670910         241,000.4300
  01/01/2010    to  12/31/2010       10.670910         11.625674         237,784.9424
  01/01/2011    to  12/31/2011       11.625674         11.404118         216,737.3804
  01/01/2012    to  12/31/2012       11.404118         12.896570         330,155.4823
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.924557         436,721.0974
  01/01/2004    to  12/31/2004        7.924557          8.252214         687,573.2186
  01/01/2005    to  12/31/2005        8.252214          8.457958         422,672.8808
  01/01/2006    to  12/31/2006        8.457958          8.909009         437,367.5201
  01/01/2007    to  12/31/2007        8.909009          9.964302         440,141.9830
  01/01/2008    to  12/31/2008        9.964302          5.271626         281,388.1226
  01/01/2009    to  12/31/2009        5.271626          7.414348         266,168.2800
  01/01/2010    to  12/31/2010        7.414348          7.938615         256,256.1880
  01/01/2011    to  12/31/2011        7.938615          7.662823         218,022.3245
  01/01/2012    to  04/27/2012        7.662823          8.599629               0.0000
============   ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.910207         297,537.1685
  01/01/2004    to  12/31/2004       13.910207         14.927620         412,141.1433
  01/01/2005    to  12/31/2005       14.927620         16.029400         342,494.1156
  01/01/2006    to  12/31/2006       16.029400         17.599301         346,787.7630
  01/01/2007    to  12/31/2007       17.599301         16.004327         298,544.3915
  01/01/2008    to  12/31/2008       16.004327          8.436834         241,932.1256
  01/01/2009    to  12/31/2009        8.436834         11.659237         223,447.7600
  01/01/2010    to  12/31/2010       11.659237         13.095713         209,375.9091
  01/01/2011    to  12/31/2011       13.095713         13.649653         190,814.2411
  01/01/2012    to  12/31/2012       13.649653         14.904861         174,488.0299
============   ==== ==========       =========         =========         ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063482         10.123009               0.0000
  01/01/2009    to  12/31/2009       10.123009         14.139917           1,231.8400
  01/01/2010    to  12/31/2010       14.139917         16.965664          16,512.0533
  01/01/2011    to  12/31/2011       16.965664         13.906530           9,931.1090
  01/01/2012    to  12/31/2012       13.906530         16.045912           9,839.7640
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ----------------
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.369888         12.862148           418.0400
  01/01/2010    to  12/31/2010       12.862148         15.851575         4,467.3527
  01/01/2011    to  12/31/2011       15.851575         15.167587         7,334.2242
  01/01/2012    to  12/31/2012       15.167587         17.406280        12,180.7530
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.400893       210,821.8544
  01/01/2004    to  12/31/2004       10.400893         11.225412       331,037.4316
  01/01/2005    to  12/31/2005       11.225412         11.468098       346,826.5334
  01/01/2006    to  12/31/2006       11.468098         12.929453       334,552.5228
  01/01/2007    to  12/31/2007       12.929453         13.282412       335,949.5835
  01/01/2008    to  12/31/2008       13.282412          8.155452       233,156.6623
  01/01/2009    to  12/31/2009        8.155452         10.050954       216,153.1100
  01/01/2010    to  12/31/2010       10.050954         11.262766       200,681.2046
  01/01/2011    to  12/31/2011       11.262766         11.203955       160,405.5571
  01/01/2012    to  12/31/2012       11.203955         12.656124       149,868.7978
============   ==== ==========       =========         =========       ============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.529717         10.937583         1,583.3900
  01/01/2010    to  12/31/2010       10.937583         11.536271        10,010.4936
  01/01/2011    to  12/31/2011       11.536271          9.862584         5,773.2554
  01/01/2012    to  12/31/2012        9.862584         11.383274        14,175.2671
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.573423         12.950054             0.0000
  01/01/2010    to  12/31/2010       12.950054         16.039473         1,540.9210
  01/01/2011    to  12/31/2011       16.039473         15.019502        16,367.3177
  01/01/2012    to  12/31/2012       15.019502         17.042163        15,897.1663
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.583061         14.657853           907.7000
  01/01/2010    to  12/31/2010       14.657853         18.510258         8,199.9932
  01/01/2011    to  12/31/2011       18.510258         15.096164        12,958.4771
  01/01/2012    to  12/31/2012       15.096164         15.154247         7,420.3254
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------    ----------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.605215         14.517878            4,547.7663
  01/01/2006    to  12/31/2006       14.517878         14.766198            4,227.2304
  01/01/2007    to  12/31/2007       14.766198         15.033298            7,326.9777
  01/01/2008    to  12/31/2008       15.033298         14.634377           19,012.6607
  01/01/2009    to  12/31/2009       14.634377         14.907545           15,614.3600
  01/01/2010    to  12/31/2010       14.907545         15.391866           25,719.6321
  01/01/2011    to  12/31/2011       15.391866         15.858649           16,235.6036
  01/01/2012    to  12/31/2012       15.858649         15.992549           15,378.9967
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298488         10.678836          479,230.8371
  01/01/2005    to  12/31/2005       10.678836         11.537305        1,130,105.1147
  01/01/2006    to  12/31/2006       11.537305         12.833744        1,271,530.3460
  01/01/2007    to  12/31/2007       12.833744         12.921851        1,282,933.4497
  01/01/2008    to  12/31/2008       12.921851          7.484650        1,029,897.1676
  01/01/2009    to  12/31/2009        7.484650          9.716919          737,845.3100
  01/01/2010    to  12/31/2010        9.716919         11.079702          600,471.2128
  01/01/2011    to  12/31/2011       11.079702         10.218106          620,737.8255
  01/01/2012    to  12/31/2012       10.218106         11.673833          527,096.0018
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098702         10.383084        1,780,132.1150
  01/01/2005    to  12/31/2005       10.383084         10.886632        4,656,457.0359
  01/01/2006    to  12/31/2006       10.886632         11.932019        6,053,889.6430
  01/01/2007    to  12/31/2007       11.932019         12.246994        5,897,408.0023
  01/01/2008    to  12/31/2008       12.246994          8.157789        6,339,641.1515
  01/01/2009    to  12/31/2009        8.157789         10.246702        5,858,229.6600
  01/01/2010    to  12/31/2010       10.246702         11.391333        5,618,564.6809
  01/01/2011    to  12/31/2011       11.391333         10.959672        5,245,953.7656
  01/01/2012    to  12/31/2012       10.959672         12.219557        4,710,179.5115
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938873         10.099461          235,288.4837
  01/01/2005    to  12/31/2005       10.099461         10.328069          494,869.9246
  01/01/2006    to  12/31/2006       10.328069         10.980934          759,821.1668
  01/01/2007    to  12/31/2007       10.980934         11.382233        1,312,660.0869
  01/01/2008    to  12/31/2008       11.382233          8.838978        2,040,558.6890
  01/01/2009    to  12/31/2009        8.838978         10.632764        2,163,438.8200
  01/01/2010    to  12/31/2010       10.632764         11.541269        1,973,329.4328
  01/01/2011    to  12/31/2011       11.541269         11.496864        1,371,180.9626
  01/01/2012    to  12/31/2012       11.496864         12.478748        1,286,505.2578
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------     ----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238552         10.593813         2,346,715.2040
  01/01/2005    to  12/31/2005       10.593813         11.315268         5,210,352.5358
  01/01/2006    to  12/31/2006       11.315268         12.580887         7,518,182.4455
  01/01/2007    to  12/31/2007       12.580887         12.890813         9,106,120.4993
  01/01/2008    to  12/31/2008       12.890813          7.838350         7,580,096.1079
  01/01/2009    to  12/31/2009        7.838350          9.980646         6,697,939.1000
  01/01/2010    to  12/31/2010        9.980646         11.281589         6,511,209.3205
  01/01/2011    to  12/31/2011       11.281589         10.614375         5,820,635.6983
  01/01/2012    to  12/31/2012       10.614375         12.020404         5,003,552.5464
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008797         10.219569           603,428.3634
  01/01/2005    to  12/31/2005       10.219569         10.584224         1,317,268.0669
  01/01/2006    to  12/31/2006       10.584224         11.419715         2,004,358.0287
  01/01/2007    to  12/31/2007       11.419715         11.869193         2,451,389.2085
  01/01/2008    to  12/31/2008       11.869193          8.546884         2,218,978.7549
  01/01/2009    to  12/31/2009        8.546884         10.547270         2,147,736.0500
  01/01/2010    to  12/31/2010       10.547270         11.603037         2,105,746.4622
  01/01/2011    to  12/31/2011       11.603037         11.343487         2,195,212.1323
  01/01/2012    to  12/31/2012       11.343487         12.476880         2,188,457.7452
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).



Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).



Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
   B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
   B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)



ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO



SUBADVISER: BlackRock Financial Management, Inc.



INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO (formerly Legg Mason ClearBridge Aggressive Growth Portfolio)


SUBADVISER: ClearBridge Investments, LLC (formerly ClearBridge Advisors, LLC)


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.



GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.



INVESCO COMSTOCK PORTFOLIO (formerly Van Kampen Comstock Portfolio)



SUBADVISER: Invesco Advisers, Inc.



INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.


JPMORGAN CORE BOND PORTFOLIO (formerly American Funds (Reg. TM) Bond Portfolio)



SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.



THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G) (formerly Barclays Capital Aggregate Bond Index Portfolio)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.




MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIOS (CLASS B OR, AS NOTED, CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.



SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $12,000 Purchase Payment plus the 4% Purchase Payment Credit of $480 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,480 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $6,000 plus the 4% Purchase Payment Credit of $240 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,480             $2,000           $10,480          $10,480
    2                                $2,000           $ 8,506          $ 8,506
    3                                $2,000           $ 6,527          $ 6,527
    4*           $ 6,240             $3,000           $ 9,783          $ 3,543         $6,240
    5                                $3,000           $ 6,807          $   552         $6,255
    6                                $3,000           $ 3,824                0         $3,824
    7                                $3,000           $   833                0         $  833
    8                                $  835                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $240 is added to the EDCA Account. This amount ($6,240) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,543 in the 1st Payment Bucket ($6,527 (1st Payment Bucket account value from the 3rd month) + $16 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,543). The total EDCA Account Value at the beginning of the 4th month is $9,783 ($3,543 in the 1st Payment Bucket + $6,240 in the 2nd Payment Bucket = $9,783).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 4% and that a $24,000 Purchase Payment plus the 4% Purchase Payment Credit of $960 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,960 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 4% and a second Purchase Payment of $12,000 plus the 4% Purchase Payment Credit of $480 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,960                   $2,000           $22,960          $22,960
    2                                $2,000           $21,017          $21,017
    3                                $2,000           $19,068          $19,068
    4                                $2,000           $17,115          $17,115
    5                                $2,000           $15,158          $15,158
    6*     $12,480                   $3,000           $24,675          $12,195         $12,480
    7                                $3,000           $21,736          $ 9,225         $12,511
    8                                $3,000           $18,790          $ 6,248         $12,542
    9                                $3,000           $15,836          $ 3,263         $12,573
   10                                $3,000           $12,875          $   271         $12,604
   11                                $3,000           $ 9,907                0         $ 9,907
   12                                $3,000           $ 6,931                0         $ 6,931
   13                                $3,000           $ 3,948                0         $ 3,948
   14                                $3,000           $   958                0         $   958
   15                                $  960                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $480 is added to the EDCA Account. This amount ($12,480) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,195 in the 1st Payment Bucket ($15,158 (1st Payment Bucket Account Value from the 5th month) + $37 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,195). The total EDCA Account Value at the beginning of the 6th month is $24,675 ($12,195 in the 1st Payment Bucket + $12,480 in the 2nd Payment Bucket = $24,675).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) THE ANNUAL INCREASE AMOUNT


    Example
    -------


    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






    (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Example
    -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------


    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



     2.   When Withdrawals Do Exceed the Annual Benefit Payment


          a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial

Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)


          b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups (No
Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and did not take any withdrawals before the Contract Year in which he or she attained age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


C. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Compounding Income Amount


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(The Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount
                                                 --
and the Total Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth
                                                 -----
contract anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



D. For Contracts Issued Before July 13, 2009 - Lifetime Withdrawal Guarantee II - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract issued before July 13, 2009 with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


     1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual

     Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000
     - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


H. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

I.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

     2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



J.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
81)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



K. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

L. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account      Benefit
Payment   Withdrawals   Value        Base
$7350     $7,350        $100,000     $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.




PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2013              $100,000
   B    Account Value                                 10/1/2014              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2014           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2015              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2015              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2015              $  9,000
   G    Percentage Reduction in Account               10/2/2015                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2015              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2015           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2015              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2013              $100,000
   B    Account Value                                      10/1/2014              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2014           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2015              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2015              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2015              $  9,000
   G    Percentage Reduction in Account                    10/2/2015                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2015              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2015           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2015              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.





                                                            DATE                           AMOUNT
                                                ----------------------------   ------------------------------
    A    Initial Purchase Payment                        10/1/2013             $100,000
    B    Account Value                           10/1/2014 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              10/1/2014             $104,000
         Value)                                                                (= greater of A and B)
   C2    5% Annual Increase Amount                       10/1/2014             $105,000
                                                                               (= A x 1.05)
   C3    Death Benefit                                As of 10/1/2014          $105,000
                                                                               (= greater of C1 and C2)
    D    Account Value                          10/1/2015 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       10/1/2015             $104,000
                                                                               (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 10/1/2015          $110,250
                                                                               (= A x 1.05 x 1.05)
   E3    Death Benefit                                   10/1/2015             $110,250
                                                                               (= greater of E1 and E2)
    F    Withdrawal                                      10/2/2015             $  9,000
    G    Percentage Reduction in Account                 10/2/2015                          10%
         Value                                                                 (= F/D)
    H    Account Value after Withdrawal                  10/2/2015             $ 81,000
                                                                               (= D-F)
   I1    Highest Anniversary Value Reduced            As of 10/2/2015          $ 93,600
         for Withdrawal                                                        (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 10/2/2015          $ 99,238
         for Withdrawal                                                          (= E2-(E2 x G). Note: E2
                                                                                    includes additional
                                                                                  day of interest at 5%)
   I3    Death Benefit                                   10/2/2015             $ 99,238
                                                                               (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2015 and 10/2/2015 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial Purchase Payment is $100,000 and the Enhanced Death Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other
   Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE ANNUAL INCREASE AMOUNT


   Example
   -------


   Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------


   Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------


   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) PUTTING IT ALL TOGETHER


   Example
   -------


   Continuing the examples in sections (2) and (3) above, assume the contract Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


 (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.

The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


 (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2013, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2013.


SAI-0413USAXC

TABLE OF CONTENTS                          PAGE



COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
       on Transactions..................     8
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    10
FINANCIAL STATEMENTS....................    98

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche
LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2012             $  689,121,186           $0
2011             $1,101,222,893           $0
2010             $  619,025,695           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2012 ranged from $0 to $22,603,189.* The amount of commissions paid to selected selling firms during 2012 ranged from $0 to $67,115,805. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2012 ranged from $7,708 to $89,718,994.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2012 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.



Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.

Capital Investments Brokerage, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.

Cetera Financial Specialists LLC

Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.

Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation

Financial Network Investment Corporation

First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC

H. D. Vest Investment Services, Inc.

ING Financial Partners, Inc.

Invest Financial Corporation
Investment Centers of America, Inc.

Investment Professionals, Inc.

J.J.B. Hilliard, W.L. Lyons, LLC
J.P.Morgan Securities LLC

Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.

LPL Financial Corporation

LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney, LLC

Multi Financial Securities Corporation

National Planning Corporation

Navy Federal Brokerage Services, LLC.

NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.

Pioneer Funds Distributor, Inc.

PNC Investments LLC

ProEquities, Inc.

Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.

SII Investments, Inc.

SagePoint Financial, Inc.
Sammons Securities Company, LLC
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Sorrento Pacific Financial, LLC

Stifel, Nicolaus & Company, Incorporated
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.

Triad Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America

UVEST Financial Services Group Inc.

ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC

Wescom Financial Services, LLC

Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite

Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.



If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of section 817 of the Code, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.



The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.



For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.193556        10.523925       36,480.5695
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592      431,506.2211
  01/01/2009    to  12/31/2009        6.999592         8.904173      714,236.2700
  01/01/2010    to  12/31/2010        8.904173         9.823637      693,666.5279
  01/01/2011    to  12/31/2011        9.823637         9.457635      744,192.1050
  01/01/2012    to  12/31/2012        9.457635        10.560561      645,345.0080
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988       51,426.6301
  01/01/2009    to  12/31/2009        8.936988         9.856360      106,706.7700
  01/01/2010    to  12/31/2010        9.856360        10.286561      113,737.6934
  01/01/2011    to  12/31/2011       10.286561        10.704420      108,250.0578
  01/01/2012    to  12/31/2012       10.704420        11.045917      142,415.8846
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852      404,568.4165
  01/01/2009    to  12/31/2009        6.348852         8.370726      644,719.1700
  01/01/2010    to  12/31/2010        8.370726         9.343994      806,329.5784
  01/01/2011    to  12/31/2011        9.343994         8.756372      741,697.2337
  01/01/2012    to  12/31/2012        8.756372        10.003997      666,739.0191
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746      131,487.1394
  01/01/2009    to  12/31/2009        5.749746         7.855089      213,233.2800
  01/01/2010    to  12/31/2010        7.855089         9.142614      337,420.8089
  01/01/2011    to  12/31/2011        9.142614         8.579473      331,197.0925
  01/01/2012    to  12/31/2012        8.579473         9.907680      285,607.4500
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506       85,953.2867
  01/01/2009    to  12/31/2009        6.044506         8.475894      112,941.8400
  01/01/2010    to  12/31/2010        8.475894         8.911941      134,983.9482
  01/01/2011    to  12/31/2011        8.911941         7.514062      136,075.5836
  01/01/2012    to  12/31/2012        7.514062         8.679548      127,225.9280
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156      134,313.3327
  01/01/2009    to  12/31/2009        7.672156         9.312251      216,427.8200
  01/01/2010    to  12/31/2010        9.312251        10.067374      328,688.8128
  01/01/2011    to  12/31/2011       10.067374         9.921913      347,660.6985
  01/01/2012    to  12/31/2012        9.921913        10.816479      276,832.6916
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.124600        11.511758      148,044.3975
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.949122        10.254082       86,132.7598
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423       26,485.3422
  01/01/2009    to  12/31/2009       12.195423        17.591890      357,946.8600
  01/01/2010    to  12/31/2010       17.591890        20.033380      412,239.4717
  01/01/2011    to  12/31/2011       20.033380        20.168240      415,202.8397
  01/01/2012    to  12/31/2012       20.168240        23.118155      456,815.8134
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153      568,357.1101
  01/01/2005    to  12/31/2005       12.812153        14.277527      395,543.4809
  01/01/2006    to  12/31/2006       14.277527        19.322711      453,956.1167
  01/01/2007    to  12/31/2007       19.322711        16.152793      376,486.1366
  01/01/2008    to  12/31/2008       16.152793         9.266596      352,080.9877
  01/01/2009    to  12/31/2009        9.266596        12.280998      338,404.7600
  01/01/2010    to  12/31/2010       12.280998        14.025858      326,046.4193
  01/01/2011    to  12/31/2011       14.025858        13.026028      286,553.8295
  01/01/2012    to  12/31/2012       13.026028        16.141583      260,417.7246
============   ==== ==========       =========        =========      ============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741        477,074.9357
  01/01/2005    to  12/31/2005       11.951741        13.230588        433,735.8007
  01/01/2006    to  12/31/2006       13.230588        15.056884        509,180.0631
  01/01/2007    to  12/31/2007       15.056884        15.267724        480,483.4273
  01/01/2008    to  12/31/2008       15.267724         9.599510        388,848.5256
  01/01/2009    to  12/31/2009        9.599510        12.492580        354,270.1600
  01/01/2010    to  12/31/2010       12.492580        15.266007        324,962.0350
  01/01/2011    to  12/31/2011       15.266007        14.071615        307,790.0938
  01/01/2012    to  12/31/2012       14.071615        16.347741        275,971.8020
============   ==== ==========       =========        =========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.929396          1,596.2444
  01/01/2002    to  12/31/2002       10.929396         8.805453        200,259.1478
  01/01/2003    to  12/31/2003        8.805453        11.690181      1,800,857.3596
  01/01/2004    to  12/31/2004       11.690181        13.858377      1,893,872.6921
  01/01/2005    to  12/31/2005       13.858377        15.573010      1,460,926.9241
  01/01/2006    to  12/31/2006       15.573010        19.738183      1,444,291.5282
  01/01/2007    to  12/31/2007       19.738183        19.196255      1,309,437.7594
  01/01/2008    to  12/31/2008       19.196255        11.161587      1,097,183.3617
  01/01/2009    to  12/31/2009       11.161587        17.024193      1,019,238.8700
  01/01/2010    to  12/31/2010       17.024193        19.495409        944,797.9020
  01/01/2011    to  12/31/2011       19.495409        16.443106        865,308.3287
  01/01/2012    to  12/31/2012       16.443106        20.903672        764,599.8394
============   ==== ==========       =========        =========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010672         1.046190        940,102.9283
============   ==== ==========       =========        =========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.845599         40,372.3824
  01/01/2002    to  12/31/2002       11.845599         8.446962        722,370.5304
  01/01/2003    to  12/31/2003        8.446962        11.538078      1,482,751.0855
  01/01/2004    to  12/31/2004       11.538078        12.078766      1,685,925.2184
  01/01/2005    to  12/31/2005       12.078766        12.863783      1,213,341.4530
  01/01/2006    to  12/31/2006       12.863783        14.448465      1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465        15.784081      1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081         9.512270        975,505.0406
  01/01/2009    to  12/31/2009        9.512270        12.520996        901,668.2800
  01/01/2010    to  12/31/2010       12.520996        15.540993        840,865.8972
  01/01/2011    to  12/31/2011       15.540993        15.121905        759,132.9446
  01/01/2012    to  12/31/2012       15.121905        17.584715        625,162.9404
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       140.928841       144.689994            956.5056
  01/01/2011    to  12/31/2011       144.689994       131.588146          1,286.2280
  01/01/2012    to  12/31/2012       131.588146       158.564774          2,270.2712
============   ==== ==========       ==========       ==========      ==============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007         9.564767         9.979690         23,404.9197
  01/01/2008    to  12/31/2008         9.979690         5.712205        128,237.5495
  01/01/2009    to  12/31/2009         5.712205         6.925141         92,638.5400
  01/01/2010    to  12/31/2010         6.925141         7.859835        103,184.7861
  01/01/2011    to  12/31/2011         7.859835         7.434600        126,575.3673
  01/01/2012    to  12/31/2012         7.434600         8.239005        113,734.1583
============   ==== ==========       ==========       ==========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012         1.012726         1.048233        416,097.8705
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001         8.041634         7.293775        200,665.6505
  01/01/2002    to  12/31/2002         7.293775         5.177286      1,182,455.2685
  01/01/2003    to  12/31/2003         5.177286         6.666256      3,040,597.8790
  01/01/2004    to  12/31/2004         6.666256         7.110320      2,240,054.2473
  01/01/2005    to  12/31/2005         7.110320         7.943847      1,493,694.9694
  01/01/2006    to  12/31/2006         7.943847         7.678353      1,319,287.8541
  01/01/2007    to  12/31/2007         7.678353         7.723216      1,192,379.9742
  01/01/2008    to  12/31/2008         7.723216         4.629841      1,061,804.9687
  01/01/2009    to  12/31/2009         4.629841         6.055174        962,745.0000
  01/01/2010    to  12/31/2010         6.055174         7.372926        877,972.3474
  01/01/2011    to  12/31/2011         7.372926         7.488041        903,657.1993
  01/01/2012    to  12/31/2012         7.488041         8.727953        878,028.8676
============   ==== ==========       ==========       ==========      ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246771        10.621157          1,461.1723
  01/01/2006    to  12/31/2006        10.621157        11.135542         97,913.2279
  01/01/2007    to  12/31/2007        11.135542        10.305387        117,018.1167
  01/01/2008    to  12/31/2008        10.305387         4.600138        137,477.5039
  01/01/2009    to  12/31/2009         4.600138         6.242944        112,538.2900
  01/01/2010    to  12/31/2010         6.242944         6.591246        113,475.0820
  01/01/2011    to  04/29/2011         6.591246         7.002829              0.0000
============   ==== ==========       ==========       ==========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142          37,091.0910
  01/01/2007    to  12/31/2007       10.322142        12.980214         282,833.4404
  01/01/2008    to  12/31/2008       12.980214         7.754770         265,323.3503
  01/01/2009    to  12/31/2009        7.754770        10.741407         234,967.1000
  01/01/2010    to  12/31/2010       10.741407        12.891564         276,490.7822
  01/01/2011    to  12/31/2011       12.891564        12.492986         228,832.9319
  01/01/2012    to  12/31/2012       12.492986        14.368003         237,826.3323
============   ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.951241          98,860.4297
  01/01/2002    to  12/31/2002       13.951241        13.644245       1,433,749.7065
  01/01/2003    to  12/31/2003       13.644245        15.992320       3,417,720.2748
  01/01/2004    to  12/31/2004       15.992320        17.014558       2,491,874.8192
  01/01/2005    to  12/31/2005       17.014558        16.986823       1,707,181.4409
  01/01/2006    to  12/31/2006       16.986823        18.238141       1,511,266.0668
  01/01/2007    to  12/31/2007       18.238141        19.113056       1,324,544.3157
  01/01/2008    to  12/31/2008       19.113056        15.302076       1,044,717.9385
  01/01/2009    to  12/31/2009       15.302076        20.586701         930,733.7000
  01/01/2010    to  12/31/2010       20.586701        22.875466         818,625.6143
  01/01/2011    to  12/31/2011       22.875466        23.505333         703,675.9571
  01/01/2012    to  12/31/2012       23.505333        26.111964         608,129.8877
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585          41,582.8189
  01/01/2009    to  12/31/2009       16.420585        20.437665          48,208.3500
  01/01/2010    to  12/31/2010       20.437665        25.235389          48,736.6244
  01/01/2011    to  12/31/2011       25.235389        23.905232          42,609.7239
  01/01/2012    to  12/31/2012       23.905232        26.967694          36,095.3195
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438           5,321.2111
  01/01/2011    to  12/31/2011       10.205438        10.240357          40,197.8861
  01/01/2012    to  12/31/2012       10.240357        10.810264          48,305.6210
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493          63,845.2409
  01/01/2012    to  12/31/2012        9.750493        10.011875          42,530.9083
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767           9,453.2347
  01/01/2009    to  12/31/2009        6.588767         8.093684          24,509.4300
  01/01/2010    to  12/31/2010        8.093684         8.838888          71,536.1939
  01/01/2011    to  12/31/2011        8.838888         8.646988         118,095.6921
  01/01/2012    to  12/31/2012        8.646988         9.688314         132,449.8123
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527         262,110.1588
  01/01/2009    to  12/31/2009        7.021527         8.878574         293,960.8200
  01/01/2010    to  12/31/2010        8.878574         9.610672         266,561.9744
  01/01/2011    to  12/31/2011        9.610672         9.287285         283,205.0557
  01/01/2012    to  12/31/2012        9.287285        10.607388         279,143.4017
============   ==== ==========       =========        =========       ==============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.050186         207,533.2474
  01/01/2002    to  12/31/2002        8.050186         6.270402         799,574.2621
  01/01/2003    to  12/31/2003        6.270402         7.668982       1,192,672.1819
  01/01/2004    to  11/19/2004        7.668982         7.860884       1,063,826.7850
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904               0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119               0.0000
  01/01/2011    to  12/31/2011       12.150119        11.912168             933.4894
  01/01/2012    to  12/31/2012       11.912168        13.390224             928.7887
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.976006        10.421339          48,271.6300
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946          75,004.0443
  01/01/2007    to  12/31/2007       10.460946        14.056678         260,925.3834
  01/01/2008    to  12/31/2008       14.056678         6.148147         296,453.3889
  01/01/2009    to  12/31/2009        6.148147        10.217171         417,531.6500
  01/01/2010    to  12/31/2010       10.217171        12.427597         420,296.2636
  01/01/2011    to  12/31/2011       12.427597         9.938069         345,541.3417
  01/01/2012    to  12/31/2012        9.938069        11.621652         329,593.0562
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.364799        129,003.6811
  01/01/2002    to  12/31/2002        8.364799         7.256874      1,070,822.3007
  01/01/2003    to  12/31/2003        7.256874         9.425479      1,546,831.2953
  01/01/2004    to  12/31/2004        9.425479        11.084222      1,973,434.6670
  01/01/2005    to  12/31/2005       11.084222        12.693933      1,519,906.5715
  01/01/2006    to  12/31/2006       12.693933        15.803723      1,675,995.6328
  01/01/2007    to  12/31/2007       15.803723        17.609666      1,967,696.5666
  01/01/2008    to  12/31/2008       17.609666         9.982620      1,828,976.6456
  01/01/2009    to  12/31/2009        9.982620        12.918805      1,668,104.9600
  01/01/2010    to  12/31/2010       12.918805        14.156773      1,549,066.0683
  01/01/2011    to  12/31/2011       14.156773        12.433506      1,350,812.8440
  01/01/2012    to  12/31/2012       12.433506        14.272233      1,133,228.4509
============   ==== ==========       =========        =========      ==============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.984994         21,430.4004
  01/01/2002    to  12/31/2002       10.984994         9.636340        372,265.9861
  01/01/2003    to  12/31/2003        9.636340        11.959724      1,390,805.3998
  01/01/2004    to  12/31/2004       11.959724        13.457712      1,044,402.9697
  01/01/2005    to  12/31/2005       13.457712        14.304925        901,098.2128
  01/01/2006    to  12/31/2006       14.304925        16.136462        798,060.0015
  01/01/2007    to  12/31/2007       16.136462        15.440795        795,947.1799
  01/01/2008    to  12/31/2008       15.440795         9.370413        675,629.1812
  01/01/2009    to  12/31/2009        9.370413        12.605418        635,887.0600
  01/01/2010    to  12/31/2010       12.605418        15.233624        570,970.5189
  01/01/2011    to  12/31/2011       15.233624        14.194208        521,137.8097
  01/01/2012    to  12/31/2012       14.194208        14.698643        461,962.5126
============   ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489      2,657,135.0362
  01/01/2004    to  12/31/2004       10.418489        11.170963      2,588,620.0762
  01/01/2005    to  12/31/2005       11.170963        11.141080      1,815,134.7662
  01/01/2006    to  12/31/2006       11.141080        11.001649      1,705,064.6921
  01/01/2007    to  12/31/2007       11.001649        11.989080      1,606,330.6049
  01/01/2008    to  12/31/2008       11.989080        10.979939      1,537,761.0541
  01/01/2009    to  12/31/2009       10.979939        12.749612      1,480,995.2100
  01/01/2010    to  12/31/2010       12.749612        13.514326      1,324,810.7121
  01/01/2011    to  12/31/2011       13.514326        14.774818      1,116,852.2692
  01/01/2012    to  12/31/2012       14.774818        15.858800      1,006,520.9270
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.515687        355,008.2887
  01/01/2002    to  12/31/2002       10.515687        11.304919      3,428,408.9805
  01/01/2003    to  12/31/2003       11.304919        11.598744      4,916,658.1773
  01/01/2004    to  12/31/2004       11.598744        11.976661      3,713,382.2728
  01/01/2005    to  12/31/2005       11.976661        12.045993      3,069,684.8285
  01/01/2006    to  12/31/2006       12.045993        12.384722      3,004,460.8663
  01/01/2007    to  12/31/2007       12.384722        13.102425      2,715,670.5623
  01/01/2008    to  12/31/2008       13.102425        12.940264      2,357,387.3748
  01/01/2009    to  12/31/2009       12.940264        15.023346      2,298,498.2300
  01/01/2010    to  12/31/2010       15.023346        15.984943      2,294,342.7048
  01/01/2011    to  12/31/2011       15.984943        16.222440      2,022,561.7373
  01/01/2012    to  12/31/2012       16.222440        17.434855      1,851,571.8215
============   ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564          6,087.7200
  01/01/2010    to  12/31/2010       15.784564        17.999926         14,439.5050
  01/01/2011    to  12/31/2011       17.999926        16.843308         15,740.1313
  01/01/2012    to  12/31/2012       16.843308        18.285402         15,193.0138
============   ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270         34,899.8661
  01/01/2011    to  12/31/2011       12.338270        12.556481         71,129.6431
  01/01/2012    to  12/31/2012       12.556481        13.764649         96,105.8755
============   ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.745460        10.893314          5,402.4113
============   ==== ==========       =========        =========      ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.081488         99,431.4277
  01/01/2002    to  12/31/2002        6.081488         2.947164        447,788.5981
  01/01/2003    to  12/31/2003        2.947164         4.567923      1,190,199.1530
  01/01/2004    to  12/31/2004        4.567923         4.299219      1,375,292.1160
  01/01/2005    to  12/31/2005        4.299219         4.694924      1,041,016.5365
  01/01/2006    to  12/31/2006        4.694924         4.865207        977,499.3370
  01/01/2007    to  12/31/2007        4.865207         6.293680        952,541.5610
  01/01/2008    to  12/31/2008        6.293680         3.438596        731,116.4622
  01/01/2009    to  12/31/2009        3.438596         5.377075        743,572.9600
  01/01/2010    to  12/31/2010        5.377075         6.753719        742,792.2380
  01/01/2011    to  12/31/2011        6.753719         5.986033        639,629.6640
  01/01/2012    to  12/31/2012        5.986033         6.601045        571,351.2899
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010704         1.066315        308,577.9783
============   ==== ==========       =========        =========      ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714           6,884.7452
  01/01/2009    to  12/31/2009        8.501714        10.443805         132,954.0400
  01/01/2010    to  12/31/2010       10.443805        11.530272         219,759.3797
  01/01/2011    to  12/31/2011       11.530272        11.462321         263,213.3102
  01/01/2012    to  12/31/2012       11.462321        12.721967         273,243.8617
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369               0.0000
  01/01/2009    to  12/31/2009        7.794369         9.897797          80,991.7000
  01/01/2010    to  12/31/2010        9.897797        11.113919         126,411.1439
  01/01/2011    to  12/31/2011       11.113919        10.699652         200,266.7385
  01/01/2012    to  12/31/2012       10.699652        12.105646         177,353.2161
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031        41.312239         154,864.3979
  01/01/2002    to  12/31/2002       41.312239        33.272684         866,333.4857
  01/01/2003    to  12/31/2003       33.272684        42.786777       1,850,654.0769
  01/01/2004    to  12/31/2004       42.786777        47.407274       1,488,211.5584
  01/01/2005    to  12/31/2005       47.407274        48.215337       1,165,322.0002
  01/01/2006    to  12/31/2006       48.215337        55.863563       1,063,571.5275
  01/01/2007    to  12/31/2007       55.863563        56.989263         965,351.2326
  01/01/2008    to  12/31/2008       56.989263        35.688706         802,246.1363
  01/01/2009    to  12/31/2009       35.688706        41.561455         750,530.8800
  01/01/2010    to  12/31/2010       41.561455        47.839303         669,938.7244
  01/01/2011    to  12/31/2011       47.839303        45.170832         591,080.3368
  01/01/2012    to  12/31/2012       45.170832        52.415371         505,469.5115
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.220557         269,557.5629
  01/01/2002    to  12/31/2002        8.220557         4.525032       1,726,869.5986
  01/01/2003    to  12/31/2003        4.525032         6.081870       4,006,200.0912
  01/01/2004    to  12/31/2004        6.081870         7.048322       2,765,448.7425
  01/01/2005    to  12/31/2005        7.048322         7.947436       2,381,258.1746
  01/01/2006    to  12/31/2006        7.947436         8.299611       2,133,250.2131
  01/01/2007    to  12/31/2007        8.299611         9.602874       2,015,602.4477
  01/01/2008    to  12/31/2008        9.602874         5.690788       1,747,683.5439
  01/01/2009    to  12/31/2009        5.690788         8.143047       1,577,390.8100
  01/01/2010    to  12/31/2010        8.143047        10.227279       1,458,464.8284
  01/01/2011    to  12/31/2011       10.227279         9.894490       1,293,355.5227
  01/01/2012    to  12/31/2012        9.894490        11.063337       1,134,975.7750
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.218733        605,519.3266
  01/01/2003    to  12/31/2003        8.218733        11.433062      2,150,386.2473
  01/01/2004    to  12/31/2004       11.433062        14.226210      2,040,391.3429
  01/01/2005    to  12/31/2005       14.226210        16.160130      1,768,021.0904
  01/01/2006    to  12/31/2006       16.160130        17.983664      1,676,491.5926
  01/01/2007    to  12/31/2007       17.983664        17.153385      2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385        11.840161      1,726,943.0758
  01/01/2009    to  12/31/2009       11.840161        14.726955      1,608,791.1500
  01/01/2010    to  12/31/2010       14.726955        17.368472      1,448,907.2423
  01/01/2011    to  12/31/2011       17.368472        15.549747      1,244,250.2621
  01/01/2012    to  12/31/2012       15.549747        18.044960      1,010,699.8369
============   ==== ==========       =========        =========      ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        440,580.9814
  01/01/2005    to  12/31/2005       11.096411        12.155042        222,582.1272
  01/01/2006    to  12/31/2006       12.155042        12.682656        224,564.1266
  01/01/2007    to  12/31/2007       12.682656        15.486352        272,402.5802
  01/01/2008    to  12/31/2008       15.486352         7.875156        269,177.9357
  01/01/2009    to  12/31/2009        7.875156        11.399836        242,981.9900
  01/01/2010    to  12/31/2010       11.399836        14.259327        223,910.7793
  01/01/2011    to  12/31/2011       14.259327        12.979302        200,521.7353
  01/01/2012    to  12/31/2012       12.979302        13.534252        178,642.0896
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340         72,647.9975
  01/01/2006    to  12/31/2006       10.458340        11.939126        135,900.9890
  01/01/2007    to  12/31/2007       11.939126        11.450048        189,434.8309
  01/01/2008    to  12/31/2008       11.450048         7.217589        156,230.0674
  01/01/2009    to  12/31/2009        7.217589         8.987134      3,005,927.0500
  01/01/2010    to  12/31/2010        8.987134        10.155246      2,694,355.1405
  01/01/2011    to  12/31/2011       10.155246         9.843209      2,237,042.2688
  01/01/2012    to  12/31/2012        9.843209        11.474433      1,566,110.4428
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748         15,831.0100
  01/01/2010    to  12/31/2010       14.512748        15.081921         30,973.3661
  01/01/2011    to  12/31/2011       15.081921        15.896561         39,673.0290
  01/01/2012    to  12/31/2012       15.896561        16.195277         36,825.3083
============   ==== ==========       =========        =========      ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860101         9.947503        1,208,087.1075
  01/01/2006    to  12/31/2006        9.947503        10.230491        1,331,507.1674
  01/01/2007    to  12/31/2007       10.230491        10.546619        1,237,132.0960
  01/01/2008    to  12/31/2008       10.546619        10.643192        2,279,913.0181
  01/01/2009    to  12/31/2009       10.643192        10.495525        1,688,523.3500
  01/01/2010    to  12/31/2010       10.495525        10.323764        1,254,639.8576
  01/01/2011    to  12/31/2011       10.323764        10.155273        1,263,372.1225
  01/01/2012    to  12/31/2012       10.155273         9.988177        1,079,350.6332
============   ==== ==========       =========        =========        ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.134478          219,948.2744
  01/01/2002    to  12/31/2002       10.134478        10.077903        1,572,815.7956
  01/01/2003    to  12/31/2003       10.077903         9.956033        1,516,693.5265
  01/01/2004    to  12/31/2004        9.956033         9.855466        1,344,613.7000
  01/01/2005    to  04/30/2005        9.855466         9.860317                0.0000
============   ==== ==========       =========        =========        ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.136771          411,598.0340
  01/01/2002    to  12/31/2002       10.136771         8.320551        2,576,279.4317
  01/01/2003    to  12/31/2003        8.320551        10.699997        4,532,908.6121
  01/01/2004    to  12/31/2004       10.699997        11.802287        4,850,017.5631
  01/01/2005    to  12/31/2005       11.802287        12.786459        3,793,667.2169
  01/01/2006    to  12/31/2006       12.786459        14.389697        3,562,636.9670
  01/01/2007    to  12/31/2007       14.389697        14.780208        3,235,152.8647
  01/01/2008    to  12/31/2008       14.780208         8.801293        2,855,392.4628
  01/01/2009    to  12/31/2009        8.801293        11.412672        2,653,168.9500
  01/01/2010    to  12/31/2010       11.412672        12.552562        2,418,536.6837
  01/01/2011    to  12/31/2011       12.552562        11.831530        2,063,281.4749
  01/01/2012    to  12/31/2012       11.831530        13.115000        1,797,494.5240
============   ==== ==========       =========        =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.615315        1,073,693.6827
  01/01/2003    to  12/31/2003        7.615315         9.714878        2,017,856.2237
  01/01/2004    to  12/31/2004        9.714878        10.409513        1,755,936.0453
  01/01/2005    to  12/31/2005       10.409513        11.625804        1,144,312.5058
  01/01/2006    to  12/31/2006       11.625804        11.724679        1,109,070.1458
  01/01/2007    to  12/31/2007       11.724679        12.845133        1,025,921.1868
  01/01/2008    to  12/31/2008       12.845133         8.016809        1,273,132.0597
  01/01/2009    to  12/31/2009        8.016809        11.005433        1,156,963.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186        1,069,844.8136
  01/01/2011    to  12/31/2011       12.050186        11.879673          988,342.2311
  01/01/2012    to  12/31/2012       11.879673        13.502034        1,937,479.1408
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.450379          360,423.9784
  01/01/2002    to  12/31/2002        8.450379         6.255898        2,701,558.8170
  01/01/2003    to  12/31/2003        6.255898         7.909106        6,125,313.9186
  01/01/2004    to  12/31/2004        7.909106         8.277517        5,627,959.2383
  01/01/2005    to  12/31/2005        8.277517         8.526290        4,240,760.7630
  01/01/2006    to  12/31/2006        8.526290         9.025889        3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889        10.145899        3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899         5.394779        2,934,341.6345
  01/01/2009    to  12/31/2009        5.394779         7.625579        2,637,785.5800
  01/01/2010    to  12/31/2010        7.625579         8.205676        2,372,048.0303
  01/01/2011    to  12/31/2011        8.205676         7.960229        1,982,691.8496
  01/01/2012    to  04/27/2012        7.960229         8.947945                0.0000
============   ==== ==========       =========        =========        ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.924478          285,336.2915
  01/01/2002    to  12/31/2002       11.924478        10.665887        1,968,096.2417
  01/01/2003    to  12/31/2003       10.665887        13.883167        3,688,778.9808
  01/01/2004    to  12/31/2004       13.883167        14.973492        2,836,827.6471
  01/01/2005    to  12/31/2005       14.973492        16.158995        2,279,554.3064
  01/01/2006    to  12/31/2006       16.158995        17.830257        1,983,617.8488
  01/01/2007    to  12/31/2007       17.830257        16.296121        1,757,054.9099
  01/01/2008    to  12/31/2008       16.296121         8.633994        1,542,217.1144
  01/01/2009    to  12/31/2009        8.633994        11.991528        1,413,080.4600
  01/01/2010    to  12/31/2010       11.991528        13.536401        1,242,133.3242
  01/01/2011    to  12/31/2011       13.536401        14.179556        1,098,474.2262
  01/01/2012    to  12/31/2012       14.179556        15.561525          922,366.7860
============   ==== ==========       =========        =========        ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600               0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857          15,565.0400
  01/01/2010    to  12/31/2010       14.222857        17.150588          22,654.7721
  01/01/2011    to  12/31/2011       17.150588        14.128534          22,078.1006
  01/01/2012    to  12/31/2012       14.128534        16.384184          17,666.9102
============   ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845           2,072.8500
  01/01/2010    to  12/31/2010       13.487845        16.705911          10,342.1119
  01/01/2011    to  12/31/2011       16.705911        16.065053           9,969.6013
  01/01/2012    to  12/31/2012       16.065053        18.529086           8,479.9269
============   ==== ==========       =========        =========       ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.843650          18,876.8867
  01/01/2002    to  12/31/2002       10.843650         8.264381         872,377.2426
  01/01/2003    to  12/31/2003        8.264381        10.395014       1,538,007.3438
  01/01/2004    to  12/31/2004       10.395014        11.275442       1,808,666.3091
  01/01/2005    to  12/31/2005       11.275442        11.576776       1,879,819.8668
  01/01/2006    to  12/31/2006       11.576776        13.117210       1,674,556.1560
  01/01/2007    to  12/31/2007       13.117210        13.543213       1,579,360.1615
  01/01/2008    to  12/31/2008       13.543213         8.357499       1,393,918.2619
  01/01/2009    to  12/31/2009        8.357499        10.351595       1,226,695.0300
  01/01/2010    to  12/31/2010       10.351595        11.657741       1,346,479.1378
  01/01/2011    to  12/31/2011       11.657741        11.654879       1,230,637.7469
  01/01/2012    to  12/31/2012       11.654879        13.231815       1,155,970.9841
============   ==== ==========       =========        =========       ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.989316        11.564961           1,467.1300
  01/01/2010    to  12/31/2010       11.564961        12.259062           4,185.2722
  01/01/2011    to  12/31/2011       12.259062        10.533011           1,913.4036
  01/01/2012    to  12/31/2012       10.533011        12.218310           3,495.4537
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928           6,939.7400
  01/01/2010    to  12/31/2010       13.692928        17.044476          13,426.2509
  01/01/2011    to  12/31/2011       17.044476        16.040482          14,019.9739
  01/01/2012    to  12/31/2012       16.040482        18.292316          16,590.4872
============   ==== ==========       =========        =========       ==============

                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903               0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143             311.9695
  01/01/2011    to  12/31/2011       18.712143        15.337245             310.0731
  01/01/2012    to  12/31/2012       15.337245        15.473865             308.4450
============   ==== ==========       =========        =========      ===============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902          13,607.1637
  01/01/2006    to  12/31/2006       15.351902        15.692541         334,634.4450
  01/01/2007    to  12/31/2007       15.692541        16.056909         557,507.2711
  01/01/2008    to  12/31/2008       16.056909        15.709391         617,231.7009
  01/01/2009    to  12/31/2009       15.709391        16.082823         531,978.0400
  01/01/2010    to  12/31/2010       16.082823        16.688556         535,493.8818
  01/01/2011    to  12/31/2011       16.688556        17.280596         544,529.0869
  01/01/2012    to  12/31/2012       17.280596        17.514328         415,049.8305
============   ==== ==========       =========        =========      ===============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313       2,304,564.3300
  01/01/2005    to  12/31/2005       10.687313        11.604154       3,797,155.8861
  01/01/2006    to  12/31/2006       11.604154        12.972623       3,696,892.5187
  01/01/2007    to  12/31/2007       12.972623        13.127531       3,376,137.0305
  01/01/2008    to  12/31/2008       13.127531         7.642126       2,736,238.2928
  01/01/2009    to  12/31/2009        7.642126         9.971104       2,564,806.6900
  01/01/2010    to  12/31/2010        9.971104        11.426466       2,376,350.7534
  01/01/2011    to  12/31/2011       11.426466        10.590647       2,204,248.7187
  01/01/2012    to  12/31/2012       10.590647        12.160401       1,852,048.7886
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330       9,244,968.6310
  01/01/2005    to  12/31/2005       10.391330        10.949726      15,654,665.8225
  01/01/2006    to  12/31/2006       10.949726        12.061156      15,970,090.4093
  01/01/2007    to  12/31/2007       12.061156        12.441938      15,796,918.8197
  01/01/2008    to  12/31/2008       12.441938         8.329388      13,278,980.7300
  01/01/2009    to  12/31/2009        8.329388        10.514679      12,453,849.6200
  01/01/2010    to  12/31/2010       10.514679        11.747788      11,820,777.9003
  01/01/2011    to  12/31/2011       11.747788        11.359161      10,865,202.8923
  01/01/2012    to  12/31/2012       11.359161        12.728775       9,785,540.5006
============   ==== ==========       =========        =========      ===============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486          544,182.6754
  01/01/2005    to  12/31/2005       10.107486        10.387940        1,172,854.2321
  01/01/2006    to  12/31/2006       10.387940        11.099798        1,155,380.4528
  01/01/2007    to  12/31/2007       11.099798        11.563424        2,224,232.6638
  01/01/2008    to  12/31/2008       11.563424         9.024871        2,777,781.9659
  01/01/2009    to  12/31/2009        9.024871        10.910781        2,704,784.3300
  01/01/2010    to  12/31/2010       10.910781        11.902368        2,415,292.3229
  01/01/2011    to  12/31/2011       11.902368        11.915859        2,071,229.5478
  01/01/2012    to  12/31/2012       11.915859        12.998689        1,888,641.7417
============   ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224        7,443,048.7610
  01/01/2005    to  12/31/2005       10.602224        11.380836       13,124,730.2207
  01/01/2006    to  12/31/2006       11.380836        12.717038       14,850,374.1630
  01/01/2007    to  12/31/2007       12.717038        13.096001       15,110,937.6858
  01/01/2008    to  12/31/2008       13.096001         8.003254       12,962,794.4733
  01/01/2009    to  12/31/2009        8.003254        10.241709       11,891,979.8100
  01/01/2010    to  12/31/2010       10.241709        11.634653       11,004,863.4431
  01/01/2011    to  12/31/2011       11.634653        11.001334       10,341,720.9605
  01/01/2012    to  12/31/2012       11.001334        12.521385        9,561,677.4265
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688        2,738,870.9120
  01/01/2005    to  12/31/2005       10.227688        10.645573        4,949,049.8811
  01/01/2006    to  12/31/2006       10.645573        11.543319        5,383,931.7361
  01/01/2007    to  12/31/2007       11.543319        12.058129        5,756,684.0520
  01/01/2008    to  12/31/2008       12.058129         8.726651        5,861,938.5294
  01/01/2009    to  12/31/2009        8.726651        10.823073        5,350,458.7400
  01/01/2010    to  12/31/2010       10.823073        11.966086        5,372,615.9347
  01/01/2011    to  12/31/2011       11.966086        11.756922        4,969,076.3527
  01/01/2012    to  12/31/2012       11.756922        12.996773        4,745,072.8113
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.183282        10.506265        7,885,757.5088
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082         6.994767        5,247,184.9940
  01/01/2009    to  12/31/2009        6.994767         8.889143       10,533,141.1100
  01/01/2010    to  12/31/2010        8.889143         9.797260       14,118,265.4310
  01/01/2011    to  12/31/2011        9.797260         9.422832       15,174,256.5760
  01/01/2012    to  12/31/2012        9.422832        10.511129       14,559,008.3347
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080         8.930842          431,668.6010
  01/01/2009    to  12/31/2009        8.930842         9.839740        1,765,576.4200
  01/01/2010    to  12/31/2010        9.839740        10.258953        2,205,932.0204
  01/01/2011    to  12/31/2011       10.258953        10.665052        2,868,667.9830
  01/01/2012    to  12/31/2012       10.665052        10.994233        2,799,901.7734
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082         6.344471        8,002,848.2166
  01/01/2009    to  12/31/2009        6.344471         8.356591       10,510,242.2000
  01/01/2010    to  12/31/2010        8.356591         9.318900       10,880,598.4195
  01/01/2011    to  12/31/2011        9.318900         8.724143       10,335,102.1630
  01/01/2012    to  12/31/2012        8.724143         9.957163        9,598,131.9531
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083         5.745775        1,456,159.9271
  01/01/2009    to  12/31/2009        5.745775         7.841818        3,183,724.2100
  01/01/2010    to  12/31/2010        7.841818         9.118054        3,567,753.3446
  01/01/2011    to  12/31/2011        9.118054         8.547889        3,779,309.3913
  01/01/2012    to  12/31/2012        8.547889         9.861290        3,496,682.2292
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078         6.040337        1,015,634.4937
  01/01/2009    to  12/31/2009        6.040337         8.461583        2,114,373.0600
  01/01/2010    to  12/31/2010        8.461583         8.888011        2,557,917.2400
  01/01/2011    to  12/31/2011        8.888011         7.486399        2,632,595.1694
  01/01/2012    to  12/31/2012        7.486399         8.638908        2,334,416.1737
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081         7.666872        3,358,104.7617
  01/01/2009    to  12/31/2009        7.666872         9.296538        6,412,208.1800
  01/01/2010    to  12/31/2010        9.296538        10.040347        7,414,291.3554
  01/01/2011    to  12/31/2011       10.040347         9.885409        6,888,105.6463
  01/01/2012    to  12/31/2012        9.885409        10.765856        6,344,947.1232
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.113091        11.492134       11,347,962.7076
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.939093        10.236873       11,694,984.7966
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545        12.045782           63,449.2645
  01/01/2009    to  12/31/2009       12.045782        17.358689          478,831.8600
  01/01/2010    to  12/31/2010       17.358689        19.748068          660,198.8705
  01/01/2011    to  12/31/2011       19.748068        19.861185          870,932.7152
  01/01/2012    to  12/31/2012       19.861185        22.743320          981,519.8349
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        12.803566          715,423.2729
  01/01/2005    to  12/31/2005       12.803566        14.253740          515,191.5715
  01/01/2006    to  12/31/2006       14.253740        19.271313          862,705.3728
  01/01/2007    to  12/31/2007       19.271313        16.093623          623,725.2338
  01/01/2008    to  12/31/2008       16.093623         9.223364          622,936.2140
  01/01/2009    to  12/31/2009        9.223364        12.211480          648,040.3300
  01/01/2010    to  12/31/2010       12.211480        13.932543          685,456.0405
  01/01/2011    to  12/31/2011       13.932543        12.926451          700,323.8114
  01/01/2012    to  12/31/2012       12.926451        16.002101          679,389.0126
============   ==== ==========       =========        =========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.943726          765,505.5042
  01/01/2005    to  12/31/2005       11.943726        13.208544          945,753.5764
  01/01/2006    to  12/31/2006       13.208544        15.016817        1,186,087.0928
  01/01/2007    to  12/31/2007       15.016817        15.211790        1,247,775.3144
  01/01/2008    to  12/31/2008       15.211790         9.554730        1,047,271.3928
  01/01/2009    to  12/31/2009        9.554730        12.421876          914,513.7100
  01/01/2010    to  12/31/2010       12.421876        15.164455          953,902.7563
  01/01/2011    to  12/31/2011       15.164455        13.964054        1,012,675.9693
  01/01/2012    to  12/31/2012       13.964054        16.206485          904,895.6265
============   ==== ==========       =========        =========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.704299        11.664171        1,582,080.9990
  01/01/2004    to  12/31/2004       11.664171        13.813691        2,499,190.8720
  01/01/2005    to  12/31/2005       13.813691        15.507328        2,150,637.1787
  01/01/2006    to  12/31/2006       15.507328        19.635353        2,631,951.7652
  01/01/2007    to  12/31/2007       19.635353        19.077046        2,661,988.0151
  01/01/2008    to  12/31/2008       19.077046        11.081126        2,186,620.7535
  01/01/2009    to  12/31/2009       11.081126        16.884571        2,285,000.0700
  01/01/2010    to  12/31/2010       16.884571        19.316214        2,291,484.2055
  01/01/2011    to  12/31/2011       19.316214        16.275690        2,315,908.7036
  01/01/2012    to  12/31/2012       16.275690        20.670059        2,030,456.0944
============   ==== ==========      ==========       ==========       ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010655         1.045471       13,589,493.2558
============   ==== ==========      ==========       ==========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.660245        11.512395        1,016,218.6566
  01/01/2004    to  12/31/2004       11.512395        12.039797        1,852,928.5555
  01/01/2005    to  12/31/2005       12.039797        12.809506        1,105,784.6984
  01/01/2006    to  12/31/2006       12.809506        14.373156        1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156        15.686028        1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028         9.443675          868,227.7341
  01/01/2009    to  12/31/2009        9.443675        12.418277          895,988.1400
  01/01/2010    to  12/31/2010       12.418277        15.398109          846,016.4778
  01/01/2011    to  12/31/2011       15.398109        14.967924          864,736.8237
  01/01/2012    to  12/31/2012       14.967924        17.388169          784,137.3610
============   ==== ==========      ==========       ==========       ===============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      137.018308       140.581867           10,624.6157
  01/01/2011    to  12/31/2011      140.581867       127.724425           16,857.9907
  01/01/2012    to  12/31/2012      127.724425       153.754409           22,053.2380
============   ==== ==========      ==========       ==========       ===============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564450         9.978019           57,408.4183
  01/01/2008    to  12/31/2008        9.978019         5.705506          516,683.5299
  01/01/2009    to  12/31/2009        5.705506         6.910104          488,094.0900
  01/01/2010    to  12/31/2010        6.910104         7.834937          414,301.6397
  01/01/2011    to  12/31/2011        7.834937         7.403653          476,446.3291
  01/01/2012    to  12/31/2012        7.403653         8.196467          371,920.3657
============   ==== ==========      ==========       ==========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012709         1.047513        5,781,678.2976
============   ==== ==========      ==========       ==========       ===============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.472328         6.656250        2,189,655.8426
  01/01/2004    to  12/31/2004        6.656250         7.092530        2,634,521.3969
  01/01/2005    to  12/31/2005        7.092530         7.916077        1,451,202.3221
  01/01/2006    to  12/31/2006        7.916077         7.643879        1,541,034.7726
  01/01/2007    to  12/31/2007        7.643879         7.680812        1,431,667.2461
  01/01/2008    to  12/31/2008        7.680812         4.599793        1,377,219.8223
  01/01/2009    to  12/31/2009        4.599793         6.009860        1,325,321.0600
  01/01/2010    to  12/31/2010        6.009860         7.310444        1,348,207.2206
  01/01/2011    to  12/31/2011        7.310444         7.417176        2,092,369.8231
  01/01/2012    to  12/31/2012        7.417176         8.636667        1,876,364.4859
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246575        10.619411           17,170.5774
  01/01/2006    to  12/31/2006       10.619411        11.122610          296,078.0348
  01/01/2007    to  12/31/2007       11.122610        10.283068          381,548.3832
  01/01/2008    to  12/31/2008       10.283068         4.585552          554,297.9649
  01/01/2009    to  12/31/2009        4.585552         6.216925          652,519.2600
  01/01/2010    to  12/31/2010        6.216925         6.557220          652,925.8722
  01/01/2011    to  04/29/2011        6.557220         6.964406                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.315213           65,186.2876
  01/01/2007    to  12/31/2007       10.315213        12.958474          467,262.5377
  01/01/2008    to  12/31/2008       12.958474         7.734002          574,062.5074
  01/01/2009    to  12/31/2009        7.734002        10.701942          674,507.5800
  01/01/2010    to  12/31/2010       10.701942        12.831376          989,430.4260
  01/01/2011    to  12/31/2011       12.831376        12.422254          897,186.6595
  01/01/2012    to  12/31/2012       12.422254        14.272304          804,009.2089
============   ==== ==========       =========        =========        ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.607628        15.968273        2,217,899.1634
  01/01/2004    to  12/31/2004       15.968273        16.971948        2,305,656.3497
  01/01/2005    to  12/31/2005       16.971948        16.927392        1,537,124.4946
  01/01/2006    to  12/31/2006       16.927392        18.156219        1,546,336.5949
  01/01/2007    to  12/31/2007       18.156219        19.008084        1,523,473.4252
  01/01/2008    to  12/31/2008       19.008084        15.202771        1,183,620.7158
  01/01/2009    to  12/31/2009       15.202771        20.432677        1,142,309.7400
  01/01/2010    to  12/31/2010       20.432677        22.681637        1,071,584.3598
  01/01/2011    to  12/31/2011       22.681637        23.282932        1,012,934.5142
  01/01/2012    to  12/31/2012       23.282932        25.838916          968,505.0569
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921        15.945964          75,217.6085
  01/01/2009    to  12/31/2009       15.945964        19.827088         140,201.6200
  01/01/2010    to  12/31/2010       19.827088        24.457039         184,270.7338
  01/01/2011    to  12/31/2011       24.457039        23.144786         209,167.5949
  01/01/2012    to  12/31/2012       23.144786        26.083594         169,738.4607
============   ==== ==========       =========        =========      ===============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603        10.198534         192,719.0026
  01/01/2011    to  12/31/2011       10.198534        10.223228         416,310.5234
  01/01/2012    to  12/31/2012       10.223228        10.781338         538,503.6132
============   ==== ==========       =========        =========      ===============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604         9.743895         174,811.0396
  01/01/2012    to  12/31/2012        9.743895         9.995045         363,101.3683
============   ==== ==========       =========        =========      ===============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         6.584222         159,115.3337
  01/01/2009    to  12/31/2009        6.584222         8.080016         429,992.0300
  01/01/2010    to  12/31/2010        8.080016         8.815149         719,475.0488
  01/01/2011    to  12/31/2011        8.815149         8.615160         786,464.9821
  01/01/2012    to  12/31/2012        8.615160         9.642956         713,257.6515
============   ==== ==========       =========        =========      ===============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082         7.016687       3,285,606.2257
  01/01/2009    to  12/31/2009        7.016687         8.863588       3,853,634.2000
  01/01/2010    to  12/31/2010        8.863588         9.584867       3,789,520.2468
  01/01/2011    to  12/31/2011        9.584867         9.253106       3,758,850.3330
  01/01/2012    to  12/31/2012        9.253106        10.557734       3,604,520.1753
============   ==== ==========       =========        =========      ===============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.386488         7.657424         517,765.8984
  01/01/2004    to  11/19/2004        7.657424         7.842093         672,573.1924
============   ==== ==========       =========        =========      ===============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082        10.871607          33,709.3600
  01/01/2010    to  12/31/2010       10.871607        12.129841         150,154.6529
  01/01/2011    to  12/31/2011       12.129841        11.880428         123,804.7905
  01/01/2012    to  12/31/2012       11.880428        13.341128          79,334.4361
============   ==== ==========       =========        =========      ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.965951        10.403852      11,258,006.2754
============   ==== ==========       =========        =========      ===============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562        10.453918        150,669.8182
  01/01/2007    to  12/31/2007       10.453918        14.033128        553,272.4136
  01/01/2008    to  12/31/2008       14.033128         6.131668        684,455.5441
  01/01/2009    to  12/31/2009        6.131668        10.179606      1,107,585.9100
  01/01/2010    to  12/31/2010       10.179606        12.369549      1,467,135.4771
  01/01/2011    to  12/31/2011       12.369549         9.881769      1,629,712.7032
  01/01/2012    to  12/31/2012        9.881769        11.544206      1,554,775.7798
============   ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.289616         9.411295        782,001.8856
  01/01/2004    to  12/31/2004        9.411295        11.056455      1,884,428.7072
  01/01/2005    to  12/31/2005       11.056455        12.649518      1,378,894.2445
  01/01/2006    to  12/31/2006       12.649518        15.732735      1,689,045.0405
  01/01/2007    to  12/31/2007       15.732735        17.512947      1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947         9.917813      1,735,239.5436
  01/01/2009    to  12/31/2009        9.917813        12.822103      1,657,959.1500
  01/01/2010    to  12/31/2010       12.822103        14.036777      1,558,754.1578
  01/01/2011    to  12/31/2011       14.036777        12.315804      1,451,252.3352
  01/01/2012    to  12/31/2012       12.315804        14.122923      1,356,246.8699
============   ==== ==========       =========        =========      ==============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.676034        11.933125        969,677.0465
  01/01/2004    to  12/31/2004       11.933125        13.414325        939,494.6966
  01/01/2005    to  12/31/2005       13.414325        14.244599        812,668.8522
  01/01/2006    to  12/31/2006       14.244599        16.052398        792,054.4037
  01/01/2007    to  12/31/2007       16.052398        15.344915        852,082.9812
  01/01/2008    to  12/31/2008       15.344915         9.302868        577,632.8078
  01/01/2009    to  12/31/2009        9.302868        12.502044        549,877.1900
  01/01/2010    to  12/31/2010       12.502044        15.093613        534,446.3846
  01/01/2011    to  12/31/2011       15.093613        14.049713        482,948.0700
  01/01/2012    to  12/31/2012       14.049713        14.534389        427,820.6872
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.411529        2,159,263.8369
  01/01/2004    to  12/31/2004       10.411529        11.152314        3,469,965.1450
  01/01/2005    to  12/31/2005       11.152314        11.111391        2,463,646.6739
  01/01/2006    to  12/31/2006       11.111391        10.961391        2,220,380.5386
  01/01/2007    to  12/31/2007       10.961391        11.933208        2,084,242.4959
  01/01/2008    to  12/31/2008       11.933208        10.917813        2,251,813.4076
  01/01/2009    to  12/31/2009       10.917813        12.664811        3,251,441.7700
  01/01/2010    to  12/31/2010       12.664811        13.411023        3,828,808.8985
  01/01/2011    to  12/31/2011       13.411023        14.647270        3,925,981.3901
  01/01/2012    to  12/31/2012       14.647270        15.706100        3,926,677.4296
============   ==== ==========       =========        =========        ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.542328        11.581293        2,576,587.2669
  01/01/2004    to  12/31/2004       11.581293        11.946656        2,682,203.9735
  01/01/2005    to  12/31/2005       11.946656        12.003835        2,243,440.5285
  01/01/2006    to  12/31/2006       12.003835        12.329076        2,475,380.0163
  01/01/2007    to  12/31/2007       12.329076        13.030449        2,573,935.4892
  01/01/2008    to  12/31/2008       13.030449        12.856283        3,279,295.3815
  01/01/2009    to  12/31/2009       12.856283        14.910936        6,136,350.1700
  01/01/2010    to  12/31/2010       14.910936        15.849486        7,981,182.9396
  01/01/2011    to  12/31/2011       15.849486        16.068936        7,781,167.3270
  01/01/2012    to  12/31/2012       16.068936        17.252528        7,561,249.3533
============   ==== ==========       =========        =========        ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227        15.535332            3,875.2400
  01/01/2010    to  12/31/2010       15.535332        17.698021           26,069.9948
  01/01/2011    to  12/31/2011       17.698021        16.544278           60,241.1375
  01/01/2012    to  12/31/2012       16.544278        17.942723           67,625.4960
============   ==== ==========       =========        =========        ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622        12.307762          295,506.3473
  01/01/2011    to  12/31/2011       12.307762        12.512948          452,133.2416
  01/01/2012    to  12/31/2012       12.512948        13.703146          436,101.8418
============   ==== ==========       =========        =========        ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.734635        10.875038        2,787,496.6231
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.285104         4.561046        751,484.2936
  01/01/2004    to  12/31/2004        4.561046         4.288441      1,387,165.3470
  01/01/2005    to  12/31/2005        4.288441         4.678488        881,423.9561
  01/01/2006    to  12/31/2006        4.678488         4.843341        981,053.7874
  01/01/2007    to  12/31/2007        4.843341         6.259103      1,281,841.0510
  01/01/2008    to  12/31/2008        6.259103         3.416265      1,165,368.9066
  01/01/2009    to  12/31/2009        3.416265         5.336818      1,546,049.7500
  01/01/2010    to  12/31/2010        5.336818         6.696466      1,456,799.0978
  01/01/2011    to  12/31/2011        6.696466         5.929364      1,394,267.7186
  01/01/2012    to  12/31/2012        5.929364         6.531984      1,103,095.6420
============   ==== ==========       =========        =========      ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010688         1.065582      6,185,048.1704
============   ==== ==========       =========        =========      ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090         8.474073         19,886.2648
  01/01/2009    to  12/31/2009        8.474073        10.399444      1,426,873.3400
  01/01/2010    to  12/31/2010       10.399444        11.469830      2,651,157.7338
  01/01/2011    to  12/31/2011       11.469830        11.390862      3,418,486.3701
  01/01/2012    to  12/31/2012       11.390862        12.629955      3,190,895.8286
============   ==== ==========       =========        =========      ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088         7.769023         17,504.5765
  01/01/2009    to  12/31/2009        7.769023         9.855748      1,015,436.6800
  01/01/2010    to  12/31/2010        9.855748        11.055654      1,566,354.6843
  01/01/2011    to  12/31/2011       11.055654        10.632939      2,207,831.6137
  01/01/2012    to  12/31/2012       10.632939        12.018082      2,284,146.2814
============   ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.344447        42.722358      1,078,327.5527
  01/01/2004    to  12/31/2004       42.722358        47.288467      1,278,395.0330
  01/01/2005    to  12/31/2005       47.288467        48.046567        944,813.1184
  01/01/2006    to  12/31/2006       48.046567        55.612548      1,006,501.2743
  01/01/2007    to  12/31/2007       55.612548        56.676164        903,235.4541
  01/01/2008    to  12/31/2008       56.676164        35.456933        791,091.4221
  01/01/2009    to  12/31/2009       35.456933        41.250240        762,544.7100
  01/01/2010    to  12/31/2010       41.250240        47.433661        707,005.2441
  01/01/2011    to  12/31/2011       47.433661        44.743119        635,043.3189
  01/01/2012    to  12/31/2012       44.743119        51.866902        590,548.9292
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.729155         6.072712        2,709,467.8857
  01/01/2004    to  12/31/2004        6.072712         7.030656        2,304,586.4158
  01/01/2005    to  12/31/2005        7.030656         7.919619        2,509,867.3433
  01/01/2006    to  12/31/2006        7.919619         8.262314        2,787,888.8492
  01/01/2007    to  12/31/2007        8.262314         9.550114        2,838,873.7163
  01/01/2008    to  12/31/2008        9.550114         5.653832        2,780,607.6667
  01/01/2009    to  12/31/2009        5.653832         8.082081        3,649,187.0500
  01/01/2010    to  12/31/2010        8.082081        10.140573        3,625,910.2671
  01/01/2011    to  12/31/2011       10.140573         9.800815        3,511,330.1040
  01/01/2012    to  12/31/2012        9.800815        10.947584        3,188,985.7697
============   ==== ==========       =========        =========        ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.441884        11.414006        1,753,064.5796
  01/01/2004    to  12/31/2004       11.414006        14.188273        2,329,772.3620
  01/01/2005    to  12/31/2005       14.188273        16.100983        2,080,104.1971
  01/01/2006    to  12/31/2006       16.100983        17.899981        2,201,821.2268
  01/01/2007    to  12/31/2007       17.899981        17.056395        2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395        11.761385        1,817,125.4864
  01/01/2009    to  12/31/2009       11.761385        14.614344        1,803,390.9400
  01/01/2010    to  12/31/2010       14.614344        17.218453        1,788,638.5263
  01/01/2011    to  12/31/2011       17.218453        15.400050        1,745,938.9641
  01/01/2012    to  12/31/2012       15.400050        17.853291        1,477,939.5884
============   ==== ==========       =========        =========        ==============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562        11.088963          607,504.4692
  01/01/2005    to  12/31/2005       11.088963        12.134782          384,671.9183
  01/01/2006    to  12/31/2006       12.134782        12.648888          488,658.0219
  01/01/2007    to  12/31/2007       12.648888        15.429601          608,232.2181
  01/01/2008    to  12/31/2008       15.429601         7.838404          587,465.1747
  01/01/2009    to  12/31/2009        7.838404        11.335295          545,087.9400
  01/01/2010    to  12/31/2010       11.335295        14.164443          532,004.1929
  01/01/2011    to  12/31/2011       14.164443        12.880067          547,371.3652
  01/01/2012    to  12/31/2012       12.880067        13.417273          476,470.8879
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562        10.451325        404,253.5662
  01/01/2006    to  12/31/2006       10.451325        11.919227        733,338.5778
  01/01/2007    to  12/31/2007       11.919227        11.419472        696,720.6931
  01/01/2008    to  12/31/2008       11.419472         7.191079        588,494.4139
  01/01/2009    to  12/31/2009        7.191079         8.945174        825,956.7100
  01/01/2010    to  12/31/2010        8.945174        10.097738        887,283.3967
  01/01/2011    to  12/31/2011       10.097738         9.777703        958,064.8916
  01/01/2012    to  12/31/2012        9.777703        11.386622      1,057,626.4723
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321        14.351824        100,634.9100
  01/01/2010    to  12/31/2010       14.351824        14.899780        302,749.3567
  01/01/2011    to  12/31/2011       14.899780        15.688931        468,494.1809
  01/01/2012    to  12/31/2012       15.688931        15.967684        558,690.0426
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.832112         9.912691      1,636,855.6528
  01/01/2006    to  12/31/2006        9.912691        10.184528      2,928,687.9304
  01/01/2007    to  12/31/2007       10.184528        10.488684      3,209,808.7050
  01/01/2008    to  12/31/2008       10.488684        10.574117      8,674,989.1980
  01/01/2009    to  12/31/2009       10.574117        10.416985      7,594,313.0900
  01/01/2010    to  12/31/2010       10.416985        10.236266      7,145,063.9622
  01/01/2011    to  12/31/2011       10.236266        10.059165      7,458,604.0332
  01/01/2012    to  12/31/2012       10.059165         9.883705      5,071,405.9321
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.035084         9.941055        762,469.3722
  01/01/2004    to  12/31/2004        9.941055         9.830775        705,063.1521
  01/01/2005    to  04/30/2005        9.830775         9.832408         15,384.7195
============   ==== ==========       =========        =========      ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.504143        10.683910        2,758,052.1367
  01/01/2004    to  12/31/2004       10.683910        11.772734        4,984,547.1735
  01/01/2005    to  12/31/2005       11.772734        12.741735        3,808,951.1096
  01/01/2006    to  12/31/2006       12.741735        14.325075        4,090,483.3841
  01/01/2007    to  12/31/2007       14.325075        14.699041        4,003,015.4437
  01/01/2008    to  12/31/2008       14.699041         8.744157        3,925,289.2989
  01/01/2009    to  12/31/2009        8.744157        11.327250        4,391,993.2300
  01/01/2010    to  12/31/2010       11.327250        12.446164        4,352,583.2105
  01/01/2011    to  12/31/2011       12.446164        11.719538        4,247,790.9302
  01/01/2012    to  12/31/2012       11.719538        12.977808        3,639,505.8002
============   ==== ==========       =========        =========        ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.040998         9.698673        1,534,395.9590
  01/01/2004    to  12/31/2004        9.698673        10.381735        2,143,440.0559
  01/01/2005    to  12/31/2005       10.381735        11.583229        1,427,441.4251
  01/01/2006    to  12/31/2006       11.583229        11.670094        1,638,152.1073
  01/01/2007    to  12/31/2007       11.670094        12.772482        1,581,921.5609
  01/01/2008    to  12/31/2008       12.772482         7.963454        1,551,252.8603
  01/01/2009    to  12/31/2009        7.963454        10.921265        1,781,708.2000
  01/01/2010    to  12/31/2010       10.921265        11.946084        1,712,164.2410
  01/01/2011    to  12/31/2011       11.946084        11.765296        1,571,504.4441
  01/01/2012    to  12/31/2012       11.765296        13.358605        2,574,947.6990
============   ==== ==========       =========        =========        ==============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.505698         7.897196        4,020,523.3423
  01/01/2004    to  12/31/2004        7.897196         8.256769        4,933,536.0487
  01/01/2005    to  12/31/2005        8.256769         8.496442        3,325,789.3318
  01/01/2006    to  12/31/2006        8.496442         8.985325        3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325        10.090152        3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152         5.359740        2,538,996.6980
  01/01/2009    to  12/31/2009        5.359740         7.568480        2,330,307.4300
  01/01/2010    to  12/31/2010        7.568480         8.136100        2,020,755.9839
  01/01/2011    to  12/31/2011        8.136100         7.884860        1,836,098.7767
  01/01/2012    to  04/27/2012        7.884860         8.860339                0.0000
============   ==== ==========       =========        =========        ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.872809        13.862260        2,071,231.0065
  01/01/2004    to  12/31/2004       13.862260        14.935957        2,326,417.7204
  01/01/2005    to  12/31/2005       14.935957        16.102428        2,059,343.2150
  01/01/2006    to  12/31/2006       16.102428        17.750131        1,938,746.9426
  01/01/2007    to  12/31/2007       17.750131        16.206575        1,739,557.5778
  01/01/2008    to  12/31/2008       16.206575         8.577913        1,563,693.7824
  01/01/2009    to  12/31/2009        8.577913        11.901726        1,401,945.3300
  01/01/2010    to  12/31/2010       11.901726        13.421612        1,229,563.7787
  01/01/2011    to  12/31/2011       13.421612        14.045289        1,191,623.4151
  01/01/2012    to  12/31/2012       14.045289        15.398682        1,062,669.8414
============   ==== ==========       =========        =========        ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695        10.129881            2,241.7275
  01/01/2009    to  12/31/2009       10.129881        14.206229           80,553.9500
  01/01/2010    to  12/31/2010       14.206229        17.113440          171,671.0437
  01/01/2011    to  12/31/2011       17.113440        14.083849          248,471.2541
  01/01/2012    to  12/31/2012       14.083849        16.315960          207,967.0234
============   ==== ==========       =========        =========        ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176        13.360309           41,765.7400
  01/01/2010    to  12/31/2010       13.360309        16.531427          102,177.0255
  01/01/2011    to  12/31/2011       16.531427        15.881398          128,276.6954
  01/01/2012    to  12/31/2012       15.881398        18.298861          139,688.8559
============   ==== ==========       =========        =========        ==============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.580805        10.371889          800,039.6336
  01/01/2004    to  12/31/2004       10.371889        11.239084        1,579,342.3803
  01/01/2005    to  12/31/2005       11.239084        11.527947        1,708,923.5260
  01/01/2006    to  12/31/2006       11.527947        13.048866        1,484,207.7008
  01/01/2007    to  12/31/2007       13.048866        13.459109        1,324,928.4194
  01/01/2008    to  12/31/2008       13.459109         8.297251        1,423,638.0340
  01/01/2009    to  12/31/2009        8.297251        10.266698        1,978,276.6100
  01/01/2010    to  12/31/2010       10.266698        11.550585        1,989,661.6873
  01/01/2011    to  12/31/2011       11.550585        11.536230        2,110,295.5522
  01/01/2012    to  12/31/2012       11.536230        13.083956        2,382,117.3539
============   ==== ==========       =========        =========        ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.895451        11.436663          126,443.0400
  01/01/2010    to  12/31/2010       11.436663        12.110959          202,589.2940
  01/01/2011    to  12/31/2011       12.110959        10.395367          235,818.5508
  01/01/2012    to  12/31/2012       10.395367        12.046530          216,782.3733
============   ==== ==========       =========        =========        ==============

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831        13.541011          38,651.6900
  01/01/2010    to  12/31/2010       13.541011        16.838547         117,877.3557
  01/01/2011    to  12/31/2011       16.838547        15.830866         164,138.9444
  01/01/2012    to  12/31/2012       15.830866        18.035140         207,293.7913
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782        14.726652          50,351.1400
  01/01/2010    to  12/31/2010       14.726652        18.671588         149,743.3191
  01/01/2011    to  12/31/2011       18.671588        15.288720         238,477.2294
  01/01/2012    to  12/31/2012       15.288720        15.409403         244,334.6116
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212        15.181339          22,550.0470
  01/01/2006    to  12/31/2006       15.181339        15.502724          86,787.6793
  01/01/2007    to  12/31/2007       15.502724        15.846744         173,390.5817
  01/01/2008    to  12/31/2008       15.846744        15.488235         312,325.8107
  01/01/2009    to  12/31/2009       15.488235        15.840564         480,995.1100
  01/01/2010    to  12/31/2010       15.840564        16.420744         654,029.8508
  01/01/2011    to  12/31/2011       16.420744        16.986337         689,015.3491
  01/01/2012    to  12/31/2012       16.986337        17.198787         610,046.0423
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629        10.685617       2,213,209.3000
  01/01/2005    to  12/31/2005       10.685617        11.590752       5,453,491.2845
  01/01/2006    to  12/31/2006       11.590752        12.944726       7,434,056.8268
  01/01/2007    to  12/31/2007       12.944726        13.086132       7,321,485.5993
  01/01/2008    to  12/31/2008       13.086132         7.610366       6,490,225.9388
  01/01/2009    to  12/31/2009        7.610366         9.919738       6,596,854.5000
  01/01/2010    to  12/31/2010        9.919738        11.356251       6,341,797.8258
  01/01/2011    to  12/31/2011       11.356251        10.515063       6,261,087.1205
  01/01/2012    to  12/31/2012       10.515063        12.061485       5,606,319.8885
============   ==== ==========       =========        =========       ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT           UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD          END OF PERIOD
                                 ---------------  ---------------  --------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803        10.389680        13,257,270.6000
  01/01/2005    to  12/31/2005       10.389680        10.937077        30,155,136.3775
  01/01/2006    to  12/31/2006       10.937077        12.035216        44,641,442.0347
  01/01/2007    to  12/31/2007       12.035216        12.402700        57,251,497.9108
  01/01/2008    to  12/31/2008       12.402700         8.294780        55,515,384.9696
  01/01/2009    to  12/31/2009        8.294780        10.460525        55,632,695.2600
  01/01/2010    to  12/31/2010       10.460525        11.675611        56,099,136.6667
  01/01/2011    to  12/31/2011       11.675611        11.278110        53,830,140.2053
  01/01/2012    to  12/31/2012       11.278110        12.625255        49,469,018.7129
============   ==== ==========       =========        =========        ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942        10.105881         1,028,820.4850
  01/01/2005    to  12/31/2005       10.105881        10.375938         3,083,958.7669
  01/01/2006    to  12/31/2006       10.375938        11.075921         5,087,809.1993
  01/01/2007    to  12/31/2007       11.075921        11.526954         8,010,536.6604
  01/01/2008    to  12/31/2008       11.526954         8.987380        15,011,543.6110
  01/01/2009    to  12/31/2009        8.987380        10.854598        16,266,071.9600
  01/01/2010    to  12/31/2010       10.854598        11.829251        16,834,585.9602
  01/01/2011    to  12/31/2011       11.829251        11.830850        16,592,336.7208
  01/01/2012    to  12/31/2012       11.830850        12.892990        15,754,783.9479
============   ==== ==========       =========        =========        ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681        10.600541        10,403,515.5800
  01/01/2005    to  12/31/2005       10.600541        11.367691        25,977,701.3949
  01/01/2006    to  12/31/2006       11.367691        12.689689        45,893,148.8369
  01/01/2007    to  12/31/2007       12.689689        13.054701        69,469,707.8460
  01/01/2008    to  12/31/2008       13.054701         7.969996        68,454,250.9118
  01/01/2009    to  12/31/2009        7.969996        10.188952        63,822,858.2600
  01/01/2010    to  12/31/2010       10.188952        11.563163        60,628,677.9788
  01/01/2011    to  12/31/2011       11.563163        10.922825        55,720,605.5803
  01/01/2012    to  12/31/2012       10.922825        12.419539        50,881,185.5886
============   ==== ==========       =========        =========        ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881        10.226064         4,046,698.7430
  01/01/2005    to  12/31/2005       10.226064        10.633274         9,743,418.7961
  01/01/2006    to  12/31/2006       10.633274        11.518490        14,282,137.9124
  01/01/2007    to  12/31/2007       11.518490        12.020101        18,882,391.9704
  01/01/2008    to  12/31/2008       12.020101         8.690395        20,868,660.8164
  01/01/2009    to  12/31/2009        8.690395        10.767338        22,934,911.6400
  01/01/2010    to  12/31/2010       10.767338        11.892574        23,439,387.5385
  01/01/2011    to  12/31/2011       11.892574        11.673042        22,281,647.5233
  01/01/2012    to  12/31/2012       11.673042        12.891083        20,830,452.2319
============   ==== ==========       =========        =========        ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.178148        10.497446        9,078,247.1325
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027         6.992356        3,809,095.5772
  01/01/2009    to  12/31/2009        6.992356         8.881638        9,719,558.9000
  01/01/2010    to  12/31/2010        8.881638         9.784098       13,797,528.8197
  01/01/2011    to  12/31/2011        9.784098         9.405479       15,710,713.9630
  01/01/2012    to  12/31/2012        9.405479        10.486500       14,884,615.4380
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026         8.927771          278,391.0755
  01/01/2009    to  12/31/2009        8.927771         9.831441          980,053.0800
  01/01/2010    to  12/31/2010        9.831441        10.245177        1,373,461.8914
  01/01/2011    to  12/31/2011       10.245177        10.645421        1,666,203.8036
  01/01/2012    to  12/31/2012       10.645421        10.968482        1,668,901.2178
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027         6.342282        7,478,490.8544
  01/01/2009    to  12/31/2009        6.342282         8.349533       11,158,625.7600
  01/01/2010    to  12/31/2010        8.349533         9.306378       11,942,222.2899
  01/01/2011    to  12/31/2011        9.306378         8.708073       12,000,701.9885
  01/01/2012    to  12/31/2012        8.708073         9.933828       10,741,447.8788
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028         5.743791          616,676.8452
  01/01/2009    to  12/31/2009        5.743791         7.835191        1,778,142.0000
  01/01/2010    to  12/31/2010        7.835191         9.105799        2,614,727.0384
  01/01/2011    to  12/31/2011        9.105799         8.532140        2,882,108.6680
  01/01/2012    to  12/31/2012        8.532140         9.838177        2,619,107.0243
============   ==== ==========       =========        =========       ===============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023         6.038254          431,946.7935
  01/01/2009    to  12/31/2009        6.038254         8.454436        1,052,417.6300
  01/01/2010    to  12/31/2010        8.454436         8.876070        1,784,689.4732
  01/01/2011    to  12/31/2011        8.876070         7.472605        2,018,121.7343
  01/01/2012    to  12/31/2012        7.472605         8.618659        1,894,305.6832
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026         7.664231        1,851,745.0570
  01/01/2009    to  12/31/2009        7.664231         9.288692        6,099,987.9000
  01/01/2010    to  12/31/2010        9.288692        10.026861        8,569,012.4567
  01/01/2011    to  12/31/2011       10.026861         9.867207        9,334,878.5744
  01/01/2012    to  12/31/2012        9.867207        10.740633        8,914,418.5085
============   ==== ==========       =========        =========       ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.107341        11.482334       10,870,526.4062
============   ==== ==========       =========        =========       ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.934082        10.228279       17,775,657.0673
============   ==== ==========       =========        =========       ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652        11.971652           32,266.5370
  01/01/2009    to  12/31/2009       11.971652        17.243250          251,286.3600
  01/01/2010    to  12/31/2010       17.243250        19.606939          378,592.1516
  01/01/2011    to  12/31/2011       19.606939        19.709415          406,386.9793
  01/01/2012    to  12/31/2012       19.709415        22.558187          426,859.2401
============   ==== ==========       =========        =========       ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        12.799274          597,141.0429
  01/01/2005    to  12/31/2005       12.799274        14.241861          448,104.2114
  01/01/2006    to  12/31/2006       14.241861        19.245665          603,303.4149
  01/01/2007    to  12/31/2007       19.245665        16.064120          447,914.0234
  01/01/2008    to  12/31/2008       16.064120         9.201824          407,288.2174
  01/01/2009    to  12/31/2009        9.201824        12.176868          398,715.4800
  01/01/2010    to  12/31/2010       12.176868        13.886119          427,997.8485
  01/01/2011    to  12/31/2011       13.886119        12.876948          472,453.4382
  01/01/2012    to  12/31/2012       12.876948        15.932812          468,307.2973
============   ==== ==========       =========        =========       ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.939720          642,749.4681
  01/01/2005    to  12/31/2005       11.939720        13.197536          755,942.8156
  01/01/2006    to  12/31/2006       13.197536        14.996823          880,136.7237
  01/01/2007    to  12/31/2007       14.996823        15.183900          884,393.1976
  01/01/2008    to  12/31/2008       15.183900         9.532418          626,689.5514
  01/01/2009    to  12/31/2009        9.532418        12.386674          494,245.3700
  01/01/2010    to  12/31/2010       12.386674        15.113932          490,750.7956
  01/01/2011    to  12/31/2011       15.113932        13.910583          490,608.2628
  01/01/2012    to  12/31/2012       13.910583        16.136315          448,262.4949
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.925670             976.7295
  01/01/2002    to  12/31/2002       10.925670         8.789245         140,210.7037
  01/01/2003    to  12/31/2003        8.789245        11.651185       1,480,540.4357
  01/01/2004    to  12/31/2004       11.651185        13.791399       2,141,878.0681
  01/01/2005    to  12/31/2005       13.791399        15.474588       1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588        19.584134       1,778,510.3311
  01/01/2007    to  12/31/2007       19.584134        19.017716       1,638,960.3342
  01/01/2008    to  12/31/2008       19.017716        11.041112       1,367,740.7266
  01/01/2009    to  12/31/2009       11.041112        16.815186       1,330,678.2200
  01/01/2010    to  12/31/2010       16.815186        19.227231       1,470,086.0417
  01/01/2011    to  12/31/2011       19.227231        16.192619       1,435,012.5225
  01/01/2012    to  12/31/2012       16.192619        20.554229       1,281,680.4278
============   ==== ==========      ==========       ==========      ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010647         1.045112      29,337,654.5463
============   ==== ==========      ==========       ==========      ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.841568           4,288.5527
  01/01/2002    to  12/31/2002       11.841568         8.431404         362,610.9895
  01/01/2003    to  12/31/2003        8.431404        11.499598         984,920.2486
  01/01/2004    to  12/31/2004       11.499598        12.020385       1,623,020.9578
  01/01/2005    to  12/31/2005       12.020385        12.782480       1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480        14.335678         972,968.3298
  01/01/2007    to  12/31/2007       14.335678        15.637262         827,319.8326
  01/01/2008    to  12/31/2008       15.637262         9.409582         662,722.4757
  01/01/2009    to  12/31/2009        9.409582        12.367259         669,949.7000
  01/01/2010    to  12/31/2010       12.367259        15.327193         647,289.9905
  01/01/2011    to  12/31/2011       15.327193        14.891553         636,834.5611
  01/01/2012    to  12/31/2012       14.891553        17.290758         538,658.3986
============   ==== ==========      ==========       ==========      ===============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      135.103915       138.571745           7,096.0322
  01/01/2011    to  12/31/2011      138.571745       125.835311          13,736.5381
  01/01/2012    to  12/31/2012      125.835311       151.404221          12,980.5082
============   ==== ==========      ==========       ==========      ===============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.564292         9.977183          48,189.7344
  01/01/2008    to  12/31/2008        9.977183         5.702159         178,316.6573
  01/01/2009    to  12/31/2009        5.702159         6.902598         250,265.6000
  01/01/2010    to  12/31/2010        6.902598         7.822517         185,353.4542
  01/01/2011    to  12/31/2011        7.822517         7.388228         269,342.3137
  01/01/2012    to  12/31/2012        7.388228         8.175281         189,826.5168
============   ==== ==========      ==========       ==========      ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012701         1.047153        7,655,870.9709
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.285235          208,194.1462
  01/01/2002    to  12/31/2002        7.285235         5.163465          835,615.5593
  01/01/2003    to  12/31/2003        5.163465         6.638491        2,448,116.8208
  01/01/2004    to  12/31/2004        6.638491         7.070062        2,574,044.8090
  01/01/2005    to  12/31/2005        7.070062         7.887068        1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068         7.612069        1,339,272.4269
  01/01/2007    to  12/31/2007        7.612069         7.645002        1,154,904.2918
  01/01/2008    to  12/31/2008        7.645002         4.576046        1,080,782.0415
  01/01/2009    to  12/31/2009        4.576046         5.975843        1,012,880.4100
  01/01/2010    to  12/31/2010        5.975843         7.265437          930,427.9178
  01/01/2011    to  12/31/2011        7.265437         7.367833        1,396,810.4693
  01/01/2012    to  12/31/2012        7.367833         8.574900        1,428,147.7384
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246477        10.618538            5,368.6632
  01/01/2006    to  12/31/2006       10.618538        11.116150          197,254.1536
  01/01/2007    to  12/31/2007       11.116150        10.271927          275,417.2282
  01/01/2008    to  12/31/2008       10.271927         4.578276          240,971.5143
  01/01/2009    to  12/31/2009        4.578276         6.203956          396,051.9600
  01/01/2010    to  12/31/2010        6.203956         6.540272          501,254.0454
  01/01/2011    to  04/29/2011        6.540272         6.945274                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.311750          133,934.5438
  01/01/2007    to  12/31/2007       10.311750        12.947617          328,121.3529
  01/01/2008    to  12/31/2008       12.947617         7.723640          571,515.8787
  01/01/2009    to  12/31/2009        7.723640        10.682263          724,468.8400
  01/01/2010    to  12/31/2010       10.682263        12.801388          779,205.1237
  01/01/2011    to  12/31/2011       12.801388        12.387038          923,958.6202
  01/01/2012    to  12/31/2012       12.387038        14.224693          872,300.7182
============   ==== ==========       =========        =========        ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.934910        151,439.8865
  01/01/2002    to  12/31/2002       13.934910        13.607857      1,326,102.1495
  01/01/2003    to  12/31/2003       13.607857        15.925780      3,507,953.9211
  01/01/2004    to  12/31/2004       15.925780        16.918301      2,771,874.1357
  01/01/2005    to  12/31/2005       16.918301        16.865474      1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474        18.080789      1,699,415.0615
  01/01/2007    to  12/31/2007       18.080789        18.919602      1,401,255.6043
  01/01/2008    to  12/31/2008       18.919602        15.124411      1,058,897.5954
  01/01/2009    to  12/31/2009       15.124411        20.317210      1,057,002.7300
  01/01/2010    to  12/31/2010       20.317210        22.542192        967,394.8045
  01/01/2011    to  12/31/2011       22.542192        23.128254        917,344.3441
  01/01/2012    to  12/31/2012       23.128254        25.654361        824,824.4613
============   ==== ==========       =========        =========      ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441        16.230660         40,761.0721
  01/01/2009    to  12/31/2009       16.230660        20.170985        173,122.5400
  01/01/2010    to  12/31/2010       20.170985        24.868817        200,779.5936
  01/01/2011    to  12/31/2011       24.868817        23.522723        206,386.4995
  01/01/2012    to  12/31/2012       23.522723        26.496199        200,502.3381
============   ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997534        10.195084         68,221.7079
  01/01/2011    to  12/31/2011       10.195084        10.214674        123,526.8414
  01/01/2012    to  12/31/2012       10.214674        10.766904        149,318.0948
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987535         9.740597        394,634.4093
  01/01/2012    to  12/31/2012        9.740597         9.986641        545,067.5430
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         6.581951        119,379.1955
  01/01/2009    to  12/31/2009        6.581951         8.073191        572,596.4800
  01/01/2010    to  12/31/2010        8.073191         8.803303        931,265.7032
  01/01/2011    to  12/31/2011        8.803303         8.599289      1,049,171.2942
  01/01/2012    to  12/31/2012        8.599289         9.620356        976,494.8778
============   ==== ==========       =========        =========      ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027         7.014269      2,124,172.0065
  01/01/2009    to  12/31/2009        7.014269         8.856104      3,668,059.6900
  01/01/2010    to  12/31/2010        8.856104         9.571990      4,465,311.3527
  01/01/2011    to  12/31/2011        9.571990         9.236064      4,605,901.7716
  01/01/2012    to  12/31/2012        9.236064        10.532994      4,154,307.1322
============   ==== ==========       =========        =========      ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.040755          188,353.5820
  01/01/2002    to  12/31/2002        8.040755         6.253646          555,618.7598
  01/01/2003    to  12/31/2003        6.253646         7.637036        1,094,159.0554
  01/01/2004    to  11/19/2004        7.637036         7.817754          993,305.6103
============   ==== ==========       =========        =========       ===============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998027        10.867960           34,758.0500
  01/01/2010    to  12/31/2010       10.867960        12.119715          112,544.1346
  01/01/2011    to  12/31/2011       12.119715        11.864590          196,529.1185
  01/01/2012    to  12/31/2012       11.864590        13.316647          194,063.5101
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.960927        10.395119       14,385,910.7180
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521        10.450406           72,747.7988
  01/01/2007    to  12/31/2007       10.450406        14.021368          322,080.9114
  01/01/2008    to  12/31/2008       14.021368         6.123445          442,555.6237
  01/01/2009    to  12/31/2009        6.123445        10.160875          951,338.5800
  01/01/2010    to  12/31/2010       10.160875        12.340627        1,179,937.9708
  01/01/2011    to  12/31/2011       12.340627         9.853738        1,332,328.9305
  01/01/2012    to  12/31/2012        9.853738        11.505677        1,368,638.9622
============   ==== ==========       =========        =========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.354994          127,244.6672
  01/01/2002    to  12/31/2002        8.354994         7.237479          665,344.3014
  01/01/2003    to  12/31/2003        7.237479         9.386204        1,209,618.3405
  01/01/2004    to  12/31/2004        9.386204        11.021453        2,069,121.5884
  01/01/2005    to  12/31/2005       11.021453        12.603190        1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190        15.667304        1,628,699.0663
  01/01/2007    to  12/31/2007       15.667304        17.431346        1,500,469.4417
  01/01/2008    to  12/31/2008       17.431346         9.866638        1,316,194.1240
  01/01/2009    to  12/31/2009        9.866638        12.749564        1,210,959.7000
  01/01/2010    to  12/31/2010       12.749564        13.950399        1,190,272.6761
  01/01/2011    to  12/31/2011       13.950399        12.233902        1,186,549.9265
  01/01/2012    to  12/31/2012       12.233902        14.021955        1,103,078.0616
============   ==== ==========       =========        =========       ===============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.981256           4,572.0767
  01/01/2002    to  12/31/2002       10.981256         9.618604         293,855.6450
  01/01/2003    to  12/31/2003        9.618604        11.919827       1,159,676.0099
  01/01/2004    to  12/31/2004       11.919827        13.392661         960,651.1466
  01/01/2005    to  12/31/2005       13.392661        14.214507         787,627.2410
  01/01/2006    to  12/31/2006       14.214507        16.010503         624,114.6295
  01/01/2007    to  12/31/2007       16.010503        15.297171         499,276.5476
  01/01/2008    to  12/31/2008       15.297171         9.269262         450,501.5077
  01/01/2009    to  12/31/2009        9.269262        12.450655         492,061.6400
  01/01/2010    to  12/31/2010       12.450655        15.024065         514,603.5711
  01/01/2011    to  12/31/2011       15.024065        13.977994         529,430.9875
  01/01/2012    to  12/31/2012       13.977994        14.452926         490,998.0234
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.408048       2,507,733.3149
  01/01/2004    to  12/31/2004       10.408048        11.142998       3,061,984.3576
  01/01/2005    to  12/31/2005       11.142998        11.096573       2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573        10.941314       2,055,042.1997
  01/01/2007    to  12/31/2007       10.941314        11.905367       1,700,055.1886
  01/01/2008    to  12/31/2008       11.905367        10.886879       1,631,796.5109
  01/01/2009    to  12/31/2009       10.886879        12.622618       2,351,725.7600
  01/01/2010    to  12/31/2010       12.622618        13.359664       3,048,120.2860
  01/01/2011    to  12/31/2011       13.359664        14.583906       3,072,252.2853
  01/01/2012    to  12/31/2012       14.583906        15.630297       2,963,639.8286
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.503380         283,097.4435
  01/01/2002    to  12/31/2002       10.503380        11.274776       2,505,019.1930
  01/01/2003    to  12/31/2003       11.274776        11.550473       4,240,212.2557
  01/01/2004    to  12/31/2004       11.550473        11.908891       3,592,733.8360
  01/01/2005    to  12/31/2005       11.908891        11.959923       3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923        12.277851       2,847,466.1932
  01/01/2007    to  12/31/2007       12.277851        12.969788       2,498,091.8260
  01/01/2008    to  12/31/2008       12.969788        12.790020       2,603,981.9761
  01/01/2009    to  12/31/2009       12.790020        14.826672       3,815,734.2800
  01/01/2010    to  12/31/2010       14.826672        15.752043       4,955,168.0144
  01/01/2011    to  12/31/2011       15.752043        15.962182       5,377,423.5944
  01/01/2012    to  12/31/2012       15.962182        17.129299       5,202,560.3805
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.604707        15.412194           4,678.4900
  01/01/2010    to  12/31/2010       15.412194        17.548973          24,752.4260
  01/01/2011    to  12/31/2011       17.548973        16.396759          39,387.0592
  01/01/2012    to  12/31/2012       16.396759        17.773798          31,050.1529
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.733980        12.292535          85,460.3839
  01/01/2011    to  12/31/2011       12.292535        12.491238         199,511.6945
  01/01/2012    to  12/31/2012       12.491238        13.672498         279,186.9459
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.729226        10.865912       2,759,049.3376
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.074341          89,301.1669
  01/01/2002    to  12/31/2002        6.074341         2.939266         505,062.4218
  01/01/2003    to  12/31/2003        2.939266         4.548861       1,097,034.0651
  01/01/2004    to  12/31/2004        4.548861         4.274839       1,658,801.2050
  01/01/2005    to  12/31/2005        4.274839         4.661325         961,138.9494
  01/01/2006    to  12/31/2006        4.661325         4.823166         908,692.4532
  01/01/2007    to  12/31/2007        4.823166         6.229901         956,219.8608
  01/01/2008    to  12/31/2008        6.229901         3.398616         756,722.0825
  01/01/2009    to  12/31/2009        3.398616         5.306594         790,582.3400
  01/01/2010    to  12/31/2010        5.306594         6.655218         815,843.6140
  01/01/2011    to  12/31/2011        6.655218         5.889901         969,493.0433
  01/01/2012    to  12/31/2012        5.889901         6.485249         803,548.2340
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010679         1.065216       7,597,440.7349
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144         8.460286         101,524.1587
  01/01/2009    to  12/31/2009        8.460286        10.377335       1,802,042.9300
  01/01/2010    to  12/31/2010       10.377335        11.439728       4,199,478.9099
  01/01/2011    to  12/31/2011       11.439728        11.355300       4,942,310.8334
  01/01/2012    to  12/31/2012       11.355300        12.584198       5,019,943.2853
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099         7.756380           7,345.9493
  01/01/2009    to  12/31/2009        7.756380         9.834791       1,442,234.7800
  01/01/2010    to  12/31/2010        9.834791        11.026635       2,127,045.9215
  01/01/2011    to  12/31/2011       11.026635        10.599738       2,368,205.1021
  01/01/2012    to  12/31/2012       10.599738        11.974538       2,047,595.9323
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031        41.263886          88,945.3931
  01/01/2002    to  12/31/2002       41.263886        33.183838         534,288.0861
  01/01/2003    to  12/31/2003       33.183838        42.608637       1,374,254.9266
  01/01/2004    to  12/31/2004       42.608637        47.138957       1,417,141.8408
  01/01/2005    to  12/31/2005       47.138957        47.870784       1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784        55.381470         954,509.0865
  01/01/2007    to  12/31/2007       55.381470        56.412293         757,135.7169
  01/01/2008    to  12/31/2008       56.412293        35.274100         623,657.9898
  01/01/2009    to  12/31/2009       35.274100        41.017005         603,054.3900
  01/01/2010    to  12/31/2010       41.017005        47.141906         592,296.9086
  01/01/2011    to  12/31/2011       47.141906        44.445719         542,561.4028
  01/01/2012    to  12/31/2012       44.445719        51.496265         500,766.1196
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.210931         210,431.8435
  01/01/2002    to  12/31/2002        8.210931         4.512937       1,031,443.2742
  01/01/2003    to  12/31/2003        4.512937         6.056532       2,893,956.4329
  01/01/2004    to  12/31/2004        6.056532         7.008410       2,048,930.8382
  01/01/2005    to  12/31/2005        7.008410         7.890626       2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626         8.227961       2,043,114.2190
  01/01/2007    to  12/31/2007        8.227961         9.505627       1,985,353.8466
  01/01/2008    to  12/31/2008        9.505627         5.624666       1,747,083.6134
  01/01/2009    to  12/31/2009        5.624666         8.036369       2,038,166.1300
  01/01/2010    to  12/31/2010        8.036369        10.078183       2,326,703.9905
  01/01/2011    to  12/31/2011       10.078183         9.735655       2,391,830.7037
  01/01/2012    to  12/31/2012        9.735655        10.869334       2,279,238.2326
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.210477         275,334.0815
  01/01/2003    to  12/31/2003        8.210477        11.404493       1,782,235.4316
  01/01/2004    to  12/31/2004       11.404493        14.169346       2,104,571.8357
  01/01/2005    to  12/31/2005       14.169346        16.071495       1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495        17.858290       1,755,732.0486
  01/01/2007    to  12/31/2007       17.858290        17.008110       1,443,724.3360
  01/01/2008    to  12/31/2008       17.008110        11.722197       1,164,931.7600
  01/01/2009    to  12/31/2009       11.722197        14.558366       1,132,699.5000
  01/01/2010    to  12/31/2010       14.558366        17.143934       1,147,117.3916
  01/01/2011    to  12/31/2011       17.143934        15.325747       1,070,529.9868
  01/01/2012    to  12/31/2012       15.325747        17.758225         879,554.4363
============   ==== ==========       =========        =========       ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521        11.085242        523,770.7046
  01/01/2005    to  12/31/2005       11.085242        12.124664        304,613.1156
  01/01/2006    to  12/31/2006       12.124664        12.632037        340,639.0078
  01/01/2007    to  12/31/2007       12.632037        15.401303        350,783.1998
  01/01/2008    to  12/31/2008       15.401303         7.820092        317,962.8731
  01/01/2009    to  12/31/2009        7.820092        11.303161        309,335.3700
  01/01/2010    to  12/31/2010       11.303161        14.117238        324,241.7393
  01/01/2011    to  12/31/2011       14.117238        12.830735        320,796.7729
  01/01/2012    to  12/31/2012       12.830735        13.359163        306,491.4906
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521        10.447819        156,499.5392
  01/01/2006    to  12/31/2006       10.447819        11.909290        338,153.6938
  01/01/2007    to  12/31/2007       11.909290        11.404215        365,711.1651
  01/01/2008    to  12/31/2008       11.404215         7.177860        334,062.1525
  01/01/2009    to  12/31/2009        7.177860         8.923076        447,005.0500
  01/01/2010    to  12/31/2010        8.923076        10.065751        501,516.5527
  01/01/2011    to  12/31/2011       10.065751         9.739920        550,460.4026
  01/01/2012    to  12/31/2012        9.739920        11.328525        591,104.8303
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.824619        14.272032        134,994.1800
  01/01/2010    to  12/31/2010       14.272032        14.809536        234,451.9631
  01/01/2011    to  12/31/2011       14.809536        15.586135        283,354.4736
  01/01/2012    to  12/31/2012       15.586135        15.855089        337,801.7289
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799387         9.876423        836,908.6974
  01/01/2006    to  12/31/2006        9.876423        10.142207      1,380,988.0751
  01/01/2007    to  12/31/2007       10.142207        10.439850      1,528,198.8217
  01/01/2008    to  12/31/2008       10.439850        10.519609      3,453,459.7078
  01/01/2009    to  12/31/2009       10.519609        10.358106      3,509,197.2800
  01/01/2010    to  12/31/2010       10.358106        10.173319      2,835,347.4059
  01/01/2011    to  12/31/2011       10.173319         9.992322      2,810,528.0328
  01/01/2012    to  12/31/2012        9.992322         9.813093      3,400,606.6945
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.122623        258,104.6279
  01/01/2002    to  12/31/2002       10.122623        10.051027      1,207,446.1109
  01/01/2003    to  12/31/2003       10.051027         9.914594      1,452,290.1044
  01/01/2004    to  12/31/2004        9.914594         9.799692      1,055,081.7100
  01/01/2005    to  04/30/2005        9.799692         9.799722              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.124913        348,124.3820
  01/01/2002    to  12/31/2002       10.124913         8.298345      1,897,436.7263
  01/01/2003    to  12/31/2003        8.298345        10.655482      4,063,318.9486
  01/01/2004    to  12/31/2004       10.655482        11.735525      5,616,092.4340
  01/01/2005    to  12/31/2005       11.735525        12.695134      4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134        14.265570      4,233,485.5363
  01/01/2007    to  12/31/2007       14.265570        14.630624      3,661,355.2511
  01/01/2008    to  12/31/2008       14.630624         8.699080      3,111,521.8681
  01/01/2009    to  12/31/2009        8.699080        11.263222      3,117,520.2300
  01/01/2010    to  12/31/2010       11.263222        12.369630      3,171,564.9799
  01/01/2011    to  12/31/2011       12.369630        11.641659      3,142,392.6232
  01/01/2012    to  12/31/2012       11.641659        12.885091      2,727,544.1721
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.607663        603,710.2354
  01/01/2003    to  12/31/2003        7.607663         9.690594      1,724,473.5507
  01/01/2004    to  12/31/2004        9.690594        10.367887      2,142,412.1792
  01/01/2005    to  12/31/2005       10.367887        11.562016      1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016        11.642913      1,547,216.5941
  01/01/2007    to  12/31/2007       11.642913        12.736327      1,370,855.8448
  01/01/2008    to  12/31/2008       12.736327         7.936920      1,233,062.8874
  01/01/2009    to  12/31/2009        7.936920        10.879438      1,218,218.1100
  01/01/2010    to  12/31/2010       10.879438        11.894387      1,303,738.8928
  01/01/2011    to  12/31/2011       11.894387        11.708536      1,217,375.6992
  01/01/2012    to  12/31/2012       11.708536        13.287480      1,961,504.7512
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.440489        263,517.2886
  01/01/2002    to  12/31/2002        8.440489         6.239188      1,773,536.2393
  01/01/2003    to  12/31/2003        6.239188         7.876171      4,817,764.5225
  01/01/2004    to  12/31/2004        7.876171         8.230659      5,530,751.6105
  01/01/2005    to  12/31/2005        8.230659         8.465353      3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353         8.947983      3,487,237.6422
  01/01/2007    to  12/31/2007        8.947983        10.043168      2,885,506.3481
  01/01/2008    to  12/31/2008       10.043168         5.332099      2,227,497.9596
  01/01/2009    to  12/31/2009        5.332099         7.525685      1,927,623.8300
  01/01/2010    to  12/31/2010        7.525685         8.086054      1,740,455.6522
  01/01/2011    to  12/31/2011        8.086054         7.832451      1,503,853.0120
  01/01/2012    to  04/27/2012        7.832451         8.800013              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.910526        252,316.2501
  01/01/2002    to  12/31/2002       11.910526        10.637413      1,266,772.6327
  01/01/2003    to  12/31/2003       10.637413        13.825385      2,883,328.2301
  01/01/2004    to  12/31/2004       13.825385        14.888758      2,775,140.5731
  01/01/2005    to  12/31/2005       14.888758        16.043544      2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544        17.676407      1,978,532.4121
  01/01/2007    to  12/31/2007       17.676407        16.131145      1,598,488.4887
  01/01/2008    to  12/31/2008       16.131145         8.533693      1,331,403.3216
  01/01/2009    to  12/31/2009        8.533693        11.834451      1,282,470.4300
  01/01/2010    to  12/31/2010       11.834451        13.339080      1,193,942.0329
  01/01/2011    to  12/31/2011       13.339080        13.951958      1,093,314.7631
  01/01/2012    to  12/31/2012       13.951958        15.288669      1,001,062.3512
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543        10.129022          1,761.1113
  01/01/2009    to  12/31/2009       10.129022        14.197922        159,368.0000
  01/01/2010    to  12/31/2010       14.197922        17.094897        171,869.4777
  01/01/2011    to  12/31/2011       17.094897        14.061559        289,673.4073
  01/01/2012    to  12/31/2012       14.061559        16.281954        216,104.5967
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.695786        13.296994         48,361.3100
  01/01/2010    to  12/31/2010       13.296994        16.444869         97,875.1016
  01/01/2011    to  12/31/2011       16.444869        15.790359        103,303.7932
  01/01/2012    to  12/31/2012       15.790359        18.184822        139,040.5154
============   ==== ==========       =========        =========      ==============

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.839954           6,382.0246
  01/01/2002    to  12/31/2002       10.839954         8.249162         677,031.6286
  01/01/2003    to  12/31/2003        8.249162        10.360344       1,312,372.0999
  01/01/2004    to  12/31/2004       10.360344        11.220948       1,562,037.4490
  01/01/2005    to  12/31/2005       11.220948        11.503609       1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609        13.014826       1,318,334.2929
  01/01/2007    to  12/31/2007       13.014826        13.417251       1,047,513.7250
  01/01/2008    to  12/31/2008       13.417251         8.267288         919,075.7166
  01/01/2009    to  12/31/2009        8.267288        10.224509       1,088,761.5900
  01/01/2010    to  12/31/2010       10.224509        11.497376       1,133,490.9401
  01/01/2011    to  12/31/2011       11.497376        11.477358       1,083,967.2354
  01/01/2012    to  12/31/2012       11.477358        13.010646       1,307,982.8142
============   ==== ==========       =========        =========       ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.848886        11.373048          60,561.6600
  01/01/2010    to  12/31/2010       11.373048        12.037580         105,389.7065
  01/01/2011    to  12/31/2011       12.037580        10.327221         148,274.8066
  01/01/2012    to  12/31/2012       10.327221        11.961547         161,821.1811
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.969103        13.465685          39,116.0100
  01/01/2010    to  12/31/2010       13.465685        16.736517         114,458.4914
  01/01/2011    to  12/31/2011       16.736517        15.727087         122,076.0696
  01/01/2012    to  12/31/2012       15.727087        17.907911         188,141.4161
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.603814        14.718034          86,059.4500
  01/01/2010    to  12/31/2010       14.718034        18.651343         280,111.8297
  01/01/2011    to  12/31/2011       18.651343        15.264514         318,658.5921
  01/01/2012    to  12/31/2012       15.264514        15.377272         343,233.3481
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382        15.096769          14,731.7289
  01/01/2006    to  12/31/2006       15.096769        15.408678          39,328.2866
  01/01/2007    to  12/31/2007       15.408678        15.742695          84,109.8648
  01/01/2008    to  12/31/2008       15.742695        15.378827         278,505.7173
  01/01/2009    to  12/31/2009       15.378827        15.720806         322,022.8500
  01/01/2010    to  12/31/2010       15.720806        16.288453         422,324.1286
  01/01/2011    to  12/31/2011       16.288453        16.841092         544,954.9952
  01/01/2012    to  12/31/2012       16.841092        17.043155         449,689.5657
============   ==== ==========       =========        =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361        10.684769        1,487,877.4590
  01/01/2005    to  12/31/2005       10.684769        11.584057        3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057        12.930800        3,940,889.4579
  01/01/2007    to  12/31/2007       12.930800        13.065482        3,265,679.1542
  01/01/2008    to  12/31/2008       13.065482         7.594535        3,039,245.1583
  01/01/2009    to  12/31/2009        7.594535         9.894153        2,894,600.2300
  01/01/2010    to  12/31/2010        9.894153        11.321306        2,991,457.9543
  01/01/2011    to  12/31/2011       11.321306        10.477473        3,032,364.7493
  01/01/2012    to  12/31/2012       10.477473        12.012329        2,665,775.6940
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540        10.388855        8,421,041.7640
  01/01/2005    to  12/31/2005       10.388855        10.930758       20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758        12.022266       27,286,538.8309
  01/01/2007    to  12/31/2007       12.022266        12.383127       33,870,556.6607
  01/01/2008    to  12/31/2008       12.383127         8.277530       32,275,062.1718
  01/01/2009    to  12/31/2009        8.277530        10.433553       33,634,606.3700
  01/01/2010    to  12/31/2010       10.433553        11.639689       35,224,850.2923
  01/01/2011    to  12/31/2011       11.639689        11.237801       35,361,838.4371
  01/01/2012    to  12/31/2012       11.237801        12.573811       32,721,341.2395
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683        10.105078        1,595,158.4110
  01/01/2005    to  12/31/2005       10.105078        10.369941        2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941        11.064002        2,898,156.1817
  01/01/2007    to  12/31/2007       11.064002        11.508762        3,757,749.2514
  01/01/2008    to  12/31/2008       11.508762         8.968693        7,265,336.9481
  01/01/2009    to  12/31/2009        8.968693        10.826616        9,500,812.5900
  01/01/2010    to  12/31/2010       10.826616        11.792861       10,718,533.7000
  01/01/2011    to  12/31/2011       11.792861        11.788574       11,274,784.0064
  01/01/2012    to  12/31/2012       11.788574        12.840462       10,055,557.5705
============   ==== ==========       =========        =========       ===============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415        10.599700        7,829,502.2490
  01/01/2005    to  12/31/2005       10.599700        11.361125       19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125        12.676036       29,901,569.1855
  01/01/2007    to  12/31/2007       12.676036        13.034100       44,918,849.8659
  01/01/2008    to  12/31/2008       13.034100         7.953419       43,636,600.2259
  01/01/2009    to  12/31/2009        7.953419        10.162676       40,988,993.6000
  01/01/2010    to  12/31/2010       10.162676        11.527582       38,900,736.9868
  01/01/2011    to  12/31/2011       11.527582        10.883780       36,631,324.7247
  01/01/2012    to  12/31/2012       10.883780        12.368927       32,469,461.8049
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620        10.225252        4,072,519.8390
  01/01/2005    to  12/31/2005       10.225252        10.627130        9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130        11.506096       11,247,462.2064
  01/01/2007    to  12/31/2007       11.506096        12.001131       13,659,352.2150
  01/01/2008    to  12/31/2008       12.001131         8.672324       16,207,307.2590
  01/01/2009    to  12/31/2009        8.672324        10.739578       18,857,923.5300
  01/01/2010    to  12/31/2010       10.739578        11.855988       20,843,034.6172
  01/01/2011    to  12/31/2011       11.855988        11.631326       20,311,453.4608
  01/01/2012    to  12/31/2012       11.631326        12.838561       18,390,140.7266
============   ==== ==========       =========        =========       ===============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.167893        10.479837        115,205.7078
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917         6.987538        970,399.0817
  01/01/2009    to  12/31/2009        6.987538         8.866651      3,028,562.1600
  01/01/2010    to  12/31/2010        8.866651         9.757837      4,823,543.6578
  01/01/2011    to  12/31/2011        9.757837         9.370880      5,028,743.3085
  01/01/2012    to  12/31/2012        9.370880        10.437432      4,546,110.1333
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916         8.921633         21,238.3849
  01/01/2009    to  12/31/2009        8.921633         9.814869        219,147.7500
  01/01/2010    to  12/31/2010        9.814869        10.217690        396,462.3574
  01/01/2011    to  12/31/2011       10.217690        10.606284        561,967.7485
  01/01/2012    to  12/31/2012       10.606284        10.917179        583,545.9192
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918         6.337908      1,368,686.0602
  01/01/2009    to  12/31/2009        6.337908         8.335439      2,931,775.0100
  01/01/2010    to  12/31/2010        8.335439         9.281394      3,100,472.0845
  01/01/2011    to  12/31/2011        9.281394         8.676032      2,852,080.9342
  01/01/2012    to  12/31/2012        8.676032         9.887340      2,769,297.9821
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918         5.739826        128,522.1693
  01/01/2009    to  12/31/2009        5.739826         7.821959        594,452.5700
  01/01/2010    to  12/31/2010        7.821959         9.081346        872,697.2723
  01/01/2011    to  12/31/2011        9.081346         8.500740      1,058,882.9740
  01/01/2012    to  12/31/2012        8.500740         9.792130        978,125.4605
============   ==== ==========       =========        =========      ==============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913         6.034090         63,667.9142
  01/01/2009    to  12/31/2009        6.034090         8.440167        316,541.3900
  01/01/2010    to  12/31/2010        8.440167         8.852245        531,694.2403
  01/01/2011    to  12/31/2011        8.852245         7.445105        532,602.1463
  01/01/2012    to  12/31/2012        7.445105         8.578318        479,478.1111
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917         7.658954        560,291.9481
  01/01/2009    to  12/31/2009        7.658954         9.273025      1,828,678.4200
  01/01/2010    to  12/31/2010        9.273025         9.999953      2,891,964.5242
  01/01/2011    to  12/31/2011        9.999953         9.830917      3,038,277.7591
  01/01/2012    to  12/31/2012        9.830917        10.690383      2,784,306.0771
============   ==== ==========       =========        =========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.095853        11.462767        412,464.5659
============   ==== ==========       =========        =========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.924071        10.211120        387,423.3866
============   ==== ==========       =========        =========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568        11.824810         15,145.7524
  01/01/2009    to  12/31/2009       11.824810        17.014752         77,394.4900
  01/01/2010    to  12/31/2010       17.014752        19.327799        157,202.9998
  01/01/2011    to  12/31/2011       19.327799        19.409454        184,725.9053
  01/01/2012    to  12/31/2012       19.409454        22.192562        194,335.0518
============   ==== ==========       =========        =========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        12.790697        448,931.1752
  01/01/2005    to  12/31/2005       12.790697        14.218141        457,667.2761
  01/01/2006    to  12/31/2006       14.218141        19.194490        706,727.4837
  01/01/2007    to  12/31/2007       19.194490        16.005296        838,701.4795
  01/01/2008    to  12/31/2008       16.005296         9.158910      1,032,932.1722
  01/01/2009    to  12/31/2009        9.158910        12.107964      1,154,341.3400
  01/01/2010    to  12/31/2010       12.107964        13.793766      1,196,279.0948
  01/01/2011    to  12/31/2011       13.793766        12.778545      1,191,729.0761
  01/01/2012    to  12/31/2012       12.778545        15.795183      1,103,759.1087
============   ==== ==========       =========        =========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.931716        465,390.7868
  01/01/2005    to  12/31/2005       11.931716        13.175555        638,172.2854
  01/01/2006    to  12/31/2006       13.175555        14.956929        796,969.2487
  01/01/2007    to  12/31/2007       14.956929        15.128293        787,469.3823
  01/01/2008    to  12/31/2008       15.128293         9.487967        679,650.2546
  01/01/2009    to  12/31/2009        9.487967        12.316594        617,685.5400
  01/01/2010    to  12/31/2010       12.316594        15.013427        615,066.1835
  01/01/2011    to  12/31/2011       15.013427        13.804291        633,592.9201
  01/01/2012    to  12/31/2012       13.804291        15.996935        554,403.4402
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.923190              94.4373
  01/01/2002    to  12/31/2002       10.923190         8.778461          43,565.6140
  01/01/2003    to  12/31/2003        8.778461        11.625277       1,067,394.2768
  01/01/2004    to  12/31/2004       11.625277        13.746952       1,667,703.1943
  01/01/2005    to  12/31/2005       13.746952        15.409353       1,282,258.0943
  01/01/2006    to  12/31/2006       15.409353        19.482154       1,443,863.0159
  01/01/2007    to  12/31/2007       19.482154        18.899669       1,449,336.1099
  01/01/2008    to  12/31/2008       18.899669        10.961554       1,210,140.8323
  01/01/2009    to  12/31/2009       10.961554        16.677336       1,170,926.5200
  01/01/2010    to  12/31/2010       16.677336        19.050574       1,229,062.6985
  01/01/2011    to  12/31/2011       19.050574        16.027821       1,154,485.2312
  01/01/2012    to  12/31/2012       16.027821        20.324615       1,056,194.2737
============   ==== ==========      ==========       ==========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010630         1.044394       3,594,597.3931
============   ==== ==========      ==========       ==========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.838879          18,638.7556
  01/01/2002    to  12/31/2002       11.838879         8.421029         168,439.4636
  01/01/2003    to  12/31/2003        8.421029        11.473990         754,676.3210
  01/01/2004    to  12/31/2004       11.473990        11.981598       1,280,199.2526
  01/01/2005    to  12/31/2005       11.981598        12.728544         820,853.3167
  01/01/2006    to  12/31/2006       12.728544        14.260960         740,367.1024
  01/01/2007    to  12/31/2007       14.260960        15.540130         658,878.2034
  01/01/2008    to  12/31/2008       15.540130         9.341736         598,018.7953
  01/01/2009    to  12/31/2009        9.341736        12.265817         575,330.3900
  01/01/2010    to  12/31/2010       12.265817        15.186300         527,057.1915
  01/01/2011    to  12/31/2011       15.186300        14.739946         526,928.0550
  01/01/2012    to  12/31/2012       14.739946        17.097538         456,433.6971
============   ==== ==========      ==========       ==========       ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      131.356334       134.638716           4,454.1497
  01/01/2011    to  12/31/2011      134.638716       122.141806           7,009.8517
  01/01/2012    to  12/31/2012      122.141806       146.812700           7,415.9671
============   ==== ==========      ==========       ==========       ==============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563975         9.975512          35,042.6801
  01/01/2008    to  12/31/2008        9.975512         5.695473          75,802.4502
  01/01/2009    to  12/31/2009        5.695473         6.887615          93,043.7700
  01/01/2010    to  12/31/2010        6.887615         7.797745         140,136.7396
  01/01/2011    to  12/31/2011        7.797745         7.357485         170,978.4485
  01/01/2012    to  12/31/2012        7.357485         8.133087         114,368.3566
============   ==== ==========      ==========       ==========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012684         1.046433        1,385,994.1922
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.279536          115,484.7875
  01/01/2002    to  12/31/2002        7.279536         5.154251          286,849.2794
  01/01/2003    to  12/31/2003        5.154251         6.620031        1,802,196.0562
  01/01/2004    to  12/31/2004        6.620031         7.043338        1,923,348.2733
  01/01/2005    to  12/31/2005        7.043338         7.849430        1,230,788.4022
  01/01/2006    to  12/31/2006        7.849430         7.568189        1,135,831.0174
  01/01/2007    to  12/31/2007        7.568189         7.593294        1,049,433.6246
  01/01/2008    to  12/31/2008        7.593294         4.540528          922,134.6950
  01/01/2009    to  12/31/2009        4.540528         5.923534          908,753.1900
  01/01/2010    to  12/31/2010        5.923534         7.194651          876,083.0246
  01/01/2011    to  12/31/2011        7.194651         7.288773        1,533,710.7806
  01/01/2012    to  12/31/2012        7.288773         8.474367        1,469,170.0876
============   ==== ==========       =========        =========        ==============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246282        10.616793           14,518.9346
  01/01/2006    to  12/31/2006       10.616793        11.103240          778,942.9631
  01/01/2007    to  12/31/2007       11.103240        10.249680          927,582.9383
  01/01/2008    to  12/31/2008       10.249680         4.563760          808,067.6676
  01/01/2009    to  12/31/2009        4.563760         6.178104          826,513.6400
  01/01/2010    to  12/31/2010        6.178104         6.506516          802,120.6085
  01/01/2011    to  04/29/2011        6.506516         6.907176                0.0000
============   ==== ==========       =========        =========        ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.304828           24,678.2581
  01/01/2007    to  12/31/2007       10.304828        12.925932          226,717.8612
  01/01/2008    to  12/31/2008       12.925932         7.702959          346,834.6688
  01/01/2009    to  12/31/2009        7.702959        10.643023          345,937.2900
  01/01/2010    to  12/31/2010       10.643023        12.741635          417,777.4201
  01/01/2011    to  12/31/2011       12.741635        12.316924          452,896.3742
  01/01/2012    to  12/31/2012       12.316924        14.129974          435,450.3626
============   ==== ==========       =========        =========        ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.924032          29,458.0761
  01/01/2002    to  12/31/2002       13.924032        13.583639         247,038.0811
  01/01/2003    to  12/31/2003       13.583639        15.881558       1,711,235.4675
  01/01/2004    to  12/31/2004       15.881558        16.854422       1,700,183.8269
  01/01/2005    to  12/31/2005       16.854422        16.785051       1,126,430.5272
  01/01/2006    to  12/31/2006       16.785051        17.976644       1,086,758.7958
  01/01/2007    to  12/31/2007       17.976644        18.791730       1,042,212.6471
  01/01/2008    to  12/31/2008       18.791730        15.007127         810,719.3162
  01/01/2009    to  12/31/2009       15.007127        20.139535         715,187.3100
  01/01/2010    to  12/31/2010       20.139535        22.322745         670,642.2883
  01/01/2011    to  12/31/2011       22.322745        22.880277         684,098.2260
  01/01/2012    to  12/31/2012       22.880277        25.353812         669,153.3596
============   ==== ==========       =========        =========       ==============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873923        15.676272         387,389.9873
  01/01/2009    to  12/31/2009       15.676272        19.462534         495,079.9700
  01/01/2010    to  12/31/2010       19.462534        23.971421         500,558.9013
  01/01/2011    to  12/31/2011       23.971421        22.651279         503,987.0530
  01/01/2012    to  12/31/2012       22.651279        25.488970         490,973.4236
============   ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997397        10.188191          49,027.1917
  01/01/2011    to  12/31/2011       10.188191        10.197595         244,905.6364
  01/01/2012    to  12/31/2012       10.197595        10.738104         301,208.4937
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987399         9.734008          17,094.4875
  01/01/2012    to  12/31/2012        9.734008         9.969859          78,545.6735
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         6.577412          36,972.9255
  01/01/2009    to  12/31/2009        6.577412         8.059563         171,710.3600
  01/01/2010    to  12/31/2010        8.059563         8.779668         285,582.1238
  01/01/2011    to  12/31/2011        8.779668         8.567648         417,461.9916
  01/01/2012    to  12/31/2012        8.567648         9.575332         368,682.2455
============   ==== ==========       =========        =========       ==============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918         7.009436         163,700.2002
  01/01/2009    to  12/31/2009        7.009436         8.841161         551,098.4600
  01/01/2010    to  12/31/2010        8.841161         9.546299         711,927.2036
  01/01/2011    to  12/31/2011        9.546299         9.202085         784,193.4550
  01/01/2012    to  12/31/2012        9.202085        10.483706         694,965.7851
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.034479          98,227.5839
  01/01/2002    to  12/31/2002        8.034479         6.242515         193,761.9457
  01/01/2003    to  12/31/2003        6.242515         7.615832         491,229.4686
  01/01/2004    to  11/19/2004        7.615832         7.789155         628,014.4597
============   ==== ==========       =========        =========       ==============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997918        10.860673          12,894.3000
  01/01/2010    to  12/31/2010       10.860673        12.099496          42,193.3755
  01/01/2011    to  12/31/2011       12.099496        11.832988          45,159.2258
  01/01/2012    to  12/31/2012       11.832988        13.267839          52,225.0028
============   ==== ==========       =========        =========       ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.950891        10.377682         465,313.9961
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438        10.443386          61,894.0304
  01/01/2007    to  12/31/2007       10.443386        13.997877         201,857.8366
  01/01/2008    to  12/31/2008       13.997877         6.107034       1,300,719.6577
  01/01/2009    to  12/31/2009        6.107034        10.123524       1,462,628.7900
  01/01/2010    to  12/31/2010       10.123524        12.282999       1,786,338.1089
  01/01/2011    to  12/31/2011       12.282999         9.797930       2,024,954.4151
  01/01/2012    to  12/31/2012        9.797930        11.429024       2,018,493.4298
============   ==== ==========       =========        =========       ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.348474          79,785.0455
  01/01/2002    to  12/31/2002        8.348474         7.224602         263,793.2750
  01/01/2003    to  12/31/2003        7.224602         9.360152         668,332.2299
  01/01/2004    to  12/31/2004        9.360152        10.979856       1,371,702.0629
  01/01/2005    to  12/31/2005       10.979856        12.543118       1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118        15.577096       1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096        17.313567       1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567         9.790126       1,860,865.9098
  01/01/2009    to  12/31/2009        9.790126        12.638051       1,831,273.0100
  01/01/2010    to  12/31/2010       12.638051        13.814584       1,852,657.4975
  01/01/2011    to  12/31/2011       13.814584        12.102702       1,649,352.8241
  01/01/2012    to  12/31/2012       12.102702        13.857650       1,527,719.5204
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.978760          31,216.9571
  01/01/2002    to  12/31/2002       10.978760         9.606799         216,961.1672
  01/01/2003    to  12/31/2003        9.606799        11.893317         828,392.8204
  01/01/2004    to  12/31/2004       11.893317        13.349490         765,475.6868
  01/01/2005    to  12/31/2005       13.349490        14.154574         603,413.4304
  01/01/2006    to  12/31/2006       14.154574        15.927114         560,292.1986
  01/01/2007    to  12/31/2007       15.927114        15.202206         776,179.4275
  01/01/2008    to  12/31/2008       15.202206         9.202464         859,127.6895
  01/01/2009    to  12/31/2009        9.202464        12.348579         862,876.0700
  01/01/2010    to  12/31/2010       12.348579        14.886019         837,887.9147
  01/01/2011    to  12/31/2011       14.886019        13.835741         797,356.2318
  01/01/2012    to  12/31/2012       13.835741        14.291465         721,954.0860
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.401088       1,548,238.9531
  01/01/2004    to  12/31/2004       10.401088        11.124393       2,348,867.5763
  01/01/2005    to  12/31/2005       11.124393        11.067004       1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004        10.901283       1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283        11.849895       2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895        10.825292       2,714,510.4740
  01/01/2009    to  12/31/2009       10.825292        12.538680       2,750,405.7900
  01/01/2010    to  12/31/2010       12.538680        13.257567       2,994,793.5010
  01/01/2011    to  12/31/2011       13.257567        14.458039       3,078,403.6880
  01/01/2012    to  12/31/2012       14.458039        15.479838       3,053,907.5742
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.495175         198,802.8859
  01/01/2002    to  12/31/2002       10.495175        11.254708       1,057,186.4270
  01/01/2003    to  12/31/2003       11.254708        11.518393       2,164,984.1662
  01/01/2004    to  12/31/2004       11.518393        11.863917       2,064,108.2669
  01/01/2005    to  12/31/2005       11.863917        11.902882       1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882        12.207117       2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117        12.882116       3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116        12.690839       3,616,771.0148
  01/01/2009    to  12/31/2009       12.690839        14.697007       4,246,494.4100
  01/01/2010    to  12/31/2010       14.697007        15.598687       4,921,326.1826
  01/01/2011    to  12/31/2011       15.598687        15.791031       4,846,763.3064
  01/01/2012    to  12/31/2012       15.791031        16.928614       4,786,387.3779
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.413929        15.168928           8,757.5200
  01/01/2010    to  12/31/2010       15.168928        17.254736          20,247.1606
  01/01/2011    to  12/31/2011       17.254736        16.105760          38,813.3962
  01/01/2012    to  12/31/2012       16.105760        17.440825          20,826.4930
============   ==== ==========       =========        =========       ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.712733        12.262151         186,996.9260
  01/01/2011    to  12/31/2011       12.262151        12.447946         283,265.4430
  01/01/2012    to  12/31/2012       12.447946        13.611429         355,521.9008
============   ==== ==========       =========        =========       ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.718421        10.847689         171,413.3271
============   ==== ==========       =========        =========       ==============
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.069589         101,817.0063
  01/01/2002    to  12/31/2002        6.069589         2.934022         289,926.7780
  01/01/2003    to  12/31/2003        2.934022         4.536216         786,150.0851
  01/01/2004    to  12/31/2004        4.536216         4.258682       1,231,242.5910
  01/01/2005    to  12/31/2005        4.258682         4.639082         948,466.6679
  01/01/2006    to  12/31/2006        4.639082         4.795367         870,261.8653
  01/01/2007    to  12/31/2007        4.795367         6.187776         868,987.5489
  01/01/2008    to  12/31/2008        6.187776         3.372242         691,949.8158
  01/01/2009    to  12/31/2009        3.372242         5.260154         717,141.5200
  01/01/2010    to  12/31/2010        5.260154         6.590395         755,137.9379
  01/01/2011    to  12/31/2011        6.590395         5.826713         835,506.5027
  01/01/2012    to  12/31/2012        5.826713         6.409230         724,313.6718
============   ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010663         1.064484         922,147.5267
============   ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275322         8.432790           8,450.5884
  01/01/2009    to  12/31/2009        8.432790        10.333272         372,386.6900
  01/01/2010    to  12/31/2010       10.333272        11.379782       1,137,189.5583
  01/01/2011    to  12/31/2011       11.379782        11.284534       1,543,545.0436
  01/01/2012    to  12/31/2012       11.284534        12.493215       1,497,238.5663
============   ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662185         7.731167           4,983.1147
  01/01/2009    to  12/31/2009        7.731167         9.793025         230,591.4000
  01/01/2010    to  12/31/2010        9.793025        10.968848         533,364.7483
  01/01/2011    to  12/31/2011       10.968848        10.533672         688,400.2127
  01/01/2012    to  12/31/2012       10.533672        11.887953         592,942.3603
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031        41.231685          80,423.6750
  01/01/2002    to  12/31/2002       41.231685        33.124735         266,108.4525
  01/01/2003    to  12/31/2003       33.124735        42.490294       1,028,814.3410
  01/01/2004    to  12/31/2004       42.490294        46.960946       1,127,359.5546
  01/01/2005    to  12/31/2005       46.960946        47.642491         838,033.3523
  01/01/2006    to  12/31/2006       47.642491        55.062455         832,858.1777
  01/01/2007    to  12/31/2007       55.062455        56.030982         787,206.9374
  01/01/2008    to  12/31/2008       56.030982        35.000443         743,454.8873
  01/01/2009    to  12/31/2009       35.000443        40.658099         726,750.6900
  01/01/2010    to  12/31/2010       40.658099        46.682755         675,431.4776
  01/01/2011    to  12/31/2011       46.682755        43.968920         619,361.2073
  01/01/2012    to  12/31/2012       43.968920        50.892669         553,995.3733
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.204508         151,657.9395
  01/01/2002    to  12/31/2002        8.204508         4.504875         410,075.7851
  01/01/2003    to  12/31/2003        4.504875         6.039673       2,197,630.1348
  01/01/2004    to  12/31/2004        6.039673         6.981901       1,971,653.9916
  01/01/2005    to  12/31/2005        6.981901         7.852952       1,749,537.6740
  01/01/2006    to  12/31/2006        7.852952         8.180513       1,877,045.2415
  01/01/2007    to  12/31/2007        8.180513         9.441318       1,687,942.5475
  01/01/2008    to  12/31/2008        9.441318         5.580999       1,581,354.0428
  01/01/2009    to  12/31/2009        5.580999         7.966011       1,735,952.8900
  01/01/2010    to  12/31/2010        7.966011         9.979980       1,901,190.0442
  01/01/2011    to  12/31/2011        9.979980         9.631171       1,934,151.3471
  01/01/2012    to  12/31/2012        9.631171        10.741882       1,731,930.3601
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.204986         196,052.5264
  01/01/2003    to  12/31/2003        8.204986        11.385490       1,287,783.9731
  01/01/2004    to  12/31/2004       11.385490        14.131572       1,715,706.2330
  01/01/2005    to  12/31/2005       14.131572        16.012689       1,610,231.6767
  01/01/2006    to  12/31/2006       16.012689        17.775216       1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216        16.911972       1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972        11.644231       1,420,010.1661
  01/01/2009    to  12/31/2009       11.644231        14.447080       1,421,514.0300
  01/01/2010    to  12/31/2010       14.447080        16.995902       1,385,790.3624
  01/01/2011    to  12/31/2011       16.995902        15.178255       1,244,939.9329
  01/01/2012    to  12/31/2012       15.178255        17.569665       1,102,051.2136
============   ==== ==========       =========        =========       ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438        11.077804        425,828.7454
  01/01/2005    to  12/31/2005       11.077804        12.104461        252,330.7747
  01/01/2006    to  12/31/2006       12.104461        12.598415        414,552.4863
  01/01/2007    to  12/31/2007       12.598415        15.344884        405,066.0009
  01/01/2008    to  12/31/2008       15.344884         7.783610        399,907.8934
  01/01/2009    to  12/31/2009        7.783610        11.239190        428,032.5400
  01/01/2010    to  12/31/2010       11.239190        14.023333        451,660.0464
  01/01/2011    to  12/31/2011       14.023333        12.732671        461,043.0970
  01/01/2012    to  12/31/2012       12.732671        13.243738        399,757.6681
============   ==== ==========       =========        =========      ==============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438        10.440811         81,993.7821
  01/01/2006    to  12/31/2006       10.440811        11.889440        287,564.3432
  01/01/2007    to  12/31/2007       11.889440        11.373762        619,909.5147
  01/01/2008    to  12/31/2008       11.373762         7.151498        777,925.3716
  01/01/2009    to  12/31/2009        7.151498         8.882604      1,218,858.0100
  01/01/2010    to  12/31/2010        8.882604        10.012092      1,238,932.9527
  01/01/2011    to  12/31/2011       10.012092         9.680265      1,192,582.7872
  01/01/2012    to  12/31/2012        9.680265        11.256169      1,085,759.6272
============   ==== ==========       =========        =========      ==============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.680406        14.113833         23,126.3300
  01/01/2010    to  12/31/2010       14.113833        14.630748         86,567.8353
  01/01/2011    to  12/31/2011       14.630748        15.382633        180,811.2466
  01/01/2012    to  12/31/2012       15.382633        15.632356        263,494.0771
============   ==== ==========       =========        =========      ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759123         9.829323        745,305.1838
  01/01/2006    to  12/31/2006        9.829323        10.083779        959,252.7544
  01/01/2007    to  12/31/2007       10.083779        10.369277      2,552,182.5580
  01/01/2008    to  12/31/2008       10.369277        10.438029      3,598,289.2836
  01/01/2009    to  12/31/2009       10.438029        10.267507      2,473,849.9300
  01/01/2010    to  12/31/2010       10.267507        10.074259      1,780,190.5077
  01/01/2011    to  12/31/2011       10.074259         9.885163      1,843,687.0391
  01/01/2012    to  12/31/2012        9.885163         9.698101      1,457,940.6865
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.114716        309,736.2036
  01/01/2002    to  12/31/2002       10.114716        10.033146        473,529.8768
  01/01/2003    to  12/31/2003       10.033146         9.887065        754,276.1323
  01/01/2004    to  12/31/2004        9.887065         9.762689        569,937.6104
  01/01/2005    to  04/30/2005        9.762689         9.759537          3,293.9145
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.116997        286,807.3158
  01/01/2002    to  12/31/2002       10.116997         8.283563        791,864.3525
  01/01/2003    to  12/31/2003        8.283563        10.625867      2,611,291.2113
  01/01/2004    to  12/31/2004       10.625867        11.691186      3,771,622.5577
  01/01/2005    to  12/31/2005       11.691186        12.634573      2,990,969.8038
  01/01/2006    to  12/31/2006       12.634573        14.183373      2,926,032.1850
  01/01/2007    to  12/31/2007       14.183373        14.531708      2,645,006.5433
  01/01/2008    to  12/31/2008       14.531708         8.631580      2,438,465.2348
  01/01/2009    to  12/31/2009        8.631580        11.164658      2,337,369.1200
  01/01/2010    to  12/31/2010       11.164658        12.249141      2,181,034.6373
  01/01/2011    to  12/31/2011       12.249141        11.516763      2,019,002.5810
  01/01/2012    to  12/31/2012       11.516763        12.734053      1,783,847.5063
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.602564         73,855.4034
  01/01/2003    to  12/31/2003        7.602564         9.674439      1,172,461.3599
  01/01/2004    to  12/31/2004        9.674439        10.340233      1,645,901.3429
  01/01/2005    to  12/31/2005       10.340233        11.519694      1,126,690.4531
  01/01/2006    to  12/31/2006       11.519694        11.588731      1,222,537.2190
  01/01/2007    to  12/31/2007       11.588731        12.664321      1,152,722.9121
  01/01/2008    to  12/31/2008       12.664321         7.884117      1,205,306.5843
  01/01/2009    to  12/31/2009        7.884117        10.796267      1,267,227.0800
  01/01/2010    to  12/31/2010       10.796267        11.791672      1,209,148.2077
  01/01/2011    to  12/31/2011       11.791672        11.595850      1,169,936.9893
  01/01/2012    to  12/31/2012       11.595850        13.146384      2,050,566.0165
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.433892        285,164.1452
  01/01/2002    to  12/31/2002        8.433892         6.228069        861,756.7272
  01/01/2003    to  12/31/2003        6.228069         7.854290      3,492,160.9173
  01/01/2004    to  12/31/2004        7.854290         8.199570      4,131,977.5777
  01/01/2005    to  12/31/2005        8.199570         8.424977      2,949,553.7719
  01/01/2006    to  12/31/2006        8.424977         8.896428      2,832,565.6219
  01/01/2007    to  12/31/2007        8.896428         9.975273      2,475,304.2300
  01/01/2008    to  12/31/2008        9.975273         5.290726      2,165,339.9010
  01/01/2009    to  12/31/2009        5.290726         7.459833      1,922,818.3800
  01/01/2010    to  12/31/2010        7.459833         8.007296      1,691,155.4967
  01/01/2011    to  12/31/2011        8.007296         7.748428      1,493,748.8321
  01/01/2012    to  04/27/2012        7.748428         8.702779              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.901244        174,140.7693
  01/01/2002    to  12/31/2002       11.901244        10.618492        670,829.4633
  01/01/2003    to  12/31/2003       10.618492        13.787013      2,059,838.4388
  01/01/2004    to  12/31/2004       13.787013        14.832557      2,192,766.3823
  01/01/2005    to  12/31/2005       14.832557        15.967065      1,837,384.5287
  01/01/2006    to  12/31/2006       15.967065        17.574617      1,664,990.4354
  01/01/2007    to  12/31/2007       17.574617        16.022131      1,327,881.8231
  01/01/2008    to  12/31/2008       16.022131         8.467499      1,203,861.5748
  01/01/2009    to  12/31/2009        8.467499        11.730917      1,088,931.6500
  01/01/2010    to  12/31/2010       11.730917        13.209181        964,994.9224
  01/01/2011    to  12/31/2011       13.209181        13.802315        847,166.5925
  01/01/2012    to  12/31/2012       13.802315        15.109494        752,189.5417
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240        10.127304              0.0000
  01/01/2009    to  12/31/2009       10.127304        14.181330         32,349.2700
  01/01/2010    to  12/31/2010       14.181330        17.057883         39,887.9809
  01/01/2011    to  12/31/2011       17.057883        14.017102         49,191.1241
  01/01/2012    to  12/31/2012       14.017102        16.214180         74,045.2024
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.601666        13.171307          3,848.9200
  01/01/2010    to  12/31/2010       13.171307        16.273172         28,657.9125
  01/01/2011    to  12/31/2011       16.273172        15.609908         62,164.5000
  01/01/2012    to  12/31/2012       15.609908        17.958955         36,192.3839
============   ==== ==========       =========        =========      ==============

                       1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.837498          20,493.0070
  01/01/2002    to  12/31/2002       10.837498         8.239034         270,170.6308
  01/01/2003    to  12/31/2003        8.239034        10.337295         662,457.2601
  01/01/2004    to  12/31/2004       10.337295        11.184770       1,062,486.9123
  01/01/2005    to  12/31/2005       11.184770        11.455096         948,385.9606
  01/01/2006    to  12/31/2006       11.455096        12.947028         927,907.6398
  01/01/2007    to  12/31/2007       12.947028        13.333947         811,550.3591
  01/01/2008    to  12/31/2008       13.333947         8.207703         713,686.1818
  01/01/2009    to  12/31/2009        8.207703        10.140674         666,656.4900
  01/01/2010    to  12/31/2010       10.140674        11.391722         680,454.5945
  01/01/2011    to  12/31/2011       11.391722        11.360548         658,836.7869
  01/01/2012    to  12/31/2012       11.360548        12.865299         598,042.4109
============   ==== ==========       =========        =========       ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.756520        11.246923          25,126.9000
  01/01/2010    to  12/31/2010       11.246923        11.892205          64,189.2644
  01/01/2011    to  12/31/2011       11.892205        10.192314          89,993.4112
  01/01/2012    to  12/31/2012       10.192314        11.793437          79,284.3117
============   ==== ==========       =========        =========       ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.854595        13.316341           8,709.3500
  01/01/2010    to  12/31/2010       13.316341        16.534381          46,673.8379
  01/01/2011    to  12/31/2011       16.534381        15.521640          65,552.4069
  01/01/2012    to  12/31/2012       15.521640        17.656228          63,636.3439
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.597882        14.700819          23,852.8200
  01/01/2010    to  12/31/2010       14.700819        18.610935          68,757.1328
  01/01/2011    to  12/31/2011       18.610935        15.216237         124,221.7968
  01/01/2012    to  12/31/2012       15.216237        15.313235         155,405.7168
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974        14.929039          18,584.4022
  01/01/2006    to  12/31/2006       14.929039        15.222294         106,625.8664
  01/01/2007    to  12/31/2007       15.222294        15.536642         140,960.3651
  01/01/2008    to  12/31/2008       15.536642        15.162330         179,344.5048
  01/01/2009    to  12/31/2009       15.162330        15.484010         198,771.0800
  01/01/2010    to  12/31/2010       15.484010        16.027078         214,528.5420
  01/01/2011    to  12/31/2011       16.027078        16.554340         212,384.0655
  01/01/2012    to  12/31/2012       16.554340        16.736131         147,056.0759
============   ==== ==========       =========        =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826        10.683074        1,069,672.4010
  01/01/2005    to  12/31/2005       10.683074        11.570684        3,214,740.0473
  01/01/2006    to  12/31/2006       11.570684        12.903002        4,398,997.4450
  01/01/2007    to  12/31/2007       12.903002        13.024293        4,667,961.0060
  01/01/2008    to  12/31/2008       13.024293         7.562984        3,454,855.6278
  01/01/2009    to  12/31/2009        7.562984         9.843201        3,062,483.7900
  01/01/2010    to  12/31/2010        9.843201        11.251762        3,024,990.1784
  01/01/2011    to  12/31/2011       11.251762        10.402724        2,831,813.9350
  01/01/2012    to  12/31/2012       10.402724        11.914653        2,404,388.4325
============   ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015        10.387206        8,807,823.5290
  01/01/2005    to  12/31/2005       10.387206        10.918136       17,721,069.7741
  01/01/2006    to  12/31/2006       10.918136        11.996419       24,085,573.8268
  01/01/2007    to  12/31/2007       11.996419        12.344089       25,810,255.4351
  01/01/2008    to  12/31/2008       12.344089         8.243149       22,472,965.6791
  01/01/2009    to  12/31/2009        8.243149        10.379836       23,080,724.8300
  01/01/2010    to  12/31/2010       10.379836        11.568201       23,789,764.4591
  01/01/2011    to  12/31/2011       11.568201        11.157644       22,872,629.0183
  01/01/2012    to  12/31/2012       11.157644        12.471587       21,118,543.3157
============   ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166        10.103473          586,448.2435
  01/01/2005    to  12/31/2005       10.103473        10.357964        1,408,916.6816
  01/01/2006    to  12/31/2006       10.357964        11.040211        2,194,364.1670
  01/01/2007    to  12/31/2007       11.040211        11.472478        2,881,371.6356
  01/01/2008    to  12/31/2008       11.472478         8.931449        5,099,553.2363
  01/01/2009    to  12/31/2009        8.931449        10.770887        5,638,102.8500
  01/01/2010    to  12/31/2010       10.770887        11.720442        6,056,174.3935
  01/01/2011    to  12/31/2011       11.720442        11.704503        5,433,067.3327
  01/01/2012    to  12/31/2012       11.704503        12.736086        5,521,098.9318
============   ==== ==========       =========        =========       ===============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883        10.598018        5,966,809.4160
  01/01/2005    to  12/31/2005       10.598018        11.348007       14,686,703.6966
  01/01/2006    to  12/31/2006       11.348007        12.648785       23,609,063.4459
  01/01/2007    to  12/31/2007       12.648785        12.993010       30,109,928.2965
  01/01/2008    to  12/31/2008       12.993010         7.920380       27,654,881.5165
  01/01/2009    to  12/31/2009        7.920380        10.110345       26,569,204.9200
  01/01/2010    to  12/31/2010       10.110345        11.456775       24,544,073.4816
  01/01/2011    to  12/31/2011       11.456775        10.806138       22,658,847.4672
  01/01/2012    to  12/31/2012       10.806138        12.268357       20,535,676.9221
============   ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099        10.223628        2,954,333.1140
  01/01/2005    to  12/31/2005       10.223628        10.614857        6,636,215.7766
  01/01/2006    to  12/31/2006       10.614857        11.481355        8,463,388.9588
  01/01/2007    to  12/31/2007       11.481355        11.963296       10,373,135.2116
  01/01/2008    to  12/31/2008       11.963296         8.636307       10,424,759.4122
  01/01/2009    to  12/31/2009        8.636307        10.684293       11,021,715.7200
  01/01/2010    to  12/31/2010       10.684293        11.783178       11,561,635.3415
  01/01/2011    to  12/31/2011       11.783178        11.548371       11,592,598.2179
  01/01/2012    to  12/31/2012       11.548371        12.734194       10,990,047.7320
============   ==== ==========       =========        =========       ===============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.157644        10.462250        270,455.4921
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007808         6.982721        184,000.0252
  01/01/2009    to  12/31/2009        6.982721         8.851685        379,663.7600
  01/01/2010    to  12/31/2010        8.851685         9.731636        483,381.5311
  01/01/2011    to  12/31/2011        9.731636         9.336396        661,755.9738
  01/01/2012    to  12/31/2012        9.336396        10.388576        629,274.8786
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037806         8.915497         56,766.8101
  01/01/2009    to  12/31/2009        8.915497         9.798318         66,101.5200
  01/01/2010    to  12/31/2010        9.798318        10.190266        100,124.0962
  01/01/2011    to  12/31/2011       10.190266        10.567275         62,591.7901
  01/01/2012    to  12/31/2012       10.567275        10.866096         56,309.3620
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997808         6.333535        127,858.3509
  01/01/2009    to  12/31/2009        6.333535         8.321363        205,280.0900
  01/01/2010    to  12/31/2010        8.321363         9.256468        191,802.5576
  01/01/2011    to  12/31/2011        9.256468         8.644098        181,996.0190
  01/01/2012    to  12/31/2012        8.644098         9.841051        197,043.1935
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987809         5.735862         33,529.3069
  01/01/2009    to  12/31/2009        5.735862         7.808744         98,957.7400
  01/01/2010    to  12/31/2010        7.808744         9.056950        118,220.5624
  01/01/2011    to  12/31/2011        9.056950         8.469445        127,763.4584
  01/01/2012    to  12/31/2012        8.469445         9.746281         99,827.3811
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087803         6.029928         53,911.7100
  01/01/2009    to  12/31/2009        6.029928         8.425916        117,607.7100
  01/01/2010    to  12/31/2010        8.425916         8.828474        132,072.7578
  01/01/2011    to  12/31/2011        8.828474         7.417695        124,218.1825
  01/01/2012    to  12/31/2012        7.417695         8.538152        100,942.2422
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017807         7.653679       25,313.5496
  01/01/2009    to  12/31/2009        7.653679         9.257378      147,989.3700
  01/01/2010    to  12/31/2010        9.257378         9.973107      171,336.0722
  01/01/2011    to  12/31/2011        9.973107         9.794747      160,761.3695
  01/01/2012    to  12/31/2012        9.794747        10.640350      157,412.5810
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.084374        11.443227      304,446.0416
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.914067        10.193982      638,604.1935
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.676575        11.679717            0.0000
  01/01/2009    to  12/31/2009       11.679717        16.789199       21,547.7800
  01/01/2010    to  12/31/2010       16.789199        19.052533       40,800.9747
  01/01/2011    to  12/31/2011       19.052533        19.113949       39,238.2582
  01/01/2012    to  12/31/2012       19.113949        21.832731       43,762.4795
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        12.782124       94,675.0123
  01/01/2005    to  12/31/2005       12.782124        14.194452       60,758.6799
  01/01/2006    to  12/31/2006       14.194452        19.143432       59,929.2313
  01/01/2007    to  12/31/2007       19.143432        15.946665       45,939.3302
  01/01/2008    to  12/31/2008       15.946665         9.116180       38,920.6444
  01/01/2009    to  12/31/2009        9.116180        12.039424       41,294.7600
  01/01/2010    to  12/31/2010       12.039424        13.701994       37,259.0097
  01/01/2011    to  12/31/2011       13.701994        12.680858       35,393.5635
  01/01/2012    to  12/31/2012       12.680858        15.658693       33,692.3080
============   ==== ==========       =========        =========      ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.923714       90,770.9843
  01/01/2005    to  12/31/2005       11.923714        13.153602       64,931.9032
  01/01/2006    to  12/31/2006       13.153602        14.917127       79,908.5255
  01/01/2007    to  12/31/2007       14.917127        15.072869       69,810.2483
  01/01/2008    to  12/31/2008       15.072869         9.443707       54,331.6698
  01/01/2009    to  12/31/2009        9.443707        12.246885       42,702.6600
  01/01/2010    to  12/31/2010       12.246885        14.913554       46,150.8207
  01/01/2011    to  12/31/2011       14.913554        13.698773       50,527.5531
  01/01/2012    to  12/31/2012       13.698773        15.858708       46,189.3230
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.670416        11.599408        323,720.5784
  01/01/2004    to  12/31/2004       11.599408        13.702620        281,617.2411
  01/01/2005    to  12/31/2005       13.702620        15.344356        187,201.4154
  01/01/2006    to  12/31/2006       15.344356        19.380650        199,007.4686
  01/01/2007    to  12/31/2007       19.380650        18.782294        185,607.0734
  01/01/2008    to  12/31/2008       18.782294        10.882531        151,280.2045
  01/01/2009    to  12/31/2009       10.882531        16.540552        144,039.2000
  01/01/2010    to  12/31/2010       16.540552        18.875459        156,050.7444
  01/01/2011    to  12/31/2011       18.875459        15.864627        153,377.0704
  01/01/2012    to  12/31/2012       15.864627        20.097464        137,552.7367
============   ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010614         1.043676      2,243,297.9862
============   ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.626518        11.448459        209,079.3313
  01/01/2004    to  12/31/2004       11.448459        11.942952        216,402.4753
  01/01/2005    to  12/31/2005       11.942952        12.674847        139,898.6832
  01/01/2006    to  12/31/2006       12.674847        14.186639        135,316.6926
  01/01/2007    to  12/31/2007       14.186639        15.443604        101,407.2620
  01/01/2008    to  12/31/2008       15.443604         9.274377         99,491.8696
  01/01/2009    to  12/31/2009        9.274377        12.165200         98,191.3600
  01/01/2010    to  12/31/2010       12.165200        15.046688         92,378.2972
  01/01/2011    to  12/31/2011       15.046688        14.589864         86,408.4722
  01/01/2012    to  12/31/2012       14.589864        16.906449         66,035.4277
============   ==== ==========      ==========       ==========      ==============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      127.711374       130.815922          1,512.3034
  01/01/2011    to  12/31/2011      130.815922       118.555404          1,862.4532
  01/01/2012    to  12/31/2012      118.555404       142.358799          1,492.4796
============   ==== ==========      ==========       ==========      ==============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563658         9.973841          1,924.9612
  01/01/2008    to  12/31/2008        9.973841         5.688793         15,317.1846
  01/01/2009    to  12/31/2009        5.688793         6.872659          5,337.5500
  01/01/2010    to  12/31/2010        6.872659         7.773042         12,517.0195
  01/01/2011    to  12/31/2011        7.773042         7.326859         12,919.3311
  01/01/2012    to  12/31/2012        7.326859         8.091096         13,112.3347
============   ==== ==========      ==========       ==========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012668         1.045714      1,068,439.8878
============   ==== ==========      ==========       ==========      ==============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.448435         6.616144        455,358.6195
  01/01/2004    to  12/31/2004        6.616144         7.032146        311,399.3473
  01/01/2005    to  12/31/2005        7.032146         7.829149        179,721.8516
  01/01/2006    to  12/31/2006        7.829149         7.541105        179,333.7057
  01/01/2007    to  12/31/2007        7.541105         7.558515        144,689.5304
  01/01/2008    to  12/31/2008        7.558515         4.515188        130,349.2558
  01/01/2009    to  12/31/2009        4.515188         5.884585        125,861.2100
  01/01/2010    to  12/31/2010        5.884585         7.140208        135,747.3780
  01/01/2011    to  12/31/2011        7.140208         7.226401        190,114.8307
  01/01/2012    to  12/31/2012        7.226401         8.393408        156,684.9983
============   ==== ==========       =========        =========        ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246086        10.615048          1,168.7764
  01/01/2006    to  12/31/2006       10.615048        11.090346         24,837.5020
  01/01/2007    to  12/31/2007       11.090346        10.227481         30,516.9044
  01/01/2008    to  12/31/2008       10.227481         4.549288         40,824.3472
  01/01/2009    to  12/31/2009        4.549288         6.152354         54,602.3800
  01/01/2010    to  12/31/2010        6.152354         6.472926         52,204.2008
  01/01/2011    to  04/29/2011        6.472926         6.869278              0.0000
============   ==== ==========       =========        =========        ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.297910         10,521.3492
  01/01/2007    to  12/31/2007       10.297910        12.904282         33,514.8396
  01/01/2008    to  12/31/2008       12.904282         7.682330         30,126.3488
  01/01/2009    to  12/31/2009        7.682330        10.603918         35,790.7300
  01/01/2010    to  12/31/2010       10.603918        12.682146         43,899.1197
  01/01/2011    to  12/31/2011       12.682146        12.247188         43,786.7873
  01/01/2012    to  12/31/2012       12.247188        14.035860         48,879.7881
============   ==== ==========       =========        =========        ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.543946        15.872127        417,792.4078
  01/01/2004    to  12/31/2004       15.872127        16.827533        364,390.8362
  01/01/2005    to  12/31/2005       16.827533        16.741568        234,964.9413
  01/01/2006    to  12/31/2006       16.741568        17.912204        241,944.4990
  01/01/2007    to  12/31/2007       17.912204        18.705553        180,122.9360
  01/01/2008    to  12/31/2008       18.705553        14.923321        119,269.1848
  01/01/2009    to  12/31/2009       14.923321        20.007071        106,987.3000
  01/01/2010    to  12/31/2010       20.007071        22.153767        109,223.7754
  01/01/2011    to  12/31/2011       22.153767        22.684442         94,769.6247
  01/01/2012    to  12/31/2012       22.684442        25.111551        105,701.3871
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.619889        15.498935        8,802.5422
  01/01/2009    to  12/31/2009       15.498935        19.223124       12,693.9900
  01/01/2010    to  12/31/2010       19.223124        23.652908       11,498.9214
  01/01/2011    to  12/31/2011       23.652908        22.328001       11,002.8978
  01/01/2012    to  12/31/2012       22.328001        25.099946        8,603.8315
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997261        10.181299        3,793.4316
  01/01/2011    to  12/31/2011       10.181299        10.180537       10,576.2109
  01/01/2012    to  12/31/2012       10.180537        10.709371        7,230.9818
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987262         9.727420        4,883.0690
  01/01/2012    to  12/31/2012        9.727420         9.953100       10,209.3404
============   ==== ==========       =========        =========      ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         6.572875        6,411.4093
  01/01/2009    to  12/31/2009        6.572875         8.045953       36,135.9900
  01/01/2010    to  12/31/2010        8.045953         8.756087       59,357.9423
  01/01/2011    to  12/31/2011        8.756087         8.536112       46,435.1987
  01/01/2012    to  12/31/2012        8.536112         9.530503       42,994.9385
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808         7.004605       69,284.4158
  01/01/2009    to  12/31/2009        7.004605         8.826238       54,142.1700
  01/01/2010    to  12/31/2010        8.826238         9.520666       84,412.7661
  01/01/2011    to  12/31/2011        9.520666         9.168219       96,298.1406
  01/01/2012    to  12/31/2012        9.168219        10.434630      103,874.1022
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358618         7.611301       70,796.5636
  01/01/2004    to  11/19/2004        7.611301         7.777635       65,908.0464
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997808        10.853388        4,821.5400
  01/01/2010    to  12/31/2010       10.853388        12.079303       10,677.2584
  01/01/2011    to  12/31/2011       12.079303        11.801459        7,895.0022
  01/01/2012    to  12/31/2012       11.801459        13.219191        9,652.1605
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.940860        10.360267      563,563.0554
============   ==== ==========       =========        =========      ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356        10.436370        5,663.6056
  01/01/2007    to  12/31/2007       10.436370        13.974426       32,550.2124
  01/01/2008    to  12/31/2008       13.974426         6.090664       37,784.3397
  01/01/2009    to  12/31/2009        6.090664        10.086302       54,450.4100
  01/01/2010    to  12/31/2010       10.086302        12.225625       78,659.9841
  01/01/2011    to  12/31/2011       12.225625         9.742423       80,238.6192
  01/01/2012    to  12/31/2012        9.742423        11.352861       83,820.0858
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257802         9.354589      125,668.3031
  01/01/2004    to  12/31/2004        9.354589        10.962337      226,306.1175
  01/01/2005    to  12/31/2005       10.962337        12.510627      153,670.0885
  01/01/2006    to  12/31/2006       12.510627        15.521265      152,603.8290
  01/01/2007    to  12/31/2007       15.521265        17.234173      178,346.7885
  01/01/2008    to  12/31/2008       17.234173         9.735436      133,416.6535
  01/01/2009    to  12/31/2009        9.735436        12.554887      136,525.9800
  01/01/2010    to  12/31/2010       12.554887        13.709977      151,784.9353
  01/01/2011    to  12/31/2011       13.709977        11.999062      155,818.0446
  01/01/2012    to  12/31/2012       11.999062        13.725179      140,309.4254
============   ==== ==========       =========        =========      ============
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.638372        11.866859      191,879.5904
  01/01/2004    to  12/31/2004       11.866859        13.306444       97,660.0132
  01/01/2005    to  12/31/2005       13.306444        14.094875       80,145.2322
  01/01/2006    to  12/31/2006       14.094875        15.844132       78,560.7007
  01/01/2007    to  12/31/2007       15.844132        15.107798       71,999.6034
  01/01/2008    to  12/31/2008       15.107798         9.136124       57,513.2442
  01/01/2009    to  12/31/2009        9.136124        12.247304       51,133.7400
  01/01/2010    to  12/31/2010       12.247304        14.749193       47,332.7556
  01/01/2011    to  12/31/2011       14.749193        13.694886       44,521.2935
  01/01/2012    to  12/31/2012       13.694886        14.131751       42,520.8527
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.394134        322,336.5344
  01/01/2004    to  12/31/2004       10.394134        11.105815        382,850.1796
  01/01/2005    to  12/31/2005       11.105815        11.037506        240,763.4548
  01/01/2006    to  12/31/2006       11.037506        10.861386        234,597.8530
  01/01/2007    to  12/31/2007       10.861386        11.794665        206,052.6001
  01/01/2008    to  12/31/2008       11.794665        10.764035        144,764.2939
  01/01/2009    to  12/31/2009       10.764035        12.455274        180,260.6900
  01/01/2010    to  12/31/2010       12.455274        13.156218        235,321.1390
  01/01/2011    to  12/31/2011       13.156218        14.333217        210,296.9444
  01/01/2012    to  12/31/2012       14.333217        15.330776        194,274.1368
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.492012        11.511554        497,120.5407
  01/01/2004    to  12/31/2004       11.511554        11.844988        425,802.7201
  01/01/2005    to  12/31/2005       11.844988        11.872043        338,717.0987
  01/01/2006    to  12/31/2006       11.872043        12.163353        316,052.9643
  01/01/2007    to  12/31/2007       12.163353        12.823035        279,980.7632
  01/01/2008    to  12/31/2008       12.823035        12.619976        253,190.4448
  01/01/2009    to  12/31/2009       12.619976        14.600343        362,413.6700
  01/01/2010    to  12/31/2010       14.600343        15.480609        432,545.0303
  01/01/2011    to  12/31/2011       15.480609        15.655875        435,941.5562
  01/01/2012    to  12/31/2012       15.655875        16.766859        514,514.9173
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.225970        14.929413          1,056.5700
  01/01/2010    to  12/31/2010       14.929413        16.965327          2,435.5004
  01/01/2011    to  12/31/2011       16.965327        15.819821          5,343.8534
  01/01/2012    to  12/31/2012       15.819821        17.113970          5,570.5964
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.691517        12.231830          6,413.8273
  01/01/2011    to  12/31/2011       12.231830        12.404789          7,808.6825
  01/01/2012    to  12/31/2012       12.404789        13.550610         11,158.6736
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.707623        10.829490        210,786.9573
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270753         4.533561        104,135.7145
  01/01/2004    to  12/31/2004        4.533561         4.251921        128,383.3200
  01/01/2005    to  12/31/2005        4.251921         4.627103         96,637.1328
  01/01/2006    to  12/31/2006        4.627103         4.778214        165,523.0728
  01/01/2007    to  12/31/2007        4.778214         6.159452        174,673.5160
  01/01/2008    to  12/31/2008        6.159452         3.353429        166,340.0533
  01/01/2009    to  12/31/2009        3.353429         5.225583        209,434.8700
  01/01/2010    to  12/31/2010        5.225583         6.540548        206,402.1249
  01/01/2011    to  12/31/2011        6.540548         5.776871        192,681.6665
  01/01/2012    to  12/31/2012        5.776871         6.348021        140,800.0173
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010646         1.063752        249,997.5196
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.249570         8.405373              0.0000
  01/01/2009    to  12/31/2009        8.405373        10.289380         60,673.8100
  01/01/2010    to  12/31/2010       10.289380        11.320128         91,350.0093
  01/01/2011    to  12/31/2011       11.320128        11.214183        142,129.8846
  01/01/2012    to  12/31/2012       11.214183        12.402856        142,936.0373
============   ==== ==========       =========        =========        ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.638337         7.706026              0.0000
  01/01/2009    to  12/31/2009        7.706026         9.751421         43,716.3600
  01/01/2010    to  12/31/2010        9.751421        10.911342         50,836.9072
  01/01/2011    to  12/31/2011       10.911342        10.467993         78,206.6207
  01/01/2012    to  12/31/2012       10.467993        11.801962         68,920.0507
============   ==== ==========       =========        =========        ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.194526        42.464964        236,378.2919
  01/01/2004    to  12/31/2004       42.464964        46.885921        179,615.1724
  01/01/2005    to  12/31/2005       46.885921        47.518965        119,375.0745
  01/01/2006    to  12/31/2006       47.518965        54.864963        105,293.7574
  01/01/2007    to  12/31/2007       54.864963        55.773897         86,845.9957
  01/01/2008    to  12/31/2008       55.773897        34.804809         79,030.1420
  01/01/2009    to  12/31/2009       34.804809        40.390398         74,574.7800
  01/01/2010    to  12/31/2010       40.390398        46.329072         71,858.8409
  01/01/2011    to  12/31/2011       46.329072        43.592251         66,198.4369
  01/01/2012    to  12/31/2012       43.592251        50.405995         56,179.8070
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708482         6.036086        372,163.5120
  01/01/2004    to  12/31/2004        6.036086         6.970762        184,054.1202
  01/01/2005    to  12/31/2005        6.970762         7.832612        189,972.5494
  01/01/2006    to  12/31/2006        7.832612         8.151187        230,374.7017
  01/01/2007    to  12/31/2007        8.151187         9.398020        198,262.6118
  01/01/2008    to  12/31/2008        9.398020         5.549820        177,225.2755
  01/01/2009    to  12/31/2009        5.549820         7.913590        184,629.9700
  01/01/2010    to  12/31/2010        7.913590         9.904407        168,014.2284
  01/01/2011    to  12/31/2011        9.904407         9.548701        174,661.9512
  01/01/2012    to  12/31/2012        9.548701        10.639199        143,972.8208
============   ==== ==========       =========        =========        ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.420782        11.366509        309,778.3536
  01/01/2004    to  12/31/2004       11.366509        14.093881        237,618.1892
  01/01/2005    to  12/31/2005       14.093881        15.954074        159,236.5674
  01/01/2006    to  12/31/2006       15.954074        17.692495        160,732.2609
  01/01/2007    to  12/31/2007       17.692495        16.816338        129,159.6976
  01/01/2008    to  12/31/2008       16.816338        11.566752        128,430.8310
  01/01/2009    to  12/31/2009       11.566752        14.336602        134,187.6800
  01/01/2010    to  12/31/2010       14.336602        16.849091        129,519.7572
  01/01/2011    to  12/31/2011       16.849091        15.032126        133,374.9450
  01/01/2012    to  12/31/2012       15.032126        17.383033        111,407.4049
============   ==== ==========       =========        =========        ============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356        11.070369         72,267.0575
  01/01/2005    to  12/31/2005       11.070369        12.084285         38,479.3992
  01/01/2006    to  12/31/2006       12.084285        12.564869         40,347.6562
  01/01/2007    to  12/31/2007       12.564869        15.288651         50,146.0518
  01/01/2008    to  12/31/2008       15.288651         7.747284         50,235.1885
  01/01/2009    to  12/31/2009        7.747284        11.175558         50,023.5500
  01/01/2010    to  12/31/2010       11.175558        13.930018         39,112.9336
  01/01/2011    to  12/31/2011       13.930018        12.635321         44,498.0392
  01/01/2012    to  12/31/2012       12.635321        13.129269         40,276.2735
============   ==== ==========       =========        =========        ============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356        10.433808       13,561.9235
  01/01/2006    to  12/31/2006       10.433808        11.869623       48,946.3675
  01/01/2007    to  12/31/2007       11.869623        11.343390       45,178.2287
  01/01/2008    to  12/31/2008       11.343390         7.125230       41,416.2311
  01/01/2009    to  12/31/2009        7.125230         8.839953       39,545.5900
  01/01/2010    to  12/31/2010        8.839953         9.952079       49,382.0036
  01/01/2011    to  12/31/2011        9.952079         9.610722       54,737.5422
  01/01/2012    to  12/31/2012        9.610722        11.155811       44,942.9357
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.537644        13.957331          977.4200
  01/01/2010    to  12/31/2010       13.957331        14.454054       15,670.5724
  01/01/2011    to  12/31/2011       14.454054        15.181713       21,551.0934
  01/01/2012    to  12/31/2012       15.181713        15.412671       26,156.9501
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.740285         9.803847       48,880.7654
  01/01/2006    to  12/31/2006        9.803847        10.047619       56,043.2683
  01/01/2007    to  12/31/2007       10.047619        10.321710      189,793.1392
  01/01/2008    to  12/31/2008       10.321710        10.379732      661,601.2020
  01/01/2009    to  12/31/2009       10.379732        10.199956      558,363.9400
  01/01/2010    to  12/31/2010       10.199956         9.997974      425,523.4447
  01/01/2011    to  12/31/2011        9.997974         9.800529      353,661.5697
  01/01/2012    to  12/31/2012        9.800529         9.605404      256,780.3561
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.991329         9.881184      147,194.2876
  01/01/2004    to  12/31/2004        9.881184         9.747102       55,854.1411
  01/01/2005    to  04/30/2005        9.747102         9.740779            0.0000
============   ==== ==========       =========        =========      ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022        10.619550        482,534.2938
  01/01/2004    to  12/31/2004       10.619550        11.672528        522,761.2432
  01/01/2005    to  12/31/2005       11.672528        12.601842        342,980.9688
  01/01/2006    to  12/31/2006       12.601842        14.132531        346,491.1543
  01/01/2007    to  12/31/2007       14.132531        14.465062        326,030.7541
  01/01/2008    to  12/31/2008       14.465062         8.583353        248,704.4892
  01/01/2009    to  12/31/2009        8.583353        11.091179        250,261.0900
  01/01/2010    to  12/31/2010       11.091179        12.156371        250,169.8602
  01/01/2011    to  12/31/2011       12.156371        11.418134        237,947.2766
  01/01/2012    to  12/31/2012       11.418134        12.612316        225,327.0336
============   ==== ==========       =========        =========        ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892         9.658301        292,340.8749
  01/01/2004    to  12/31/2004        9.658301        10.312638        253,634.4079
  01/01/2005    to  12/31/2005       10.312638        11.477507        163,490.7278
  01/01/2006    to  12/31/2006       11.477507        11.534778        166,034.8344
  01/01/2007    to  12/31/2007       11.534778        12.592692        126,809.9053
  01/01/2008    to  12/31/2008       12.592692         7.831644        114,056.1255
  01/01/2009    to  12/31/2009        7.831644        10.713698        112,514.9900
  01/01/2010    to  12/31/2010       10.713698        11.689801        119,090.6957
  01/01/2011    to  12/31/2011       11.689801        11.484204        117,693.8871
  01/01/2012    to  12/31/2012       11.484204        13.006730        232,756.1783
============   ==== ==========       =========        =========        ============
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.477297         7.849613        764,564.4127
  01/01/2004    to  12/31/2004        7.849613         8.186475        578,892.3625
  01/01/2005    to  12/31/2005        8.186475         8.403139        383,399.9285
  01/01/2006    to  12/31/2006        8.403139         8.864521        415,622.8526
  01/01/2007    to  12/31/2007        8.864521         9.929508        349,175.6851
  01/01/2008    to  12/31/2008        9.929508         5.261155        297,576.6303
  01/01/2009    to  12/31/2009        5.261155         7.410726        251,815.2400
  01/01/2010    to  12/31/2010        7.410726         7.946640        231,153.5471
  01/01/2011    to  12/31/2011        7.946640         7.682062        211,021.0626
  01/01/2012    to  04/27/2012        7.682062         8.625430              0.0000
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376        13.778783        382,297.8868
  01/01/2004    to  12/31/2004       13.778783        14.808845        295,898.9014
  01/01/2005    to  12/31/2005       14.808845        15.925655        240,151.0204
  01/01/2006    to  12/31/2006       15.925655        17.511568        230,268.1206
  01/01/2007    to  12/31/2007       17.511568        15.948596        178,817.8450
  01/01/2008    to  12/31/2008       15.948596         8.420158        186,473.1912
  01/01/2009    to  12/31/2009        8.420158        11.653666        180,494.6100
  01/01/2010    to  12/31/2010       11.653666        13.109090        169,034.3496
  01/01/2011    to  12/31/2011       13.109090        13.684065        151,523.0440
  01/01/2012    to  12/31/2012       13.684065        14.964991        133,137.8532
============   ==== ==========       =========        =========        ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063937        10.125586              0.0000
  01/01/2009    to  12/31/2009       10.125586        14.164750         10,908.6600
  01/01/2010    to  12/31/2010       14.164750        17.020935         12,461.2345
  01/01/2011    to  12/31/2011       17.020935        13.972768         18,798.5969
  01/01/2012    to  12/31/2012       13.972768        16.146662         18,416.5797
============   ==== ==========       =========        =========        ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.508340        13.046762              0.0000
  01/01/2010    to  12/31/2010       13.046762        16.103205          4,188.4807
  01/01/2011    to  12/31/2011       16.103205        15.431453          8,737.9989
  01/01/2012    to  12/31/2012       15.431453        17.735810          9,103.6799
============   ==== ==========       =========        =========        ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392        10.314288        154,141.2558
  01/01/2004    to  12/31/2004       10.314288        11.148694        103,713.0930
  01/01/2005    to  12/31/2005       11.148694        11.406769        130,714.9227
  01/01/2006    to  12/31/2006       11.406769        12.879559        131,588.8315
  01/01/2007    to  12/31/2007       12.879559        13.251129        104,257.3162
  01/01/2008    to  12/31/2008       13.251129         8.148526        119,904.7574
  01/01/2009    to  12/31/2009        8.148526        10.057496        145,216.9700
  01/01/2010    to  12/31/2010       10.057496        11.287000        116,583.8932
  01/01/2011    to  12/31/2011       11.287000        11.244884        138,809.6956
  01/01/2012    to  12/31/2012       11.244884        12.721523        127,440.0432
============   ==== ==========       =========        =========        ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.665085        11.122151         12,130.2300
  01/01/2010    to  12/31/2010       11.122151        11.748533         12,325.8881
  01/01/2011    to  12/31/2011       11.748533        10.059120         13,837.1629
  01/01/2012    to  12/31/2012       10.059120        11.627628         41,795.9400
============   ==== ==========       =========        =========        ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.741240        13.168600             399.3500
  01/01/2010    to  12/31/2010       13.168600        16.334612           1,630.8224
  01/01/2011    to  12/31/2011       16.334612        15.318802           6,962.3082
  01/01/2012    to  12/31/2012       15.318802        17.407992          19,470.1013
============   ==== ==========       =========        =========       ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.591951        14.683617             460.3700
  01/01/2010    to  12/31/2010       14.683617        18.570599          16,975.7418
  01/01/2011    to  12/31/2011       18.570599        15.168094          18,289.6148
  01/01/2012    to  12/31/2012       15.168094        15.249441          18,738.2775
============   ==== ==========       =========        =========       ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222        14.763172               0.0000
  01/01/2006    to  12/31/2006       14.763172        15.038163           1,095.1197
  01/01/2007    to  12/31/2007       15.038163        15.333285           3,697.1190
  01/01/2008    to  12/31/2008       15.333285        14.948873           6,339.9968
  01/01/2009    to  12/31/2009       14.948873        15.250768           4,550.1800
  01/01/2010    to  12/31/2010       15.250768        15.769877          26,480.7476
  01/01/2011    to  12/31/2011       15.769877        16.272444          26,629.4090
  01/01/2012    to  12/31/2012       16.272444        16.434607          22,200.0728
============   ==== ==========       =========        =========       ==============
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291        10.681379         831,232.3423
  01/01/2005    to  12/31/2005       10.681379        11.557321       1,001,617.4838
  01/01/2006    to  12/31/2006       11.557321        12.875254         913,824.5016
  01/01/2007    to  12/31/2007       12.875254        12.983219         535,274.0874
  01/01/2008    to  12/31/2008       12.983219         7.531553         346,926.7634
  01/01/2009    to  12/31/2009        7.531553         9.792493         365,951.7900
  01/01/2010    to  12/31/2010        9.792493        11.182620         367,274.1222
  01/01/2011    to  12/31/2011       11.182620        10.328480         276,139.5305
  01/01/2012    to  12/31/2012       10.328480        11.817735         207,406.2486
============   ==== ==========       =========        =========       ==============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490        10.385557        1,201,151.8780
  01/01/2005    to  12/31/2005       10.385557        10.905523        2,664,536.4573
  01/01/2006    to  12/31/2006       10.905523        11.970617        3,258,534.4045
  01/01/2007    to  12/31/2007       11.970617        12.305159        3,058,097.4179
  01/01/2008    to  12/31/2008       12.305159         8.208898        2,723,682.5944
  01/01/2009    to  12/31/2009        8.208898        10.326377        2,607,870.1700
  01/01/2010    to  12/31/2010       10.326377        11.497127        2,575,068.1495
  01/01/2011    to  12/31/2011       11.497127        11.078030        2,612,876.3300
  01/01/2012    to  12/31/2012       11.078030        12.370158        2,410,681.6755
============   ==== ==========       =========        =========        ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649        10.101868           93,959.5617
  01/01/2005    to  12/31/2005       10.101868        10.345995          546,701.4133
  01/01/2006    to  12/31/2006       10.345995        11.016462          498,622.4885
  01/01/2007    to  12/31/2007       11.016462        11.436295          867,626.0466
  01/01/2008    to  12/31/2008       11.436295         8.894345        1,002,444.2268
  01/01/2009    to  12/31/2009        8.894345        10.715424          940,211.8000
  01/01/2010    to  12/31/2010       10.715424        11.648442          941,145.4780
  01/01/2011    to  12/31/2011       11.648442        11.621002          790,999.0512
  01/01/2012    to  12/31/2012       11.621002        12.632521          759,208.3008
============   ==== ==========       =========        =========        ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351        10.596336        1,231,650.6370
  01/01/2005    to  12/31/2005       10.596336        11.334900        2,552,509.6525
  01/01/2006    to  12/31/2006       11.334900        12.621582        3,300,764.3244
  01/01/2007    to  12/31/2007       12.621582        12.952034        3,402,399.5126
  01/01/2008    to  12/31/2008       12.952034         7.887466        2,913,163.1749
  01/01/2009    to  12/31/2009        7.887466        10.058265        2,822,001.1100
  01/01/2010    to  12/31/2010       10.058265        11.386377        2,748,952.8337
  01/01/2011    to  12/31/2011       11.386377        10.729021        2,561,984.4133
  01/01/2012    to  12/31/2012       10.729021        12.168568        2,321,679.1872
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579        10.222004          201,387.1473
  01/01/2005    to  12/31/2005       10.222004        10.602593          604,368.0698
  01/01/2006    to  12/31/2006       10.602593        11.456660          911,614.1911
  01/01/2007    to  12/31/2007       11.456660        11.925566        1,310,986.9255
  01/01/2008    to  12/31/2008       11.925566         8.600426        1,331,305.0002
  01/01/2009    to  12/31/2009        8.600426        10.629271        1,095,199.6400
  01/01/2010    to  12/31/2010       10.629271        11.710789        1,183,275.8135
  01/01/2011    to  12/31/2011       11.710789        11.465977        1,130,006.3195
  01/01/2012    to  12/31/2012       11.465977        12.630638        1,000,943.8708
============   ==== ==========       =========        =========        ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.152523        10.453468       49,204.1317
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753         6.980314      133,811.4209
  01/01/2009    to  12/31/2009        6.980314         8.844211      293,165.8800
  01/01/2010    to  12/31/2010        8.844211         9.718562      628,454.2513
  01/01/2011    to  12/31/2011        9.718562         9.319201      661,735.7080
  01/01/2012    to  12/31/2012        9.319201        10.364233      670,620.3430
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751         8.912431       15,065.3900
  01/01/2009    to  12/31/2009        8.912431         9.790053       50,753.9900
  01/01/2010    to  12/31/2010        9.790053        10.176582       50,270.5538
  01/01/2011    to  12/31/2011       10.176582        10.547825       41,205.2332
  01/01/2012    to  12/31/2012       10.547825        10.840645       44,456.3297
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754         6.331349      280,865.7053
  01/01/2009    to  12/31/2009        6.331349         8.314334      584,176.2000
  01/01/2010    to  12/31/2010        8.314334         9.244030      457,473.0953
  01/01/2011    to  12/31/2011        9.244030         8.628175      453,732.0376
  01/01/2012    to  12/31/2012        8.628175         9.817988      420,099.1125
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754         5.733881       28,135.0232
  01/01/2009    to  12/31/2009        5.733881         7.802145       56,450.9000
  01/01/2010    to  12/31/2010        7.802145         9.044777       67,612.6967
  01/01/2011    to  12/31/2011        9.044777         8.453840       68,767.7116
  01/01/2012    to  12/31/2012        8.453840         9.723437       56,762.1755
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748         6.027848       15,359.3393
  01/01/2009    to  12/31/2009        6.027848         8.418799       24,020.1700
  01/01/2010    to  12/31/2010        8.418799         8.816613       50,710.3359
  01/01/2011    to  12/31/2011        8.816613         7.404028       57,127.2933
  01/01/2012    to  12/31/2012        7.404028         8.518139       51,999.3169
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752         7.651043        134,477.6004
  01/01/2009    to  12/31/2009        7.651043         9.249565        326,695.1800
  01/01/2010    to  12/31/2010        9.249565         9.959711        407,093.2315
  01/01/2011    to  12/31/2011        9.959711         9.776712        400,461.9502
  01/01/2012    to  12/31/2012        9.776712        10.615421        390,806.0138
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       11.078638        11.433469         79,249.2244
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.909069        10.185425        203,652.4795
============   ==== ==========       =========        =========        ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381        11.607839            423.9366
  01/01/2009    to  12/31/2009       11.607839        16.677546         20,973.7700
  01/01/2010    to  12/31/2010       16.677546        18.916374         30,654.6355
  01/01/2011    to  12/31/2011       18.916374        18.967888         28,470.5814
  01/01/2012    to  12/31/2012       18.967888        21.655009         31,439.3772
============   ==== ==========       =========        =========        ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        12.777839         85,660.4603
  01/01/2005    to  12/31/2005       12.777839        14.182623         86,646.7443
  01/01/2006    to  12/31/2006       14.182623        19.117954        121,441.4993
  01/01/2007    to  12/31/2007       19.117954        15.917430        147,927.0516
  01/01/2008    to  12/31/2008       15.917430         9.094890        166,867.5082
  01/01/2009    to  12/31/2009        9.094890        12.005300        165,292.7600
  01/01/2010    to  12/31/2010       12.005300        13.656337        165,430.1333
  01/01/2011    to  12/31/2011       13.656337        12.632295        147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890        142,530.6088
============   ==== ==========       =========        =========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.919714         73,903.7494
  01/01/2005    to  12/31/2005       11.919714        13.142639         80,986.6847
  01/01/2006    to  12/31/2006       13.142639        14.897265         84,389.0735
  01/01/2007    to  12/31/2007       14.897265        15.045233         64,927.7816
  01/01/2008    to  12/31/2008       15.045233         9.421654         54,308.6681
  01/01/2009    to  12/31/2009        9.421654        12.212179         44,268.9300
  01/01/2010    to  12/31/2010       12.212179        14.863866         40,529.2706
  01/01/2011    to  12/31/2011       14.863866        13.646317         47,348.8886
  01/01/2012    to  12/31/2012       13.646317        15.790043         42,200.5266
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.919466          766.2948
  01/01/2002    to  12/31/2002       10.919466         8.762286       50,576.2405
  01/01/2003    to  12/31/2003        8.762286        11.586477      295,958.4795
  01/01/2004    to  12/31/2004       11.586477        13.680486      296,521.6943
  01/01/2005    to  12/31/2005       13.680486        15.311936      278,844.7095
  01/01/2006    to  12/31/2006       15.311936        19.330066      257,615.6710
  01/01/2007    to  12/31/2007       19.330066        18.723852      261,850.6855
  01/01/2008    to  12/31/2008       18.723852        10.843216      176,082.3889
  01/01/2009    to  12/31/2009       10.843216        16.472555      131,759.9600
  01/01/2010    to  12/31/2010       16.472555        18.788477      132,552.9929
  01/01/2011    to  12/31/2011       18.788477        15.783629      119,878.0965
  01/01/2012    to  12/31/2012       15.783629        19.984811      100,571.6559
============   ==== ==========      ==========       ==========      ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010605         1.043317      469,740.7183
============   ==== ==========      ==========       ==========      ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001    to  12/31/2001       10.000000        11.834858        4,963.5205
  01/01/2002    to  12/31/2002       11.834858         8.405523      190,183.3562
  01/01/2003    to  12/31/2003        8.405523        11.435723      313,667.0044
  01/01/2004    to  12/31/2004       11.435723        11.923685      393,613.7625
  01/01/2005    to  12/31/2005       11.923685        12.648094      265,468.9951
  01/01/2006    to  12/31/2006       12.648094        14.149636      213,842.9712
  01/01/2007    to  12/31/2007       14.149636        15.395578      174,168.1777
  01/01/2008    to  12/31/2008       15.395578         9.240888      154,109.7312
  01/01/2009    to  12/31/2009        9.240888        12.115212      131,706.8000
  01/01/2010    to  12/31/2010       12.115212        14.977377      120,016.3817
  01/01/2011    to  12/31/2011       14.977377        14.515408       90,768.6290
  01/01/2012    to  12/31/2012       14.515408        16.811721       77,025.0784
============   ==== ==========      ==========       ==========      ============
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      125.926993       128.945415          142.3018
  01/01/2011    to  12/31/2011      128.945415       116.801881          320.2085
  01/01/2012    to  12/31/2012      116.801881       140.182768          630.0553
============   ==== ==========      ==========       ==========      ============
JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
 (FORMERLY RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007        9.563499         9.973006        3,591.3320
  01/01/2008    to  12/31/2008        9.973006         5.685456       12,498.9047
  01/01/2009    to  12/31/2009        5.685456         6.865193       15,373.4600
  01/01/2010    to  12/31/2010        6.865193         7.760721       12,554.8059
  01/01/2011    to  12/31/2011        7.760721         7.311594       12,444.3022
  01/01/2012    to  12/31/2012        7.311594         8.070182       10,293.5935
============   ==== ==========      ==========       ==========      ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354       72,967.5013
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634         7.271012      178,768.9663
  01/01/2002    to  12/31/2002        7.271012         5.140483      492,175.2361
  01/01/2003    to  12/31/2003        5.140483         6.592476      700,094.8116
  01/01/2004    to  12/31/2004        6.592476         7.003478      685,779.1552
  01/01/2005    to  12/31/2005        7.003478         7.793346      443,459.6095
  01/01/2006    to  12/31/2006        7.793346         7.502875      369,270.5981
  01/01/2007    to  12/31/2007        7.502875         7.516415      317,385.7729
  01/01/2008    to  12/31/2008        7.516415         4.487781      284,156.5308
  01/01/2009    to  12/31/2009        4.487781         5.845942      247,144.7800
  01/01/2010    to  12/31/2010        5.845942         7.089778      229,612.6657
  01/01/2011    to  12/31/2011        7.089778         7.171781      298,989.5991
  01/01/2012    to  12/31/2012        7.171781         8.325782      383,558.6369
============   ==== ==========       =========        =========      ============
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.245988        10.614176       24,236.9302
  01/01/2006    to  12/31/2006       10.614176        11.083909      105,921.4343
  01/01/2007    to  12/31/2007       11.083909        10.216408      162,559.7513
  01/01/2008    to  12/31/2008       10.216408         4.542073      188,844.3348
  01/01/2009    to  12/31/2009        4.542073         6.139525      190,035.6200
  01/01/2010    to  12/31/2010        6.139525         6.456202      172,427.6925
  01/01/2011    to  04/29/2011        6.456202         6.850412            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.294456        4,950.2688
  01/01/2007    to  12/31/2007       10.294456        12.893478       57,553.2816
  01/01/2008    to  12/31/2008       12.893478         7.672041       74,325.1032
  01/01/2009    to  12/31/2009        7.672041        10.584426       69,608.6900
  01/01/2010    to  12/31/2010       10.584426        12.652514       98,756.8241
  01/01/2011    to  12/31/2011       12.652514        12.212475       54,322.7095
  01/01/2012    to  12/31/2012       12.212475        13.989045       50,151.2133
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875        13.907731        162,449.6789
  01/01/2002    to  12/31/2002       13.907731        13.547402        517,037.0683
  01/01/2003    to  12/31/2003       13.547402        15.815460        989,389.3230
  01/01/2004    to  12/31/2004       15.815460        16.759052        625,967.8135
  01/01/2005    to  12/31/2005       16.759052        16.665125        434,170.7009
  01/01/2006    to  12/31/2006       16.665125        17.821527        338,175.6700
  01/01/2007    to  12/31/2007       17.821527        18.601507        254,169.2040
  01/01/2008    to  12/31/2008       18.601507        14.832868        191,345.2734
  01/01/2009    to  12/31/2009       14.832868        19.875873        187,362.6200
  01/01/2010    to  12/31/2010       19.875873        21.997497        162,633.4898
  01/01/2011    to  12/31/2011       21.997497        22.513197        145,886.7578
  01/01/2012    to  12/31/2012       22.513197        24.909463        122,897.1377
============   ==== ==========       =========        =========        ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.494010        15.411100         53,037.3276
  01/01/2009    to  12/31/2009       15.411100        19.104625         62,160.3200
  01/01/2010    to  12/31/2010       19.104625        23.495365         61,414.4549
  01/01/2011    to  12/31/2011       23.495365        22.168211         56,461.7055
  01/01/2012    to  12/31/2012       22.168211        24.907796         49,064.8545
============   ==== ==========       =========        =========        ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997192        10.177855         16,975.5839
  01/01/2011    to  12/31/2011       10.177855        10.172019         25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033         28,709.5450
============   ==== ==========       =========        =========        ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987193         9.724128          2,423.7345
  01/01/2012    to  12/31/2012        9.724128         9.944730            767.3397
============   ==== ==========       =========        =========        ============
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         6.570607         28,316.8258
  01/01/2009    to  12/31/2009        6.570607         8.039157         42,413.6100
  01/01/2010    to  12/31/2010        8.039157         8.744321         50,800.2267
  01/01/2011    to  12/31/2011        8.744321         8.520387         65,427.9602
  01/01/2012    to  12/31/2012        8.520387         9.508166         51,827.6338
============   ==== ==========       =========        =========        ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754         7.002190        124,290.4658
  01/01/2009    to  12/31/2009        7.002190         8.818786        240,706.4700
  01/01/2010    to  12/31/2010        8.818786         9.507876        276,338.2689
  01/01/2011    to  12/31/2011        9.507876         9.151333        243,696.7552
  01/01/2012    to  12/31/2012        9.151333        10.410179        228,681.2715
============   ==== ==========       =========        =========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898         8.025064       98,919.0269
  01/01/2002    to  12/31/2002        8.025064         6.225832      294,122.5696
  01/01/2003    to  12/31/2003        6.225832         7.584109      339,800.2841
  01/01/2004    to  11/19/2004        7.584109         7.746419      253,761.4379
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.997754        10.849747           77.5700
  01/01/2010    to  12/31/2010       10.849747        12.069219          293.5025
  01/01/2011    to  12/31/2011       12.069219        11.785726        1,790.2889
  01/01/2012    to  12/31/2012       11.785726        13.194934        1,904.8856
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        9.935849        10.351571       90,708.5136
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315        10.432867        7,107.5222
  01/01/2007    to  12/31/2007       10.432867        13.962722       72,926.9122
  01/01/2008    to  12/31/2008       13.962722         6.082499      254,692.9255
  01/01/2009    to  12/31/2009        6.082499        10.067748      226,405.4400
  01/01/2010    to  12/31/2010       10.067748        12.197046      216,641.6037
  01/01/2011    to  12/31/2011       12.197046         9.714793      207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976      192,057.3743
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686         8.338689      120,184.4652
  01/01/2002    to  12/31/2002        8.338689         7.205307      329,704.3526
  01/01/2003    to  12/31/2003        7.205307         9.321176      415,065.3359
  01/01/2004    to  12/31/2004        9.321176        10.917708      406,868.9519
  01/01/2005    to  12/31/2005       10.917708        12.453487      326,612.1605
  01/01/2006    to  12/31/2006       12.453487        15.442674      349,136.4641
  01/01/2007    to  12/31/2007       15.442674        17.138290      422,776.4752
  01/01/2008    to  12/31/2008       17.138290         9.676406      414,107.8907
  01/01/2009    to  12/31/2009        9.676406        12.472521      375,609.3900
  01/01/2010    to  12/31/2010       12.472521        13.613233      355,351.7856
  01/01/2011    to  12/31/2011       13.613233        11.908439      319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676      290,174.3962
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
MLA MID CAP SUB-ACCOUNT (CLASS B)
 (FORMERLY LAZARD MID CAP SUB-ACCOUNT (CLASS B))
  10/09/2001    to  12/31/2001       10.000000        10.975020              10.0000
  01/01/2002    to  12/31/2002       10.975020         9.589118         120,294.6272
  01/01/2003    to  12/31/2003        9.589118        11.853651         329,984.9882
  01/01/2004    to  12/31/2004       11.853651        13.284973         245,822.5895
  01/01/2005    to  12/31/2005       13.284973        14.065118         203,167.6045
  01/01/2006    to  12/31/2006       14.065118        15.802802         198,231.3433
  01/01/2007    to  12/31/2007       15.802802        15.060813         257,877.1651
  01/01/2008    to  12/31/2008       15.060813         9.103133         239,026.6245
  01/01/2009    to  12/31/2009        9.103133        12.196978         212,790.8400
  01/01/2010    to  12/31/2010       12.196978        14.681252         179,992.5885
  01/01/2011    to  12/31/2011       14.681252        13.624996         166,531.5671
  01/01/2012    to  12/31/2012       13.624996        14.052564         153,775.5308
============   ==== ==========       =========        =========       ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.390659         585,159.9842
  01/01/2004    to  12/31/2004       10.390659        11.096537         585,787.9719
  01/01/2005    to  12/31/2005       11.096537        11.022786         377,386.3163
  01/01/2006    to  12/31/2006       11.022786        10.841492         307,553.7396
  01/01/2007    to  12/31/2007       10.841492        11.767146         453,759.8332
  01/01/2008    to  12/31/2008       11.767146        10.733536         360,202.9360
  01/01/2009    to  12/31/2009       10.733536        12.413779         356,915.9500
  01/01/2010    to  12/31/2010       12.413779        13.105833         366,618.3037
  01/01/2011    to  12/31/2011       13.105833        14.271210         334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784         314,557.2290
============   ==== ==========       =========        =========       ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771        10.482897         333,283.9639
  01/01/2002    to  12/31/2002       10.482897        11.224688       1,751,045.9975
  01/01/2003    to  12/31/2003       11.224688        11.470430       1,446,312.1222
  01/01/2004    to  12/31/2004       11.470430        11.796756         992,771.1322
  01/01/2005    to  12/31/2005       11.796756        11.817806         913,535.7194
  01/01/2006    to  12/31/2006       11.817806        12.101748       1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748        12.751678       1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678        12.543460       1,085,536.0072
  01/01/2009    to  12/31/2009       12.543460        14.504569       1,050,456.3900
  01/01/2010    to  12/31/2010       14.504569        15.371376       1,053,907.5460
  01/01/2011    to  12/31/2011       15.371376        15.537655         929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888         835,859.7866
============   ==== ==========       =========        =========       ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.133060        14.811077            0.0000
  01/01/2010    to  12/31/2010       14.811077        16.822447          196.1260
  01/01/2011    to  12/31/2011       16.822447        15.678760            0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.680923        12.216698       27,487.8123
  01/01/2011    to  12/31/2011       12.216698        12.383266       35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302       38,700.1665
============   ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       10.702228        10.820402       31,942.1422
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270         6.062465       62,555.9700
  01/01/2002    to  12/31/2002        6.062465         2.926172      293,830.3480
  01/01/2003    to  12/31/2003        2.926172         4.517320      431,395.9416
  01/01/2004    to  12/31/2004        4.517320         4.234564      549,600.5310
  01/01/2005    to  12/31/2005        4.234564         4.605918      306,787.5050
  01/01/2006    to  12/31/2006        4.605918         4.753966      242,613.5426
  01/01/2007    to  12/31/2007        4.753966         6.125116      198,842.6742
  01/01/2008    to  12/31/2008        6.125116         3.333058      151,925.7902
  01/01/2009    to  12/31/2009        3.333058         5.191245      146,756.7600
  01/01/2010    to  12/31/2010        5.191245         6.494325      151,987.3416
  01/01/2011    to  12/31/2011        6.494325         5.733182       98,648.0421
  01/01/2012    to  12/31/2012        5.733182         6.296846       93,981.8198
============   ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387      154,345.0612
============   ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724         8.391697        9,190.8464
  01/01/2009    to  12/31/2009        8.391697        10.267504       49,654.8900
  01/01/2010    to  12/31/2010       10.267504        11.290419       97,604.4670
  01/01/2011    to  12/31/2011       11.290419        11.179172      148,432.7906
  01/01/2012    to  12/31/2012       11.179172        12.357921      130,213.6160
============   ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441         7.693486        7,616.8199
  01/01/2009    to  12/31/2009        7.693486         9.730686       35,095.6600
  01/01/2010    to  12/31/2010        9.730686        10.882702       47,005.1181
  01/01/2011    to  12/31/2011       10.882702        10.435307       58,392.3092
  01/01/2012    to  12/31/2012       10.435307        11.759200       59,304.3696
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  ------------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031        41.183429          98,683.9583
  01/01/2002    to  12/31/2002       41.183429        33.036285         302,516.3348
  01/01/2003    to  12/31/2003       33.036285        42.313390         445,920.4349
  01/01/2004    to  12/31/2004       42.313390        46.695155         338,352.6795
  01/01/2005    to  12/31/2005       46.695155        47.302031         275,629.5718
  01/01/2006    to  12/31/2006       47.302031        54.587274         249,601.0989
  01/01/2007    to  12/31/2007       54.587274        55.463710         227,997.5920
  01/01/2008    to  12/31/2008       55.463710        34.593831         192,108.4190
  01/01/2009    to  12/31/2009       34.593831        40.125478         173,984.7400
  01/01/2010    to  12/31/2010       40.125478        46.002212         158,943.6177
  01/01/2011    to  12/31/2011       46.002212        43.263096         136,858.1882
  01/01/2012    to  12/31/2012       43.263096        50.000256         114,977.9214
============   ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086         8.194891         260,424.7394
  01/01/2002    to  12/31/2002        8.194891         4.492827         660,612.3553
  01/01/2003    to  12/31/2003        4.492827         6.014504       1,026,269.7378
  01/01/2004    to  12/31/2004        6.014504         6.942358         894,898.0689
  01/01/2005    to  12/31/2005        6.942358         7.796808         678,220.8621
  01/01/2006    to  12/31/2006        7.796808         8.109881         541,003.5879
  01/01/2007    to  12/31/2007        8.109881         9.345696         487,502.1964
  01/01/2008    to  12/31/2008        9.345696         5.516147         405,570.9609
  01/01/2009    to  12/31/2009        5.516147         7.861642         400,716.2900
  01/01/2010    to  12/31/2010        7.861642         9.834477         360,017.9991
  01/01/2011    to  12/31/2011        9.834477         9.476551         269,065.5112
  01/01/2012    to  12/31/2012        9.476551        10.553502         246,687.1344
============   ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         8.196735         153,210.7769
  01/01/2003    to  12/31/2003        8.196735        11.357032         498,387.1721
  01/01/2004    to  12/31/2004       11.357032        14.075075         481,356.7515
  01/01/2005    to  12/31/2005       14.075075        15.924850         356,107.2832
  01/01/2006    to  12/31/2006       15.924850        17.651281         278,209.8687
  01/01/2007    to  12/31/2007       17.651281        16.768726         247,135.6746
  01/01/2008    to  12/31/2008       16.768726        11.528208         195,931.4458
  01/01/2009    to  12/31/2009       11.528208        14.281682         178,668.2500
  01/01/2010    to  12/31/2010       14.281682        16.776165         171,539.0967
  01/01/2011    to  12/31/2011       16.776165        14.959592         143,116.9369
  01/01/2012    to  12/31/2012       14.959592        17.290465         126,556.9884
============   ==== ==========       =========        =========       ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315        11.066653       72,720.4509
  01/01/2005    to  12/31/2005       11.066653        12.074209       38,396.1621
  01/01/2006    to  12/31/2006       12.074209        12.548130       32,128.4084
  01/01/2007    to  12/31/2007       12.548130        15.260611       30,888.8496
  01/01/2008    to  12/31/2008       15.260611         7.729185       30,642.1785
  01/01/2009    to  12/31/2009        7.729185        11.143877       25,820.7600
  01/01/2010    to  12/31/2010       11.143877        13.883593       25,875.2153
  01/01/2011    to  12/31/2011       13.883593        12.586925       22,748.2944
  01/01/2012    to  12/31/2012       12.586925        13.072406       21,185.7237
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315        10.430310       20,174.2044
  01/01/2006    to  12/31/2006       10.430310        11.859735       66,675.2605
  01/01/2007    to  12/31/2007       11.859735        11.328245      119,708.7443
  01/01/2008    to  12/31/2008       11.328245         7.112139      120,859.4214
  01/01/2009    to  12/31/2009        7.112139         8.819300      115,988.9400
  01/01/2010    to  12/31/2010        8.819300         9.923869      106,626.4975
  01/01/2011    to  12/31/2011        9.923869         9.578696       91,593.0682
  01/01/2012    to  12/31/2012        9.578696        11.113050       74,486.4175
============   ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.466823        13.879731       14,274.6600
  01/01/2010    to  12/31/2010       13.879731        14.366508       37,463.6726
  01/01/2011    to  12/31/2011       14.366508        15.082240       31,465.5112
  01/01/2012    to  12/31/2012       15.082240        15.303989       31,169.5661
============   ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699012         9.759072      491,186.1554
  01/01/2006    to  12/31/2006        9.759072         9.996747      550,092.3715
  01/01/2007    to  12/31/2007        9.996747        10.264293      659,360.6274
  01/01/2008    to  12/31/2008       10.264293        10.316818      990,038.0256
  01/01/2009    to  12/31/2009       10.316818        10.133063      753,170.9600
  01/01/2010    to  12/31/2010       10.133063         9.927440      535,255.7620
  01/01/2011    to  12/31/2011        9.927440         9.726536      539,447.8056
  01/01/2012    to  12/31/2012        9.726536         9.528091      444,875.3935
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441        10.102880        155,782.0464
  01/01/2002    to  12/31/2002       10.102880        10.006370        812,823.1733
  01/01/2003    to  12/31/2003       10.006370         9.845895        689,082.9512
  01/01/2004    to  12/31/2004        9.845895         9.707423        524,372.4840
  01/01/2005    to  04/30/2005        9.707423         9.699543              0.0000
============   ==== ==========       =========        =========      ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000        10.105156        264,065.3324
  01/01/2002    to  12/31/2002       10.105156         8.261442        926,236.8760
  01/01/2003    to  12/31/2003        8.261442        10.581621      1,207,417.2994
  01/01/2004    to  12/31/2004       10.581621        11.625009      1,152,446.2097
  01/01/2005    to  12/31/2005       11.625009        12.544286        931,670.1763
  01/01/2006    to  12/31/2006       12.544286        14.060972        798,348.3255
  01/01/2007    to  12/31/2007       14.060972        14.384584        681,378.2471
  01/01/2008    to  12/31/2008       14.384584         8.531306        578,095.0604
  01/01/2009    to  12/31/2009        8.531306        11.018414        530,345.2300
  01/01/2010    to  12/31/2010       11.018414        12.070584        539,511.0403
  01/01/2011    to  12/31/2011       12.070584        11.331899        432,165.2673
  01/01/2012    to  12/31/2012       11.331899        12.510773        380,621.1292
============   ==== ==========       =========        =========      ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000         7.594921        203,591.0406
  01/01/2003    to  12/31/2003        7.594921         9.650244        362,983.1969
  01/01/2004    to  12/31/2004        9.650244        10.298871        322,774.8518
  01/01/2005    to  12/31/2005       10.298871        11.456474        240,519.6929
  01/01/2006    to  12/31/2006       11.456474        11.507898        209,568.7056
  01/01/2007    to  12/31/2007       11.507898        12.557032        147,863.9433
  01/01/2008    to  12/31/2008       12.557032         7.805540        145,950.4754
  01/01/2009    to  12/31/2009        7.805540        10.672653        132,020.5200
  01/01/2010    to  12/31/2010       10.672653        11.639200        158,439.2465
  01/01/2011    to  12/31/2011       11.639200        11.428787        108,372.8022
  01/01/2012    to  12/31/2012       11.428787        12.937464        318,997.0059
============   ==== ==========       =========        =========      ==============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733         8.424014        397,356.1448
  01/01/2002    to  12/31/2002        8.424014         6.211432      1,090,541.8353
  01/01/2003    to  12/31/2003        6.211432         7.821582      1,598,586.2859
  01/01/2004    to  12/31/2004        7.821582         8.153153      1,390,362.4784
  01/01/2005    to  12/31/2005        8.153153         8.364763      1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763         8.819638        966,595.1524
  01/01/2007    to  12/31/2007        8.819638         9.874268        761,003.5880
  01/01/2008    to  12/31/2008        9.874268         5.229254        664,487.3850
  01/01/2009    to  12/31/2009        5.229254         7.362110        565,468.8700
  01/01/2010    to  12/31/2010        7.362110         7.890564        535,683.3861
  01/01/2011    to  12/31/2011        7.890564         7.624047        401,982.2635
  01/01/2012    to  04/27/2012        7.624047         8.558898              0.0000
============   ==== ==========       =========        =========      ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000        11.887327        190,105.0500
  01/01/2002    to  12/31/2002       11.887327        10.590154        707,706.4050
  01/01/2003    to  12/31/2003       10.590154        13.729638      1,047,445.9306
  01/01/2004    to  12/31/2004       13.729638        14.748628        788,616.8617
  01/01/2005    to  12/31/2005       14.748628        15.852993        614,163.1753
  01/01/2006    to  12/31/2006       15.852993        17.422981        476,295.2953
  01/01/2007    to  12/31/2007       17.422981        15.859936        417,222.6825
  01/01/2008    to  12/31/2008       15.859936         8.369136        350,429.1002
  01/01/2009    to  12/31/2009        8.369136        11.577259        299,433.1000
  01/01/2010    to  12/31/2010       11.577259        13.016635        275,818.7326
  01/01/2011    to  12/31/2011       13.016635        13.580776        229,575.7443
  01/01/2012    to  12/31/2012       13.580776        14.844569        185,359.8204
============   ==== ==========       =========        =========      ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785        10.124727          1,357.7325
  01/01/2009    to  12/31/2009       10.124727        14.156467          2,220.3900
  01/01/2010    to  12/31/2010       14.156467        17.002492          5,976.6825
  01/01/2011    to  12/31/2011       17.002492        13.950654          5,850.9660
  01/01/2012    to  12/31/2012       13.950654        16.113009          7,710.1216
============   ==== ==========       =========        =========      ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.461985        12.984932              0.0000
  01/01/2010    to  12/31/2010       12.984932        16.018888              0.0000
  01/01/2011    to  12/31/2011       16.018888        15.342992          2,509.3219
  01/01/2012    to  12/31/2012       15.342992        17.625280          2,772.4172
============   ==== ==========       =========        =========      ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000        10.833803       13,284.4516
  01/01/2002    to  12/31/2002       10.833803         8.223862      280,709.2202
  01/01/2003    to  12/31/2003        8.223862        10.302806      297,423.1518
  01/01/2004    to  12/31/2004       10.302806        11.130703      304,165.5893
  01/01/2005    to  12/31/2005       11.130703        11.382685      276,939.7141
  01/01/2006    to  12/31/2006       11.382685        12.845959      234,191.3219
  01/01/2007    to  12/31/2007       12.845959        13.209916      240,428.2150
  01/01/2008    to  12/31/2008       13.209916         8.119100      188,476.6163
  01/01/2009    to  12/31/2009        8.119100        10.016166      174,853.9900
  01/01/2010    to  12/31/2010       10.016166        11.235003      156,810.7235
  01/01/2011    to  12/31/2011       11.235003        11.187497      147,267.6665
  01/01/2012    to  12/31/2012       11.187497        12.650241      126,835.5947
============   ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
  05/04/2009    to  12/31/2009        8.619725        11.060285        1,506.7400
  01/01/2010    to  12/31/2010       11.060285        11.677349        4,353.4043
  01/01/2011    to  12/31/2011       11.677349         9.993177           44.9886
  01/01/2012    to  12/31/2012        9.993177        11.545600          258.4506
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.685008        13.095345            0.0000
  01/01/2010    to  12/31/2010       13.095345        16.235634          683.4555
  01/01/2011    to  12/31/2011       16.235634        15.218378        7,114.0950
  01/01/2012    to  12/31/2012       15.218378        17.285185        7,906.7855
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.588987        14.675024           57.0200
  01/01/2010    to  12/31/2010       14.675024        18.550463          628.0137
  01/01/2011    to  12/31/2011       18.550463        15.144079        1,166.7361
  01/01/2012    to  12/31/2012       15.144079        15.217644        2,172.2407
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517        14.680991       12,874.4648
  01/01/2006    to  12/31/2006       14.680991        14.947001          431.4388
  01/01/2007    to  12/31/2007       14.947001        15.232679        4,919.9232
  01/01/2008    to  12/31/2008       15.232679        14.843345       17,238.4782
  01/01/2009    to  12/31/2009       14.843345        15.135540       29,329.8400
  01/01/2010    to  12/31/2010       15.135540        15.642904       27,051.4939
  01/01/2011    to  12/31/2011       15.642904        16.133378       27,871.0194
  01/01/2012    to  12/31/2012       16.133378        16.285965       62,274.8390
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023        10.680531        351,842.2560
  01/01/2005    to  12/31/2005       10.680531        11.550645        559,103.1454
  01/01/2006    to  12/31/2006       11.550645        12.861402        560,429.2012
  01/01/2007    to  12/31/2007       12.861402        12.962731        292,642.2947
  01/01/2008    to  12/31/2008       12.962731         7.515886        338,223.2931
  01/01/2009    to  12/31/2009        7.515886         9.767237        268,219.6100
  01/01/2010    to  12/31/2010        9.767237        11.148208        253,750.6072
  01/01/2011    to  12/31/2011       11.148208        10.291557        321,671.0844
  01/01/2012    to  12/31/2012       10.291557        11.769572        301,302.3403
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227        10.384732      1,189,242.7010
  01/01/2005    to  12/31/2005       10.384732        10.899222      1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222        11.957737      1,743,168.6375
  01/01/2007    to  12/31/2007       11.957737        12.285740      1,827,345.9064
  01/01/2008    to  12/31/2008       12.285740         8.191826      1,824,376.2203
  01/01/2009    to  12/31/2009        8.191826        10.299750      1,940,908.4600
  01/01/2010    to  12/31/2010       10.299750        11.461754      1,888,851.9109
  01/01/2011    to  12/31/2011       11.461754        11.038436      2,181,620.5914
  01/01/2012    to  12/31/2012       11.038436        12.319752      1,859,346.4864
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390        10.101066        132,798.5076
  01/01/2005    to  12/31/2005       10.101066        10.340016        263,723.7329
  01/01/2006    to  12/31/2006       10.340016        11.004607        650,012.0300
  01/01/2007    to  12/31/2007       11.004607        11.418246        766,567.9393
  01/01/2008    to  12/31/2008       11.418246         8.875851      1,014,220.5463
  01/01/2009    to  12/31/2009        8.875851        10.687800        823,420.3400
  01/01/2010    to  12/31/2010       10.687800        11.612607        895,178.2245
  01/01/2011    to  12/31/2011       11.612607        11.579475        571,213.4746
  01/01/2012    to  12/31/2012       11.579475        12.581054        573,503.7294
============   ==== ==========       =========        =========      ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085        10.595495        1,525,574.8060
  01/01/2005    to  12/31/2005       10.595495        11.328352        2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352        12.608002        2,548,639.4385
  01/01/2007    to  12/31/2007       12.608002        12.931595        3,050,656.9906
  01/01/2008    to  12/31/2008       12.931595         7.871060        2,425,945.1669
  01/01/2009    to  12/31/2009        7.871060        10.032325        2,325,916.6100
  01/01/2010    to  12/31/2010       10.032325        11.351340        2,137,282.4222
  01/01/2011    to  12/31/2011       11.351340        10.690669        1,949,941.0855
  01/01/2012    to  12/31/2012       10.690669        12.118979        1,425,508.4529
============   ==== ==========       =========        =========        ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318        10.221193          402,991.4738
  01/01/2005    to  12/31/2005       10.221193        10.596466          544,993.1307
  01/01/2006    to  12/31/2006       10.596466        11.444331          598,545.2189
  01/01/2007    to  12/31/2007       11.444331        11.906745          775,496.0883
  01/01/2008    to  12/31/2008       11.906745         8.582542          891,637.5345
  01/01/2009    to  12/31/2009        8.582542        10.601867          876,270.6600
  01/01/2010    to  12/31/2010       10.601867        11.674761        1,037,364.0839
  01/01/2011    to  12/31/2011       11.674761        11.425001          807,317.3699
  01/01/2012    to  12/31/2012       11.425001        12.579176          791,529.6818
============   ==== ==========       =========        =========        ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A. as of December 31, 2012, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2012, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                                                                                            AMERICAN FUNDS
                                                  ALGER           AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                            SMALL CAP GROWTH           BOND             GLOBAL GROWTH       CAPITALIZATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       52,626,085   $      139,213,032   $      251,295,386   $       98,386,365
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           52,626,085          139,213,032          251,295,386           98,386,365
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   --                   15                   56                   18
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1                    2                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   --                   16                   58                   19
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       52,626,085   $      139,213,016   $      251,295,328   $       98,386,346
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       52,626,085   $      139,206,612   $      251,289,364   $       98,386,346
   Net assets from contracts in payout..                   --                6,404                5,964                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       52,626,085   $      139,213,016   $      251,295,328   $       98,386,346
                                           ==================   ==================   ==================   ==================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             AMERICAN FUNDS       AMERICAN FUNDS            DWS I            FEDERATED HIGH
                                                 GROWTH            GROWTH-INCOME        INTERNATIONAL          INCOME BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
ASSETS:
   Investments at fair value.............  $      696,666,035   $      312,823,492   $        16,933,216   $           24,911
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Assets......................         696,666,035          312,823,492            16,933,216               24,911
                                           ------------------   ------------------   -------------------   ------------------
LIABILITIES:
   Accrued fees..........................                  45                   40                    --                    3
   Due to MetLife Investors
     USA Insurance Company...............                   2                    1                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Liabilities.................                  47                   41                    --                    3
                                           ------------------   ------------------   -------------------   ------------------

NET ASSETS...............................  $      696,665,988   $      312,823,451   $        16,933,216   $           24,908
                                           ==================   ==================   ===================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      696,653,985   $      312,798,213   $        16,933,216   $           24,908
   Net assets from contracts in payout...              12,003               25,238                    --                   --
                                           ------------------   ------------------   -------------------   ------------------
       Total Net Assets..................  $      696,665,988   $      312,823,451   $        16,933,216   $           24,908
                                           ==================   ==================   ===================   ==================

                                                FEDERATED           FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 KAUFMAN            ASSET MANAGER         CONTRAFUND          EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $            33,431   $       85,640,352   $      471,113,764   $        5,523,241
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Assets......................               33,431           85,640,352          471,113,764            5,523,241
                                           -------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                    6                   --                   38                   --
   Due to MetLife Investors
     USA Insurance Company...............                    1                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Liabilities.................                    7                   --                   38                   --
                                           -------------------   ------------------   ------------------   ------------------

NET ASSETS...............................  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
                                           ===================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
   Net assets from contracts in payout...                   --                   --                   --                   --
                                           -------------------   ------------------   ------------------   ------------------
       Total Net Assets..................  $            33,424   $       85,640,352   $      471,113,726   $        5,523,241
                                           ===================   ==================   ==================   ==================

                                              FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   -------------------
ASSETS:
   Investments at fair value.............  $      443,823,088   $     3,596,633,089
   Due from MetLife Investors
     USA Insurance Company...............                  --                    --
                                           ------------------   -------------------
       Total Assets......................         443,823,088         3,596,633,089
                                           ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  --                    --
   Due to MetLife Investors
     USA Insurance Company...............                   3                     1
                                           ------------------   -------------------
       Total Liabilities.................                   3                     1
                                           ------------------   -------------------

NET ASSETS...............................  $      443,823,085   $     3,596,633,088
                                           ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      443,823,085   $     3,596,633,088
   Net assets from contracts in payout...                  --                    --
                                           ------------------   -------------------
       Total Net Assets..................  $      443,823,085   $     3,596,633,088
                                           ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                             FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                GROWTH              INDEX 500             MID CAP           MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      136,799,313   $       60,984,630   $      324,832,892   $       73,659,407
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         136,799,313           60,984,630          324,832,892           73,659,407
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  --                   10                   --                    7
   Due to MetLife Investors
     USA Insurance Company..............                   1                   --                   --                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   1                   10                   --                    8
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      136,799,312   $       60,984,620   $      324,832,892   $       73,659,399
                                          ==================   ==================   ==================   ==================

                                                                                      FTVIPT FRANKLIN
                                             FIDELITY VIP        FTVIPT FRANKLIN      SMALL CAP VALUE       FTVIPT MUTUAL
                                               OVERSEAS         INCOME SECURITIES       SECURITIES        SHARES SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $        5,241,037   $      253,164,369   $       86,296,074   $      129,780,569
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                    1
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           5,241,037          253,164,369           86,296,074          129,780,570
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  --                   28                   --                    8
   Due to MetLife Investors
     USA Insurance Company..............                  --                   --                    1                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  --                   28                    1                    8
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $        5,241,037   $      253,164,341   $       86,296,073   $      129,780,562
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        5,241,037   $      253,152,813   $       86,296,073   $      129,780,562
   Net assets from contracts in payout..                  --               11,528                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $        5,241,037   $      253,164,341   $       86,296,073   $      129,780,562
                                          ==================   ==================   ==================   ==================

                                                                FTVIPT TEMPLETON
                                           FTVIPT TEMPLETON        GLOBAL BOND
                                          FOREIGN SECURITIES       SECURITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       80,788,422   $      217,063,442
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          80,788,422          217,063,442
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  44                   12
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1
                                          ------------------   ------------------
       Total Liabilities................                  45                   13
                                          ------------------   ------------------

NET ASSETS..............................  $       80,788,377   $      217,063,429
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       80,788,377   $      217,055,353
   Net assets from contracts in payout..                  --                8,076
                                          ------------------   ------------------
       Total Net Assets.................  $       80,788,377   $      217,063,429
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                            INVESCO V.I.
                                             INVESCO V.I.         INVESCO V.I.         INVESCO V.I.          VAN KAMPEN
                                              CORE EQUITY      GLOBAL REAL ESTATE  INTERNATIONAL GROWTH  AMERICAN FRANCHISE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  --------------------  ------------------
ASSETS:
   Investments at fair value............  $          241,009   $       23,302,584   $      219,783,711   $          149,864
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------  --------------------  ------------------
       Total Assets.....................             241,009           23,302,584          219,783,711              149,864
                                          ------------------   ------------------  --------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  --                    6                   10                   --
   Due to MetLife Investors
     USA Insurance Company..............                  --                    1                    1                    2
                                          ------------------   ------------------  --------------------  ------------------
       Total Liabilities................                  --                    7                   11                    2
                                          ------------------   ------------------  --------------------  ------------------

NET ASSETS..............................  $          241,009   $       23,302,577   $      219,783,700   $          149,862
                                          ==================   ==================  ====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          241,009   $       23,302,577   $      219,775,797   $          149,862
   Net assets from contracts in payout..                  --                   --                7,903                   --
                                          ------------------   ------------------  --------------------  ------------------
       Total Net Assets.................  $          241,009   $       23,302,577   $      219,783,700   $          149,862
                                          ==================   ==================  ====================  ==================

                                             INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                              VAN KAMPEN          VAN KAMPEN           VAN KAMPEN           JANUS ASPEN
                                            AMERICAN VALUE     EQUITY AND INCOME    GROWTH AND INCOME        WORLDWIDE
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       66,685,003  $      496,945,609   $      268,230,034   $            5,655
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --                   --                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Assets.....................          66,685,003         496,945,609          268,230,034                5,655
                                          ------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   6                  14                   20                    1
   Due to MetLife Investors
     USA Insurance Company..............                   1                   1                    1                    1
                                          ------------------  ------------------   ------------------   ------------------
       Total Liabilities................                   7                  15                   21                    2
                                          ------------------  ------------------   ------------------   ------------------

NET ASSETS..............................  $       66,684,996  $      496,945,594   $      268,230,013   $            5,653
                                          ==================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       66,684,996  $      496,933,588   $      268,221,981   $            5,653
   Net assets from contracts in payout..                  --              12,006                8,032                   --
                                          ------------------  ------------------   ------------------   ------------------
       Total Net Assets.................  $       66,684,996  $      496,945,594   $      268,230,013   $            5,653
                                          ==================  ==================   ==================   ==================

                                                 LMPVET               LMPVET
                                          CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH      APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------- --------------------
ASSETS:
   Investments at fair value............   $      186,988,981   $      290,191,413
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                          -------------------- --------------------
       Total Assets.....................          186,988,981          290,191,413
                                          -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                  117                   33
   Due to MetLife Investors
     USA Insurance Company..............                    2                    1
                                          -------------------- --------------------
       Total Liabilities................                  119                   34
                                          -------------------- --------------------

NET ASSETS..............................   $      186,988,862   $      290,191,379
                                          ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      186,981,512   $      290,191,379
   Net assets from contracts in payout..                7,350                   --
                                          -------------------- --------------------
       Total Net Assets.................   $      186,988,862   $      290,191,379
                                          ==================== ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                 LMPVET               LMPVET
                                               CLEARBRIDGE     CLEARBRIDGE VARIABLE        LMPVET               LMPVET
                                             VARIABLE EQUITY        FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                             INCOME BUILDER        ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............   $      134,931,186   $      104,446,790   $        4,312,295   $        4,743,521
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Assets.....................          134,931,186          104,446,790            4,312,295            4,743,521
                                           ------------------  -------------------- -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                   56                   32                   40                   31
   Due to MetLife Investors
     USA Insurance Company..............                   --                    2                    1                    1
                                           ------------------  -------------------- -------------------- --------------------
       Total Liabilities................                   56                   34                   41                   32
                                           ------------------  -------------------- -------------------- --------------------

NET ASSETS..............................   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
                                           ==================  ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------  -------------------- -------------------- --------------------
       Total Net Assets.................   $      134,931,130   $      104,446,756   $        4,312,254   $        4,743,489
                                           ==================  ==================== ==================== ====================


                                                  LMPVET          LMPVET INVESTMENT         LMPVET               LMPVET
                                           CLEARBRIDGE VARIABLE   COUNSEL VARIABLE    VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                             SMALL CAP GROWTH     SOCIAL AWARENESS      ALLOCATION 50%       ALLOCATION 70%
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           --------------------  ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............    $       64,881,542   $          289,342   $       32,620,049   $        2,573,535
   Due from MetLife Investors
     USA Insurance Company..............                    --                   --                   --                    1
                                           --------------------  ------------------   ------------------   ------------------
       Total Assets.....................            64,881,542              289,342           32,620,049            2,573,536
                                           --------------------  ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    46                   13                   20                   27
   Due to MetLife Investors
     USA Insurance Company..............                     2                   --                    1                   --
                                           --------------------  ------------------   ------------------   ------------------
       Total Liabilities................                    48                   13                   21                   27
                                           --------------------  ------------------   ------------------   ------------------

NET ASSETS..............................    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
                                           ====================  ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
   Net assets from contracts in payout..                    --                   --                   --                   --
                                           --------------------  ------------------   ------------------   ------------------
       Total Net Assets.................    $       64,881,494   $          289,329   $       32,620,028   $        2,573,509
                                           ====================  ==================   ==================   ==================


                                                 LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 85%       HIGH YIELD BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  ---------------------
ASSETS:
   Investments at fair value............   $       79,817,347   $       91,771,962
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           ------------------  ---------------------
       Total Assets.....................           79,817,347           91,771,962
                                           ------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                    8                   48
   Due to MetLife Investors
     USA Insurance Company..............                   --                    2
                                           ------------------  ---------------------
       Total Liabilities................                    8                   50
                                           ------------------  ---------------------

NET ASSETS..............................   $       79,817,339   $       91,771,912
                                           ==================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       79,817,339   $       91,768,920
   Net assets from contracts in payout..                   --                2,992
                                           ------------------  ---------------------
       Total Net Assets.................   $       79,817,339   $       91,771,912
                                           ==================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                                                  MIST
                                                                                                            ALLIANCEBERNSTEIN
                                                 MFS VIT              MFS VIT                                GLOBAL DYNAMIC
                                             INVESTORS TRUST       NEW DISCOVERY      MFS VIT RESEARCH         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $           20,493   $           41,669   $            50,155  $     2,823,843,476
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Assets......................              20,493               41,669                50,155        2,823,843,476
                                           ------------------   ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees..........................                   5                    8                    --                   56
   Due to MetLife Investors
     USA Insurance Company...............                  --                   --                    --                    3
                                           ------------------   ------------------   -------------------  -------------------
       Total Liabilities.................                   5                    8                    --                   59
                                           ------------------   ------------------   -------------------  -------------------

NET ASSETS...............................  $           20,488   $           41,661   $            50,155  $     2,823,843,417
                                           ==================   ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $           20,488   $           41,661   $            50,155  $     2,823,843,417
   Net assets from contracts in payout...                  --                   --                    --                   --
                                           ------------------   ------------------   -------------------  -------------------
       Total Net Assets..................  $           20,488   $           41,661   $            50,155  $     2,823,843,417
                                           ==================   ==================   ===================  ===================


                                              MIST AMERICAN                              MIST AMERICAN
                                             FUNDS BALANCED         MIST AMERICAN        FUNDS GROWTH         MIST AMERICAN
                                               ALLOCATION            FUNDS BOND           ALLOCATION          FUNDS GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  -------------------   ------------------   ------------------
ASSETS:
   Investments at fair value.............  $     3,106,060,345  $       346,492,463   $    1,496,665,609   $      545,665,817
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --                   --                   --
                                           -------------------  -------------------   ------------------   ------------------
       Total Assets......................        3,106,060,345          346,492,463        1,496,665,609          545,665,817
                                           -------------------  -------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees..........................                   15                   14                   16                   17
   Due to MetLife Investors
     USA Insurance Company...............                    1                    2                    1                    1
                                           -------------------  -------------------   ------------------   ------------------
       Total Liabilities.................                   16                   16                   17                   18
                                           -------------------  -------------------   ------------------   ------------------

NET ASSETS...............................  $     3,106,060,329  $       346,492,447   $    1,496,665,592   $      545,665,799
                                           ===================  ===================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $     3,106,049,336  $       346,492,447   $    1,496,057,071   $      545,576,462
   Net assets from contracts in payout...               10,993                   --              608,521               89,337
                                           -------------------  -------------------   ------------------   ------------------
       Total Net Assets..................  $     3,106,060,329  $       346,492,447   $    1,496,665,592   $      545,665,799
                                           ===================  ===================   ==================   ==================


                                                                   MIST AMERICAN
                                              MIST AMERICAN       FUNDS MODERATE
                                           FUNDS INTERNATIONAL      ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value.............  $      308,307,965   $    1,734,325,964
   Due from MetLife Investors
     USA Insurance Company...............                  --                   --
                                           -------------------  ------------------
       Total Assets......................         308,307,965        1,734,325,964
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees..........................                  38                   18
   Due to MetLife Investors
     USA Insurance Company...............                   1                    1
                                           -------------------  ------------------
       Total Liabilities.................                  39                   19
                                           -------------------  ------------------

NET ASSETS...............................  $      308,307,926   $    1,734,325,945
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      308,307,926   $    1,734,273,427
   Net assets from contracts in payout...                  --               52,518
                                           -------------------  ------------------
       Total Net Assets..................  $      308,307,926   $    1,734,325,945
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                               MIST AQR          MIST BLACKROCK
                                              GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK
                                               BALANCED            STRATEGIES           HIGH YIELD         LARGE CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $    3,753,309,512   $    4,856,824,992   $      276,977,357   $       14,439,208
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................       3,753,309,512        4,856,824,992          276,977,357           14,439,208
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  47                   55                   52                   61
   Due to MetLife Investors
     USA Insurance Company..............                   2                    2                    3                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  49                   57                   55                   61
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $    3,753,309,463   $    4,856,824,935   $      276,977,302   $       14,439,147
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $    3,753,309,463   $    4,856,824,935   $      276,972,081   $       14,439,147
   Net assets from contracts in payout..                  --                   --                5,221                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $    3,753,309,463   $    4,856,824,935   $      276,977,302   $       14,439,147
                                          ==================   ==================   ==================   ==================

                                                                                                                MIST
                                             MIST CLARION          MIST DREMAN      MIST GOLDMAN SACHS     HARRIS OAKMARK
                                          GLOBAL REAL ESTATE     SMALL CAP VALUE       MID CAP VALUE        INTERNATIONAL
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      177,318,009   $       24,015,099   $      139,211,829   $      538,939,309
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         177,318,009           24,015,099          139,211,829          538,939,309
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  49                  122                   48                   51
   Due to MetLife Investors
     USA Insurance Company..............                   3                    1                    2                    4
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  52                  123                   50                   55
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      177,317,957   $       24,014,976   $      139,211,779   $      538,939,254
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      177,293,029   $       24,014,976   $      139,187,277   $      538,797,503
   Net assets from contracts in payout..              24,928                   --               24,502              141,751
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      177,317,957   $       24,014,976   $      139,211,779   $      538,939,254
                                          ==================   ==================   ==================   ==================

                                             MIST INVESCO
                                             BALANCED-RISK        MIST INVESCO
                                              ALLOCATION        SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      661,422,430   $      240,468,880
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         661,422,430          240,468,880
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  11                   96
   Due to MetLife Investors
     USA Insurance Company..............                   2                    4
                                          ------------------   ------------------
       Total Liabilities................                  13                  100
                                          ------------------   ------------------

NET ASSETS..............................  $      661,422,417   $      240,468,780
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      661,422,417   $      240,420,908
   Net assets from contracts in payout..                  --               47,872
                                          ------------------   ------------------
       Total Net Assets.................  $      661,422,417   $      240,468,780
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                       MIST JPMORGAN       MIST LEGG MASON
                                                                  MIST JENNISON        GLOBAL ACTIVE         CLEARBRIDGE
                                           MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION        AGGRESSIVE GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      106,823,164   $       67,104,587   $      282,572,205   $      292,871,807
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         106,823,164           67,104,587          282,572,205          292,871,807
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  47                   44                   68                   41
   Due to MetLife Investors
     USA Insurance Company..............                   2                    1                    2                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  49                   45                   70                   43
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      106,823,115   $       67,104,542   $      282,572,135   $      292,871,764
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      106,823,115   $       67,104,542   $      282,572,135   $      292,852,707
   Net assets from contracts in payout..                  --                   --                   --               19,057
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      106,823,115   $       67,104,542   $      282,572,135   $      292,871,764
                                          ==================   ==================   ==================   ==================

                                                                                                                MIST
                                          MIST LOOMIS SAYLES    MIST LORD ABBETT     MIST LORD ABBETT      MET/EATON VANCE
                                            GLOBAL MARKETS       BOND DEBENTURE        MID CAP VALUE        FLOATING RATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      177,780,453   $      266,010,383   $      138,149,568   $       54,197,055
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         177,780,453          266,010,383          138,149,568           54,197,055
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  41                   88                   75                   49
   Due to MetLife Investors
     USA Insurance Company..............                   2                    4                    1                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  43                   92                   76                   51
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      177,780,410   $      266,010,291   $      138,149,492   $       54,197,004
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      177,780,410   $      265,775,472   $      138,144,662   $       54,197,004
   Net assets from contracts in payout..                  --              234,819                4,830                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      177,780,410   $      266,010,291   $      138,149,492   $       54,197,004
                                          ==================   ==================   ==================   ==================

                                           MIST MET/FRANKLIN
                                             LOW DURATION       MIST MET/FRANKLIN
                                             TOTAL RETURN         MUTUAL SHARES
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $       43,610,043   $      159,975,677
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................          43,610,043          159,975,677
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  98                   85
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1
                                          ------------------   ------------------
       Total Liabilities................                  99                   86
                                          ------------------   ------------------

NET ASSETS..............................  $       43,609,944   $      159,975,591
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       43,609,944   $      159,975,591
   Net assets from contracts in payout..                  --                   --
                                          ------------------   ------------------
       Total Net Assets.................  $       43,609,944   $      159,975,591
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            MIST MET/FRANKLIN
                                                TEMPLETON       MIST MET/TEMPLETON    MIST MET/TEMPLETON      MIST METLIFE
                                            FOUNDING STRATEGY         GROWTH          INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------  -------------------   -------------------
ASSETS:
   Investments at fair value.............  $      629,259,129   $        57,080,512  $        57,001,281   $      545,044,091
   Due from MetLife Investors
     USA Insurance Company...............                  --                    --                   --                   --
                                           ------------------   -------------------  -------------------   -------------------
       Total Assets......................         629,259,129            57,080,512           57,001,281          545,044,091
                                           ------------------   -------------------  -------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  29                    72                   27                   20
   Due to MetLife Investors
     USA Insurance Company...............                   2                     2                    1                    1
                                           ------------------   -------------------  -------------------   -------------------
       Total Liabilities.................                  31                    74                   28                   21
                                           ------------------   -------------------  -------------------   -------------------

NET ASSETS...............................  $      629,259,098   $        57,080,438  $        57,001,253   $      545,044,070
                                           ==================   ===================  ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      629,243,371   $        57,080,438  $        57,001,253   $      544,988,933
   Net assets from contracts in payout...              15,727                    --                   --               55,137
                                           ------------------   -------------------  -------------------   -------------------
       Total Net Assets..................  $      629,259,098   $        57,080,438  $        57,001,253   $      545,044,070
                                           ==================   ===================  ===================   ===================


                                              MIST METLIFE         MIST METLIFE         MIST METLIFE         MIST METLIFE
                                              BALANCED PLUS      BALANCED STRATEGY   DEFENSIVE STRATEGY     GROWTH STRATEGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value.............  $    4,593,209,438   $    7,045,806,351   $    2,332,865,783   $     5,115,649,059
   Due from MetLife Investors
     USA Insurance Company...............                  19                   --                   --                    --
                                           ------------------   ------------------   ------------------   -------------------
       Total Assets......................       4,593,209,457        7,045,806,351        2,332,865,783         5,115,649,059
                                           ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees..........................                  42                   16                   53                    45
   Due to MetLife Investors
     USA Insurance Company...............                  --                    2                    2                     2
                                           ------------------   ------------------   ------------------   -------------------
       Total Liabilities.................                  42                   18                   55                    47
                                           ------------------   ------------------   ------------------   -------------------

NET ASSETS...............................  $    4,593,209,415   $    7,045,806,333   $    2,332,865,728   $     5,115,649,012
                                           ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $    4,593,166,397   $    7,044,580,175   $    2,332,513,933   $     5,115,511,768
   Net assets from contracts in payout...              43,018            1,226,158              351,795               137,244
                                           ------------------   ------------------   ------------------   -------------------
       Total Net Assets..................  $    4,593,209,415   $    7,045,806,333   $    2,332,865,728   $     5,115,649,012
                                           ==================   ==================   ==================   ===================


                                               MIST METLIFE      MIST METLIFE MULTI-
                                             MODERATE STRATEGY   INDEX TARGETED RISK
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   -------------------
ASSETS:
   Investments at fair value.............  $     3,483,723,958   $       11,248,015
   Due from MetLife Investors
     USA Insurance Company...............                   --                   --
                                           -------------------   -------------------
       Total Assets......................        3,483,723,958           11,248,015
                                           -------------------   -------------------
LIABILITIES:
   Accrued fees..........................                   52                   35
   Due to MetLife Investors
     USA Insurance Company...............                    2                    1
                                           -------------------   -------------------
       Total Liabilities.................                   54                   36
                                           -------------------   -------------------

NET ASSETS...............................  $     3,483,723,904   $       11,247,979
                                           ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $     3,483,426,684   $       11,247,979
   Net assets from contracts in payout...              297,220                   --
                                           -------------------   -------------------
       Total Net Assets..................  $     3,483,723,904   $       11,247,979
                                           ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                      MIST
                                           MIST MFS EMERGING      MFS RESEARCH                           MIST MORGAN STANLEY
                                            MARKETS EQUITY        INTERNATIONAL      MIST MLA MID CAP      MID CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   -------------------
ASSETS:
   Investments at fair value............  $      448,693,304   $      311,615,516   $      141,459,071   $      166,100,159
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   -------------------
       Total Assets.....................         448,693,304          311,615,516          141,459,071          166,100,159
                                          ------------------   ------------------   ------------------   -------------------
LIABILITIES:
   Accrued fees.........................                  44                   92                   63                   63
   Due to MetLife Investors
     USA Insurance Company..............                   2                    2                    1                    1
                                          ------------------   ------------------   ------------------   -------------------
       Total Liabilities................                  46                   94                   64                   64
                                          ------------------   ------------------   ------------------   -------------------

NET ASSETS..............................  $      448,693,258   $      311,615,422   $      141,459,007   $      166,100,095
                                          ==================   ==================   ==================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      448,655,669   $      311,544,105   $      141,427,193   $      166,100,095
   Net assets from contracts in payout..              37,589               71,317               31,814                   --
                                          ------------------   ------------------   ------------------   -------------------
       Total Net Assets.................  $      448,693,258   $      311,615,422   $      141,459,007   $      166,100,095
                                          ==================   ==================   ==================   ===================

                                                 MIST
                                            PIMCO INFLATION           MIST                MIST             MIST PIONEER
                                            PROTECTED BOND     PIMCO TOTAL RETURN     PIONEER FUND       STRATEGIC INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
ASSETS:
   Investments at fair value............  $    1,021,039,364   $    2,234,370,530  $      220,043,781   $      804,777,109
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
       Total Assets.....................       1,021,039,364        2,234,370,530         220,043,781          804,777,109
                                          ------------------   ------------------  ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  65                   66                 125                   65
   Due to MetLife Investors
     USA Insurance Company..............                   3                    3                   1                    4
                                          ------------------   ------------------  ------------------   ------------------
       Total Liabilities................                  68                   69                 126                   69
                                          ------------------   ------------------  ------------------   ------------------

NET ASSETS..............................  $    1,021,039,296   $    2,234,370,461  $      220,043,655   $      804,777,040
                                          ==================   ==================  ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $    1,020,886,387   $    2,234,064,001  $      220,036,573   $      804,768,916
   Net assets from contracts in payout..             152,909              306,460               7,082                8,124
                                          ------------------   ------------------  ------------------   ------------------
       Total Net Assets.................  $    1,021,039,296   $    2,234,370,461  $      220,043,655   $      804,777,040
                                          ==================   ==================  ==================   ==================


                                             MIST PYRAMIS           MIST RCM
                                           GOVERNMENT INCOME       TECHNOLOGY
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $      968,887,284   $      107,274,239
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................         968,887,284          107,274,239
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  44                   49
   Due to MetLife Investors
     USA Insurance Company..............                   2                   --
                                          ------------------   ------------------
       Total Liabilities................                  46                   49
                                          ------------------   ------------------

NET ASSETS..............................  $      968,887,238   $      107,274,190
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      968,373,868   $      107,251,938
   Net assets from contracts in payout..             513,370               22,252
                                          ------------------   ------------------
       Total Net Assets.................  $      968,887,238   $      107,274,190
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      191,885,227   $    1,521,502,506   $      448,167,973   $      536,790,435
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          191,885,227        1,521,502,506          448,167,973          536,790,435
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   64                   25                   13                   54
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   66                   27                   14                   55
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      191,885,161   $    1,521,502,479   $      448,167,959   $      536,790,380
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      191,885,161   $    1,521,500,017   $      448,167,959   $      536,578,357
   Net assets from contracts in payout..                   --                2,462                   --              212,023
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      191,885,161   $    1,521,502,479   $      448,167,959   $      536,790,380
                                           ==================   ==================   ==================   ==================


                                           MIST T. ROWE PRICE    MIST THIRD AVENUE       MIST TURNER        MIST VAN KAMPEN
                                             MID CAP GROWTH       SMALL CAP VALUE      MID CAP GROWTH          COMSTOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $      467,536,337   $      287,540,385   $       78,584,967   $      329,458,852
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          467,536,337          287,540,385           78,584,967          329,458,852
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   60                   66                   36                   49
   Due to MetLife Investors
     USA Insurance Company..............                    2                    2                    1                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   62                   68                   37                   50
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $      467,536,275   $      287,540,317   $       78,584,930   $      329,458,802
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $      467,490,409   $      287,408,364   $       78,571,482   $      329,434,695
   Net assets from contracts in payout..               45,866              131,953               13,448               24,107
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $      467,536,275   $      287,540,317   $       78,584,930   $      329,458,802
                                           ==================   ==================   ==================   ==================

                                                                   MSF BARCLAYS
                                           MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                           INTERNATIONAL STOCK      BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------
ASSETS:
   Investments at fair value............   $        2,585,620   $      151,553,785
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           -------------------  ------------------
       Total Assets.....................            2,585,620          151,553,785
                                           -------------------  ------------------
LIABILITIES:
   Accrued fees.........................                   12                   18
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1
                                           -------------------  ------------------
       Total Liabilities................                   13                   19
                                           -------------------  ------------------

NET ASSETS..............................   $        2,585,607   $      151,553,766
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        2,585,607   $      151,553,766
   Net assets from contracts in payout..                   --                   --
                                           -------------------  ------------------
       Total Net Assets.................   $        2,585,607   $      151,553,766
                                           ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP       MSF BLACKROCK
                                              BOND INCOME        LARGE CAP VALUE          GROWTH            MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $       57,889,025   $        2,977,531   $       11,831,769   $      569,110,091
   Due from MetLife Investors
     USA Insurance Company..............                  --                    1                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................          57,889,025            2,977,532           11,831,769          569,110,091
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  90                   --                  158                  185
   Due to MetLife Investors
     USA Insurance Company..............                   2                   --                    1                    5
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  92                   --                  159                  190
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $       57,888,933   $        2,977,532   $       11,831,610   $      569,109,901
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       57,879,466   $        2,977,532   $       11,831,610   $      569,045,826
   Net assets from contracts in payout..               9,467                   --                   --               64,075
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $       57,888,933   $        2,977,532   $       11,831,610   $      569,109,901
                                          ==================   ==================   ==================   ==================


                                               MSF DAVIS             MSF FI                 MSF           MSF LOOMIS SAYLES
                                             VENTURE VALUE        VALUE LEADERS       JENNISON GROWTH      SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............  $      572,327,413   $        5,105,687   $      468,764,901   $       12,332,298
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Assets.....................         572,327,413            5,105,687          468,764,901           12,332,298
                                          ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  85                   48                   52                   71
   Due to MetLife Investors
     USA Insurance Company..............                   3                    1                    3                    2
                                          ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                  88                   49                   55                   73
                                          ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................  $      572,327,325   $        5,105,638   $      468,764,846   $       12,332,225
                                          ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      572,101,989   $        5,105,638   $      468,499,643   $       12,332,225
   Net assets from contracts in payout..             225,336                   --              265,203                   --
                                          ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................  $      572,327,325   $        5,105,638   $      468,764,846   $       12,332,225
                                          ==================   ==================   ==================   ==================


                                           MSF LOOMIS SAYLES     MSF MET/ARTISAN
                                           SMALL CAP GROWTH       MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
ASSETS:
   Investments at fair value............  $           40,952   $      217,257,604
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --
                                          ------------------   ------------------
       Total Assets.....................              40,952          217,257,604
                                          ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                  24                   25
   Due to MetLife Investors
     USA Insurance Company..............                   1                    3
                                          ------------------   ------------------
       Total Liabilities................                  25                   28
                                          ------------------   ------------------

NET ASSETS..............................  $           40,927   $      217,257,576
                                          ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           40,927   $      217,132,884
   Net assets from contracts in payout..                  --              124,692
                                          ------------------   ------------------
       Total Net Assets.................  $           40,927   $      217,257,576
                                          ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                           MSF MET/DIMENSIONAL      MSF METLIFE          MSF METLIFE
                                           INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE
                                                 COMPANY            ALLOCATION       MODERATE ALLOCATION  MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------  ------------------   -------------------  -------------------
ASSETS:
   Investments at fair value............   $       52,618,345   $        9,655,038   $        7,576,799   $       88,989,748
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Assets.....................           52,618,345            9,655,038            7,576,799           88,989,748
                                           -------------------  ------------------   -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   51                   11                   11                   46
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                    1
                                           -------------------  ------------------   -------------------  -------------------
       Total Liabilities................                   52                   12                   12                   47
                                           -------------------  ------------------   -------------------  -------------------

NET ASSETS..............................   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
                                           ===================  ==================   ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           -------------------  ------------------   -------------------  -------------------
       Total Net Assets.................   $       52,618,293   $        9,655,026   $        7,576,787   $       88,989,701
                                           ===================  ==================   ===================  ===================

                                                                    MSF METLIFE
                                               MSF METLIFE          MODERATE TO          MSF METLIFE              MSF
                                           MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX       MFS TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------- --------------------- ------------------   ------------------
ASSETS:
   Investments at fair value............   $       41,689,485   $       51,720,878   $      446,759,062   $       35,344,739
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Assets.....................           41,689,485           51,720,878          446,759,062           35,344,739
                                           ------------------- --------------------- ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   36                   20                   33                  121
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    1                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Liabilities................                   37                   21                   34                  121
                                           ------------------- --------------------- ------------------   ------------------

NET ASSETS..............................   $       41,689,448   $       51,720,857   $      446,759,028   $       35,344,618
                                           =================== ===================== ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       41,689,448   $       51,720,857   $      446,663,015   $       35,344,618
   Net assets from contracts in payout..                   --                   --               96,013                   --
                                           ------------------- --------------------- ------------------   ------------------
       Total Net Assets.................   $       41,689,448   $       51,720,857   $      446,759,028   $       35,344,618
                                           =================== ===================== ==================   ==================


                                                   MSF               MSF MSCI
                                                MFS VALUE           EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $       48,275,356   $       81,404,604
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --
                                           ------------------   ------------------
       Total Assets.....................           48,275,356           81,404,604
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   95                   55
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1
                                           ------------------   ------------------
       Total Liabilities................                   95                   56
                                           ------------------   ------------------

NET ASSETS..............................   $       48,275,261   $       81,404,548
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       48,270,495   $       81,404,548
   Net assets from contracts in payout..                4,766                   --
                                           ------------------   ------------------
       Total Net Assets.................   $       48,275,261   $       81,404,548
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MSF NEUBERGER       MSF OPPENHEIMER            MSF           MSF T. ROWE PRICE
                                             BERMAN GENESIS        GLOBAL EQUITY     RUSSELL 2000 INDEX    LARGE CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $       11,798,933   $        9,983,499   $       91,751,028   $        1,501,624
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................           11,798,933            9,983,499           91,751,028            1,501,624
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   25                   29                   51                   11
   Due to MetLife Investors
     USA Insurance Company..............                   --                    1                    2                    1
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   25                   30                   53                   12
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
   Net assets from contracts in payout..                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $       11,798,908   $        9,983,469   $       91,750,975   $        1,501,612
                                           ==================   ==================   ==================   ==================

                                                                    MSF VAN ECK       MSF WESTERN ASSET
                                            MSF T. ROWE PRICE     GLOBAL NATURAL         MANAGEMENT            NEUBERGER
                                            SMALL CAP GROWTH         RESOURCES         U.S. GOVERNMENT      BERMAN GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
ASSETS:
   Investments at fair value............   $        7,809,024   $      111,897,019   $      313,310,365   $            8,105
   Due from MetLife Investors
     USA Insurance Company..............                   --                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Assets.....................            7,809,024          111,897,019          313,310,365                8,105
                                           ------------------   ------------------   ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                   28                   35                   78                    4
   Due to MetLife Investors
     USA Insurance Company..............                    1                    1                    2                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Liabilities................                   29                   36                   80                    4
                                           ------------------   ------------------   ------------------   ------------------

NET ASSETS..............................   $        7,808,995   $      111,896,983   $      313,310,285   $            8,101
                                           ==================   ==================   ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        7,808,995   $      111,896,983   $      313,292,027   $            8,101
   Net assets from contracts in payout..                   --                   --               18,258                   --
                                           ------------------   ------------------   ------------------   ------------------
       Total Net Assets.................   $        7,808,995   $      111,896,983   $      313,310,285   $            8,101
                                           ==================   ==================   ==================   ==================

                                                                  OPPENHEIMER VA
                                             OPPENHEIMER VA      GLOBAL STRATEGIC
                                                CORE BOND             INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
ASSETS:
   Investments at fair value............   $            9,061   $            4,571
   Due from MetLife Investors
     USA Insurance Company..............                   --                    1
                                           ------------------   ------------------
       Total Assets.....................                9,061                4,572
                                           ------------------   ------------------
LIABILITIES:
   Accrued fees.........................                    2                   10
   Due to MetLife Investors
     USA Insurance Company..............                    1                   --
                                           ------------------   ------------------
       Total Liabilities................                    3                   10
                                           ------------------   ------------------

NET ASSETS..............................   $            9,058   $            4,562
                                           ==================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $            9,058   $            4,562
   Net assets from contracts in payout..                   --                   --
                                           ------------------   ------------------
       Total Net Assets.................   $            9,058   $            4,562
                                           ==================   ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                            OPPENHEIMER VA
                                              MAIN STREET        OPPENHEIMER VA       OPPENHEIMER VA        PIONEER VCT
                                           SMALL- & MID-CAP        MAIN STREET             MONEY         EMERGING MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   -----------------   ------------------
ASSETS:
   Investments at fair value............  $       96,092,161   $           83,664   $         112,965   $          791,071
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                  --                   --
                                          ------------------   ------------------   -----------------   ------------------
       Total Assets.....................          96,092,161               83,664             112,965              791,071
                                          ------------------   ------------------   -----------------   ------------------
LIABILITIES:
   Accrued fees.........................                   5                   --                  --                   49
   Due to MetLife Investors
     USA Insurance Company..............                   1                    1                  --                    2
                                          ------------------   ------------------   -----------------   ------------------
       Total Liabilities................                   6                    1                  --                   51
                                          ------------------   ------------------   -----------------   ------------------

NET ASSETS..............................  $       96,092,155   $           83,663   $         112,965   $          791,020
                                          ==================   ==================   =================   ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       96,092,155   $           83,663   $         112,965   $          791,020
   Net assets from contracts in payout..                  --                   --                  --                   --
                                          ------------------   ------------------   -----------------   ------------------
       Total Net Assets.................  $       96,092,155   $           83,663   $         112,965   $          791,020
                                          ==================   ==================   =================   ==================


                                              PIONEER VCT         PIONEER VCT     PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON
                                             EQUITY INCOME     FUNDAMENTAL VALUE    GROWTH ALLOCATION   MODERATE ALLOCATION
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  ------------------  -------------------- --------------------
ASSETS:
   Investments at fair value............  $          549,060  $        2,136,865   $       19,107,241   $       28,441,649
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --                   --                   --
                                          ------------------  ------------------  -------------------- --------------------
       Total Assets.....................             549,060           2,136,865           19,107,241           28,441,649
                                          ------------------  ------------------  -------------------- --------------------
LIABILITIES:
   Accrued fees.........................                  89                  41                   14                   20
   Due to MetLife Investors
     USA Insurance Company..............                   1                   1                   --                    1
                                          ------------------  ------------------  -------------------- --------------------
       Total Liabilities................                  90                  42                   14                   21
                                          ------------------  ------------------  -------------------- --------------------

NET ASSETS..............................  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
                                          ==================  ==================  ==================== ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
   Net assets from contracts in payout..                  --                  --                   --                   --
                                          ------------------  ------------------  -------------------- --------------------
       Total Net Assets.................  $          548,970  $        2,136,823   $       19,107,227   $       28,441,628
                                          ==================  ==================  ==================== ====================


                                              PIONEER VCT         PIONEER VCT
                                             MID CAP VALUE    REAL ESTATE SHARES
                                              SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------  ------------------
ASSETS:
   Investments at fair value............  $       56,444,972   $         237,593
   Due from MetLife Investors
     USA Insurance Company..............                  --                  --
                                          ------------------  ------------------
       Total Assets.....................          56,444,972             237,593
                                          ------------------  ------------------
LIABILITIES:
   Accrued fees.........................                  45                  77
   Due to MetLife Investors
     USA Insurance Company..............                  --                   2
                                          ------------------  ------------------
       Total Liabilities................                  45                  79
                                          ------------------  ------------------

NET ASSETS..............................  $       56,444,927   $         237,514
                                          ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       56,444,927   $         237,514
   Net assets from contracts in payout..                  --                  --
                                          ------------------  ------------------
       Total Net Assets.................  $       56,444,927   $         237,514
                                          ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                             T. ROWE PRICE        T. ROWE PRICE        T. ROWE PRICE
                                             GROWTH STOCK      INTERNATIONAL STOCK     PRIME RESERVE    UIF U.S. REAL ESTATE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   -------------------  ------------------  --------------------
ASSETS:
   Investments at fair value............  $        6,404,585   $          639,881   $          723,146   $       90,757,954
   Due from MetLife Investors
     USA Insurance Company..............                  --                   --                   --                   --
                                          ------------------   -------------------  ------------------  --------------------
       Total Assets.....................           6,404,585              639,881              723,146           90,757,954
                                          ------------------   -------------------  ------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  --                   --                   --                    3
   Due to MetLife Investors
     USA Insurance Company..............                  --                   --                   --                    1
                                          ------------------   -------------------  ------------------  --------------------
       Total Liabilities................                  --                   --                   --                    4
                                          ------------------   -------------------  ------------------  --------------------

NET ASSETS..............................  $        6,404,585   $          639,881   $          723,146   $       90,757,950
                                          ==================   ===================  ==================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        6,404,585   $          639,881   $          723,146   $       90,757,950
   Net assets from contracts in payout..                  --                   --                   --                   --
                                          ------------------   -------------------  ------------------  --------------------
       Total Net Assets.................  $        6,404,585   $          639,881   $          723,146   $       90,757,950
                                          ==================   ===================  ==================  ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                             AMERICAN FUNDS
                                                  ALGER           AMERICAN FUNDS       AMERICAN FUNDS         GLOBAL SMALL
                                            SMALL CAP GROWTH           BOND             GLOBAL GROWTH        CAPITALIZATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $        3,394,782   $         2,153,180   $        1,232,992
                                           ------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             722,308            1,417,623             2,813,367            1,054,849
      Administrative charges.............                  --              323,323               576,266              186,591
                                           ------------------   ------------------   -------------------   ------------------
        Total expenses...................             722,308            1,740,946             3,389,633            1,241,440
                                           ------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...           (722,308)            1,653,836           (1,236,453)              (8,448)
                                           ------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          11,490,881                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................             415,880              253,909               425,004            (334,212)
                                           ------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....          11,906,761              253,909               425,004            (334,212)
                                           ------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................         (5,650,965)            2,948,249            43,480,973           13,744,703
                                           ------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           6,255,796            3,202,158            43,905,977           13,410,491
                                           ------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        5,533,488   $        4,855,994   $        42,669,524   $       13,402,043
                                           ==================   ==================   ===================   ==================


                                              AMERICAN FUNDS       AMERICAN FUNDS                            FEDERATED HIGH
                                                  GROWTH            GROWTH-INCOME     DWS I INTERNATIONAL      INCOME BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $         5,326,400   $        4,929,547   $          356,177   $            2,415
                                           -------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            8,005,002            3,833,706              220,513                  382
      Administrative charges.............            1,571,723              689,767                   --                   --
                                           -------------------   ------------------   -------------------  ------------------
        Total expenses...................            9,576,725            4,523,473              220,513                  382
                                           -------------------   ------------------   -------------------  ------------------
          Net investment income (loss)...          (4,250,325)              406,074              135,664                2,033
                                           -------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments......................            1,880,290              800,760            (950,927)                (596)
                                           -------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)....            1,880,290              800,760            (950,927)                (596)
                                           -------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................           97,631,196           41,809,198            3,633,463                1,882
                                           -------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           99,511,486           42,609,958            2,682,536                1,286
                                           -------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        95,261,161   $       43,016,032   $        2,818,200   $            3,319
                                           ===================   ==================   ===================  ==================


                                                FEDERATED           FIDELITY VIP
                                                 KAUFMAN            ASSET MANAGER
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $                --  $         1,311,251
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................                  620            1,194,944
      Administrative charges.............                   --                   --
                                           -------------------  -------------------
        Total expenses...................                  620            1,194,944
                                           -------------------  -------------------
          Net investment income (loss)...                (620)              116,307
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --              627,845
      Realized gains (losses) on sale of
        investments......................                3,375            (323,190)
                                           -------------------  -------------------
          Net realized gains (losses)....                3,375              304,655
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................                5,499            8,735,876
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................                8,874            9,040,531
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $             8,254  $         9,156,838
                                           ===================  ===================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                               CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%     FUNDSMANAGER 60%
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (a)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        6,023,787   $          168,521   $        5,315,454   $       50,458,827
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            5,460,217               80,234            1,695,852           65,303,229
      Administrative charges............              569,724                   --                   --                   --
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            6,029,941               80,234            1,695,852           65,303,229
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              (6,154)               88,287            3,619,602         (14,844,402)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --              352,929            1,127,520           11,514,095
      Realized gains (losses) on sale of
        investments.....................            2,083,421            (112,774)                  285            5,398,453
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            2,083,421              240,155            1,127,805           16,912,548
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           56,443,738              493,771            (985,620)          273,609,789
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           58,527,159              733,926              142,185          290,522,337
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       58,521,005   $          822,213   $        3,761,787   $      275,677,935
                                           ==================   ==================   ==================   ==================

                                              FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                 GROWTH              INDEX 500             MID CAP           MONEY MARKET
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $          827,432   $        1,264,710   $        1,248,025   $          104,146
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            1,908,291              844,940            3,255,830            1,497,421
      Administrative charges............                   --                   --              726,296                   --
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            1,908,291              844,940            3,982,126            1,497,421
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..          (1,080,859)              419,770          (2,734,101)          (1,393,275)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --              805,641           25,895,524                   --
      Realized gains (losses) on sale of
        investments.....................            1,666,126              873,557              139,263                   --
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            1,666,126            1,679,198           26,034,787                   --
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           16,522,108            6,239,811            9,833,446                   --
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           18,188,234            7,919,009           35,868,233                   --
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       17,107,375   $        8,338,779   $       33,134,132   $      (1,393,275)
                                           ==================   ==================   ==================   ==================

                                              FIDELITY VIP        FTVIPT FRANKLIN
                                                OVERSEAS         INCOME SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $           98,924   $       15,018,844
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................               63,212            2,651,326
      Administrative charges............                   --              585,837
                                           ------------------   ------------------
        Total expenses..................               63,212            3,237,163
                                           ------------------   ------------------
          Net investment income (loss)..               35,712           11,781,681
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......               17,023                   --
      Realized gains (losses) on sale of
        investments.....................            (108,458)            (143,328)
                                           ------------------   ------------------
          Net realized gains (losses)...             (91,435)            (143,328)
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................              930,242           12,601,025
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................              838,807           12,457,697
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $          874,519   $       24,239,378
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                             FTVIPT FRANKLIN                                               FTVIPT TEMPLETON
                                             SMALL CAP VALUE       FTVIPT MUTUAL      FTVIPT TEMPLETON        GLOBAL BOND
                                               SECURITIES        SHARES SECURITIES   FOREIGN SECURITIES       SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          531,572   $        2,622,662   $        2,263,905   $       11,753,098
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             743,134            1,475,069            1,169,970            1,985,195
      Administrative charges.............             171,053              319,384              188,437              459,607
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................             914,187            1,794,453            1,358,407            2,444,802
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...           (382,615)              828,209              905,498            9,308,296
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                   --              295,061
      Realized gains (losses) on sale of
        investments......................              82,294            (351,542)            (666,651)               10,731
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....              82,294            (351,542)            (666,651)              305,792
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          11,355,727           14,415,530           11,238,272           12,966,460
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          11,438,021           14,063,988           10,571,621           13,272,252
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       11,055,406   $       14,892,197   $       11,477,119   $       22,580,548
                                           ==================   ==================   ==================   ==================

                                                                                                             INVESCO V.I.
                                              INVESCO V.I.         INVESCO V.I.         INVESCO V.I.          VAN KAMPEN
                                               CORE EQUITY      GLOBAL REAL ESTATE  INTERNATIONAL GROWTH  AMERICAN FRANCHISE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $            2,368   $           86,923   $        2,626,464   $                --
                                           ------------------   ------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               3,659              201,136            2,097,940                 1,969
      Administrative charges.............                  --               45,723              476,642                    --
                                           ------------------   ------------------  --------------------  -------------------
        Total expenses...................               3,659              246,859            2,574,582                 1,969
                                           ------------------   ------------------  --------------------  -------------------
          Net investment income (loss)...             (1,291)            (159,936)               51,882               (1,969)
                                           ------------------   ------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --                   --                    --
      Realized gains (losses) on sale of
        investments......................               9,182               14,912               76,597                 4,261
                                           ------------------   ------------------  --------------------  -------------------
          Net realized gains (losses)....               9,182               14,912               76,597                 4,261
                                           ------------------   ------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................              23,282            4,220,926           24,064,007                 5,620
                                           ------------------   ------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................              32,464            4,235,838           24,140,604                 9,881
                                           ------------------   ------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $           31,173   $        4,075,902   $       24,192,486   $             7,912
                                           ==================   ==================  ====================  ===================

                                              INVESCO V.I.         INVESCO V.I.
                                               VAN KAMPEN           VAN KAMPEN
                                             AMERICAN VALUE      EQUITY AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          401,458   $        8,625,926
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             650,519            5,322,372
      Administrative charges.............             147,660            1,170,673
                                           ------------------   ------------------
        Total expenses...................             798,179            6,493,045
                                           ------------------   ------------------
          Net investment income (loss)...           (396,721)            2,132,881
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................             295,908              987,347
                                           ------------------   ------------------
          Net realized gains (losses)....             295,908              987,347
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           7,999,839           43,230,491
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           8,295,747           44,217,838
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        7,899,026   $       46,350,719
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                             INVESCO V.I.                                 LMPVET               LMPVET
                                              VAN KAMPEN           JANUS ASPEN     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                           GROWTH AND INCOME        WORLDWIDE        AGGRESSIVE GROWTH      APPRECIATION
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,312,167   $               46   $          773,169   $        4,591,608
                                          ------------------   ------------------  -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           2,740,480                   45            2,187,028            3,053,294
      Administrative charges............             611,088                   --              449,492              660,419
                                          ------------------   ------------------  -------------------- --------------------
        Total expenses..................           3,351,568                   45            2,636,520            3,713,713
                                          ------------------   ------------------  -------------------- --------------------
          Net investment income (loss)..            (39,401)                    1          (1,863,351)              877,895
                                          ------------------   ------------------  -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --            7,072,219                   --
      Realized gains (losses) on sale of
        investments.....................             215,131                    9            2,885,580              276,468
                                          ------------------   ------------------  -------------------- --------------------
          Net realized gains (losses)...             215,131                    9            9,957,799              276,468
                                          ------------------   ------------------  -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................          27,777,291                  896           19,162,336           32,185,472
                                          ------------------   ------------------  -------------------- --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          27,992,422                  905           29,120,135           32,461,940
                                          ------------------   ------------------  -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       27,953,021   $              906   $       27,256,784   $       33,339,835
                                          ==================   ==================  ==================== ====================

                                                LMPVET               LMPVET
                                              CLEARBRIDGE     CLEARBRIDGE VARIABLE        LMPVET               LMPVET
                                            VARIABLE EQUITY        FUNDAMENTAL     CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                            INCOME BUILDER        ALL CAP VALUE      LARGE CAP GROWTH      LARGE CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------  -------------------- -------------------- --------------------
INVESTMENT INCOME:
      Dividends.........................  $        3,663,158   $        1,746,245   $           29,992   $          108,261
                                          ------------------  -------------------- -------------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,424,976            1,219,140               70,500               69,073
      Administrative charges............             302,192              255,232               11,473               11,437
                                          ------------------  -------------------- -------------------- --------------------
        Total expenses..................           1,727,168            1,474,372               81,973               80,510
                                          ------------------  -------------------- -------------------- --------------------
          Net investment income (loss)..           1,935,990              271,873             (51,981)               27,751
                                          ------------------  -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --              277,085                4,691
      Realized gains (losses) on sale of
        investments.....................         (1,496,446)            (234,300)              204,368               45,777
                                          ------------------  -------------------- -------------------- --------------------
          Net realized gains (losses)...         (1,496,446)            (234,300)              481,453               50,468
                                          ------------------  -------------------- -------------------- --------------------
      Change in unrealized gains (losses)
        on investments..................          13,043,194           12,653,901              353,548              510,271
                                          ------------------  -------------------- -------------------- --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          11,546,748           12,419,601              835,001              560,739
                                          ------------------  -------------------- -------------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       13,482,738   $       12,691,474   $          783,020   $          588,490
                                          ==================  ==================== ==================== ====================


                                                 LMPVET         LMPVET INVESTMENT
                                          CLEARBRIDGE VARIABLE  COUNSEL VARIABLE
                                            SMALL CAP GROWTH    SOCIAL AWARENESS
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------- ------------------
INVESTMENT INCOME:
      Dividends.........................   $          230,128  $            4,493
                                          -------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              660,954               5,747
      Administrative charges............              137,739               1,059
                                          -------------------- ------------------
        Total expenses..................              798,693               6,806
                                          -------------------- ------------------
          Net investment income (loss)..            (568,565)             (2,313)
                                          -------------------- ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            2,603,370                  --
      Realized gains (losses) on sale of
        investments.....................              551,269              18,868
                                          -------------------- ------------------
          Net realized gains (losses)...            3,154,639              18,868
                                          -------------------- ------------------
      Change in unrealized gains (losses)
        on investments..................            5,466,771              26,419
                                          -------------------- ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            8,621,410              45,287
                                          -------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        8,052,845  $           42,974
                                          ==================== ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                 LMPVET               LMPVET               LMPVET           LMPVIT WESTERN
                                           VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE  ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%       HIGH YIELD BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------  ---------------------
INVESTMENT INCOME:
      Dividends.........................   $          857,523   $           64,723   $        1,393,092   $        6,353,732
                                           ------------------   ------------------   ------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              332,886               41,111              840,689              984,730
      Administrative charges............               73,048                7,519              190,065              203,374
                                           ------------------   ------------------   ------------------  ---------------------
        Total expenses..................              405,934               48,630            1,030,754            1,188,104
                                           ------------------   ------------------   ------------------  ---------------------
          Net investment income (loss)..              451,589               16,093              362,338            5,165,628
                                           ------------------   ------------------   ------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................              110,528               48,643              528,492             (68,307)
                                           ------------------   ------------------   ------------------  ---------------------
          Net realized gains (losses)...              110,528               48,643              528,492             (68,307)
                                           ------------------   ------------------   ------------------  ---------------------
      Change in unrealized gains (losses)
        on investments..................            2,456,921              296,816            8,931,921            7,182,092
                                           ------------------   ------------------   ------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            2,567,449              345,459            9,460,413            7,113,785
                                           ------------------   ------------------   ------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        3,019,038   $          361,552   $        9,822,751   $       12,279,413
                                           ==================   ==================   ==================  =====================

                                                                                                                MIST
                                                                                                          ALLIANCEBERNSTEIN
                                                 MFS VIT             MFS VIT                               GLOBAL DYNAMIC
                                             INVESTORS TRUST      NEW DISCOVERY      MFS VIT RESEARCH        ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------  ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $              175  $               --   $              385   $        2,246,846
                                           ------------------  ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................                  365                 602                  684           28,077,725
      Administrative charges............                   --                  --                   --            5,904,772
                                           ------------------  ------------------   ------------------   ------------------
        Total expenses..................                  365                 602                  684           33,982,497
                                           ------------------  ------------------   ------------------   ------------------
          Net investment income (loss)..                (190)               (602)                (299)         (31,735,651)
                                           ------------------  ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --               3,978                   --               48,252
      Realized gains (losses) on sale of
        investments.....................                2,707                 371                  603               20,087
                                           ------------------  ------------------   ------------------   ------------------
          Net realized gains (losses)...                2,707               4,349                  603               68,339
                                           ------------------  ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................                2,028               3,991                6,684          215,787,760
                                           ------------------  ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................                4,735               8,340                7,287          215,856,099
                                           ------------------  ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $            4,545  $            7,738   $            6,988   $      184,120,448
                                           ==================  ==================   ==================   ==================


                                              MIST AMERICAN
                                             FUNDS BALANCED        MIST AMERICAN
                                               ALLOCATION           FUNDS BOND
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $       52,019,008   $        9,166,983
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           39,853,916            4,690,679
      Administrative charges............            7,720,979              895,091
                                           ------------------   ------------------
        Total expenses..................           47,574,895            5,585,770
                                           ------------------   ------------------
          Net investment income (loss)..            4,444,113            3,581,213
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           31,567,025            1,781,340
      Realized gains (losses) on sale of
        investments.....................           28,561,129            3,445,485
                                           ------------------   ------------------
          Net realized gains (losses)...           60,128,154            5,226,825
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          273,656,262            2,725,888
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          333,784,416            7,952,713
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $      338,228,529   $       11,533,926
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                              MIST AMERICAN                                                   MIST AMERICAN
                                              FUNDS GROWTH         MIST AMERICAN         MIST AMERICAN       FUNDS MODERATE
                                               ALLOCATION          FUNDS GROWTH       FUNDS INTERNATIONAL      ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   --------------------  ------------------
INVESTMENT INCOME:
      Dividends..........................  $       17,940,228   $        1,879,840   $         4,817,519   $       35,559,512
                                           ------------------   ------------------   --------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................          19,627,920            7,335,101             4,025,560           22,523,072
      Administrative charges.............           3,725,579            1,412,945               773,988            4,372,496
                                           ------------------   ------------------   --------------------  ------------------
        Total expenses...................          23,353,499            8,748,046             4,799,548           26,895,568
                                           ------------------   ------------------   --------------------  ------------------
          Net investment income (loss)...         (5,413,271)          (6,868,206)                17,971            8,663,944
                                           ------------------   ------------------   --------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --              148,149                    --           23,246,862
      Realized gains (losses) on sale of
        investments......................          26,669,090           20,267,794             1,359,920           15,907,459
                                           ------------------   ------------------   --------------------  ------------------
          Net realized gains (losses)....          26,669,090           20,415,943             1,359,920           39,154,321
                                           ------------------   ------------------   --------------------  ------------------
      Change in unrealized gains (losses)
        on investments...................         175,144,743           67,309,082            43,278,221          103,394,103
                                           ------------------   ------------------   --------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................         201,813,833           87,725,025            44,638,141          142,548,424
                                           ------------------   ------------------   --------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $      196,400,562   $       80,856,819   $        44,656,112   $      151,212,368
                                           ==================   ==================   ====================  ==================

                                                 MIST AQR          MIST BLACKROCK
                                                GLOBAL RISK        GLOBAL TACTICAL      MIST BLACKROCK       MIST BLACKROCK
                                                 BALANCED            STRATEGIES           HIGH YIELD         LARGE CAP CORE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           -------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        13,108,921   $               --   $       17,649,323   $          152,367
                                           -------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           35,205,609           48,053,253            3,396,816              214,976
      Administrative charges.............            7,388,806           10,082,010              629,040               35,858
                                           -------------------   ------------------   ------------------   ------------------
        Total expenses...................           42,594,415           58,135,263            4,025,856              250,834
                                           -------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (29,485,494)         (58,135,263)           13,623,467             (98,467)
                                           -------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           13,924,436               57,999            3,215,324                   --
      Realized gains (losses) on sale of
        investments......................                   --               72,204            1,807,904              204,327
                                           -------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           13,924,436              130,203            5,023,228              204,327
                                           -------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          257,592,013          341,923,540           14,564,761            1,366,663
                                           -------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          271,516,449          342,053,743           19,587,989            1,570,990
                                           -------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       242,030,955   $      283,918,480   $       33,211,456   $        1,472,523
                                           ===================   ==================   ==================   ==================


                                              MIST CLARION           MIST DREMAN
                                           GLOBAL REAL ESTATE      SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         3,353,388  $           194,282
                                           -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................            2,289,977              354,852
      Administrative charges.............              414,842               58,176
                                           -------------------  -------------------
        Total expenses...................            2,704,819              413,028
                                           -------------------  -------------------
          Net investment income (loss)...              648,569            (218,746)
                                           -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................          (1,249,413)              283,760
                                           -------------------  -------------------
          Net realized gains (losses)....          (1,249,413)              283,760
                                           -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................           35,559,210            2,823,277
                                           -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           34,309,797            3,107,037
                                           -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        34,958,366  $         2,888,291
                                           ===================  ===================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                       MIST             MIST INVESCO
                                           MIST GOLDMAN SACHS     HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO
                                              MID CAP VALUE        INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          802,030   $        8,021,806   $        1,907,570   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,856,090            6,691,804            2,747,771            3,122,481
      Administrative charges.............             341,130            1,238,549              575,310              587,244
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           2,197,220            7,930,353            3,323,081            3,709,725
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (1,395,190)               91,453          (1,415,511)          (3,709,725)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --            6,907,824           14,895,244
      Realized gains (losses) on sale of
        investments......................             565,819          (1,430,384)                   --            3,888,187
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....             565,819          (1,430,384)            6,907,824           18,783,431
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          21,341,212          121,937,845           10,868,519           19,533,978
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          21,907,031          120,507,461           17,776,343           38,317,409
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       20,511,841   $      120,598,914   $       16,360,832   $       34,607,684
                                           ==================   ==================   ==================   ==================

                                                                                        MIST JPMORGAN       MIST LEGG MASON
                                                                   MIST JENNISON        GLOBAL ACTIVE         CLEARBRIDGE
                                            MIST JANUS FORTY     LARGE CAP EQUITY        ALLOCATION        AGGRESSIVE GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)        SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $          273,615   $          186,734   $          972,691   $           67,800
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           1,293,545              890,451            1,003,725            3,858,209
      Administrative charges.............             236,836              168,668              222,635              729,070
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses...................           1,530,381            1,059,119            1,226,360            4,587,279
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)...         (1,256,766)            (872,385)            (253,669)          (4,519,479)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --            1,691,655                   --
      Realized gains (losses) on sale of
        investments......................           1,264,699            1,121,453                   --            4,996,289
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)....           1,264,699            1,121,453            1,691,655            4,996,289
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          14,507,523            5,390,391            7,508,587           43,727,000
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          15,772,222            6,511,844            9,200,242           48,723,289
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       14,515,456   $        5,639,459   $        8,946,573   $       44,203,810
                                           ==================   ==================   ==================   ==================


                                           MIST LOOMIS SAYLES    MIST LORD ABBETT
                                             GLOBAL MARKETS       BOND DEBENTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $        4,055,029   $       19,035,785
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           2,346,982            3,690,886
      Administrative charges.............             439,659              645,694
                                           ------------------   ------------------
        Total expenses...................           2,786,641            4,336,580
                                           ------------------   ------------------
          Net investment income (loss)...           1,268,388           14,699,205
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                   --
      Realized gains (losses) on sale of
        investments......................           2,390,289            1,754,535
                                           ------------------   ------------------
          Net realized gains (losses)....           2,390,289            1,754,535
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................          20,641,146           11,202,166
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          23,031,435           12,956,701
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       24,299,823   $       27,655,906
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                      MIST           MIST MET/FRANKLIN
                                           MIST LORD ABBETT      MET/EATON VANCE       LOW DURATION       MIST MET/FRANKLIN
                                             MID CAP VALUE        FLOATING RATE        TOTAL RETURN         MUTUAL SHARES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          542,359   $        1,704,700   $          672,671   $          909,524
                                          ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,837,516              685,202              465,901            2,130,089
      Administrative charges............             338,034              126,127               88,528              403,131
                                          ------------------   ------------------   ------------------   ------------------
        Total expenses..................           2,175,550              811,329              554,429            2,533,220
                                          ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..         (1,633,191)              893,371              118,242          (1,623,696)
                                          ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --              144,691                   --           27,637,344
      Realized gains (losses) on sale of
        investments.....................           2,663,619               71,221               24,752            (760,309)
                                          ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...           2,663,619              215,912               24,752           26,877,035
                                          ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          15,199,656            1,524,996              737,426          (6,849,190)
                                          ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          17,863,275            1,740,908              762,178           20,027,845
                                          ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       16,230,084   $        2,634,279   $          880,420   $       18,404,149
                                          ==================   ==================   ==================   ==================

                                           MIST MET/FRANKLIN
                                               TEMPLETON       MIST MET/TEMPLETON   MIST MET/TEMPLETON      MIST METLIFE
                                           FOUNDING STRATEGY         GROWTH         INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................  $       24,742,931   $          846,760   $        5,664,422   $        3,504,883
                                          ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           8,186,377              649,181              711,257            7,474,356
      Administrative charges............           1,551,104              135,223              138,713            1,379,377
                                          ------------------   ------------------   ------------------   -------------------
        Total expenses..................           9,737,481              784,404              849,970            8,853,733
                                          ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..          15,005,450               62,356            4,814,452          (5,348,850)
                                          ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......          10,149,420            1,977,956                   --                   --
      Realized gains (losses) on sale of
        investments.....................           9,253,848            (410,803)            (394,426)          (2,155,955)
                                          ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...          19,403,268            1,567,153            (394,426)          (2,155,955)
                                          ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................          47,531,480            8,444,427            1,944,505           83,183,465
                                          ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          66,934,748           10,011,580            1,550,079           81,027,510
                                          ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       81,940,198   $       10,073,936   $        6,364,531   $       75,678,660
                                          ==================   ==================   ==================   ===================


                                             MIST METLIFE         MIST METLIFE
                                             BALANCED PLUS      BALANCED STRATEGY
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $            4,847   $      151,181,125
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................          42,464,659           94,479,433
      Administrative charges............           9,055,833           17,707,187
                                          ------------------   ------------------
        Total expenses..................          51,520,492          112,186,620
                                          ------------------   ------------------
          Net investment income (loss)..        (51,515,645)           38,994,505
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................                  --           19,597,212
                                          ------------------   ------------------
          Net realized gains (losses)...                  --           19,597,212
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         424,121,430          737,960,714
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................         424,121,430          757,557,926
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $      372,605,785   $      796,552,431
                                          ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                              MIST METLIFE         MIST METLIFE         MIST METLIFE      MIST METLIFE MULTI-
                                           DEFENSIVE STRATEGY     GROWTH STRATEGY     MODERATE STRATEGY   INDEX TARGETED RISK
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (c)
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $       64,278,964   $       85,017,566   $       92,367,939   $               --
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           30,590,232           70,733,509           46,497,387                6,473
      Administrative charges............            5,709,716           12,902,206            8,739,289                1,505
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................           36,299,948           83,635,715           55,236,676                7,978
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..           27,979,016            1,381,851           37,131,263              (7,978)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           19,576,053                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................           21,032,298         (22,087,133)           22,204,509                   --
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...           40,608,351         (22,087,133)           22,204,509                   --
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................          131,200,155          680,222,228          287,329,954               89,193
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          171,808,506          658,135,095          309,534,463               89,193
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $      199,787,522   $      659,516,946   $      346,665,726   $           81,215
                                           ==================   ==================   ==================   ===================

                                                                       MIST
                                            MIST MFS EMERGING      MFS RESEARCH                           MIST MORGAN STANLEY
                                             MARKETS EQUITY        INTERNATIONAL      MIST MLA MID CAP      MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends.........................   $        3,142,052   $        5,662,946   $          588,071   $               --
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            5,478,722            4,076,592            1,976,237            1,697,688
      Administrative charges............            1,049,667              727,503              356,837              346,061
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses..................            6,528,389            4,804,095            2,333,074            2,043,749
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)..          (3,386,337)              858,851          (1,745,003)          (2,043,749)
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................            1,870,263          (3,635,460)            (691,263)              158,086
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)...            1,870,263          (3,635,460)            (691,263)              158,086
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments..................           66,406,442           44,865,003            6,558,042           10,495,708
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           68,276,705           41,229,543            5,866,779           10,653,794
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       64,890,368   $       42,088,394   $        4,121,776   $        8,610,045
                                           ==================   ==================   ==================   ===================

                                                  MIST
                                             PIMCO INFLATION           MIST
                                             PROTECTED BOND     PIMCO TOTAL RETURN
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $       30,234,230   $       68,713,635
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           13,473,288           29,274,123
      Administrative charges............            2,512,344            5,373,261
                                           ------------------   ------------------
        Total expenses..................           15,985,632           34,647,384
                                           ------------------   ------------------
          Net investment income (loss)..           14,248,598           34,066,251
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           59,455,538                   --
      Realized gains (losses) on sale of
        investments.....................            4,114,367            8,990,391
                                           ------------------   ------------------
          Net realized gains (losses)...           63,569,905            8,990,391
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          (6,836,618)          116,050,383
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           56,733,287          125,040,774
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       70,981,885   $      159,107,025
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                  MIST             MIST PIONEER         MIST PYRAMIS           MIST RCM
                                              PIONEER FUND       STRATEGIC INCOME     GOVERNMENT INCOME       TECHNOLOGY
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        2,890,360   $       33,788,475   $          109,409   $               --
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            2,277,997            8,177,469            8,432,644            1,532,613
      Administrative charges............              500,487            1,792,268            1,794,575              275,967
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................            2,778,484            9,969,737           10,227,219            1,808,580
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              111,876           23,818,738         (10,117,810)          (1,808,580)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                   --            2,600,932              855,156           13,512,734
      Realized gains (losses) on sale of
        investments.....................              453,975              600,717              635,217              884,785
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...              453,975            3,201,649            1,490,373           14,397,519
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           15,646,585           39,967,597           18,800,148          (2,444,044)
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           16,100,560           43,169,246           20,290,521           11,953,475
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       16,212,436   $       66,987,984   $       10,172,711   $       10,144,895
                                           ==================   ==================   ==================   ==================

                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                             SUB-ACCOUNT (b)        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $        1,376,974   $       35,751,468   $        8,740,093   $        7,975,067
                                           ------------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              722,768           18,916,463            5,790,822            7,231,115
      Administrative charges............              154,090            3,743,643            1,119,592              940,886
                                           ------------------   ------------------   ------------------   ------------------
        Total expenses..................              876,858           22,660,106            6,910,414            8,172,001
                                           ------------------   ------------------   ------------------   ------------------
          Net investment income (loss)..              500,116           13,091,362            1,829,679            (196,934)
                                           ------------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......            3,101,742           33,344,539           16,359,157                   --
      Realized gains (losses) on sale of
        investments.....................                   --            8,791,575            6,997,295          (4,291,658)
                                           ------------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...            3,101,742           42,136,114           23,356,452          (4,291,658)
                                           ------------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................            3,115,131           98,280,740           28,469,195           84,038,159
                                           ------------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................            6,216,873          140,416,854           51,825,647           79,746,501
                                           ------------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $        6,716,989   $      153,508,216   $       53,655,326   $       79,549,567
                                           ==================   ==================   ==================   ==================

                                           MIST T. ROWE PRICE    MIST THIRD AVENUE
                                             MID CAP GROWTH       SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................   $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            6,261,213            4,133,855
      Administrative charges............            1,169,432              740,458
                                           ------------------   ------------------
        Total expenses..................            7,430,645            4,874,313
                                           ------------------   ------------------
          Net investment income (loss)..          (7,430,645)          (4,874,313)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......           60,233,873                   --
      Realized gains (losses) on sale of
        investments.....................            5,891,917            4,677,378
                                           ------------------   ------------------
          Net realized gains (losses)...           66,125,790            4,677,378
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          (7,225,269)           44,432,620
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           58,900,521           49,109,998
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......   $       51,469,876   $       44,235,685
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                            MSF BARCLAYS
                                              MIST TURNER        MIST VAN KAMPEN    MSF BAILLIE GIFFORD   CAPITAL AGGREGATE
                                            MID CAP GROWTH          COMSTOCK        INTERNATIONAL STOCK      BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------   -------------------  ------------------
INVESTMENT INCOME:
      Dividends.........................  $               --   $        3,733,509   $           30,939   $        4,952,106
                                          ------------------   ------------------   -------------------  ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           1,151,839            3,697,609               37,590            1,870,526
      Administrative charges............             211,878              765,755                6,482              338,409
                                          ------------------   ------------------   -------------------  ------------------
        Total expenses..................           1,363,717            4,463,364               44,072            2,208,935
                                          ------------------   ------------------   -------------------  ------------------
          Net investment income (loss)..         (1,363,717)            (729,855)             (13,133)            2,743,171
                                          ------------------   ------------------   -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......          13,978,901                   --                   --                   --
      Realized gains (losses) on sale of
        investments.....................             109,127            5,346,575            (385,254)              313,783
                                          ------------------   ------------------   -------------------  ------------------
          Net realized gains (losses)...          14,088,028            5,346,575            (385,254)              313,783
                                          ------------------   ------------------   -------------------  ------------------
      Change in unrealized gains (losses)
        on investments..................         (9,017,076)           43,146,332              847,778            (228,315)
                                          ------------------   ------------------   -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           5,070,952           48,492,907              462,524               85,468
                                          ------------------   ------------------   -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        3,707,235   $       47,763,052   $          449,391   $        2,828,639
                                          ==================   ==================   ===================  ==================

                                                                                       MSF BLACKROCK
                                             MSF BLACKROCK        MSF BLACKROCK      LEGACY LARGE CAP      MSF BLACKROCK
                                              BOND INCOME        LARGE CAP VALUE          GROWTH           MONEY MARKET
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------   ------------------   ------------------  -------------------
INVESTMENT INCOME:
      Dividends.........................  $        1,325,629   $           48,132   $           39,629  $                --
                                          ------------------   ------------------   ------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.........................             787,666               40,142              176,442            7,617,573
      Administrative charges............             116,816                   --               27,397            1,418,834
                                          ------------------   ------------------   ------------------  -------------------
        Total expenses..................             904,482               40,142              203,839            9,036,407
                                          ------------------   ------------------   ------------------  -------------------
          Net investment income (loss)..             421,147                7,990            (164,210)          (9,036,407)
                                          ------------------   ------------------   ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......             335,287              468,825                   --                   --
      Realized gains (losses) on sale of
        investments.....................             275,201             (81,288)              625,272                   --
                                          ------------------   ------------------   ------------------  -------------------
          Net realized gains (losses)...             610,488              387,537              625,272                   --
                                          ------------------   ------------------   ------------------  -------------------
      Change in unrealized gains (losses)
        on investments..................           1,764,307             (36,111)            1,002,738                   --
                                          ------------------   ------------------   ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           2,374,795              351,426            1,628,010                   --
                                          ------------------   ------------------   ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        2,795,942   $          359,416   $        1,463,800  $       (9,036,407)
                                          ==================   ==================   ==================  ===================


                                               MSF DAVIS             MSF FI
                                             VENTURE VALUE        VALUE LEADERS
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        4,360,068   $           57,520
                                          ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           8,280,525               77,806
      Administrative charges............           1,500,061               12,773
                                          ------------------   ------------------
        Total expenses..................           9,780,586               90,579
                                          ------------------   ------------------
          Net investment income (loss)..         (5,420,518)             (33,059)
                                          ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                   --
      Realized gains (losses) on sale of
        investments.....................          16,667,444             (59,964)
                                          ------------------   ------------------
          Net realized gains (losses)...          16,667,444             (59,964)
                                          ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................          50,920,457              720,622
                                          ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................          67,587,901              660,658
                                          ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $       62,167,383   $          627,599
                                          ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                                   MSF           MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                             JENNISON GROWTH      SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (b)         SUB-ACCOUNT
                                           ------------------   ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           43,984   $               --   $                --   $        1,774,251
                                           ------------------   ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           5,765,036              175,394                    86            3,031,412
      Administrative charges.............           1,045,030               29,334                    23              520,458
                                           ------------------   ------------------   -------------------   ------------------
        Total expenses...................           6,810,066              204,728                   109            3,551,870
                                           ------------------   ------------------   -------------------   ------------------
          Net investment income (loss)...         (6,766,082)            (204,728)                 (109)          (1,777,619)
                                           ------------------   ------------------   -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........          50,843,572              294,770                    --                   --
      Realized gains (losses) on sale of
        investments......................           1,401,403              292,010                     1          (3,905,883)
                                           ------------------   ------------------   -------------------   ------------------
          Net realized gains (losses)....          52,244,975              586,780                     1          (3,905,883)
                                           ------------------   ------------------   -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................        (18,349,887)              882,105                 1,023           26,191,820
                                           ------------------   ------------------   -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          33,895,088            1,468,885                 1,024           22,285,937
                                           ------------------   ------------------   -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       27,129,006   $        1,264,157   $               915   $       20,508,318
                                           ==================   ==================   ===================   ==================

                                            MSF MET/DIMENSIONAL      MSF METLIFE          MSF METLIFE
                                            INTERNATIONAL SMALL     CONSERVATIVE        CONSERVATIVE TO        MSF METLIFE
                                                  COMPANY            ALLOCATION       MODERATE ALLOCATION  MID CAP STOCK INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           --------------------  ------------------   -------------------  -------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,111,270   $          319,072   $          213,285   $          693,244
                                           --------------------  ------------------   -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              682,640              141,780              109,543            1,111,891
      Administrative charges.............              127,190               24,512               18,171              153,970
                                           --------------------  ------------------   -------------------  -------------------
        Total expenses...................              809,830              166,292              127,714            1,265,861
                                           --------------------  ------------------   -------------------  -------------------
          Net investment income (loss)...              301,440              152,780               85,571            (572,617)
                                           --------------------  ------------------   -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........            4,722,023              265,192               23,075            3,671,540
      Realized gains (losses) on sale of
        investments......................            (731,587)              228,751               99,687              699,396
                                           --------------------  ------------------   -------------------  -------------------
          Net realized gains (losses)....            3,990,436              493,943              122,762            4,370,936
                                           --------------------  ------------------   -------------------  -------------------
      Change in unrealized gains (losses)
        on investments...................            3,392,556               57,363              444,706            8,138,980
                                           --------------------  ------------------   -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            7,382,992              551,306              567,468           12,509,916
                                           --------------------  ------------------   -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         7,684,432   $          704,086   $          653,039   $       11,937,299
                                           ====================  ==================   ===================  ===================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------  ---------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,029,770  $           973,951
                                           -------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              644,014              758,317
      Administrative charges.............              108,293              128,233
                                           -------------------  ---------------------
        Total expenses...................              752,307              886,550
                                           -------------------  ---------------------
          Net investment income (loss)...              277,463               87,401
                                           -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --
      Realized gains (losses) on sale of
        investments......................              338,723             (18,329)
                                           -------------------  ---------------------
          Net realized gains (losses)....              338,723             (18,329)
                                           -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments...................            3,990,206            6,305,708
                                           -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            4,328,929            6,287,379
                                           -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         4,606,392  $         6,374,780
                                           ===================  =====================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012



                                               MSF METLIFE              MSF                  MSF                MSF MSCI
                                               STOCK INDEX       MFS TOTAL RETURN         MFS VALUE            EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------   ------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends..........................  $        6,308,984   $          999,550   $          914,966   $         2,177,079
                                           ------------------   ------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk
        charges..........................           6,007,284              508,431              698,498               973,324
      Administrative charges.............             878,425               66,257              102,173               149,032
                                           ------------------   ------------------   ------------------   -------------------
        Total expenses...................           6,885,709              574,688              800,671             1,122,356
                                           ------------------   ------------------   ------------------   -------------------
          Net investment income (loss)...           (576,725)              424,862              114,295             1,054,723
                                           ------------------   ------------------   ------------------   -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........           2,812,721                   --              651,999                    --
      Realized gains (losses) on sale of
        investments......................          14,175,505            (156,072)              485,912             (680,643)
                                           ------------------   ------------------   ------------------   -------------------
          Net realized gains (losses)....          16,988,226            (156,072)            1,137,911             (680,643)
                                           ------------------   ------------------   ------------------   -------------------
      Change in unrealized gains (losses)
        on investments...................          36,899,374            3,058,830            5,105,739            11,210,227
                                           ------------------   ------------------   ------------------   -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................          53,887,600            2,902,758            6,243,650            10,529,584
                                           ------------------   ------------------   ------------------   -------------------
      Net increase (decrease) in net assets
        resulting from operations........  $       53,310,875   $        3,327,620   $        6,357,945   $        11,584,307
                                           ==================   ==================   ==================   ===================


                                              MSF NEUBERGER        MSF OPPENHEIMER            MSF           MSF T. ROWE PRICE
                                             BERMAN GENESIS         GLOBAL EQUITY     RUSSELL 2000 INDEX    LARGE CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   -------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           39,229   $           135,256   $          667,163   $               --
                                           ------------------   -------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             159,754               118,547              991,971               22,430
      Administrative charges.............               3,780                24,205              164,597                4,132
                                           ------------------   -------------------   ------------------   ------------------
        Total expenses...................             163,534               142,752            1,156,568               26,562
                                           ------------------   -------------------   ------------------   ------------------
          Net investment income (loss)...           (124,305)               (7,496)            (489,405)             (26,562)
                                           ------------------   -------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                  --                    --                   --                   --
      Realized gains (losses) on sale of
        investments......................           (160,855)                25,191            3,012,181              134,449
                                           ------------------   -------------------   ------------------   ------------------
          Net realized gains (losses)....           (160,855)                25,191            3,012,181              134,449
                                           ------------------   -------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................           1,235,418             1,707,146            8,632,997              129,142
                                           ------------------   -------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,074,563             1,732,337           11,645,178              263,591
                                           ------------------   -------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $          950,258   $         1,724,841   $       11,155,773   $          237,029
                                           ==================   ===================   ==================   ==================

                                                                    MSF VAN ECK
                                            MSF T. ROWE PRICE     GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $               --   $               --
                                           ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................             109,522            1,454,758
      Administrative charges.............              11,136              280,503
                                           ------------------   ------------------
        Total expenses...................             120,658            1,735,261
                                           ------------------   ------------------
          Net investment income (loss)...           (120,658)          (1,735,261)
                                           ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........             763,816            7,796,267
      Realized gains (losses) on sale of
        investments......................             344,280          (2,357,843)
                                           ------------------   ------------------
          Net realized gains (losses)....           1,108,096            5,438,424
                                           ------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................              44,932          (1,471,349)
                                           ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................           1,153,028            3,967,075
                                           ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $        1,032,370   $        2,231,814
                                           ==================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           MSF WESTERN ASSET                                              OPPENHEIMER VA
                                              MANAGEMENT            NEUBERGER        OPPENHEIMER VA      GLOBAL STRATEGIC
                                            U.S. GOVERNMENT      BERMAN GENESIS         CORE BOND             INCOME
                                              SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          ------------------   ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $        5,537,253   $               17  $              444   $              259
                                          ------------------   ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................           3,660,705                   69                 133                   60
      Administrative charges............             753,743                   --                  --                   --
                                          ------------------   ------------------  ------------------   ------------------
        Total expenses..................           4,414,448                   69                 133                   60
                                          ------------------   ------------------  ------------------   ------------------
          Net investment income (loss)..           1,122,805                 (52)                 311                  199
                                          ------------------   ------------------  ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                  --                  324                  --                   48
      Realized gains (losses) on sale of
        investments.....................             531,096                   24               (598)                    6
                                          ------------------   ------------------  ------------------   ------------------
          Net realized gains (losses)...             531,096                  348               (598)                   54
                                          ------------------   ------------------  ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................           2,934,349                  363               1,084                  229
                                          ------------------   ------------------  ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................           3,465,445                  711                 486                  283
                                          ------------------   ------------------  ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $        4,588,250   $              659  $              797   $              482
                                          ==================   ==================  ==================   ==================

                                            OPPENHEIMER VA
                                              MAIN STREET       OPPENHEIMER VA       OPPENHEIMER VA         PIONEER VCT
                                           SMALL- & MID-CAP       MAIN STREET             MONEY          EMERGING MARKETS
                                              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $         297,283   $              810   $               11   $            1,734
                                          -----------------   ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................            999,254                1,322                1,601               11,241
      Administrative charges............            226,501                   --                   --                2,051
                                          -----------------   ------------------   ------------------   ------------------
        Total expenses..................          1,225,755                1,322                1,601               13,292
                                          -----------------   ------------------   ------------------   ------------------
          Net investment income (loss)..          (928,472)                (512)              (1,590)             (11,558)
                                          -----------------   ------------------   ------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                 --                   --                   --               25,653
      Realized gains (losses) on sale of
        investments.....................          1,063,609                4,748                   --                (375)
                                          -----------------   ------------------   ------------------   ------------------
          Net realized gains (losses)...          1,063,609                4,748                   --               25,278
                                          -----------------   ------------------   ------------------   ------------------
      Change in unrealized gains (losses)
        on investments..................         13,086,051               10,567                   --               54,203
                                          -----------------   ------------------   ------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................         14,149,660               15,315                   --               79,481
                                          -----------------   ------------------   ------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $      13,221,188   $           14,803   $          (1,590)   $           67,923
                                          =================   ==================   ==================   ==================


                                             PIONEER VCT          PIONEER VCT
                                            EQUITY INCOME      FUNDAMENTAL VALUE
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------   ------------------
INVESTMENT INCOME:
      Dividends.........................  $          20,238   $           20,927
                                          -----------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges.........................              7,625               26,883
      Administrative charges............              1,300                5,350
                                          -----------------   ------------------
        Total expenses..................              8,925               32,233
                                          -----------------   ------------------
          Net investment income (loss)..             11,313             (11,306)
                                          -----------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.......                 --                   --
      Realized gains (losses) on sale of
        investments.....................              4,300               39,918
                                          -----------------   ------------------
          Net realized gains (losses)...              4,300               39,918
                                          -----------------   ------------------
      Change in unrealized gains (losses)
        on investments..................             22,355              154,904
                                          -----------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments..................             26,655              194,822
                                          -----------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations.......  $          37,968   $          183,516
                                          =================   ==================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2012


                                           PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON      PIONEER VCT           PIONEER VCT
                                             GROWTH ALLOCATION   MODERATE ALLOCATION     MID CAP VALUE      REAL ESTATE SHARES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------- --------------------  -------------------   ------------------
INVESTMENT INCOME:
      Dividends..........................  $           325,307   $          684,817   $           449,587   $            5,682
                                           -------------------- --------------------  -------------------   ------------------
EXPENSES:
      Mortality and expense risk
        charges..........................              259,801              359,786               622,924                3,748
      Administrative charges.............               46,487               69,779               134,754                  669
                                           -------------------- --------------------  -------------------   ------------------
        Total expenses...................              306,288              429,565               757,678                4,417
                                           -------------------- --------------------  -------------------   ------------------
          Net investment income (loss)...               19,019              255,252             (308,091)                1,265
                                           -------------------- --------------------  -------------------   ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................              369,421              292,055              (22,002)               26,262
                                           -------------------- --------------------  -------------------   ------------------
          Net realized gains (losses)....              369,421              292,055              (22,002)               26,262
                                           -------------------- --------------------  -------------------   ------------------
      Change in unrealized gains (losses)
        on investments...................            1,375,293            2,023,933             4,990,668                8,731
                                           -------------------- --------------------  -------------------   ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            1,744,714            2,315,988             4,968,666               34,993
                                           -------------------- --------------------  -------------------   ------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         1,763,733   $        2,571,240   $         4,660,575   $           36,258
                                           ==================== ====================  ===================   ==================

                                               T. ROWE PRICE        T. ROWE PRICE        T. ROWE PRICE
                                               GROWTH STOCK      INTERNATIONAL STOCK     PRIME RESERVE     UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           -------------------   -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends..........................  $            11,849   $            8,321   $                97   $          727,658
                                           -------------------   -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges..........................               59,272                6,155                 7,976            1,018,260
      Administrative charges.............                   --                   --                    --              214,880
                                           -------------------   -------------------  -------------------  --------------------
        Total expenses...................               59,272                6,155                 7,976            1,233,140
                                           -------------------   -------------------  -------------------  --------------------
          Net investment income (loss)...             (47,423)                2,166               (7,879)            (505,482)
                                           -------------------   -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments......................              237,825              (5,645)                    --            (531,267)
                                           -------------------   -------------------  -------------------  --------------------
          Net realized gains (losses)....              237,825              (5,645)                    --            (531,267)
                                           -------------------   -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments...................              849,311              113,047                    --           11,927,777
                                           -------------------   -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments...................            1,087,136              107,402                    --           11,396,510
                                           -------------------   -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations........  $         1,039,713   $          109,568   $           (7,879)   $       10,891,028
                                           ===================   ===================  ===================  ====================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                      ALGER SMALL CAP GROWTH              AMERICAN FUNDS BOND
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (722,308)  $      (758,722) $      1,653,836 $      2,043,442
   Net realized gains (losses)..      11,906,761           589,725          253,909          133,811
   Change in unrealized gains
     (losses) on investments....     (5,650,965)       (2,252,972)        2,948,249        2,454,102
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       5,533,488       (2,421,969)        4,855,994        4,631,355
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,749,806         2,195,218       21,553,499       26,822,933
   Net transfers (including fixed
     account)...................     (2,146,454)       (2,247,756)        6,190,229        5,124,082
   Contract charges.............         (8,644)           (9,537)      (1,049,405)        (691,655)
   Transfers for contract benefits
     and terminations...........     (4,042,118)       (4,301,291)      (9,034,568)      (5,392,500)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (4,447,410)       (4,363,366)       17,659,755       25,862,860
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       1,086,078       (6,785,335)       22,515,749       30,494,215
NET ASSETS:
   Beginning of year............      51,540,007        58,325,342      116,697,267       86,203,052
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $    52,626,085  $     51,540,007 $    139,213,016 $    116,697,267
                                 ===============  ================ ================ ================

                                                                           AMERICAN FUNDS
                                  AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                      2012             2011            2012              2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,236,453)  $     (261,336) $       (8,448)  $      (14,877) $   (4,250,325)  $    (5,010,575)
   Net realized gains (losses)..         425,004          139,485       (334,212)        (139,499)       1,880,290           744,451
   Change in unrealized gains
     (losses) on investments....      43,480,973     (21,700,254)      13,744,703     (18,293,274)      97,631,196      (30,897,273)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      42,669,524     (21,822,105)      13,402,043     (18,447,650)      95,261,161      (35,163,397)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      31,342,210       38,770,989      12,386,247       19,626,995      88,690,008       115,426,011
   Net transfers (including fixed
     account)...................     (1,972,607)      (3,648,129)       1,926,520          398,603    (11,631,864)      (29,884,170)
   Contract charges.............     (1,839,723)      (1,345,286)       (658,312)        (427,554)     (5,467,039)       (4,084,418)
   Transfers for contract benefits
     and terminations...........    (19,364,261)     (13,936,933)     (5,472,040)      (4,931,431)    (47,623,908)      (37,670,320)
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       8,165,619       19,840,641       8,182,415       14,666,613      23,967,197        43,787,103
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      50,835,143      (1,981,464)      21,584,458      (3,781,037)     119,228,358         8,623,706
NET ASSETS:
   Beginning of year............     200,460,185      202,441,649      76,801,888       80,582,925     577,437,630       568,813,924
                                 ---------------  --------------- ---------------  --------------- ---------------  ----------------
   End of year.................. $   251,295,328  $   200,460,185 $    98,386,346  $    76,801,888 $   696,665,988  $    577,437,630
                                 ===============  =============== ===============  =============== ===============  ================


                                   AMERICAN FUNDS GROWTH-INCOME           DWS I INTERNATIONAL
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        406,074 $        261,058 $       135,664  $        91,330
   Net realized gains (losses)..          800,760        (342,536)       (950,927)        (869,544)
   Change in unrealized gains
     (losses) on investments....       41,809,198      (9,057,767)       3,633,463      (2,685,393)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       43,016,032      (9,139,245)       2,818,200      (3,463,607)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       34,344,085       42,544,277         815,123          950,444
   Net transfers (including fixed
     account)...................      (9,765,377)      (5,609,275)       (890,959)      (1,144,150)
   Contract charges.............      (2,277,742)      (1,707,745)         (2,073)          (2,577)
   Transfers for contract benefits
     and terminations...........     (24,882,456)     (20,211,054)     (1,466,360)      (1,643,588)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (2,581,490)       15,016,203     (1,544,269)      (1,839,871)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       40,434,542        5,876,958       1,273,931      (5,303,478)
NET ASSETS:
   Beginning of year............      272,388,909      266,511,951      15,659,285       20,962,763
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $    312,823,451 $    272,388,909 $    16,933,216  $    15,659,285
                                 ================ ================ ===============  ===============


(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                     FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012              2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $         2,033  $          2,191 $          (620)  $         (200)
   Net realized gains (losses)...           (596)              (29)            3,375              289
   Change in unrealized gains
     (losses) on investments.....           1,882           (1,062)            5,499         (11,209)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...........           3,319             1,100            8,254         (11,120)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........              --                --               --               --
   Net transfers (including fixed
     account)....................              --                --               --               --
   Contract charges..............              --                --               --               --
   Transfers for contract benefits
     and terminations............         (8,983)             (148)         (33,284)         (10,300)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....         (8,983)             (148)         (33,284)         (10,300)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets.............         (5,664)               952         (25,030)         (21,420)
NET ASSETS:
   Beginning of year.............          30,572            29,620           58,454           79,874
                                  ---------------  ---------------- ----------------  ---------------
   End of year................... $        24,908  $         30,572 $         33,424  $        58,454
                                  ===============  ================ ================  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $        116,307 $        511,945 $       (6,154)  $    (1,296,078)
   Net realized gains (losses)...          304,655        (114,708)       2,083,421           324,914
   Change in unrealized gains
     (losses) on investments.....        8,735,876      (3,867,894)      56,443,738      (14,734,080)
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations...........        9,156,838      (3,470,657)      58,521,005      (15,705,244)
                                  ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........        2,107,703        2,242,677      63,383,760        66,896,925
   Net transfers (including fixed
     account)....................      (3,535,616)      (2,633,327)     (8,285,062)      (11,240,997)
   Contract charges..............         (13,367)         (15,697)     (2,022,747)       (1,174,938)
   Transfers for contract benefits
     and terminations............      (9,146,543)     (10,836,548)    (29,010,195)      (29,990,377)
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....     (10,587,823)     (11,242,895)      24,065,756        24,490,613
                                  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.............      (1,430,985)     (14,713,552)      82,586,761         8,785,369
NET ASSETS:
   Beginning of year.............       87,071,337      101,784,889     388,526,965       379,741,596
                                  ---------------- ---------------- ---------------  ----------------
   End of year................... $     85,640,352 $     87,071,337 $   471,113,726  $    388,526,965
                                  ================ ================ ===============  ================

                                                                       FIDELITY VIP
                                      FIDELITY VIP EQUITY-INCOME     FUNDSMANAGER 50%   FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                  ---------------------------------- ---------------- ---------------------------------
                                        2012              2011           2012 (a)          2012              2011
                                  ----------------  ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).. $         88,287  $         58,837 $      3,619,602 $  (14,844,402)  $        600,418
   Net realized gains (losses)...          240,155         (193,847)        1,127,805      16,912,548         5,666,461
   Change in unrealized gains
     (losses) on investments.....          493,771           111,818        (985,620)     273,609,789      (97,698,668)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations...........          822,213          (23,192)        3,761,787     275,677,935      (91,431,789)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners........           21,089            11,403          381,250         660,878           325,716
   Net transfers (including fixed
     account)....................        (148,657)         (133,527)      440,849,283     846,845,524     1,556,302,089
   Contract charges..............               --                --               --              --                --
   Transfers for contract benefits
     and terminations............        (661,322)         (715,517)      (1,169,235)   (118,152,514)      (50,193,438)
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions.....        (788,890)         (837,641)      440,061,298     729,353,888     1,506,434,367
                                  ----------------  ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets.............           33,323         (860,833)      443,823,085   1,005,031,823     1,415,002,578
NET ASSETS:
   Beginning of year.............        5,489,918         6,350,751               --   2,591,601,265     1,176,598,687
                                  ----------------  ---------------- ---------------- ---------------  ----------------
   End of year................... $      5,523,241  $      5,489,918 $    443,823,085 $ 3,596,633,088  $  2,591,601,265
                                  ================  ================ ================ ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                        FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,080,859) $    (1,417,890) $        419,770 $        340,934
   Net realized gains (losses)..        1,666,126          884,027        1,679,198        1,978,834
   Change in unrealized gains
     (losses) on investments....       16,522,108        (550,967)        6,239,811      (1,800,840)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       17,107,375      (1,084,830)        8,338,779          518,928
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,112,950        4,613,592               --               --
   Net transfers (including fixed
     account)...................      (4,169,183)      (5,842,980)      (1,951,671)      (2,671,332)
   Contract charges.............         (23,334)         (26,150)         (24,093)         (26,798)
   Transfers for contract benefits
     and terminations...........     (12,203,205)     (13,070,427)      (5,440,312)      (6,260,083)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (12,282,772)     (14,325,965)      (7,416,076)      (8,958,213)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        4,824,603     (15,410,795)          922,703      (8,439,285)
NET ASSETS:
   Beginning of year............      131,974,709      147,385,504       60,061,917       68,501,202
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $    136,799,312 $    131,974,709 $     60,984,620 $     60,061,917
                                 ================ ================ ================ ================


                                      FIDELITY VIP MID CAP            FIDELITY VIP MONEY MARKET
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012             2011             2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (2,734,101)  $   (2,971,340) $   (1,393,275)  $    (1,660,100)
   Net realized gains (losses)..      26,034,787          601,363              --                --
   Change in unrealized gains
     (losses) on investments....       9,833,446     (27,710,709)              --                --
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      33,134,132     (30,080,686)     (1,393,275)       (1,660,100)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      64,821,528       84,544,039   1,295,167,554     1,568,008,145
   Net transfers (including fixed
     account)...................       8,880,545        8,245,925 (1,289,660,954)   (1,556,656,184)
   Contract charges.............     (2,508,522)      (1,401,929)         (3,912)           (4,824)
   Transfers for contract benefits
     and terminations...........    (17,196,292)     (10,852,385)     (3,518,646)       (3,962,238)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      53,997,259       80,535,650       1,984,042         7,384,899
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      87,131,391       50,454,964         590,767         5,724,799
NET ASSETS:
   Beginning of year............     237,701,501      187,246,537      73,068,632        67,343,833
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $   324,832,892  $   237,701,501 $    73,659,399  $     73,068,632
                                 ===============  =============== ===============  ================


                                       FIDELITY VIP OVERSEAS       FTVIPT FRANKLIN INCOME SECURITIES
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         35,712 $          5,521 $     11,781,681  $     8,496,674
   Net realized gains (losses)..         (91,435)        (104,330)        (143,328)        (590,708)
   Change in unrealized gains
     (losses) on investments....          930,242        (960,730)       12,601,025      (6,749,757)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          874,519      (1,059,539)       24,239,378        1,156,209
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           98,285          103,836       38,977,808       45,663,083
   Net transfers (including fixed
     account)...................          (2,174)         (87,158)        6,367,446      (2,184,733)
   Contract charges.............             (60)             (67)      (1,667,113)      (1,049,154)
   Transfers for contract benefits
     and terminations...........        (393,725)        (559,156)     (21,364,327)     (13,522,903)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (297,674)        (542,545)       22,313,814       28,906,293
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............          576,845      (1,602,084)       46,553,192       30,062,502
NET ASSETS:
   Beginning of year............        4,664,192        6,266,276      206,611,149      176,548,647
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $      5,241,037 $      4,664,192 $    253,164,341  $   206,611,149
                                 ================ ================ ================  ===============

                                          FTVIPT FRANKLIN
                                    SMALL CAP VALUE SECURITIES
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      (382,615) $      (259,755)
   Net realized gains (losses)..           82,294          101,526
   Change in unrealized gains
     (losses) on investments....       11,355,727      (1,417,162)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       11,055,406      (1,575,391)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       26,752,367       23,006,081
   Net transfers (including fixed
     account)...................          831,747        1,010,586
   Contract charges.............        (582,013)        (256,017)
   Transfers for contract benefits
     and terminations...........      (2,467,131)      (1,198,205)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       24,534,970       22,562,445
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       35,590,376       20,987,054
NET ASSETS:
   Beginning of year............       50,705,697       29,718,643
                                 ---------------- ----------------
   End of year.................. $     86,296,073 $     50,705,697
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                               FTVIPT                           FTVIPT
                                 FTVIPT MUTUAL SHARES SECURITIES    TEMPLETON FOREIGN SECURITIES   TEMPLETON GLOBAL BOND SECURITIES
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $       828,209 $      1,169,609 $        905,498 $      (74,353) $     9,308,296  $     4,852,832
   Net realized gains (losses).        (351,542)        (500,071)        (666,651)       (516,658)         305,792        1,120,261
   Change in unrealized gains
     (losses) on investments...       14,415,530      (3,755,460)       11,238,272     (8,701,781)      12,966,460      (9,853,802)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       14,892,197      (3,085,922)       11,477,119     (9,292,792)      22,580,548      (3,880,709)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......       13,759,082       20,541,859        6,029,850       9,125,144      55,695,235       61,416,989
   Net transfers (including fixed
     account)..................      (3,146,458)        (667,238)          396,235     (2,125,671)       8,138,828        (886,838)
   Contract charges............        (879,739)        (591,511)        (813,888)       (728,559)     (1,598,059)        (791,985)
   Transfers for contract benefits
     and terminations..........     (13,377,390)      (8,171,464)      (5,310,132)     (7,652,688)     (7,739,164)      (4,165,593)
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...      (3,644,505)       11,111,646          302,065     (1,381,774)      54,496,840       55,572,573
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       11,247,692        8,025,724       11,779,184    (10,674,566)      77,077,388       51,691,864
NET ASSETS:
   Beginning of year...........      118,532,870      110,507,146       69,009,193      79,683,759     139,986,041       88,294,177
                                 --------------- ---------------- ---------------- --------------- ---------------  ---------------
   End of year.................  $   129,780,562 $    118,532,870 $     80,788,377 $    69,009,193 $   217,063,429  $   139,986,041
                                 =============== ================ ================ =============== ===============  ===============


                                    INVESCO V.I. CORE EQUITY      INVESCO V.I. GLOBAL REAL ESTATE  INVESCO V.I. INTERNATIONAL GROWTH
                                           SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                      2012             2011            2012             2011             2012             2011
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $       (1,291)  $       (1,633) $     (159,936) $        343,942 $         51,882 $     (375,504)
   Net realized gains (losses).            9,182           11,751          14,912         (46,041)           76,597          32,969
   Change in unrealized gains
     (losses) on investments...           23,282         (11,037)       4,220,926      (1,422,533)       24,064,007    (12,319,548)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........           31,173            (919)       4,075,902      (1,124,632)       24,192,486    (12,662,083)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......               --               --       6,088,001        6,005,892       45,143,565      56,370,768
   Net transfers (including fixed
     account)..................         (21,186)         (39,898)         615,737         (12,840)        6,206,236       4,565,787
   Contract charges............               --               --       (166,631)         (81,075)      (1,751,462)       (970,089)
   Transfers for contract benefits
     and terminations..........         (45,739)         (76,355)       (777,696)        (348,215)      (8,106,175)     (5,093,398)
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...         (66,925)        (116,253)       5,759,411        5,563,762       41,492,164      54,873,068
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets...........         (35,752)        (117,172)       9,835,313        4,439,130       65,684,650      42,210,985
NET ASSETS:
   Beginning of year...........          276,761          393,933      13,467,264        9,028,134      154,099,050     111,888,065
                                 ---------------  --------------- --------------- ---------------- ---------------- ---------------
   End of year.................  $       241,009  $       276,761 $    23,302,577 $     13,467,264 $    219,783,700 $   154,099,050
                                 ===============  =============== =============== ================ ================ ===============

                                           INVESCO V.I.
                                   VAN KAMPEN AMERICAN FRANCHISE
                                            SUB-ACCOUNT
                                 --------------------------------
                                       2012             2011
                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)  $        (1,969) $       (1,498)
   Net realized gains (losses).             4,261           3,562
   Change in unrealized gains
     (losses) on investments...             5,620         (8,828)
                                 ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........             7,912         (6,764)
                                 ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......                 3              --
   Net transfers (including fixed
     account)..................            88,752         (6,034)
   Contract charges............                --              --
   Transfers for contract benefits
     and terminations..........          (36,838)        (27,933)
                                 ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...            51,917        (33,967)
                                 ---------------- ---------------
     Net increase (decrease)
       in net assets...........            59,829        (40,731)
NET ASSETS:
   Beginning of year...........            90,033         130,764
                                 ---------------- ---------------
   End of year.................  $        149,862 $        90,033
                                 ================ ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          INVESCO V.I.                      INVESCO V.I.                     INVESCO V.I.
                                    VAN KAMPEN AMERICAN VALUE       VAN KAMPEN EQUITY AND INCOME     VAN KAMPEN GROWTH AND INCOME
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (396,721)  $     (231,700) $     2,132,881  $     1,105,533 $      (39,401)  $     (448,610)
   Net realized gains (losses)..         295,908           49,468         987,347          165,761         215,131           52,684
   Change in unrealized gains
     (losses) on investments....       7,999,839         (11,067)      43,230,491     (12,908,159)      27,777,291      (6,271,491)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       7,899,026        (193,299)      46,350,719     (11,636,865)      27,953,021      (6,667,417)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      15,070,411       19,778,205      83,668,907      111,202,758      55,614,326       62,478,371
   Net transfers (including fixed
     account)...................       (474,558)          867,671       (305,020)      (2,279,723)     (3,884,258)        1,514,669
   Contract charges.............       (538,047)        (246,886)     (3,578,432)      (2,133,106)     (2,064,540)      (1,166,088)
   Transfers for contract benefits
     and terminations...........     (2,285,953)      (1,330,618)    (43,547,842)     (25,920,610)    (15,726,767)     (10,258,582)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      11,771,853       19,068,372      36,237,613       80,869,319      33,938,761       52,568,370
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      19,670,879       18,875,073      82,588,332       69,232,454      61,891,782       45,900,953
NET ASSETS:
   Beginning of year............      47,014,117       28,139,044     414,357,262      345,124,808     206,338,231      160,437,278
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    66,684,996  $    47,014,117 $   496,945,594  $   414,357,262 $   268,230,013  $   206,338,231
                                 ===============  =============== ===============  =============== ===============  ===============

                                                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       JANUS ASPEN WORLDWIDE         VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $             1  $          (15) $   (1,863,351)  $   (2,121,777) $       877,895  $       710,741
   Net realized gains (losses)..               9              228       9,957,799        1,220,007         276,468           17,260
   Change in unrealized gains
     (losses) on investments....             896          (1,006)      19,162,336        2,212,582      32,185,472        1,216,439
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........             906            (793)      27,256,784        1,310,812      33,339,835        1,944,440
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --               --      26,101,454       31,433,565      57,982,645       66,280,713
   Net transfers (including fixed
     account)...................              --               --     (5,078,294)     (12,545,454)     (4,101,720)      (3,565,680)
   Contract charges.............              --               --     (1,164,246)        (735,665)     (2,128,567)      (1,155,731)
   Transfers for contract benefits
     and terminations...........             (3)            (963)    (20,966,057)     (15,095,955)    (19,581,184)     (12,449,875)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....             (3)            (963)     (1,107,143)        3,056,491      32,171,174       49,109,427
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............             903          (1,756)      26,149,641        4,367,303      65,511,009       51,053,867
NET ASSETS:
   Beginning of year............           4,750            6,506     160,839,221      156,471,918     224,680,370      173,626,503
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $         5,653  $         4,750 $   186,988,862  $   160,839,221 $   290,191,379  $   224,680,370
                                 ===============  =============== ===============  =============== ===============  ===============

                                        LMPVET CLEARBRIDGE
                                  VARIABLE EQUITY INCOME BUILDER
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      1,935,990 $      1,791,940
   Net realized gains (losses)..      (1,496,446)      (2,420,420)
   Change in unrealized gains
     (losses) on investments....       13,043,194        5,793,264
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       13,482,738        5,164,784
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       30,792,673       23,221,888
   Net transfers (including fixed
     account)...................        2,474,161        2,286,092
   Contract charges.............        (777,353)        (403,528)
   Transfers for contract benefits
     and terminations...........     (14,363,944)      (7,953,294)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       18,125,537       17,151,158
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       31,608,275       22,315,942
NET ASSETS:
   Beginning of year............      103,322,855       81,006,913
                                 ---------------- ----------------
   End of year.................. $    134,931,130 $    103,322,855
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                 VARIABLE FUNDAMENTAL ALL CAP VALUE     VARIABLE LARGE CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                 ---------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $        271,873  $      (55,381) $       (51,981) $       (71,048)
   Net realized gains (losses)..         (234,300)        (429,752)          481,453          111,313
   Change in unrealized gains
     (losses) on investments....        12,653,901      (7,192,709)          353,548        (159,581)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        12,691,474      (7,677,842)          783,020        (119,316)
                                  ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        10,482,501       13,848,959            1,459            6,049
   Net transfers (including fixed
     account)...................       (1,374,496)        (676,755)        (256,108)        (313,456)
   Contract charges.............         (563,153)        (398,091)         (18,887)         (20,879)
   Transfers for contract benefits
     and terminations...........      (12,507,706)      (8,906,368)        (871,026)        (944,135)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       (3,962,854)        3,867,745      (1,144,562)      (1,272,421)
                                  ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............         8,728,620      (3,810,097)        (361,542)      (1,391,737)
NET ASSETS:
   Beginning of year............        95,718,136       99,528,233        4,673,796        6,065,533
                                  ----------------  --------------- ---------------- ----------------
   End of year..................  $    104,446,756  $    95,718,136 $      4,312,254 $      4,673,796
                                  ================  =============== ================ ================

                                        LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                     VARIABLE LARGE CAP VALUE          VARIABLE SMALL CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012              2011            2012             2011
                                 ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         27,751  $        30,483 $      (568,565) $      (565,686)
   Net realized gains (losses)..           50,468         (88,723)        3,154,639        1,083,054
   Change in unrealized gains
     (losses) on investments....          510,271          181,309        5,466,771        (664,423)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          588,490          123,069        8,052,845        (147,055)
                                 ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          573,803          700,135       16,257,772       13,481,149
   Net transfers (including fixed
     account)...................          285,926          562,360        1,590,977      (2,248,018)
   Contract charges.............         (36,742)         (12,473)        (481,813)        (264,709)
   Transfers for contract benefits
     and terminations...........        (504,347)        (266,528)      (3,103,064)      (1,919,394)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          318,640          983,494       14,263,872        9,049,028
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............          907,130        1,106,563       22,316,717        8,901,973
NET ASSETS:
   Beginning of year............        3,836,359        2,729,796       42,564,777       33,662,804
                                 ----------------  --------------- ---------------- ----------------
   End of year.................. $      4,743,489  $     3,836,359 $     64,881,494 $     42,564,777
                                 ================  =============== ================ ================

                                         LMPVET INVESTMENT                      LMPVET
                                 COUNSEL VARIABLE SOCIAL AWARENESS VARIABLE LIFESTYLE ALLOCATION 50%
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                      2012              2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       (2,313)  $        (1,981) $        451,589 $        336,680
   Net realized gains (losses)..          18,868              (60)          110,528              400
   Change in unrealized gains
     (losses) on investments....          26,419           (4,843)        2,456,921        (529,056)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          42,974           (6,884)        3,019,038        (191,976)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --                --        6,963,572       12,152,717
   Net transfers (including fixed
     account)...................        (49,856)            35,549        1,186,938          179,357
   Contract charges.............           (173)             (226)        (208,041)         (59,683)
   Transfers for contract benefits
     and terminations...........       (204,989)          (37,746)      (2,607,174)        (901,543)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       (255,018)           (2,423)        5,335,295       11,370,848
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       (212,044)           (9,307)        8,354,333       11,178,872
NET ASSETS:
   Beginning of year............         501,373           510,680       24,265,695       13,086,823
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $       289,329  $        501,373 $     32,620,028 $     24,265,695
                                 ===============  ================ ================ ================

                                              LMPVET
                                 VARIABLE LIFESTYLE ALLOCATION 70%
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         16,093 $          8,826
   Net realized gains (losses)..           48,643            5,813
   Change in unrealized gains
     (losses) on investments....          296,816         (70,666)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          361,552         (56,027)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......            3,120            4,747
   Net transfers (including fixed
     account)...................         (27,315)          195,887
   Contract charges.............            (796)            (898)
   Transfers for contract benefits
     and terminations...........        (849,995)        (452,053)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (874,986)        (252,317)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............        (513,434)        (308,344)
NET ASSETS:
   Beginning of year............        3,086,943        3,395,287
                                 ---------------- ----------------
   End of year.................. $      2,573,509 $      3,086,943
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               LMPVET                     LMPVIT WESTERN ASSET
                                  VARIABLE LIFESTYLE ALLOCATION 85%  VARIABLE GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                       2012              2011             2012              2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $       362,338  $        130,678 $      5,165,628  $     4,580,657
   Net realized gains (losses)..          528,492           528,464         (68,307)        (143,505)
   Change in unrealized gains
     (losses) on investments....        8,931,921       (2,861,793)        7,182,092      (4,473,336)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        9,822,751       (2,202,651)       12,279,413         (36,184)
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        8,807,329        12,097,744       15,538,183       14,939,359
   Net transfers (including fixed
     account)...................        (793,785)       (2,400,301)        4,005,384        (455,948)
   Contract charges.............        (611,650)         (471,294)        (516,554)        (310,782)
   Transfers for contract benefits
     and terminations...........      (3,286,778)       (3,179,175)      (9,252,417)      (5,511,049)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        4,115,116         6,046,974        9,774,596        8,661,580
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       13,937,867         3,844,323       22,054,009        8,625,396
NET ASSETS:
   Beginning of year............       65,879,472        62,035,149       69,717,903       61,092,507
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $    79,817,339  $     65,879,472 $     91,771,912  $    69,717,903
                                  ===============  ================ ================  ===============

                                               MFS VIT                           MFS VIT
                                           INVESTORS TRUST                    NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $          (190) $          (184) $          (602) $          (652)
   Net realized gains (losses)..             2,707              991            4,349            5,729
   Change in unrealized gains
     (losses) on investments....             2,028          (1,906)            3,991         (10,466)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........             4,545          (1,099)            7,738          (5,389)
                                  ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......                --               --               --               --
   Net transfers (including fixed
     account)...................                --               --               --            (100)
   Contract charges.............                --               --               --               --
   Transfers for contract benefits
     and terminations...........          (18,051)          (8,311)          (7,451)              (2)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (18,051)          (8,311)          (7,451)            (102)
                                  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............          (13,506)          (9,410)              287          (5,491)
NET ASSETS:
   Beginning of year............            33,994           43,404           41,374           46,865
                                  ---------------- ---------------- ---------------- ----------------
   End of year..................  $         20,488 $         33,994 $         41,661 $         41,374
                                  ================ ================ ================ ================

                                                                          MIST ALLIANCEBERNSTEIN
                                          MFS VIT RESEARCH               GLOBAL DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  --------------------------------- ----------------------------------
                                        2012             2011             2012            2011 (b)
                                  ---------------  ---------------- ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $         (299)  $          (427) $   (31,735,651)  $      (610,982)
   Net realized gains (losses)..              603            10,717           68,339         9,394,668
   Change in unrealized gains
     (losses) on investments....            6,684          (10,338)      215,787,760         9,200,376
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........            6,988              (48)      184,120,448        17,984,062
                                  ---------------  ---------------- ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --                --      748,915,629     1,370,076,882
   Net transfers (including fixed
     account)...................               --           (5,113)      331,990,410       259,158,648
   Contract charges.............               --                --     (28,058,490)                --
   Transfers for contract benefits
     and terminations...........          (1,975)          (62,085)     (52,503,657)       (7,840,515)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (1,975)          (67,198)    1,000,343,892     1,621,395,015
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets............            5,013          (67,246)    1,184,464,340     1,639,379,077
NET ASSETS:
   Beginning of year............           45,142           112,388    1,639,379,077                --
                                  ---------------  ---------------- ----------------  ----------------
   End of year..................  $        50,155  $         45,142 $  2,823,843,417  $  1,639,379,077
                                  ===============  ================ ================  ================

                                                 MIST
                                  AMERICAN FUNDS BALANCED ALLOCATION
                                              SUB-ACCOUNT
                                  ----------------------------------
                                        2012              2011
                                  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      4,444,113  $    (8,148,428)
   Net realized gains (losses)..        60,128,154         5,025,862
   Change in unrealized gains
     (losses) on investments....       273,656,262     (116,302,276)
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       338,228,529     (119,424,842)
                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        83,164,894       523,778,640
   Net transfers (including fixed
     account)...................      (60,456,373)       166,228,603
   Contract charges.............      (37,328,286)      (28,232,190)
   Transfers for contract benefits
     and terminations...........     (132,325,623)     (105,862,347)
                                  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (146,945,388)       555,912,706
                                  ----------------  ----------------
     Net increase (decrease)
       in net assets............       191,283,141       436,487,864
NET ASSETS:
   Beginning of year............     2,914,777,188     2,478,289,324
                                  ----------------  ----------------
   End of year..................  $  3,106,060,329  $  2,914,777,188
                                  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MIST                               MIST
                                         AMERICAN FUNDS BOND         AMERICAN FUNDS GROWTH ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                  --------------------------------- ----------------------------------
                                       2012              2011             2012              2011
                                  ---------------  ---------------- ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $     3,581,213  $      1,772,310 $    (5,413,271)  $    (6,860,731)
   Net realized gains (losses)..        5,226,825         1,617,939       26,669,090        12,437,663
   Change in unrealized gains
     (losses) on investments....        2,725,888        10,229,841      175,144,743     (101,766,516)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       11,533,926        13,620,090      196,400,562      (96,189,584)
                                  ---------------  ---------------- ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        8,908,512        60,184,302       52,400,148       136,704,110
   Net transfers (including fixed
     account)...................      (2,442,719)        17,024,537     (72,570,860)      (25,932,866)
   Contract charges.............      (4,085,255)       (3,186,027)     (15,855,986)      (13,959,734)
   Transfers for contract benefits
     and terminations...........     (16,768,257)      (13,088,454)     (62,098,994)      (57,092,220)
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (14,387,719)        60,934,358     (98,125,692)        39,719,290
                                  ---------------  ---------------- ----------------  ----------------
     Net increase (decrease)
       in net assets............      (2,853,793)        74,554,448       98,274,870      (56,470,294)
NET ASSETS:
   Beginning of year............      349,346,240       274,791,792    1,398,390,722     1,454,861,016
                                  ---------------  ---------------- ----------------  ----------------
   End of year..................  $   346,492,447  $    349,346,240 $  1,496,665,592  $  1,398,390,722
                                  ===============  ================ ================  ================

                                                MIST                              MIST
                                        AMERICAN FUNDS GROWTH         AMERICAN FUNDS INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012              2011            2012             2011
                                  ----------------  --------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $    (6,868,206)  $   (6,683,453) $         17,971  $     (347,331)
   Net realized gains (losses)..        20,415,943        2,655,999        1,359,920        2,344,997
   Change in unrealized gains
     (losses) on investments....        67,309,082     (35,042,764)       43,278,221     (54,813,728)
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        80,856,819     (39,070,218)       44,656,112     (52,816,062)
                                  ----------------  --------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        17,133,976      118,207,908        9,141,107       58,161,459
   Net transfers (including fixed
     account)...................      (78,467,843)       16,817,001     (27,669,716)        3,640,815
   Contract charges.............       (6,678,966)      (5,053,023)      (3,627,828)      (2,890,116)
   Transfers for contract benefits
     and terminations...........      (20,470,993)     (17,862,387)     (10,956,822)     (11,253,172)
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (88,483,826)      112,109,499     (33,113,259)       47,658,986
                                  ----------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       (7,627,007)       73,039,281       11,542,853      (5,157,076)
NET ASSETS:
   Beginning of year............       553,292,806      480,253,525      296,765,073      301,922,149
                                  ----------------  --------------- ----------------  ---------------
   End of year..................  $    545,665,799  $   553,292,806 $    308,307,926  $   296,765,073
                                  ================  =============== ================  ===============

                                                 MIST                              MIST
                                  AMERICAN FUNDS MODERATE ALLOCATION     AQR GLOBAL RISK BALANCED
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                  ---------------------------------- ---------------------------------
                                         2012             2011             2012           2011 (b)
                                   ---------------- ---------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).   $      8,663,944 $       (28,571) $  (29,485,494)  $     17,479,259
   Net realized gains (losses)..         39,154,321       10,610,729      13,924,436         5,634,878
   Change in unrealized gains
     (losses) on investments....        103,394,103     (37,218,522)     257,592,013        20,725,299
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        151,212,368     (26,636,364)     242,030,955        43,839,436
                                   ---------------- ---------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......         43,856,551      278,554,313   1,010,258,029     1,541,397,716
   Net transfers (including fixed
     account)...................       (43,601,001)       57,081,088     701,135,494       321,377,493
   Contract charges.............       (21,439,772)     (16,902,017)    (34,472,373)                --
   Transfers for contract benefits
     and terminations...........       (79,167,097)     (60,807,127)    (63,766,725)       (8,490,562)
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (100,351,319)      257,926,257   1,613,154,425     1,854,284,647
                                   ---------------- ---------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............         50,861,049      231,289,893   1,855,185,380     1,898,124,083
NET ASSETS:
   Beginning of year............      1,683,464,896    1,452,175,003   1,898,124,083                --
                                   ---------------- ---------------- ---------------  ----------------
   End of year..................   $  1,734,325,945 $  1,683,464,896 $ 3,753,309,463  $  1,898,124,083
                                   ================ ================ ===============  ================

                                                  MIST
                                  BLACKROCK GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT
                                  ------------------------------------
                                          2012           2011 (b)
                                    ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).    $   (58,135,263) $      5,656,760
   Net realized gains (losses)..             130,203       21,591,062
   Change in unrealized gains
     (losses) on investments....         341,923,540     (29,115,315)
                                    ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         283,918,480      (1,867,493)
                                    ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,312,263,362    2,424,219,934
   Net transfers (including fixed
     account)...................         557,379,957      434,392,897
   Contract charges.............        (48,022,451)               --
   Transfers for contract benefits
     and terminations...........        (91,426,698)     (14,033,053)
                                    ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       1,730,194,170    2,844,579,778
                                    ---------------- ----------------
     Net increase (decrease)
       in net assets............       2,014,112,650    2,842,712,285
NET ASSETS:
   Beginning of year............       2,842,712,285               --
                                    ---------------- ----------------
   End of year..................    $  4,856,824,935 $  2,842,712,285
                                    ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                               MIST
                                       BLACKROCK HIGH YIELD         MIST BLACKROCK LARGE CAP CORE   MIST CLARION GLOBAL REAL ESTATE
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    13,623,467  $    10,002,346 $      (98,467)  $      (94,730) $       648,569  $     3,272,703
   Net realized gains (losses)..       5,023,228        3,149,049         204,327           12,317     (1,249,413)      (1,143,990)
   Change in unrealized gains
     (losses) on investments....      14,564,761     (12,738,491)       1,366,663        (244,145)      35,559,210     (13,501,877)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      33,211,456          412,904       1,472,523        (326,558)      34,958,366     (11,373,164)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      20,947,935       36,299,074       2,809,895        4,493,594       7,794,423       24,528,504
   Net transfers (including fixed
     account)...................      17,699,162       14,571,420     (1,633,705)          411,577     (2,227,782)        5,671,940
   Contract charges.............     (2,591,456)      (1,755,621)       (169,775)        (109,131)     (1,587,295)      (1,165,427)
   Transfers for contract benefits
     and terminations...........    (13,914,636)     (10,270,239)       (889,640)      (1,233,221)     (9,066,811)      (9,545,551)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      22,141,005       38,844,634         116,775        3,562,819     (5,087,465)       19,489,466
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      55,352,461       39,257,538       1,589,298        3,236,261      29,870,901        8,116,302
NET ASSETS:
   Beginning of year............     221,624,841      182,367,303      12,849,849        9,613,588     147,447,056      139,330,754
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   276,977,302  $   221,624,841 $    14,439,147  $    12,849,849 $   177,317,957  $   147,447,056
                                 ===============  =============== ===============  =============== ===============  ===============


                                                                                 MIST
                                    MIST DREMAN SMALL CAP VALUE       GOLDMAN SACHS MID CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (218,746)  $       (19,680) $    (1,395,190) $    (1,510,261)
   Net realized gains (losses)..         283,760           480,921          565,819        (437,036)
   Change in unrealized gains
     (losses) on investments....       2,823,277       (3,142,931)       21,341,212     (10,057,546)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,888,291       (2,681,690)       20,511,841     (12,004,843)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,194,628         3,084,816        2,591,780       27,311,392
   Net transfers (including fixed
     account)...................       (541,359)       (1,733,660)      (5,769,122)       11,903,331
   Contract charges.............       (250,601)         (214,643)      (1,125,130)        (760,047)
   Transfers for contract benefits
     and terminations...........     (1,500,264)       (1,657,516)      (7,693,862)      (7,769,225)
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (97,596)         (521,003)     (11,996,334)       30,685,451
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       2,790,695       (3,202,693)        8,515,507       18,680,608
NET ASSETS:
   Beginning of year............      21,224,281        24,426,974      130,696,272      112,015,664
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $    24,014,976  $     21,224,281 $    139,211,779 $    130,696,272
                                 ===============  ================ ================ ================

                                                                    MIST INVESCO
                                               MIST                 BALANCED-RISK
                                   HARRIS OAKMARK INTERNATIONAL      ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT
                                 --------------------------------- ---------------
                                       2012             2011          2012 (c)
                                 ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         91,453 $    (8,017,677) $   (1,415,511)
   Net realized gains (losses)..      (1,430,384)      (1,470,791)       6,907,824
   Change in unrealized gains
     (losses) on investments....      121,937,845     (75,842,892)      10,868,519
                                 ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      120,598,914     (85,331,360)      16,360,832
                                 ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       17,848,721       89,132,376     338,086,548
   Net transfers (including fixed
     account)...................     (30,313,737)       26,052,514     313,044,735
   Contract charges.............      (4,604,462)      (3,519,874)     (1,295,053)
   Transfers for contract benefits
     and terminations...........     (26,450,720)     (24,212,315)     (4,774,645)
                                 ---------------- ---------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (43,520,198)       87,452,701     645,061,585
                                 ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets............       77,078,716        2,121,341     661,422,417
NET ASSETS:
   Beginning of year............      461,860,538      459,739,197              --
                                 ---------------- ---------------- ---------------
   End of year.................. $    538,939,254 $    461,860,538 $   661,422,417
                                 ================ ================ ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                   MIST INVESCO SMALL CAP GROWTH          MIST JANUS FORTY          MIST JENNISON LARGE CAP EQUITY
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (3,709,725)  $   (3,326,849) $   (1,256,766)  $        36,735 $     (872,385)  $     (626,323)
   Net realized gains (losses)..      18,783,431        1,704,023       1,264,699          332,745       1,121,453          506,257
   Change in unrealized gains
     (losses) on investments....      19,533,978      (5,165,840)      14,507,523      (7,197,681)       5,390,391      (2,839,226)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      34,607,684      (6,788,666)      14,515,456      (6,828,201)       5,639,459      (2,959,292)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      15,838,800       39,397,856       4,262,148       18,930,830       1,538,452       10,685,807
   Net transfers (including fixed
     account)...................     (5,702,899)        8,514,721      25,557,583        7,075,303       5,274,556        6,717,153
   Contract charges.............     (1,966,440)      (1,291,800)     (1,131,367)        (597,164)       (745,612)        (414,459)
   Transfers for contract benefits
     and terminations...........    (14,981,160)     (13,769,874)     (5,149,785)      (3,168,374)     (2,599,586)      (1,926,027)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (6,811,699)       32,850,903      23,538,579       22,240,595       3,467,810       15,062,474
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      27,795,985       26,062,237      38,054,035       15,412,394       9,107,269       12,103,182
NET ASSETS:
   Beginning of year............     212,672,795      186,610,558      68,769,080       53,356,686      57,997,273       45,894,091
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   240,468,780  $   212,672,795 $   106,823,115  $    68,769,080 $    67,104,542  $    57,997,273
                                 ===============  =============== ===============  =============== ===============  ===============

                                       MIST
                                  JPMORGAN GLOBAL           MIST LEGG MASON
                                 ACTIVE ALLOCATION   CLEARBRIDGE AGGRESSIVE GROWTH  MIST LOOMIS SAYLES GLOBAL MARKETS
                                    SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT
                                 ----------------- -------------------------------- ---------------------------------
                                     2012 (c)            2012             2011            2012             2011
                                 ---------------   ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (253,669)   $    (4,519,479) $   (3,338,670) $      1,268,388 $      1,200,692
   Net realized gains (losses)..       1,691,655          4,996,289             428        2,390,289          955,422
   Change in unrealized gains
     (losses) on investments....       7,508,587         43,727,000     (7,417,668)       20,641,146      (8,402,666)
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       8,946,573         44,203,810    (10,755,910)       24,299,823      (6,246,552)
                                 ---------------   ---------------- --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......     187,365,819          8,612,510      28,018,670        5,861,547       28,466,597
   Net transfers (including fixed
     account)...................      88,135,164        (6,817,243)     157,703,583      (8,628,678)       14,620,858
   Contract charges.............       (274,498)        (2,555,203)     (1,486,774)      (1,759,286)      (1,269,950)
   Transfers for contract benefits
     and terminations...........     (1,600,923)       (16,051,172)    (10,506,265)      (7,011,203)      (7,724,591)
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     273,625,562       (16,811,108)     173,729,214     (11,537,620)       34,092,914
                                 ---------------   ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............     282,572,135         27,392,702     162,973,304       12,762,203       27,846,362
NET ASSETS:
   Beginning of year............              --        265,479,062     102,505,758      165,018,207      137,171,845
                                 ---------------   ---------------- --------------- ---------------- ----------------
   End of year.................. $   282,572,135   $    292,871,764 $   265,479,062 $    177,780,410 $    165,018,207
                                 ===============   ================ =============== ================ ================



                                  MIST LORD ABBETT BOND DEBENTURE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     14,699,205 $     11,489,236
   Net realized gains (losses)..        1,754,535        2,277,388
   Change in unrealized gains
     (losses) on investments....       11,202,166      (6,571,539)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       27,655,906        7,195,085
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,758,094       12,172,985
   Net transfers (including fixed
     account)...................        2,066,753      (7,326,000)
   Contract charges.............      (1,668,326)      (1,500,648)
   Transfers for contract benefits
     and terminations...........     (21,909,684)     (23,354,569)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (16,753,163)     (20,008,232)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............       10,902,743     (12,813,147)
NET ASSETS:
   Beginning of year............      255,107,548      267,920,695
                                 ---------------- ----------------
   End of year.................. $    266,010,291 $    255,107,548
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                  MIST LORD ABBETT MID CAP VALUE   MIST MET/EATON VANCE FLOATING RATE
                                            SUB-ACCOUNT                        SUB-ACCOUNT
                                 --------------------------------- ----------------------------------
                                       2012             2011              2012             2011
                                 ---------------- ----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,633,191) $    (1,366,186)  $        893,371 $        156,010
   Net realized gains (losses)..        2,663,619        1,059,026           215,912        (127,391)
   Change in unrealized gains
     (losses) on investments....       15,199,656      (6,908,432)         1,524,996        (317,893)
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       16,230,084      (7,215,592)         2,634,279        (289,274)
                                 ---------------- ----------------  ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        6,093,408       26,492,453         3,005,201       14,887,687
   Net transfers (including fixed
     account)...................      (3,393,066)        6,780,922         7,696,712       14,688,663
   Contract charges.............      (1,548,008)      (1,095,984)         (455,891)        (259,305)
   Transfers for contract benefits
     and terminations...........      (6,237,615)      (6,280,489)       (2,380,066)      (1,665,317)
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (5,085,281)       25,896,902         7,865,956       27,651,728
                                 ---------------- ----------------  ---------------- ----------------
     Net increase (decrease)
       in net assets............       11,144,803       18,681,310        10,500,235       27,362,454
NET ASSETS:
   Beginning of year............      127,004,689      108,323,379        43,696,769       16,334,315
                                 ---------------- ----------------  ---------------- ----------------
   End of year.................. $    138,149,492 $    127,004,689  $     54,197,004 $     43,696,769
                                 ================ ================  ================ ================

                                         MIST MET/FRANKLIN
                                     LOW DURATION TOTAL RETURN     MIST MET/FRANKLIN MUTUAL SHARES
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012            2011 (b)          2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       118,242  $     (152,040) $   (1,623,696)  $      1,696,557
   Net realized gains (losses)..          24,752         (24,333)      26,877,035         8,006,370
   Change in unrealized gains
     (losses) on investments....         737,426        (183,195)     (6,849,190)      (13,800,582)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         880,420        (359,568)      18,404,149       (4,097,655)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,001,148        7,119,990       6,182,015        27,023,399
   Net transfers (including fixed
     account)...................      15,509,501       21,368,111     (8,085,160)        14,917,346
   Contract charges.............       (372,941)         (85,814)     (1,746,138)       (1,248,248)
   Transfers for contract benefits
     and terminations...........     (2,070,016)        (380,887)     (7,655,900)       (4,834,052)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      15,067,692       28,021,400    (11,305,183)        35,858,445
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      15,948,112       27,661,832       7,098,966        31,760,790
NET ASSETS:
   Beginning of year............      27,661,832               --     152,876,625       121,115,835
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $    43,609,944  $    27,661,832 $   159,975,591  $    152,876,625
                                 ===============  =============== ===============  ================

                                         MIST MET/FRANKLIN
                                    TEMPLETON FOUNDING STRATEGY       MIST MET/TEMPLETON GROWTH
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012              2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     15,005,450 $        904,295 $        62,356  $     (420,183)
   Net realized gains (losses)..       19,403,268        5,277,964       1,567,153        (250,304)
   Change in unrealized gains
     (losses) on investments....       47,531,480     (29,078,070)       8,444,427      (8,626,650)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       81,940,198     (22,895,811)      10,073,936      (9,297,137)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       18,012,093       78,960,326       4,423,796        6,130,737
   Net transfers (including fixed
     account)...................     (25,559,587)      (3,212,228)       (592,634)       47,976,839
   Contract charges.............      (6,793,958)      (5,811,401)       (332,475)        (175,612)
   Transfers for contract benefits
     and terminations...........     (30,951,422)     (25,647,259)     (5,636,319)      (2,871,098)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (45,292,874)       44,289,438     (2,137,632)       51,060,866
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       36,647,324       21,393,627       7,936,304       41,763,729
NET ASSETS:
   Beginning of year............      592,611,774      571,218,147      49,144,134        7,380,405
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $    629,259,098 $    592,611,774 $    57,080,438  $    49,144,134
                                 ================ ================ ===============  ===============

                                               MIST
                                 MET/TEMPLETON INTERNATIONAL BOND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      4,814,452 $      2,534,582
   Net realized gains (losses)..        (394,426)           69,137
   Change in unrealized gains
     (losses) on investments....        1,944,505      (3,853,055)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        6,364,531      (1,249,336)
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        1,816,115       10,795,935
   Net transfers (including fixed
     account)...................          274,897        7,240,507
   Contract charges.............        (735,731)        (501,451)
   Transfers for contract benefits
     and terminations...........      (1,811,827)      (1,494,812)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (456,546)       16,040,179
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............        5,907,985       14,790,843
NET ASSETS:
   Beginning of year............       51,093,268       36,302,425
                                 ---------------- ----------------
   End of year.................. $     57,001,253 $     51,093,268
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011




                                  MIST METLIFE AGGRESSIVE STRATEGY    MIST METLIFE BALANCED PLUS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                  -------------------------------- ---------------------------------
                                       2012              2011            2012           2011 (b)
                                  ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $   (5,348,850)  $   (2,785,815) $   (51,515,645) $    (7,657,134)
   Net realized gains (losses)..      (2,155,955)      (3,089,096)               --               --
   Change in unrealized gains
     (losses) on investments....       83,183,465     (36,571,916)      424,121,430     (14,018,878)
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       75,678,660     (42,446,827)      372,605,785     (21,676,012)
                                  ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       14,730,577       57,342,894    1,251,910,858    2,050,869,939
   Net transfers (including fixed
     account)...................     (36,687,365)       17,733,773      686,159,234      395,600,753
   Contract charges.............      (4,564,800)      (3,746,684)     (42,151,548)               --
   Transfers for contract benefits
     and terminations...........     (28,804,866)     (27,159,129)     (87,089,575)     (13,020,019)
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (55,326,454)       44,170,854    1,808,828,969    2,433,450,673
                                  ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       20,352,206        1,724,027    2,181,434,754    2,411,774,661
NET ASSETS:
   Beginning of year............      524,691,864      522,967,837    2,411,774,661               --
                                  ---------------  --------------- ---------------- ----------------
   End of year..................  $   545,044,070  $   524,691,864 $  4,593,209,415 $  2,411,774,661
                                  ===============  =============== ================ ================



                                   MIST METLIFE BALANCED STRATEGY    MIST METLIFE DEFENSIVE STRATEGY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                  --------------------------------- ---------------------------------
                                        2012             2011             2012             2011
                                  ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $    38,994,505  $      (321,986) $     27,979,016  $    13,078,305
   Net realized gains (losses)..       19,597,212       (7,135,125)       40,608,351       14,867,735
   Change in unrealized gains
     (losses) on investments....      737,960,714     (245,352,817)      131,200,155     (24,804,181)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      796,552,431     (252,809,928)      199,787,522        3,141,859
                                  ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      148,711,444       814,583,313       43,475,387      182,485,981
   Net transfers (including fixed
     account)...................    (193,862,187)       196,744,445       24,870,720      195,534,217
   Contract charges.............     (70,278,541)      (57,236,656)     (22,681,295)     (18,564,973)
   Transfers for contract benefits
     and terminations...........    (399,975,900)     (373,915,527)    (141,326,271)    (137,707,918)
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....    (515,405,184)       580,175,575     (95,661,459)      221,747,307
                                  ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      281,147,247       327,365,647      104,126,063      224,889,166
NET ASSETS:
   Beginning of year............    6,764,659,086     6,437,293,439    2,228,739,665    2,003,850,499
                                  ---------------  ---------------- ----------------  ---------------
   End of year..................  $ 7,045,806,333  $  6,764,659,086 $  2,332,865,728  $ 2,228,739,665
                                  ===============  ================ ================  ===============

                                                                                                        MIST METLIFE
                                                                                                         MULTI-INDEX
                                    MIST METLIFE GROWTH STRATEGY     MIST METLIFE MODERATE STRATEGY     TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------------- --------------------------------- ----------------
                                        2012             2011             2012              2011          2012 (d)
                                  ---------------- ---------------- ----------------  --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      1,381,851 $    (4,554,922) $     37,131,263  $     8,260,756 $        (7,978)
   Net realized gains (losses)..      (22,087,133)     (39,528,555)       22,204,509        4,489,424               --
   Change in unrealized gains
     (losses) on investments....       680,222,228    (246,366,960)      287,329,954     (77,648,493)           89,193
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       659,516,946    (290,450,437)      346,665,726     (64,898,313)           81,215
                                  ---------------- ---------------- ----------------  --------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       108,087,013      193,760,643       69,079,528      403,616,625       10,581,513
   Net transfers (including fixed
     account)...................     (246,783,276)    (151,802,510)     (27,530,545)       95,648,790          585,564
   Contract charges.............      (48,638,262)     (47,370,881)     (35,285,870)     (28,680,181)               --
   Transfers for contract benefits
     and terminations...........     (283,004,290)    (290,038,140)    (193,516,590)    (175,664,925)            (313)
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (470,338,815)    (295,450,888)    (187,253,477)      294,920,309       11,166,764
                                  ---------------- ---------------- ----------------  --------------- ----------------
     Net increase (decrease)
       in net assets............       189,178,131    (585,901,325)      159,412,249      230,021,996       11,247,979
NET ASSETS:
   Beginning of year............     4,926,470,881    5,512,372,206    3,324,311,655    3,094,289,659               --
                                  ---------------- ---------------- ----------------  --------------- ----------------
   End of year..................  $  5,115,649,012 $  4,926,470,881 $  3,483,723,904  $ 3,324,311,655 $     11,247,979
                                  ================ ================ ================  =============== ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011



                                 MIST MFS EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                       2012             2011            2012             2011
                                 ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (3,386,337)  $     (671,032) $        858,851 $        853,295
   Net realized gains (losses)..       1,870,263        2,261,367      (3,635,460)      (1,887,551)
   Change in unrealized gains
     (losses) on investments....      66,406,442     (86,014,482)       44,865,003     (37,450,859)
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      64,890,368     (84,424,147)       42,088,394     (38,485,115)
                                 ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      37,141,675       90,838,512       12,899,341       29,751,782
   Net transfers (including fixed
     account)...................       (611,099)       17,483,888      (5,504,513)          717,053
   Contract charges.............     (4,426,432)      (3,183,140)      (2,406,377)      (2,096,405)
   Transfers for contract benefits
     and terminations...........    (17,976,417)     (16,209,205)     (21,276,250)     (22,594,114)
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      14,127,727       88,930,055     (16,287,799)        5,778,316
                                 ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............      79,018,095        4,505,908       25,800,595     (32,706,799)
NET ASSETS:
   Beginning of year............     369,675,163      365,169,255      285,814,827      318,521,626
                                 ---------------  --------------- ---------------- ----------------
   End of year.................. $   448,693,258  $   369,675,163 $    311,615,422 $    285,814,827
                                 ===============  =============== ================ ================

                                                                                 MIST
                                         MIST MLA MID CAP            MORGAN STANLEY MID CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (1,745,003) $    (1,251,739) $    (2,043,749)  $     (943,364)
   Net realized gains (losses)..        (691,263)        (826,499)          158,086        3,247,280
   Change in unrealized gains
     (losses) on investments....        6,558,042      (7,687,971)       10,495,708     (12,429,566)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        4,121,776      (9,766,209)        8,610,045     (10,125,650)
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        4,827,333       16,974,214       44,704,015       42,198,117
   Net transfers (including fixed
     account)...................       11,215,294        (485,393)       10,647,959      (5,096,769)
   Contract charges.............      (1,345,783)        (992,984)      (1,253,613)        (769,195)
   Transfers for contract benefits
     and terminations...........      (8,559,680)      (9,734,967)      (6,020,714)      (5,809,772)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        6,137,164        5,760,870       48,077,647       30,522,381
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............       10,258,940      (4,005,339)       56,687,692       20,396,731
NET ASSETS:
   Beginning of year............      131,200,067      135,205,406      109,412,403       89,015,672
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $    141,459,007 $    131,200,067 $    166,100,095  $   109,412,403
                                 ================ ================ ================  ===============

                                           MIST PIMCO
                                    INFLATION PROTECTED BOND           MIST PIMCO TOTAL RETURN
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                       2012             2011            2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    14,248,598  $       248,916 $    34,066,251  $     21,344,897
   Net realized gains (losses)..      63,569,905       44,131,061       8,990,391        63,047,734
   Change in unrealized gains
     (losses) on investments....     (6,836,618)       34,838,493     116,050,383      (55,437,622)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      70,981,885       79,218,470     159,107,025        28,955,009
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      37,089,098      160,129,547      78,337,791       333,186,254
   Net transfers (including fixed
     account)...................      43,921,625       43,327,552     (4,343,112)       149,409,647
   Contract charges.............    (10,805,997)      (7,523,652)    (22,953,383)      (17,297,164)
   Transfers for contract benefits
     and terminations...........    (56,743,134)     (49,718,972)   (116,536,293)     (115,097,777)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      13,461,592      146,214,475    (65,494,997)       350,200,960
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............      84,443,477      225,432,945      93,612,028       379,155,969
NET ASSETS:
   Beginning of year............     936,595,819      711,162,874   2,140,758,433     1,761,602,464
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $ 1,021,039,296  $   936,595,819 $ 2,234,370,461  $  2,140,758,433
                                 ===============  =============== ===============  ================


                                         MIST PIONEER FUND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        111,876  $     (404,574)
   Net realized gains (losses)..          453,975            2,955
   Change in unrealized gains
     (losses) on investments....       15,646,585      (8,916,886)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       16,212,436      (9,318,505)
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       44,864,297       61,189,474
   Net transfers (including fixed
     account)...................        1,427,489       10,727,039
   Contract charges.............      (1,901,589)      (1,064,843)
   Transfers for contract benefits
     and terminations...........      (9,026,061)      (5,980,748)
                                 ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       35,364,136       64,870,922
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets............       51,576,572       55,552,417
NET ASSETS:
   Beginning of year............      168,467,083      112,914,666
                                 ----------------  ---------------
   End of year.................. $    220,043,655  $   168,467,083
                                 ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                            MIST PYRAMIS
                                   MIST PIONEER STRATEGIC INCOME          GOVERNMENT INCOME               MIST RCM TECHNOLOGY
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- ---------------------------------
                                       2012             2011            2012           2011 (b)          2012             2011
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    23,818,738  $    15,499,854 $   (10,117,810) $     (133,903) $    (1,808,580) $    (1,887,518)
   Net realized gains (losses)..       3,201,649        3,282,994        1,490,373       3,899,211       14,397,519        2,692,086
   Change in unrealized gains
     (losses) on investments....      39,967,597      (9,616,858)       18,800,148       6,372,332      (2,444,044)     (14,827,788)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      66,987,984        9,165,990       10,172,711      10,137,640       10,144,895     (14,023,220)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......     151,288,040      177,819,764      302,268,640     409,917,993        3,233,474       15,171,516
   Net transfers (including fixed
     account)...................      42,203,327       26,591,363      203,505,051      74,096,298      (1,685,129)        1,760,386
   Contract charges.............     (6,040,609)      (3,302,752)      (8,518,130)              --      (1,020,105)        (785,114)
   Transfers for contract benefits
     and terminations...........    (49,923,251)     (29,614,683)     (29,014,385)     (3,678,580)      (7,041,466)      (8,210,063)
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     137,527,507      171,493,692      468,241,176     480,335,711      (6,513,226)        7,936,725
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............     204,515,491      180,659,682      478,413,887     490,473,351        3,631,669      (6,086,495)
NET ASSETS:
   Beginning of year............     600,261,549      419,601,867      490,473,351              --      103,642,521      109,729,016
                                 ---------------  --------------- ---------------- --------------- ---------------- ----------------
   End of year.................. $   804,777,040  $   600,261,549 $    968,887,238 $   490,473,351 $    107,274,190 $    103,642,521
                                 ===============  =============== ================ =============== ================ ================

                                   MIST SCHRODERS
                                 GLOBAL MULTI-ASSET  MIST SSGA GROWTH AND INCOME ETF        MIST SSGA GROWTH ETF
                                     SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT
                                 ------------------ --------------------------------- ---------------------------------
                                      2012 (c)            2012             2011             2012             2011
                                  ----------------  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $        500,116  $     13,091,362 $      2,335,351 $      1,829,679 $         74,049
   Net realized gains (losses)..         3,101,742        42,136,114       27,169,125       23,356,452        2,402,527
   Change in unrealized gains
     (losses) on investments....         3,115,131        98,280,740     (43,866,906)       28,469,195     (19,223,624)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........         6,716,989       153,508,216     (14,362,430)       53,655,326     (16,747,048)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       102,099,034        46,035,006      322,792,892       21,002,248       77,623,019
   Net transfers (including fixed
     account)...................        84,640,438         (195,586)      135,843,318     (12,945,274)       39,485,865
   Contract charges.............         (248,694)      (18,086,953)     (12,290,454)      (4,790,029)      (3,529,118)
   Transfers for contract benefits
     and terminations...........       (1,322,606)      (50,499,266)     (37,015,016)     (17,887,141)     (13,153,235)
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       185,168,172      (22,746,799)      409,330,740     (14,620,196)      100,426,531
                                  ----------------  ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       191,885,161       130,761,417      394,968,310       39,035,130       83,679,483
NET ASSETS:
   Beginning of year............                --     1,390,741,062      995,772,752      409,132,829      325,453,346
                                  ----------------  ---------------- ---------------- ---------------- ----------------
   End of year..................  $    191,885,161  $  1,521,502,479 $  1,390,741,062 $    448,167,959 $    409,132,829
                                  ================  ================ ================ ================ ================


                                 MIST T. ROWE PRICE LARGE CAP VALUE
                                             SUB-ACCOUNT
                                 ----------------------------------
                                        2012             2011
                                  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $      (196,934)  $   (4,421,942)
   Net realized gains (losses)..       (4,291,658)      (7,384,308)
   Change in unrealized gains
     (losses) on investments....        84,038,159     (17,691,215)
                                  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        79,549,567     (29,497,465)
                                  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......        11,676,417       30,484,726
   Net transfers (including fixed
     account)...................      (16,072,648)      (3,998,104)
   Contract charges.............       (2,725,048)      (2,253,601)
   Transfers for contract benefits
     and terminations...........      (42,677,000)     (46,120,070)
                                  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (49,798,279)     (21,887,049)
                                  ----------------  ---------------
     Net increase (decrease)
       in net assets............        29,751,288     (51,384,514)
NET ASSETS:
   Beginning of year............       507,039,092      558,423,606
                                  ----------------  ---------------
   End of year..................  $    536,790,380  $   507,039,092
                                  ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                               MIST                              MIST
                                   T. ROWE PRICE MID CAP GROWTH      THIRD AVENUE SMALL CAP VALUE
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $    (7,430,645) $    (7,260,503) $    (4,874,313) $    (1,626,649)
   Net realized gains (losses)..       66,125,790       18,524,237        4,677,378        1,034,386
   Change in unrealized gains
     (losses) on investments....      (7,225,269)     (28,498,595)       44,432,620     (33,815,082)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       51,469,876     (17,234,861)       44,235,685     (34,407,345)
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       13,185,984       78,726,422        6,340,050       30,530,090
   Net transfers (including fixed
     account)...................      (5,883,360)      (8,433,758)     (30,637,666)      (9,772,257)
   Contract charges.............      (4,454,613)      (3,394,080)      (2,277,977)      (1,969,170)
   Transfers for contract benefits
     and terminations...........     (25,927,937)     (25,367,529)     (20,652,202)     (21,369,368)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (23,079,926)       41,531,055     (47,227,795)      (2,580,705)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............       28,389,950       24,296,194      (2,992,110)     (36,988,050)
NET ASSETS:
   Beginning of year............      439,146,325      414,850,131      290,532,427      327,520,477
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $    467,536,275 $    439,146,325 $    287,540,317 $    290,532,427
                                 ================ ================ ================ ================


                                   MIST TURNER MID CAP GROWTH         MIST VAN KAMPEN COMSTOCK
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012             2011             2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,363,717)  $   (1,456,529) $     (729,855)  $    (1,034,826)
   Net realized gains (losses)..      14,088,028        1,449,705       5,346,575           900,637
   Change in unrealized gains
     (losses) on investments....     (9,017,076)      (8,573,460)      43,146,332       (8,468,416)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       3,707,235      (8,580,284)      47,763,052       (8,602,605)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,056,558       12,804,091      22,458,903        51,165,602
   Net transfers (including fixed
     account)...................     (5,216,099)          911,995      19,211,409        11,287,586
   Contract charges.............       (747,496)        (633,919)     (2,706,893)       (1,720,362)
   Transfers for contract benefits
     and terminations...........     (4,727,718)      (4,678,174)    (23,731,077)      (16,228,131)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (8,634,755)        8,403,993      15,232,342        44,504,695
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............     (4,927,520)        (176,291)      62,995,394        35,902,090
NET ASSETS:
   Beginning of year............      83,512,450       83,688,741     266,463,408       230,561,318
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $    78,584,930  $    83,512,450 $   329,458,802  $    266,463,408
                                 ===============  =============== ===============  ================

                                                 MSF                           MSF BARCLAYS
                                 BAILLIE GIFFORD INTERNATIONAL STOCK   CAPITAL AGGREGATE BOND INDEX
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                 ----------------------------------- ---------------------------------
                                        2012             2011              2012             2011
                                  ---------------- ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).  $       (13,133) $          (467)  $      2,743,171  $     1,947,945
   Net realized gains (losses)..         (385,254)        (261,978)           313,783          315,491
   Change in unrealized gains
     (losses) on investments....           847,778        (504,227)         (228,315)        4,224,865
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........           449,391        (766,672)         2,828,639        6,488,301
                                  ---------------- ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......             3,449           10,658         8,092,766       28,770,480
   Net transfers (including fixed
     account)...................            78,870           61,173        18,316,110       14,687,646
   Contract charges.............             (851)          (1,072)       (1,557,565)        (982,596)
   Transfers for contract benefits
     and terminations...........         (748,795)        (480,245)       (6,300,163)      (5,464,816)
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         (667,327)        (409,486)        18,551,148       37,010,714
                                  ---------------- ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets............         (217,936)      (1,176,158)        21,379,787       43,499,015
NET ASSETS:
   Beginning of year............         2,803,543        3,979,701       130,173,979       86,674,964
                                  ---------------- ----------------  ----------------  ---------------
   End of year..................  $      2,585,607 $      2,803,543  $    151,553,766  $   130,173,979
                                  ================ ================  ================  ===============


                                     MSF BLACKROCK BOND INCOME
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       421,147  $      1,050,232
   Net realized gains (losses)..         610,488           209,734
   Change in unrealized gains
     (losses) on investments....       1,764,307         1,003,839
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,795,942         2,263,805
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       7,467,492         5,985,522
   Net transfers (including fixed
     account)...................       3,261,765           415,326
   Contract charges.............       (523,968)         (455,472)
   Transfers for contract benefits
     and terminations...........     (4,651,283)       (6,006,341)
                                 ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       5,554,006          (60,965)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets............       8,349,948         2,202,840
NET ASSETS:
   Beginning of year............      49,538,985        47,336,145
                                 ---------------  ----------------
   End of year.................. $    57,888,933  $     49,538,985
                                 ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                             MSF BLACKROCK
                                   MSF BLACKROCK LARGE CAP VALUE        LEGACY LARGE CAP GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                   2012             2011             2012             2011
                                 ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $          7,990 $        (5,040) $      (164,210) $      (172,815)
   Net realized gains (losses)..          387,537         (83,604)          625,272          528,200
   Change in unrealized gains
     (losses) on investments....         (36,111)          126,889        1,002,738      (1,851,168)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          359,416           38,245        1,463,800      (1,495,783)
                                 ---------------- ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          199,805          188,074        1,584,174        2,010,128
   Net transfers (including fixed
     account)...................        (190,041)          346,199      (1,606,379)        2,344,082
   Contract charges.............            (160)            (212)         (99,934)         (76,170)
   Transfers for contract benefits
     and terminations...........        (282,152)        (554,227)        (858,701)        (996,762)
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (272,548)         (20,166)        (980,840)        3,281,278
                                 ---------------- ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............           86,868           18,079          482,960        1,785,495
NET ASSETS:
   Beginning of year............        2,890,664        2,872,585       11,348,650        9,563,155
                                 ---------------- ---------------- ---------------- ----------------
   End of year.................. $      2,977,532 $      2,890,664 $     11,831,610 $     11,348,650
                                 ================ ================ ================ ================


                                   MSF BLACKROCK MONEY MARKET          MSF DAVIS VENTURE VALUE
                                           SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                  2012             2011                 2012             2011
                                 ---------------  --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (9,036,407)  $   (9,579,710) $   (5,420,518)  $    (3,661,209)
   Net realized gains (losses)..              --               --      16,667,444         3,865,479
   Change in unrealized gains
     (losses) on investments....              --               --      50,920,457      (37,130,418)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........     (9,036,407)      (9,579,710)      62,167,383      (36,926,148)
                                 ---------------  --------------- ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......      73,504,419      174,296,327      14,661,575        68,707,355
   Net transfers (including fixed
     account)...................     (7,665,689)       42,625,335    (59,639,705)         1,728,239
   Contract charges.............     (5,431,164)      (5,507,909)     (5,059,157)       (4,208,506)
   Transfers for contract benefits
     and terminations...........   (115,886,270)    (122,094,836)    (38,956,468)      (36,932,443)
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....    (55,478,704)       89,318,917    (88,993,755)        29,294,645
                                 ---------------  --------------- ---------------  ----------------
     Net increase (decrease)
       in net assets............    (64,515,111)       79,739,207    (26,826,372)       (7,631,503)
NET ASSETS:
   Beginning of year............     633,625,012      553,885,805     599,153,697       606,785,200
                                 ---------------  --------------- ---------------  ----------------
   End of year.................. $   569,109,901  $   633,625,012 $   572,327,325  $    599,153,697
                                 ===============  =============== ===============  ================


                                       MSF FI VALUE LEADERS               MSF JENNISON GROWTH
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------- ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       (33,059) $       (36,847) $    (6,766,082)  $   (3,862,754)
   Net realized gains (losses)..         (59,964)        (166,827)       52,244,975        4,303,744
   Change in unrealized gains
     (losses) on investments....          720,622        (198,036)     (18,349,887)      (4,175,864)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          627,599        (401,710)       27,129,006      (3,734,874)
                                 ---------------- ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          473,088          502,756       10,762,342       28,373,571
   Net transfers (including fixed
     account)...................         (46,877)          339,769      213,225,860      (3,830,425)
   Contract charges.............         (44,480)         (40,341)      (3,408,013)      (1,729,006)
   Transfers for contract benefits
     and terminations...........        (505,477)      (1,066,219)     (27,116,459)     (14,724,813)
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (123,746)        (264,035)      193,463,730        8,089,327
                                 ---------------- ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............          503,853        (665,745)      220,592,736        4,354,453
NET ASSETS:
   Beginning of year............        4,601,785        5,267,530      248,172,110      243,817,657
                                 ---------------- ---------------- ----------------  ---------------
   End of year.................. $      5,105,638 $      4,601,785 $    468,764,846  $   248,172,110
                                 ================ ================ ================  ===============


                                 MSF LOOMIS SAYLES SMALL CAP CORE
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (204,728)  $      (163,817)
   Net realized gains (losses)..         586,780           236,293
   Change in unrealized gains
     (losses) on investments....         882,105         (316,577)
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       1,264,157         (244,101)
                                 ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       1,667,845         3,145,758
   Net transfers (including fixed
     account)...................       (236,709)           790,442
   Contract charges.............       (146,127)          (97,951)
   Transfers for contract benefits
     and terminations...........       (534,188)         (500,976)
                                 ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         750,821         3,337,273
                                 ---------------  ----------------
     Net increase (decrease)
       in net assets............       2,014,978         3,093,172
NET ASSETS:
   Beginning of year............      10,317,247         7,224,075
                                 ---------------  ----------------
   End of year.................. $    12,332,225  $     10,317,247
                                 ===============  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                MSF LOOMIS
                                               SAYLES SMALL                                            MSF MET/DIMENSIONAL
                                                CAP GROWTH      MSF MET/ARTISAN MID CAP VALUE      INTERNATIONAL SMALL COMPANY
                                                SUB-ACCOUNT              SUB-ACCOUNT                       SUB-ACCOUNT
                                             ---------------- --------------------------------- --------------------------------
                                                 2012 (c)           2012             2011            2012              2011
                                             ---------------- ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $          (109) $    (1,777,619) $    (1,804,625) $       301,440  $       163,960
   Net realized gains (losses)..............                1      (3,905,883)      (4,721,063)       3,990,436        1,929,239
   Change in unrealized gains
     (losses) on investments................            1,023       26,191,820       16,718,666       3,392,556     (11,314,641)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations......................              915       20,508,318       10,192,978       7,684,432      (9,221,442)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................           37,207        4,670,705       14,435,287       2,031,164       12,367,561
   Net transfers (including fixed
     account)...............................            2,807      (4,614,193)      (4,525,054)     (1,495,504)       10,261,540
   Contract charges.........................               --      (1,472,349)      (1,217,992)       (519,052)        (349,341)
   Transfers for contract benefits
     and terminations.......................              (2)     (17,348,925)     (17,228,405)     (2,307,911)      (1,583,390)
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................           40,012     (18,764,762)      (8,536,164)     (2,291,303)       20,696,370
                                             ---------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets........................           40,927        1,743,556        1,656,814       5,393,129       11,474,928
NET ASSETS:
   Beginning of year........................               --      215,514,020      213,857,206      47,225,164       35,750,236
                                             ---------------- ---------------- ---------------- ---------------  ---------------
   End of year.............................. $         40,927 $    217,257,576 $    215,514,020 $    52,618,293  $    47,225,164
                                             ================ ================ ================ ===============  ===============


                                                                                             MSF METLIFE
                                             MSF METLIFE CONSERVATIVE ALLOCATION CONSERVATIVE TO MODERATE ALLOCATION
                                                         SUB-ACCOUNT                         SUB-ACCOUNT
                                             ----------------------------------- -----------------------------------
                                                    2012             2011               2012             2011
                                              ---------------  ----------------   ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $       152,780  $         67,670   $         85,571  $        31,247
   Net realized gains (losses)..............          493,943           122,681            122,762          249,879
   Change in unrealized gains
     (losses) on investments................           57,363          (26,700)            444,706        (318,879)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations......................          704,086           163,651            653,039         (37,753)
                                              ---------------  ----------------   ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................           26,093             9,587              7,045           27,147
   Net transfers (including fixed
     account)...............................        (539,314)         1,116,876            495,113        (917,334)
   Contract charges.........................         (83,156)          (77,051)           (61,615)         (63,552)
   Transfers for contract benefits
     and terminations.......................        (848,031)         (815,906)          (660,740)      (1,122,419)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................      (1,444,408)           233,506          (220,197)      (2,076,158)
                                              ---------------  ----------------   ----------------  ---------------
     Net increase (decrease)
       in net assets........................        (740,322)           397,157            432,842      (2,113,911)
NET ASSETS:
   Beginning of year........................       10,395,348         9,998,191          7,143,945        9,257,856
                                              ---------------  ----------------   ----------------  ---------------
   End of year..............................  $     9,655,026  $     10,395,348   $      7,576,787  $     7,143,945
                                              ===============  ================   ================  ===============



                                              MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION
                                                        SUB-ACCOUNT                      SUB-ACCOUNT
                                             -------------------------------- ---------------------------------
                                                  2012              2011            2012             2011
                                             ---------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............. $     (572,617)  $     (611,052) $        277,463 $       (96,570)
   Net realized gains (losses)..............       4,370,936        3,676,366          338,723           92,206
   Change in unrealized gains
     (losses) on investments................       8,138,980      (6,803,063)        3,990,206      (1,412,843)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations......................      11,937,299      (3,737,749)        4,606,392      (1,417,207)
                                             ---------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................       5,096,199       21,214,056          235,760          529,488
   Net transfers (including fixed
     account)...............................     (1,239,620)        4,811,816      (2,028,081)          755,597
   Contract charges.........................       (736,669)        (495,418)        (397,645)        (401,703)
   Transfers for contract benefits
     and terminations.......................     (3,873,437)      (3,459,711)      (5,009,708)      (3,899,306)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions................       (753,527)       22,070,743      (7,199,674)      (3,015,924)
                                             ---------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets........................      11,183,772       18,332,994      (2,593,282)      (4,433,131)
NET ASSETS:
   Beginning of year........................      77,805,929       59,472,935       44,282,730       48,715,861
                                             ---------------  --------------- ---------------- ----------------
   End of year.............................. $    88,989,701  $    77,805,929 $     41,689,448 $     44,282,730
                                             ===============  =============== ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                            MSF METLIFE
                                 MODERATE TO AGGRESSIVE ALLOCATION      MSF METLIFE STOCK INDEX
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ----------------  --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         87,401  $     (161,655) $      (576,725) $      (541,316)
   Net realized gains (losses)..         (18,329)        (336,754)       16,988,226        6,222,006
   Change in unrealized gains
     (losses) on investments....        6,305,708      (2,412,130)       36,899,374      (6,858,838)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        6,374,780      (2,910,539)       53,310,875      (1,178,148)
                                 ----------------  --------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......          490,083          354,953       13,972,783       35,862,652
   Net transfers (including fixed
     account)...................        (857,665)        (692,805)       52,688,716        3,699,860
   Contract charges.............        (518,714)        (534,363)      (2,778,637)      (1,876,090)
   Transfers for contract benefits
     and terminations...........      (2,489,601)      (5,262,248)     (26,428,489)     (23,701,570)
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (3,375,897)      (6,134,463)       37,454,373       13,984,852
                                 ----------------  --------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        2,998,883      (9,045,002)       90,765,248       12,806,704
NET ASSETS:
   Beginning of year............       48,721,974       57,766,976      355,993,780      343,187,076
                                 ----------------  --------------- ---------------- ----------------
   End of year.................. $     51,720,857  $    48,721,974 $    446,759,028 $    355,993,780
                                 ================  =============== ================ ================


                                       MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- ---------------------------------
                                      2012              2011            2012             2011
                                 ---------------  --------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $       424,862  $       420,877 $        114,295  $      (51,339)
   Net realized gains (losses)..       (156,072)        (473,539)        1,137,911          110,867
   Change in unrealized gains
     (losses) on investments....       3,058,830          350,834        5,105,739        (361,758)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       3,327,620          298,172        6,357,945        (302,230)
                                 ---------------  --------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       2,818,361        1,538,084        4,333,740        5,478,914
   Net transfers (including fixed
     account)...................       (315,421)        (917,347)      (2,214,337)      (3,242,915)
   Contract charges.............       (109,645)         (94,916)        (405,280)        (342,572)
   Transfers for contract benefits
     and terminations...........     (6,767,115)      (5,109,884)      (3,551,720)      (3,266,565)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....     (4,373,820)      (4,584,063)      (1,837,597)      (1,373,138)
                                 ---------------  --------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............     (1,046,200)      (4,285,891)        4,520,348      (1,675,368)
NET ASSETS:
   Beginning of year............      36,390,818       40,676,709       43,754,913       45,430,281
                                 ---------------  --------------- ----------------  ---------------
   End of year.................. $    35,344,618  $    36,390,818 $     48,275,261  $    43,754,913
                                 ===============  =============== ================  ===============


                                        MSF MSCI EAFE INDEX          MSF NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012              2011
                                 ---------------  ---------------- ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     1,054,723  $        516,838 $      (124,305)  $      (65,542)
   Net realized gains (losses)..       (680,643)         (214,534)        (160,855)        (367,718)
   Change in unrealized gains
     (losses) on investments....      11,210,227      (11,175,105)        1,235,418          835,096
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      11,584,307      (10,872,801)          950,258          401,836
                                 ---------------  ---------------- ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       5,049,892        17,895,684        1,660,390        1,545,630
   Net transfers (including fixed
     account)...................       (493,052)         6,493,942      (1,236,464)          425,035
   Contract charges.............       (714,896)         (482,401)         (14,681)          (1,915)
   Transfers for contract benefits
     and terminations...........     (3,180,913)       (2,709,903)        (827,588)        (833,642)
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....         661,031        21,197,322        (418,343)        1,135,108
                                 ---------------  ---------------- ----------------  ---------------
     Net increase (decrease)
       in net assets............      12,245,338        10,324,521          531,915        1,536,944
NET ASSETS:
   Beginning of year............      69,159,210        58,834,689       11,266,993        9,730,049
                                 ---------------  ---------------- ----------------  ---------------
   End of year.................. $    81,404,548  $     69,159,210 $     11,798,908  $    11,266,993
                                 ===============  ================ ================  ===============


                                   MSF OPPENHEIMER GLOBAL EQUITY
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012              2011
                                 ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $        (7,496)  $        33,748
   Net realized gains (losses)..           25,191           32,088
   Change in unrealized gains
     (losses) on investments....        1,707,146      (1,057,952)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........        1,724,841        (992,116)
                                 ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           93,332           14,604
   Net transfers (including fixed
     account)...................           42,419        (112,692)
   Contract charges.............         (47,022)         (48,035)
   Transfers for contract benefits
     and terminations...........      (1,160,102)        (803,879)
                                 ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      (1,071,373)        (950,002)
                                 ----------------  ---------------
     Net increase (decrease)
       in net assets............          653,468      (1,942,118)
NET ASSETS:
   Beginning of year............        9,330,001       11,272,119
                                 ----------------  ---------------
   End of year.................. $      9,983,469  $     9,330,001
                                 ================  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                 MSF                              MSF
                                     MSF RUSSELL 2000 INDEX        T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                           SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                      2012             2011             2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $     (489,405)  $     (411,085) $      (26,562)  $      (23,368) $     (120,658)  $     (128,231)
   Net realized gains (losses)..       3,012,181          817,885         134,449           50,572       1,108,096          674,320
   Change in unrealized gains
     (losses) on investments....       8,632,997      (4,414,923)         129,142         (71,297)          44,932        (496,604)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........      11,155,773      (4,008,123)         237,029         (44,093)       1,032,370           49,485
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       4,246,140       17,451,216           3,080           10,423         162,113          164,091
   Net transfers (including fixed
     account)...................      16,541,440        6,432,166         255,979          290,485       (200,702)        (107,084)
   Contract charges.............       (752,572)        (418,129)           (569)            (525)        (62,062)         (64,784)
   Transfers for contract benefits
     and terminations...........     (3,521,274)      (2,168,425)       (459,528)        (156,316)       (622,866)        (827,214)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....      16,513,734       21,296,828       (201,038)          144,067       (723,517)        (834,991)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............      27,669,507       17,288,705          35,991           99,974         308,853        (785,506)
NET ASSETS:
   Beginning of year............      64,081,468       46,792,763       1,465,621        1,365,647       7,500,142        8,285,648
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $    91,750,975  $    64,081,468 $     1,501,612  $     1,465,621 $     7,808,995  $     7,500,142
                                 ===============  =============== ===============  =============== ===============  ===============

                                            MSF VAN ECK                   MSF WESTERN ASSET
                                     GLOBAL NATURAL RESOURCES        MANAGEMENT U.S. GOVERNMENT        NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                 -------------------------------- -------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012             2011
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $   (1,735,261)  $     (462,898) $     1,122,805  $     (708,643) $          (52)  $           (3)
   Net realized gains (losses)..       5,438,424        9,617,357         531,096        7,987,260             348              710
   Change in unrealized gains
     (losses) on investments....     (1,471,349)     (31,541,279)       2,934,349        1,445,269             363            (351)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........       2,231,814     (22,386,820)       4,588,250        8,723,886             659              356
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......       3,689,394       34,219,632      39,776,656       59,541,185              --               --
   Net transfers (including fixed
     account)...................       4,851,544       23,949,431       8,514,246       18,969,886              --               --
   Contract charges.............     (1,484,490)        (935,611)     (2,890,949)      (1,915,584)              --               --
   Transfers for contract benefits
     and terminations...........     (3,724,214)      (2,885,420)    (22,207,896)     (14,697,313)             (1)          (1,576)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....       3,332,234       54,348,032      23,192,057       61,898,174             (1)          (1,576)
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............       5,564,048       31,961,212      27,780,307       70,622,060             658          (1,220)
NET ASSETS:
   Beginning of year............     106,332,935       74,371,723     285,529,978      214,907,918           7,443            8,663
                                 ---------------  --------------- ---------------  --------------- ---------------  ---------------
   End of year.................. $   111,896,983  $   106,332,935 $   313,310,285  $   285,529,978 $         8,101  $         7,443
                                 ===============  =============== ===============  =============== ===============  ===============


                                     OPPENHEIMER VA CORE BOND
                                            SUB-ACCOUNT
                                 ---------------------------------
                                       2012             2011
                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $            311 $            447
   Net realized gains (losses)..            (598)            (199)
   Change in unrealized gains
     (losses) on investments....            1,084              420
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........              797              668
                                 ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --               --
   Net transfers (including fixed
     account)...................               --               --
   Contract charges.............               --               --
   Transfers for contract benefits
     and terminations...........          (1,889)            (403)
                                 ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          (1,889)            (403)
                                 ---------------- ----------------
     Net increase (decrease)
       in net assets............          (1,092)              265
NET ASSETS:
   Beginning of year............           10,150            9,885
                                 ---------------- ----------------
   End of year.................. $          9,058 $         10,150
                                 ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                          OPPENHEIMER VA                   OPPENHEIMER VA
                                      GLOBAL STRATEGIC INCOME       MAIN STREET SMALL- & MID-CAP
                                            SUB-ACCOUNT                      SUB-ACCOUNT
                                 --------------------------------- --------------------------------
                                       2012             2011            2012             2011
                                 ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $            199 $             76 $     (928,472)  $     (767,564)
   Net realized gains (losses)..               54               58       1,063,609          203,212
   Change in unrealized gains
     (losses) on investments....              229            (154)      13,086,051      (2,478,847)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........              482             (20)      13,221,188      (3,043,199)
                                 ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......               --               --       7,613,898       19,198,573
   Net transfers (including fixed
     account)...................                5               --     (1,388,199)      (1,296,984)
   Contract charges.............               --               --       (862,843)        (583,543)
   Transfers for contract benefits
     and terminations...........               --              (2)     (3,986,210)      (3,112,303)
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....                5              (2)       1,376,646       14,205,743
                                 ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............              487             (22)      14,597,834       11,162,544
NET ASSETS:
   Beginning of year............            4,075            4,097      81,494,321       70,331,777
                                 ---------------- ---------------- ---------------  ---------------
   End of year.................. $          4,562 $          4,075 $    96,092,155  $    81,494,321
                                 ================ ================ ===============  ===============


                                    OPPENHEIMER VA MAIN STREET           OPPENHEIMER VA MONEY
                                            SUB-ACCOUNT                       SUB-ACCOUNT
                                 --------------------------------- ---------------------------------
                                       2012             2011             2012             2011
                                 ---------------  ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $         (512)  $          (135) $        (1,590) $        (1,601)
   Net realized gains (losses)..           4,748               433               --               --
   Change in unrealized gains
     (losses) on investments....          10,567           (1,737)               --               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          14,803           (1,439)          (1,590)          (1,601)
                                 ---------------  ---------------- ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......              --                --               --               --
   Net transfers (including fixed
     account)...................              --                --               --               --
   Contract charges.............              --                --               --               --
   Transfers for contract benefits
     and terminations...........        (38,440)          (10,510)            (154)               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....        (38,440)          (10,510)            (154)               --
                                 ---------------  ---------------- ---------------- ----------------
     Net increase (decrease)
       in net assets............        (23,637)          (11,949)          (1,744)          (1,601)
NET ASSETS:
   Beginning of year............         107,300           119,249          114,709          116,310
                                 ---------------  ---------------- ---------------- ----------------
   End of year.................. $        83,663  $        107,300 $        112,965 $        114,709
                                 ===============  ================ ================ ================


                                   PIONEER VCT EMERGING MARKETS       PIONEER VCT EQUITY INCOME       PIONEER VCT FUNDAMENTAL VALUE
                                            SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------- --------------------------------- --------------------------------
                                       2012             2011            2012             2011            2012              2011
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss). $      (11,558)  $      (14,258) $         11,313 $          1,420 $      (11,306)  $      (16,195)
   Net realized gains (losses)..          25,278          130,082            4,300           25,366          39,918           66,099
   Change in unrealized gains
     (losses) on investments....          54,203        (342,409)           22,355          (8,175)         154,904        (151,331)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations..........          67,923        (226,585)           37,968           18,611         183,516        (101,427)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......           3,564            1,532            3,646           17,935           3,689           49,717
   Net transfers (including fixed
     account)...................          97,437        (235,661)          142,735            2,188         (8,654)         (11,643)
   Contract charges.............         (8,283)          (7,667)          (5,521)          (3,408)        (24,154)         (22,314)
   Transfers for contract benefits
     and terminations...........        (75,321)         (38,456)          (1,130)         (39,808)        (53,735)         (71,015)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions....          17,397        (280,252)          139,730         (23,093)        (82,854)         (55,255)
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
     Net increase (decrease)
       in net assets............          85,320        (506,837)          177,698          (4,482)         100,662        (156,682)
NET ASSETS:
   Beginning of year............         705,700        1,212,537          371,272          375,754       2,036,161        2,192,843
                                 ---------------  --------------- ---------------- ---------------- ---------------  ---------------
   End of year.................. $       791,020  $       705,700 $        548,970 $        371,272 $     2,136,823  $     2,036,161
                                 ===============  =============== ================ ================ ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                           PIONEER VCT                     PIONEER VCT
                                   IBBOTSON GROWTH ALLOCATION     IBBOTSON MODERATE ALLOCATION       PIONEER VCT MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- ------------------------------- --------------------------------
                                      2012            2011            2012             2011            2012            2011
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $        19,019  $        54,501 $       255,252 $       258,516 $     (308,091)  $     (382,036)
   Net realized gains (losses).         369,421          570,575         292,055         478,836        (22,002)        (196,587)
   Change in unrealized gains
     (losses) on investments...       1,375,293      (1,522,642)       2,023,933     (1,687,092)       4,990,668      (3,104,961)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........       1,763,733        (897,566)       2,571,240       (949,740)       4,660,575      (3,683,584)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......         641,966          511,714         195,281         328,456       7,895,929       10,108,088
   Net transfers (including fixed
     account)..................       (586,915)           91,092         603,458       (397,747)         302,978           93,726
   Contract charges............       (176,884)        (171,221)       (347,432)       (304,770)       (363,551)        (247,775)
   Transfers for contract benefits
     and terminations..........       (271,037)      (1,184,076)       (549,849)       (224,335)     (5,196,081)      (3,747,196)
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...       (392,870)        (752,491)        (98,542)       (598,396)       2,639,275        6,206,843
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
     Net increase (decrease)
       in net assets...........       1,370,863      (1,650,057)       2,472,698     (1,548,136)       7,299,850        2,523,259
NET ASSETS:
   Beginning of year...........      17,736,364       19,386,421      25,968,930      27,517,066      49,145,077       46,621,818
                                ---------------  --------------- --------------- --------------- ---------------  ---------------
   End of year................. $    19,107,227  $    17,736,364 $    28,441,628 $    25,968,930 $    56,444,927  $    49,145,077
                                ===============  =============== =============== =============== ===============  ===============


                                PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GROWTH STOCK    T. ROWE PRICE INTERNATIONAL STOCK
                                          SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                -------------------------------- -------------------------------- ---------------------------------
                                     2012             2011             2012            2011             2012             2011
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $         1,265 $          1,519 $      (47,423)  $      (59,282)  $         2,166 $         2,664
   Net realized gains (losses).          26,262           38,424         237,825          190,162          (5,645)           7,435
   Change in unrealized gains
     (losses) on investments...           8,731         (16,981)         849,311        (236,045)          113,047       (113,333)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........          36,258           22,962       1,039,713        (105,165)          109,568       (103,234)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......           1,012            5,618         218,037          216,607           27,542          41,333
   Net transfers (including fixed
     account)..................           3,518           32,428       (456,841)        (663,078)        (158,822)        (34,802)
   Contract charges............         (2,765)          (2,402)         (1,517)          (1,812)            (158)           (248)
   Transfers for contract benefits
     and terminations..........        (52,356)         (40,967)       (410,744)        (601,473)         (43,778)       (129,646)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...        (50,591)          (5,323)       (651,065)      (1,049,756)        (175,216)       (123,363)
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
     Net increase (decrease)
       in net assets...........        (14,333)           17,639         388,648      (1,154,921)         (65,648)       (226,597)
NET ASSETS:
   Beginning of year...........         251,847          234,208       6,015,937        7,170,858          705,529         932,126
                                --------------- ---------------- ---------------  ---------------  --------------- ---------------
   End of year................. $       237,514 $        251,847 $     6,404,585  $     6,015,937  $       639,881 $       705,529
                                =============== ================ ===============  ===============  =============== ===============


                                   T. ROWE PRICE PRIME RESERVE
                                           SUB-ACCOUNT
                                --------------------------------
                                      2012             2011
                                ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) $       (7,879)  $       (9,971)
   Net realized gains (losses).              --               --
   Change in unrealized gains
     (losses) on investments...              --               --
                                ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.........         (7,879)          (9,971)
                                ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners......             301              256
   Net transfers (including fixed
     account)..................       (199,272)        (193,918)
   Contract charges............           (187)            (252)
   Transfers for contract benefits
     and terminations..........        (43,573)         (86,977)
                                ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions...       (242,731)        (280,891)
                                ---------------  ---------------
     Net increase (decrease)
       in net assets...........       (250,610)        (290,862)
NET ASSETS:
   Beginning of year...........         973,756        1,264,618
                                ---------------  ---------------
   End of year................. $       723,146  $       973,756
                                ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011


                                                                                                   UIF U.S. REAL ESTATE
                                                                                                        SUB-ACCOUNT
                                                                                             ---------------------------------
                                                                                                   2012             2011
                                                                                             ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................................................. $      (505,482) $      (457,211)
   Net realized gains (losses)..............................................................        (531,267)      (1,101,621)
   Change in unrealized gains (losses) on investments.......................................       11,927,777        4,597,096
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets resulting from operations........................       10,891,028        3,038,264
                                                                                             ---------------- ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract owners..........................................       13,220,555       14,746,373
   Net transfers (including fixed account)..................................................          684,788      (3,659,645)
   Contract charges.........................................................................        (537,546)        (314,694)
   Transfers for contract benefits and terminations.........................................     (10,065,780)      (6,209,041)
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets resulting from contract transactions.............        3,302,017        4,562,993
                                                                                             ---------------- ----------------
     Net increase (decrease) in net assets..................................................       14,193,045        7,601,257
NET ASSETS:
   Beginning of year........................................................................       76,564,905       68,963,648
                                                                                             ---------------- ----------------
   End of year.............................................................................. $     90,757,950 $     76,564,905
                                                                                             ================ ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable                 Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                           Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")             MFS Variable Insurance Trust ("MFS VIT")
DWS Variable Series I ("DWS I")                                Neuberger Berman Equity Funds ("Neuberger
Federated Insurance Series ("Federated")                          Berman")
Fidelity Variable Insurance Products ("Fidelity VIP")          Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust              ("Oppenheimer VA")
   ("FTVIPT")                                                  Pioneer Variable Contracts Trust ("Pioneer VCT")
Janus Aspen Series ("Janus Aspen")                             T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                      T. Rowe Price International Funds, Inc.
   ("LMPVET")                                                  T. Rowe Price Prime Reserve Fund, Inc.
Legg Mason Partners Variable Income Trust                      The Alger Portfolios ("Alger")
   ("LMPVIT")                                                  The Universal Institutional Funds, Inc. ("UIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2012:

Alger Small Cap Growth Sub-Account                       Fidelity VIP Equity-Income Sub-Account
American Funds Bond Sub-Account                          Fidelity VIP FundsManager 50% Sub-Account (b)
American Funds Global Growth Sub-Account                 Fidelity VIP FundsManager 60% Sub-Account
American Funds Global Small Capitalization               Fidelity VIP Growth Sub-Account
   Sub-Account                                           Fidelity VIP Index 500 Sub-Account
American Funds Growth Sub-Account                        Fidelity VIP Mid Cap Sub-Account
American Funds Growth-Income Sub-Account                 Fidelity VIP Money Market Sub-Account (a)
DWS I International Sub-Account                          Fidelity VIP Overseas Sub-Account
Federated High Income Bond Sub-Account                   FTVIPT Franklin Income Securities Sub-Account
Federated Kaufman Sub-Account                            FTVIPT Franklin Small Cap Value Securities
Fidelity VIP Asset Manager Sub-Account                     Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  FTVIPT Mutual Shares Securities Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


FTVIPT Templeton Foreign Securities Sub-Account          MIST American Funds International Sub-Account
FTVIPT Templeton Global Bond Securities                  MIST American Funds Moderate Allocation
   Sub-Account                                             Sub-Account
Invesco V.I. Core Equity Sub-Account                     MIST AQR Global Risk Balanced Sub-Account
Invesco V.I. Global Real Estate Sub-Account              MIST BlackRock Global Tactical Strategies
Invesco V.I. International Growth Sub-Account (a)          Sub-Account
Invesco V.I. Van Kampen American Franchise               MIST BlackRock High Yield Sub-Account (a)
   Sub-Account                                           MIST BlackRock Large Cap Core Sub-Account (a)
Invesco V.I. Van Kampen American Value Sub-Account       MIST Clarion Global Real Estate Sub-Account
Invesco V.I. Van Kampen Equity and Income                MIST Dreman Small Cap Value Sub-Account (a)
   Sub-Account (a)                                       MIST Goldman Sachs Mid Cap Value Sub-Account
Invesco V.I. Van Kampen Growth and Income                MIST Harris Oakmark International Sub-Account (a)
   Sub-Account (a)                                       MIST Invesco Balanced-Risk Allocation
Janus Aspen Worldwide Sub-Account                          Sub-Account (b)
LMPVET ClearBridge Variable Aggressive Growth            MIST Invesco Small Cap Growth Sub-Account (a)
   Sub-Account (a)                                       MIST Janus Forty Sub-Account (a)
LMPVET ClearBridge Variable Appreciation                 MIST Jennison Large Cap Equity Sub-Account
   Sub-Account                                           MIST JPMorgan Global Active Allocation
LMPVET ClearBridge Variable Equity Income Builder          Sub-Account (b)
   Sub-Account (a)                                       MIST Legg Mason ClearBridge Aggressive Growth
LMPVET ClearBridge Variable Fundamental All Cap            Sub-Account
   Value Sub-Account                                     MIST Loomis Sayles Global Markets Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Lord Abbett Bond Debenture Sub-Account (a)
   Sub-Account                                           MIST Lord Abbett Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Large Cap Value              MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Small Cap Growth               Sub-Account
   Sub-Account                                           MIST Met/Franklin Mutual Shares Sub-Account
LMPVET Investment Counsel Variable Social                MIST Met/Franklin Templeton Founding Strategy
   Awareness Sub-Account                                   Sub-Account
LMPVET Variable Lifestyle Allocation 50%                 MIST Met/Templeton Growth Sub-Account
   Sub-Account                                           MIST Met/Templeton International Bond Sub-Account
LMPVET Variable Lifestyle Allocation 70%                 MIST MetLife Aggressive Strategy Sub-Account
   Sub-Account                                           MIST MetLife Balanced Plus Sub-Account
LMPVET Variable Lifestyle Allocation 85%                 MIST MetLife Balanced Strategy Sub-Account
   Sub-Account                                           MIST MetLife Defensive Strategy Sub-Account
LMPVIT Western Asset Variable Global High Yield          MIST MetLife Growth Strategy Sub-Account
   Bond Sub-Account                                      MIST MetLife Moderate Strategy Sub-Account
MFS VIT Investors Trust Sub-Account                      MIST MetLife Multi-Index Targeted Risk
MFS VIT New Discovery Sub-Account                          Sub-Account (b)
MFS VIT Research Sub-Account                             MIST MFS Emerging Markets Equity Sub-Account
MIST AllianceBernstein Global Dynamic Allocation         MIST MFS Research International Sub-Account (a)
   Sub-Account                                           MIST MLA Mid Cap Sub-Account
MIST American Funds Balanced Allocation Portfolio        MIST Morgan Stanley Mid Cap Growth Sub-Account (a)
   Sub-Account                                           MIST PIMCO Inflation Protected Bond Sub-Account
MIST American Funds Bond Sub-Account                     MIST PIMCO Total Return Sub-Account (a)
MIST American Funds Growth Allocation                    MIST Pioneer Fund Sub-Account (a)
   Sub-Account                                           MIST Pioneer Strategic Income Sub-Account (a)
MIST American Funds Growth Sub-Account                   MIST Pyramis Government Income Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST RCM Technology Sub-Account (a)                        MSF MetLife Stock Index Sub-Account (a)
MIST Schroders Global Multi-Asset Sub-Account (b)          MSF MFS Total Return Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account                MSF MFS Value Sub-Account (a)
MIST SSgA Growth ETF Sub-Account                           MSF MSCI EAFE Index Sub-Account (a)
MIST T. Rowe Price Large Cap Value Sub-Account (a)         MSF Neuberger Berman Genesis Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              MSF Oppenheimer Global Equity Sub-Account
MIST Third Avenue Small Cap Value Sub-Account (a)          MSF Russell 2000 Index Sub-Account (a)
MIST Turner Mid Cap Growth Sub-Account                     MSF T. Rowe Price Large Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account                       MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MSF Baillie Gifford International Stock Sub-Account (a)    MSF Van Eck Global Natural Resources Sub-Account
MSF Barclays Capital Aggregate Bond Index                  MSF Western Asset Management U.S. Government
   Sub-Account (a)                                            Sub-Account (a)
MSF BlackRock Bond Income Sub-Account (a)                  Neuberger Berman Genesis Sub-Account
MSF BlackRock Large Cap Value Sub-Account                  Oppenheimer VA Core Bond Sub-Account
MSF BlackRock Legacy Large Cap Growth                      Oppenheimer VA Global Strategic Income
   Sub-Account (a)                                            Sub-Account
MSF BlackRock Money Market Sub-Account (a)                 Oppenheimer VA Main Street Small- & Mid-Cap
MSF Davis Venture Value Sub-Account (a)                       Sub-Account (a)
MSF FI Value Leaders Sub-Account                           Oppenheimer VA Main Street Sub-Account
MSF Jennison Growth Sub-Account (a)                        Oppenheimer VA Money Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               Pioneer VCT Emerging Markets Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account (b)         Pioneer VCT Equity Income Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)              Pioneer VCT Fundamental Value Sub-Account
MSF Met/Dimensional International Small Company            Pioneer VCT Ibbotson Growth Allocation Sub-Account
   Sub-Account                                             Pioneer VCT Ibbotson Moderate Allocation
MSF MetLife Conservative Allocation Sub-Account               Sub-Account
MSF MetLife Conservative to Moderate Allocation            Pioneer VCT Mid Cap Value Sub-Account
   Sub-Account                                             Pioneer VCT Real Estate Shares Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account (a)            T. Rowe Price Growth Stock Sub-Account
MSF MetLife Moderate Allocation Sub-Account                T. Rowe Price International Stock Sub-Account
MSF MetLife Moderate to Aggressive Allocation              T. Rowe Price Prime Reserve Sub-Account
   Sub-Account                                             UIF U.S. Real Estate Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the year ended December 31, 2012.

B. The following Sub-Account had no net assets as of December 31, 2012:

Federated Managed Volatility Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2012:

Invesco V.I. Capital Appreciation Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MSF Lord Abbett Mid Cap Value Sub-Account

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                                 New Name

Invesco Van Kampen V.I. Capital Growth Fund                 Invesco Van Kampen V.I. American Franchise Fund
Invesco Van Kampen V.I. Mid Cap Value Fund                  Invesco Van Kampen V.I. American Value Fund
(MIST) Lazard Mid Cap Portfolio                             (MIST) MLA Mid Cap Portfolio
(MIST) Rainier Large Cap Equity Portfolio                   (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                   (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                   (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio              (MSF) Lord Abbett Mid Cap Value Portfolio
Pioneer VCT Cullen Value Portfolio                          Pioneer VCT Fundamental Value Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

Invesco V.I. Capital Appreciation Fund                      Invesco Van Kampen V.I. American Franchise Fund
(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)



SECURITY VALUATION -- (CONCLUDED)
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.


NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)



ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company, are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

   Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                             0.70% - 2.05%
     -----------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                         0.10% - 0.25%
     -----------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                           0.15% - 0.35%
     -----------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                   0.10%
     -----------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                1.50%
     -----------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                          0.25%
     -----------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

   Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

   Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

   Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

   Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

   Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

   Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2012:

     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.75%
     -----------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                                0.50% - 1.80%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                                0.25% - 1.20%
     -----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                            0.50% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                       0.60% - 1.50%
     -----------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                       0.50% - 1.00%
     -----------------------------------------------------------------------------------------------------------------------------

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS



                                                                         AS OF DECEMBER 31, 2012
                                                                     --------------------------------

                                                                        SHARES             COST ($)
                                                                     -------------      -------------
     Alger Small Cap Growth Sub-Account............................      1,894,388         54,792,839
     American Funds Bond Sub-Account...............................     12,463,118        132,592,774
     American Funds Global Growth Sub-Account......................     10,720,793        225,088,089
     American Funds Global Small Capitalization Sub-Account........      4,953,996         94,327,598
     American Funds Growth Sub-Account.............................     11,524,666        596,656,377
     American Funds Growth-Income Sub-Account......................      8,180,531        289,142,427
     DWS I International Sub-Account...............................      2,127,288         21,896,264
     Federated High Income Bond Sub-Account........................          3,474             24,461
     Federated Kaufman Sub-Account.................................          2,220             29,049
     Fidelity VIP Asset Manager Sub-Account........................      5,645,376         86,068,392
     Fidelity VIP Contrafund Sub-Account...........................     17,847,603        413,067,223
     Fidelity VIP Equity-Income Sub-Account........................        276,993          6,258,964
     Fidelity VIP FundsManager 50% Sub-Account (a).................     41,830,640        444,808,707
     Fidelity VIP FundsManager 60% Sub-Account.....................    344,505,085      3,336,356,120
     Fidelity VIP Growth Sub-Account...............................      3,253,254        122,314,449
     Fidelity VIP Index 500 Sub-Account............................        420,816         53,553,240
     Fidelity VIP Mid Cap Sub-Account..............................     10,834,986        307,325,311
     Fidelity VIP Money Market Sub-Account.........................     73,659,407         73,659,407
     Fidelity VIP Overseas Sub-Account.............................        325,733          5,915,275
     FTVIPT Franklin Income Securities Sub-Account.................     16,799,228        251,076,004
     FTVIPT Franklin Small Cap Value Securities Sub-Account........      4,733,740         70,627,100
     FTVIPT Mutual Shares Securities Sub-Account...................      7,536,618        129,126,522
     FTVIPT Templeton Foreign Securities Sub-Account...............      5,622,020         83,584,007
     FTVIPT Templeton Global Bond Securities Sub-Account...........     11,148,610        205,488,855
     Invesco V.I. Core Equity Sub-Account..........................          7,996            201,514
     Invesco V.I. Global Real Estate Sub-Account...................      1,542,196         20,518,309
     Invesco V.I. International Growth Sub-Account.................      7,405,049        194,618,404
     Invesco V.I. Van Kampen American Franchise Sub-Account........          4,131            142,172
     Invesco V.I. Van Kampen American Value Sub-Account............      4,502,701         55,764,972
     Invesco V.I. Van Kampen Equity and Income Sub-Account.........     33,019,624        447,944,591
     Invesco V.I. Van Kampen Growth and Income Sub-Account.........     13,391,414        234,429,357
     Janus Aspen Worldwide Sub-Account.............................            184              4,337
     LMPVET ClearBridge Variable Aggressive Growth
        Sub-Account................................................      9,836,414        151,619,845
     LMPVET ClearBridge Variable Appreciation Sub-Account..........     10,751,812        254,815,651
     LMPVET ClearBridge Variable Equity Income Builder
        Sub-Account................................................     11,607,930        126,002,939
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Sub-Account................................................      5,077,627        103,960,562
     LMPVET ClearBridge Variable Large Cap Growth
        Sub-Account................................................        240,373          3,767,882
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.......        307,821          4,429,839
     LMPVET ClearBridge Variable Small Cap Growth
        Sub-Account................................................      3,694,849         53,795,210
     LMPVET Investment Counsel Variable Social Awareness
        Sub-Account................................................         11,002            268,960
     LMPVET Variable Lifestyle Allocation 50% Sub-Account..........      2,593,009         30,675,918
     LMPVET Variable Lifestyle Allocation 70% Sub-Account..........        219,772          2,386,470
     LMPVET Variable Lifestyle Allocation 85% Sub-Account..........      6,019,408         69,108,327
     LMPVIT Western Asset Variable Global High Yield Bond
        Sub-Account................................................     11,301,966         92,993,564

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     Alger Small Cap Growth Sub-Account............................      12,214,331          5,893,170
     American Funds Bond Sub-Account...............................      24,390,084          5,076,512
     American Funds Global Growth Sub-Account......................      16,295,322          9,366,147
     American Funds Global Small Capitalization Sub-Account........      14,587,851          6,413,911
     American Funds Growth Sub-Account.............................      36,393,044         16,676,191
     American Funds Growth-Income Sub-Account......................      15,864,473         18,039,926
     DWS I International Sub-Account...............................         822,189          2,230,810
     Federated High Income Bond Sub-Account........................           2,415              9,376
     Federated Kaufman Sub-Account.................................              --             33,907
     Fidelity VIP Asset Manager Sub-Account........................       2,424,829         12,268,513
     Fidelity VIP Contrafund Sub-Account...........................      50,415,984         26,356,406
     Fidelity VIP Equity-Income Sub-Account........................         550,033            897,707
     Fidelity VIP FundsManager 50% Sub-Account (a).................     444,829,268             20,846
     Fidelity VIP FundsManager 60% Sub-Account.....................     796,518,439         70,494,860
     Fidelity VIP Growth Sub-Account...............................       4,833,123         18,196,752
     Fidelity VIP Index 500 Sub-Account............................       2,105,705          8,296,367
     Fidelity VIP Mid Cap Sub-Account..............................      78,451,090          1,292,405
     Fidelity VIP Money Market Sub-Account.........................     233,238,575        232,647,824
     Fidelity VIP Overseas Sub-Account.............................         280,403            525,347
     FTVIPT Franklin Income Securities Sub-Account.................      41,502,311          7,406,846
     FTVIPT Franklin Small Cap Value Securities Sub-Account........      24,737,392            585,065
     FTVIPT Mutual Shares Securities Sub-Account...................       8,229,951         11,046,260
     FTVIPT Templeton Foreign Securities Sub-Account...............       7,610,790          6,403,235
     FTVIPT Templeton Global Bond Securities Sub-Account...........      67,666,695          3,566,505
     Invesco V.I. Core Equity Sub-Account..........................           2,419             70,636
     Invesco V.I. Global Real Estate Sub-Account...................       6,124,111            524,680
     Invesco V.I. International Growth Sub-Account.................      42,269,921            725,883
     Invesco V.I. Van Kampen American Franchise Sub-Account........          98,032             48,085
     Invesco V.I. Van Kampen American Value Sub-Account............      13,484,957          2,109,841
     Invesco V.I. Van Kampen Equity and Income Sub-Account.........      51,250,988         12,880,484
     Invesco V.I. Van Kampen Growth and Income Sub-Account.........      35,779,512          1,880,167
     Janus Aspen Worldwide Sub-Account.............................              46                 53
     LMPVET ClearBridge Variable Aggressive Growth
        Sub-Account................................................      18,974,607         14,872,902
     LMPVET ClearBridge Variable Appreciation Sub-Account..........      35,616,493          2,567,416
     LMPVET ClearBridge Variable Equity Income Builder
        Sub-Account................................................      31,313,766         11,252,268
     LMPVET ClearBridge Variable Fundamental All Cap Value
        Sub-Account................................................       5,598,634          9,289,645
     LMPVET ClearBridge Variable Large Cap Growth
        Sub-Account................................................         555,261          1,474,740
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.......       1,292,216            941,177
     LMPVET ClearBridge Variable Small Cap Growth
        Sub-Account................................................      19,040,954          2,742,335
     LMPVET Investment Counsel Variable Social Awareness
        Sub-Account................................................           9,714            267,064
     LMPVET Variable Lifestyle Allocation 50% Sub-Account..........       7,889,283          2,102,408
     LMPVET Variable Lifestyle Allocation 70% Sub-Account..........          75,552            934,449
     LMPVET Variable Lifestyle Allocation 85% Sub-Account..........       9,377,253          4,899,822
     LMPVIT Western Asset Variable Global High Yield Bond
        Sub-Account................................................      18,598,162          3,657,980

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                         AS OF DECEMBER 31, 2012
                                                                    ---------------------------------

                                                                        SHARES            COST ($)
                                                                    --------------     --------------
     MFS VIT Investors Trust Sub-Account..........................             894             16,248
     MFS VIT New Discovery Sub-Account............................           2,651             39,810
     MFS VIT Research Sub-Account.................................           2,295             37,479
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account...............................................     263,910,605      2,598,855,340
     MIST American Funds Balanced Allocation
        Sub-Account...............................................     297,515,359      2,590,608,162
     MIST American Funds Bond Sub-Account.........................      32,874,048        321,187,350
     MIST American Funds Growth Allocation Sub-Account............     149,367,825      1,162,841,721
     MIST American Funds Growth Sub-Account.......................      53,601,750        418,226,499
     MIST American Funds International Sub-Account................      36,616,148        279,767,383
     MIST American Funds Moderate Allocation Sub-Account..........     165,016,743      1,494,172,050
     MIST AQR Global Risk Balanced Sub-Account....................     325,808,117      3,474,992,199
     MIST BlackRock Global Tactical Strategies Sub-Account........     467,451,876      4,544,016,767
     MIST BlackRock High Yield Sub-Account........................      31,271,538        255,982,823
     MIST BlackRock Large Cap Core Sub-Account....................       1,496,608         13,144,382
     MIST Clarion Global Real Estate Sub-Account..................      15,486,289        174,230,888
     MIST Dreman Small Cap Value Sub-Account......................       1,593,961         20,269,418
     MIST Goldman Sachs Mid Cap Value Sub-Account.................       9,929,517        126,363,943
     MIST Harris Oakmark International Sub-Account................      36,285,639        482,213,774
     MIST Invesco Balanced-Risk Allocation Sub-Account (b)........      63,052,663        650,553,911
     MIST Invesco Small Cap Growth Sub-Account....................      15,758,675        201,131,530
     MIST Janus Forty Sub-Account.................................       1,419,656         95,570,727
     MIST Jennison Large Cap Equity Sub-Account...................       7,704,315         61,445,536
     MIST JPMorgan Global Active Allocation Sub-Account (b).......      26,911,639        275,063,617
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account...............................................      32,397,324        249,927,755
     MIST Loomis Sayles Global Markets Sub-Account................      13,728,220        154,024,358
     MIST Lord Abbett Bond Debenture Sub-Account..................      20,009,506        240,406,456
     MIST Lord Abbett Mid Cap Value Sub-Account...................       7,967,103        110,966,543
     MIST Met/Eaton Vance Floating Rate Sub-Account...............       5,093,708         52,605,705
     MIST Met/Franklin Low Duration Total Return Sub-Account......       4,326,393         43,055,812
     MIST Met/Franklin Mutual Shares Sub-Account..................      21,077,164        164,620,789
     MIST Met/Franklin Templeton Founding Strategy
        Sub-Account...............................................      60,331,652        517,454,216
     MIST Met/Templeton Growth Sub-Account........................       5,759,890         56,763,453
     MIST Met/Templeton International Bond Sub-Account............       4,830,617         56,629,912
     MIST MetLife Aggressive Strategy Sub-Account.................      52,257,343        531,864,572
     MIST MetLife Balanced Plus Sub-Account.......................     429,271,910      4,183,106,886
     MIST MetLife Balanced Strategy Sub-Account...................     628,528,666      6,503,885,834
     MIST MetLife Defensive Strategy Sub-Account..................     203,034,446      2,081,698,937
     MIST MetLife Growth Strategy Sub-Account.....................     451,115,437      5,045,792,006
     MIST MetLife Moderate Strategy Sub-Account...................     304,255,368      3,095,267,869
     MIST MetLife Multi-Index Targeted Risk Sub-Account (c).......       1,107,088         11,158,821
     MIST MFS Emerging Markets Equity Sub-Account.................      41,014,013        394,060,343
     MIST MFS Research International Sub-Account..................      30,392,704        329,153,919
     MIST MLA Mid Cap Sub-Account.................................      12,652,869        149,380,963
     MIST Morgan Stanley Mid Cap Growth Sub-Account...............      14,533,844        148,805,914
     MIST PIMCO Inflation Protected Bond Sub-Account..............      86,823,075        961,204,873
     MIST PIMCO Total Return Sub-Account..........................     176,416,975      2,088,718,771
     MIST Pioneer Fund Sub-Account................................      15,146,582        194,604,839

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2012
                                                                    ---------------------------------
                                                                        COST OF           PROCEEDS
                                                                     PURCHASES ($)     FROM SALES ($)
                                                                    --------------     --------------
     MFS VIT Investors Trust Sub-Account..........................             175             18,418
     MFS VIT New Discovery Sub-Account............................           3,978              8,054
     MFS VIT Research Sub-Account.................................             385              2,670
     MIST AllianceBernstein Global Dynamic Allocation
        Sub-Account...............................................     969,138,992            482,514
     MIST American Funds Balanced Allocation
        Sub-Account...............................................     103,746,510        214,680,771
     MIST American Funds Bond Sub-Account.........................      42,433,087         51,458,257
     MIST American Funds Growth Allocation Sub-Account............      40,683,760        144,222,769
     MIST American Funds Growth Sub-Account.......................      15,090,914        110,294,842
     MIST American Funds International Sub-Account................      13,576,779         46,672,090
     MIST American Funds Moderate Allocation Sub-Account..........      71,492,130        139,932,671
     MIST AQR Global Risk Balanced Sub-Account....................   1,597,593,390                 --
     MIST BlackRock Global Tactical Strategies Sub-Account........   1,674,430,396          2,313,472
     MIST BlackRock High Yield Sub-Account........................     113,240,539         74,260,805
     MIST BlackRock Large Cap Core Sub-Account....................       3,455,336          3,437,055
     MIST Clarion Global Real Estate Sub-Account..................      11,270,557         15,709,470
     MIST Dreman Small Cap Value Sub-Account......................       2,076,929          2,393,346
     MIST Goldman Sachs Mid Cap Value Sub-Account.................       3,923,903         17,315,421
     MIST Harris Oakmark International Sub-Account................      33,920,546         77,349,308
     MIST Invesco Balanced-Risk Allocation Sub-Account (b)........     650,553,911                 --
     MIST Invesco Small Cap Growth Sub-Account....................      32,482,416         28,108,647
     MIST Janus Forty Sub-Account.................................      39,432,216         17,150,485
     MIST Jennison Large Cap Equity Sub-Account...................      19,274,463         16,679,077
     MIST JPMorgan Global Active Allocation Sub-Account (b).......     275,063,617                 --
     MIST Legg Mason ClearBridge Aggressive Growth
        Sub-Account...............................................      26,053,421         47,384,034
     MIST Loomis Sayles Global Markets Sub-Account................      15,321,516         25,590,755
     MIST Lord Abbett Bond Debenture Sub-Account..................      27,043,879         29,097,852
     MIST Lord Abbett Mid Cap Value Sub-Account...................       9,973,867         16,692,366
     MIST Met/Eaton Vance Floating Rate Sub-Account...............      18,381,563          9,477,582
     MIST Met/Franklin Low Duration Total Return Sub-Account......      20,710,253          5,524,318
     MIST Met/Franklin Mutual Shares Sub-Account..................      36,642,723         21,934,267
     MIST Met/Franklin Templeton Founding Strategy
        Sub-Account...............................................      48,522,276         68,660,292
     MIST Met/Templeton Growth Sub-Account........................       5,877,968          5,975,308
     MIST Met/Templeton International Bond Sub-Account............      13,102,053          8,744,169
     MIST MetLife Aggressive Strategy Sub-Account.................      16,176,975         76,852,283
     MIST MetLife Balanced Plus Sub-Account.......................   1,757,313,316                 --
     MIST MetLife Balanced Strategy Sub-Account...................     184,787,021        661,197,707
     MIST MetLife Defensive Strategy Sub-Account..................     203,821,126        251,927,502
     MIST MetLife Growth Strategy Sub-Account.....................      95,347,812        564,304,764
     MIST MetLife Moderate Strategy Sub-Account...................     152,970,677        303,092,904
     MIST MetLife Multi-Index Targeted Risk Sub-Account (c).......      11,158,821                 --
     MIST MFS Emerging Markets Equity Sub-Account.................      37,945,921         27,204,570
     MIST MFS Research International Sub-Account..................      14,056,208         29,485,152
     MIST MLA Mid Cap Sub-Account.................................      18,809,022         14,416,879
     MIST Morgan Stanley Mid Cap Growth Sub-Account...............      47,600,096          1,566,232
     MIST PIMCO Inflation Protected Bond Sub-Account..............     178,627,001         91,461,310
     MIST PIMCO Total Return Sub-Account..........................     217,138,730        248,567,509
     MIST Pioneer Fund Sub-Account................................      45,854,754         10,378,815

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONTINUED)



                                                                       AS OF DECEMBER 31, 2012
                                                                   -------------------------------

                                                                      SHARES            COST ($)
                                                                   -------------     -------------
     MIST Pioneer Strategic Income Sub-Account...................     69,612,670       728,844,575
     MIST Pyramis Government Income Sub-Account..................     87,682,107       943,714,804
     MIST RCM Technology Sub-Account.............................     25,162,065       107,515,352
     MIST Schroders Global Multi-Asset Sub-Account (b)...........     18,188,173       188,770,096
     MIST SSgA Growth and Income ETF Sub-Account.................    126,686,304     1,354,330,224
     MIST SSgA Growth ETF Sub-Account............................     38,635,170       382,848,628
     MIST T. Rowe Price Large Cap Value Sub-Account..............     22,077,592       537,640,026
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............     50,874,465       408,857,055
     MIST Third Avenue Small Cap Value Sub-Account...............     18,036,226       248,185,351
     MIST Turner Mid Cap Growth Sub-Account......................      7,010,256        82,820,173
     MIST Van Kampen Comstock Sub-Account........................     30,364,871       257,588,292
     MSF Baillie Gifford International Stock Sub-Account.........        282,409         3,444,438
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......     13,336,626       146,669,284
     MSF BlackRock Bond Income Sub-Account.......................        506,258        53,963,307
     MSF BlackRock Large Cap Value Sub-Account...................        303,830         3,294,867
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........        416,077         9,812,862
     MSF BlackRock Money Market Sub-Account......................      5,691,101       569,110,091
     MSF Davis Venture Value Sub-Account.........................     17,320,778       465,226,393
     MSF FI Value Leaders Sub-Account............................         33,977         5,215,667
     MSF Jennison Growth Sub-Account.............................     40,369,306       458,715,052
     MSF Loomis Sayles Small Cap Core Sub-Account................         50,563        10,354,547
     MSF Loomis Sayles Small Cap Growth Sub-Account (b)..........          3,795            39,929
     MSF Met/Artisan Mid Cap Value Sub-Account...................      1,123,045       235,411,893
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................      3,815,689        53,843,501
     MSF MetLife Conservative Allocation Sub-Account.............        814,084         8,684,235
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account...............................................        628,780         6,575,522
     MSF MetLife Mid Cap Stock Index Sub-Account.................      6,214,782        79,521,540
     MSF MetLife Moderate Allocation Sub-Account.................      3,491,582        38,385,441
     MSF MetLife Moderate to Aggressive Allocation
       Sub-Account...............................................      4,409,282        49,510,651
     MSF MetLife Stock Index Sub-Account.........................     13,690,265       382,026,853
     MSF MFS Total Return Sub-Account............................        252,955        34,706,841
     MSF MFS Value Sub-Account...................................      3,499,120        43,218,920
     MSF MSCI EAFE Index Sub-Account.............................      7,064,920        79,505,155
     MSF Neuberger Berman Genesis Sub-Account....................        895,232        12,626,254
     MSF Oppenheimer Global Equity Sub-Account...................        603,597         8,993,517
     MSF Russell 2000 Index Sub-Account..........................      6,418,718        80,179,260
     MSF T. Rowe Price Large Cap Growth Sub-Account..............         85,611         1,250,417
     MSF T. Rowe Price Small Cap Growth Sub-Account..............        455,933         5,781,288
     MSF Van Eck Global Natural Resources Sub-Account............      8,714,721       130,652,822
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................     25,486,615       306,288,333
     Neuberger Berman Genesis Sub-Account........................            160             5,620
     Oppenheimer VA Core Bond Sub-Account........................          1,097            11,473
     Oppenheimer VA Global Strategic Income Sub-Account..........            806             3,949
     Oppenheimer VA Main Street Small- & Mid-Cap Sub-Account.....      4,814,190        70,324,058
     Oppenheimer VA Main Street Sub-Account......................          3,490            71,341
     Oppenheimer VA Money Sub-Account............................        112,965           112,965
     Pioneer VCT Emerging Markets Sub-Account....................         30,962           746,374

                                                                         FOR THE YEAR ENDED
                                                                          DECEMBER 31, 2012
                                                                   --------------------------------
                                                                      COST OF           PROCEEDS
                                                                   PURCHASES ($)     FROM SALES ($)
                                                                   -------------     --------------
     MIST Pioneer Strategic Income Sub-Account...................    186,822,132         22,875,035
     MIST Pyramis Government Income Sub-Account..................    512,521,581         53,543,096
     MIST RCM Technology Sub-Account.............................     30,240,979         25,050,082
     MIST Schroders Global Multi-Asset Sub-Account (b)...........    188,770,096                 --
     MIST SSgA Growth and Income ETF Sub-Account.................    154,567,543        130,878,433
     MIST SSgA Growth ETF Sub-Account............................     71,201,601         67,632,992
     MIST T. Rowe Price Large Cap Value Sub-Account..............     14,727,651         64,722,887
     MIST T. Rowe Price Mid Cap Growth Sub-Account...............     75,784,120         46,060,817
     MIST Third Avenue Small Cap Value Sub-Account...............      4,768,081         56,870,208
     MIST Turner Mid Cap Growth Sub-Account......................     21,601,893         17,621,489
     MIST Van Kampen Comstock Sub-Account........................     44,091,533         29,589,061
     MSF Baillie Gifford International Stock Sub-Account.........        178,295            858,772
     MSF Barclays Capital Aggregate Bond Index Sub-Account.......     32,562,784         11,268,521
     MSF BlackRock Bond Income Sub-Account.......................     12,132,958          5,822,493
     MSF BlackRock Large Cap Value Sub-Account...................        927,840            723,590
     MSF BlackRock Legacy Large Cap Growth Sub-Account...........      2,515,269          3,660,353
     MSF BlackRock Money Market Sub-Account......................    184,568,897        249,084,031
     MSF Davis Venture Value Sub-Account.........................     12,333,719        106,748,051
     MSF FI Value Leaders Sub-Account............................        737,341            894,215
     MSF Jennison Growth Sub-Account.............................    298,837,526         61,296,332
     MSF Loomis Sayles Small Cap Core Sub-Account................      2,908,639          2,067,808
     MSF Loomis Sayles Small Cap Growth Sub-Account (b)..........         40,004                 76
     MSF Met/Artisan Mid Cap Value Sub-Account...................      7,857,564         28,399,991
     MSF Met/Dimensional International Small Company
       Sub-Account...............................................     11,517,817          8,785,708
     MSF MetLife Conservative Allocation Sub-Account.............      1,485,474          2,511,927
     MSF MetLife Conservative to Moderate Allocation
       Sub-Account...............................................        850,522            962,106
     MSF MetLife Mid Cap Stock Index Sub-Account.................     15,395,158         13,049,834
     MSF MetLife Moderate Allocation Sub-Account.................      2,931,934          9,854,145
     MSF MetLife Moderate to Aggressive Allocation
       Sub-Account...............................................      1,505,567          4,794,072
     MSF MetLife Stock Index Sub-Account.........................    146,219,861        106,529,514
     MSF MFS Total Return Sub-Account............................      3,919,482          7,868,476
     MSF MFS Value Sub-Account...................................      5,529,557          6,600,950
     MSF MSCI EAFE Index Sub-Account.............................     12,375,966         10,660,274
     MSF Neuberger Berman Genesis Sub-Account....................      1,870,131          2,412,789
     MSF Oppenheimer Global Equity Sub-Account...................        376,443          1,455,368
     MSF Russell 2000 Index Sub-Account..........................     43,506,743         27,482,475
     MSF T. Rowe Price Large Cap Growth Sub-Account..............        692,609            920,233
     MSF T. Rowe Price Small Cap Growth Sub-Account..............      1,337,641          1,418,036
     MSF Van Eck Global Natural Resources Sub-Account............     24,523,424         15,130,195
     MSF Western Asset Management U.S. Government
       Sub-Account...............................................     56,127,864         31,813,020
     Neuberger Berman Genesis Sub-Account........................            340                 74
     Oppenheimer VA Core Bond Sub-Account........................            444              2,031
     Oppenheimer VA Global Strategic Income Sub-Account..........            306                 53
     Oppenheimer VA Main Street Small- & Mid-Cap Sub-Account.....      4,962,954          4,514,789
     Oppenheimer VA Main Street Sub-Account......................            810             39,766
     Oppenheimer VA Money Sub-Account............................             11              1,755
     Pioneer VCT Emerging Markets Sub-Account....................        254,500            223,045

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)



                                                                          AS OF DECEMBER 31, 2012
                                                                     ---------------------------------

                                                                        SHARES             COST ($)
                                                                     -------------      --------------
     Pioneer VCT Equity Income Sub-Account.........................         25,419             448,398
     Pioneer VCT Fundamental Value Sub-Account.....................        181,244           1,709,821
     Pioneer VCT Ibbotson Growth Allocation Sub-Account............      1,710,586          13,091,607
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account..........      2,569,255          21,493,855
     Pioneer VCT Mid Cap Value Sub-Account.........................      3,262,715          55,771,335
     Pioneer VCT Real Estate Shares Sub-Account....................         11,921             160,169
     T. Rowe Price Growth Stock Sub-Account........................        169,523           4,796,112
     T. Rowe Price International Stock Sub-Account.................         44,436             611,014
     T. Rowe Price Prime Reserve Sub-Account.......................        723,146             723,146
     UIF U.S. Real Estate Sub-Account..............................      5,821,549          92,921,732

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2012
                                                                     ---------------------------------
                                                                         COST OF           PROCEEDS
                                                                      PURCHASES ($)     FROM SALES ($)
                                                                     --------------     --------------
     Pioneer VCT Equity Income Sub-Account.........................         173,503             22,445
     Pioneer VCT Fundamental Value Sub-Account.....................         130,035            224,233
     Pioneer VCT Ibbotson Growth Allocation Sub-Account............         892,596          1,266,482
     Pioneer VCT Ibbotson Moderate Allocation Sub-Account..........       1,444,746          1,288,065
     Pioneer VCT Mid Cap Value Sub-Account.........................       5,087,131          2,755,946
     Pioneer VCT Real Estate Shares Sub-Account....................          32,339             81,662
     T. Rowe Price Growth Stock Sub-Account........................         366,269          1,064,760
     T. Rowe Price International Stock Sub-Account.................          38,224            211,278
     T. Rowe Price Prime Reserve Sub-Account.......................         298,909            549,500
     UIF U.S. Real Estate Sub-Account..............................      10,312,244          7,515,727

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                       ALGER SMALL CAP GROWTH          AMERICAN FUNDS BOND       AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------   -------------

Units beginning of year...........      5,212,661       5,634,931      6,703,194       5,183,483     8,205,329       7,470,107
Units issued and transferred
   from other funding options.....        325,189         316,024      2,184,489       2,713,714     1,718,893       2,118,337
Units redeemed and transferred to
   other funding options..........      (742,305)       (738,294)    (1,199,872)     (1,194,003)   (1,438,309)     (1,383,115)
                                   --------------  -------------- --------------  -------------- -------------   -------------
Units end of year.................      4,795,545       5,212,661      7,687,811       6,703,194     8,485,913       8,205,329
                                   ==============  ============== ==============  ============== =============   =============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION      AMERICAN FUNDS GROWTH      AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- --------------  -------------

Units beginning of year...........      3,080,674       2,578,008      3,976,212       3,717,676      2,773,925      2,639,070
Units issued and transferred
   from other funding options.....        863,669       1,050,382        749,508         960,174        440,944        570,737
Units redeemed and transferred to
   other funding options..........      (558,547)       (547,716)      (612,401)       (701,638)      (469,027)      (435,882)
                                   --------------  -------------- --------------  -------------- --------------  -------------
Units end of year.................      3,385,796       3,080,674      4,113,319       3,976,212      2,745,842      2,773,925
                                   ==============  ============== ==============  ============== ==============  =============

                                       DWS I INTERNATIONAL       FEDERATED HIGH INCOME BOND         FEDERATED KAUFMAN
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- ----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  -------------  -------------- -------------  -------------- -------------  -------------

Units beginning of year..........     2,245,605       2,471,385         3,549           3,566        12,138         14,184
Units issued and transferred
   from other funding options....       214,706         204,514            --              --            --             --
Units redeemed and transferred to
   other funding options.........     (420,079)       (430,294)         (993)            (17)       (6,136)        (2,046)
                                  -------------  -------------- -------------  -------------- -------------  -------------
Units end of year................     2,040,232       2,245,605         2,556           3,549         6,002         12,138
                                  =============  ============== =============  ============== =============  =============


                                   FIDELITY VIP ASSET MANAGER      FIDELITY VIP CONTRAFUND     FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011           2012           2011
                                  --------------  ------------- -------------  -------------- -------------  --------------

Units beginning of year..........      7,353,740      8,263,984    15,588,853      15,707,574       460,289         530,175
Units issued and transferred
   from other funding options....        274,275        312,726     2,218,180       2,315,662         3,099           5,843
Units redeemed and transferred to
   other funding options.........    (1,110,076)    (1,222,970)   (2,202,283)     (2,434,383)      (63,036)        (75,729)
                                  --------------  ------------- -------------  -------------- -------------  --------------
Units end of year................      6,517,939      7,353,740    15,604,750      15,588,853       400,352         460,289
                                  ==============  ============= =============  ============== =============  ==============

                                    FIDELITY VIP
                                        FUNDS             FIDELITY VIP
                                     MANAGER 50%        FUNDSMANAGER 60%              FIDELITY VIP GROWTH
                                     SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- ------------------------------ -----------------------------
                                      2012 (a)         2012            2011           2012            2011
                                   -------------- --------------  -------------- --------------  -------------

Units beginning of year...........             --    272,464,191     118,824,451      9,918,387     10,951,340
Units issued and transferred
   from other funding options.....     39,341,051     86,542,932     160,286,275        730,546        451,048
Units redeemed and transferred to
   other funding options..........      (260,223)   (13,371,122)     (6,646,535)    (1,563,307)    (1,484,001)
                                   -------------- --------------  -------------- --------------  -------------
Units end of year.................     39,080,828    345,636,001     272,464,191      9,085,626      9,918,387
                                   ============== ==============  ============== ==============  =============




                                       FIDELITY VIP INDEX 500         FIDELITY VIP MID CAP         FIDELITY VIP MONEY MARKET
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012            2011
                                   --------------  -------------- --------------  -------------- --------------  -------------

Units beginning of year...........      3,976,112       4,565,389      6,289,465       4,364,581      8,001,050      7,492,405
Units issued and transferred
   from other funding options.....         28,294          13,022      2,176,791       2,636,656    120,413,155    142,314,946
Units redeemed and transferred to
   other funding options..........      (473,980)       (602,299)      (867,344)       (711,772)  (120,372,775)  (141,806,301)
                                   --------------  -------------- --------------  -------------- --------------  -------------
Units end of year.................      3,530,426       3,976,112      7,598,912       6,289,465      8,041,430      8,001,050
                                   ==============  ============== ==============  ============== ==============  =============

                                                                         FTVIPT FRANKLIN                FTVIPT FRANKLIN
                                       FIDELITY VIP OVERSEAS            INCOME SECURITIES         SMALL CAP VALUE SECURITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011           2012           2011           2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........        540,072         593,728      4,290,472      3,722,732      5,710,847       3,178,430
Units issued and transferred
   from other funding options.....         26,857          23,085      1,191,730      1,395,405      3,738,614       3,372,394
Units redeemed and transferred to
   other funding options..........       (57,412)        (76,741)      (773,332)      (827,665)    (1,127,536)       (839,977)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................        509,517         540,072      4,708,870      4,290,472      8,321,925       5,710,847
                                   ==============  ============== ==============  ============= ==============  ==============


                                       FTVIPT MUTUAL SHARES             FTVIPT TEMPLETON              FTVIPT TEMPLETON
                                            SECURITIES                 FOREIGN SECURITIES          GLOBAL BOND SECURITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012            2011          2012            2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  --------------

Units beginning of year...........      5,952,328       5,431,435     2,720,421       2,782,005      8,104,261       4,997,591
Units issued and transferred
   from other funding options.....        965,771       1,448,728       444,001         517,182      4,284,150       4,530,568
Units redeemed and transferred to
   other funding options..........    (1,149,714)       (927,835)     (434,255)       (578,766)    (1,320,603)     (1,423,898)
                                   --------------  -------------- -------------  -------------- --------------  --------------
Units end of year.................      5,768,385       5,952,328     2,730,167       2,720,421     11,067,808       8,104,261
                                   ==============  ============== =============  ============== ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:



                                     INVESCO V.I. CORE EQUITY    INVESCO V.I. GLOBAL REAL ESTATE INVESCO V.I. INTERNATIONAL GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ----------------------------- ------------------------------- ---------------------------------
                                        2012           2011            2012            2011             2012           2011
                                   --------------  -------------  --------------  --------------   -------------  --------------

Units beginning of year...........         63,191         88,640       1,863,096       1,148,943       6,481,068       4,327,573
Units issued and transferred
   from other funding options.....             18             --       1,078,991       1,049,840       2,444,775       2,701,345
Units redeemed and transferred to
   other funding options..........       (14,204)       (25,449)       (385,727)       (335,687)       (798,368)       (547,850)
                                   --------------  -------------  --------------  --------------   -------------  --------------
Units end of year.................         49,005         63,191       2,556,360       1,863,096       8,127,475       6,481,068
                                   ==============  =============  ==============  ==============   =============  ==============


                                      INVESCO V.I. VAN KAMPEN        INVESCO V.I. VAN KAMPEN       INVESCO V.I. VAN KAMPEN
                                        AMERICAN FRANCHISE               AMERICAN VALUE               EQUITY AND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012            2011          2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- --------------  -------------

Units beginning of year...........         18,874         25,363      4,490,470       2,673,648     27,370,136     22,199,448
Units issued and transferred
   from other funding options.....         17,706             --      1,827,974       2,372,998      6,876,521      9,005,018
Units redeemed and transferred to
   other funding options..........        (8,565)        (6,489)      (802,646)       (556,176)    (4,682,799)    (3,834,330)
                                   --------------  ------------- --------------  -------------- --------------  -------------
Units end of year.................         28,015         18,874      5,515,798       4,490,470     29,563,858     27,370,136
                                   ==============  ============= ==============  ============== ==============  =============

                                       INVESCO V.I. VAN KAMPEN                                        LMPVET CLEARBRIDGE
                                          GROWTH AND INCOME           JANUS ASPEN WORLDWIDE       VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........     11,777,382       9,061,763            769             901    11,855,614      11,742,972
Units issued and transferred
   from other funding options.....      3,449,278       4,107,609             --              --     2,474,667       2,843,299
Units redeemed and transferred to
   other funding options..........    (1,819,457)     (1,391,990)             --           (132)   (2,642,527)     (2,730,657)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................     13,407,203      11,777,382            769             769    11,687,754      11,855,614
                                   ==============  ============== ==============  ============== =============  ==============


                                         LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE         LMPVET CLEARBRIDGE VARIABLE
                                        VARIABLE APPRECIATION     VARIABLE EQUITY INCOME BUILDER    FUNDAMENTAL ALL CAP VALUE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -----------------------------
                                        2012            2011            2012            2011           2012           2011
                                   --------------  --------------  --------------  -------------- -------------  --------------

Units beginning of year...........      7,021,537       5,515,253       8,013,455       6,778,039     3,213,146       3,100,875
Units issued and transferred
   from other funding options.....      2,091,600       2,453,739       2,895,083       2,730,896       465,469         664,276
Units redeemed and transferred to
   other funding options..........    (1,204,225)       (947,455)     (1,852,624)     (1,495,480)     (596,944)       (552,005)
                                   --------------  --------------  --------------  -------------- -------------  --------------
Units end of year.................      7,908,912       7,021,537       9,055,914       8,013,455     3,081,671       3,213,146
                                   ==============  ==============  ==============  ============== =============  ==============

                                   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE
                                        LARGE CAP GROWTH               LARGE CAP VALUE              SMALL CAP GROWTH
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  --------------  ------------- -------------  -------------- -------------  --------------

Units beginning of year..........        363,040        459,350       265,335         194,899     2,686,955       2,149,625
Units issued and transferred
   from other funding options....         26,721         39,883        92,095         149,986     1,387,037       1,125,372
Units redeemed and transferred to
   other funding options.........      (106,332)      (136,193)      (71,003)        (79,550)     (616,703)       (588,042)
                                  --------------  ------------- -------------  -------------- -------------  --------------
Units end of year................        283,429        363,040       286,427         265,335     3,457,289       2,686,955
                                  ==============  ============= =============  ============== =============  ==============


                                    LMPVET INVESTMENT COUNSEL          LMPVET VARIABLE               LMPVET VARIABLE
                                    VARIABLE SOCIAL AWARENESS     LIFESTYLE ALLOCATION 50%      LIFESTYLE ALLOCATION 70%
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012            2011          2012           2011           2012           2011
                                  --------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year..........         17,377         17,424      1,414,982        769,522       219,583         236,121
Units issued and transferred
   from other funding options....            341          1,964        529,688        885,922         1,501          23,150
Units redeemed and transferred to
   other funding options.........        (8,533)        (2,011)      (245,227)      (240,462)      (58,742)        (39,688)
                                  --------------  ------------- --------------  ------------- -------------  --------------
Units end of year................          9,185         17,377      1,699,443      1,414,982       162,342         219,583
                                  ==============  ============= ==============  ============= =============  ==============

                                     LMPVET VARIABLE LIFESTYLE   LMPVIT WESTERN ASSET VARIABLE
                                          ALLOCATION 85%            GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........     4,732,454       4,289,092     3,594,817       3,170,899          7,050          8,683
Units issued and transferred
   from other funding options.....       820,273       1,172,315     1,232,020       1,165,713             --             --
Units redeemed and transferred to
   other funding options..........     (537,540)       (728,953)     (787,509)       (741,795)        (3,434)        (1,633)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................     5,015,187       4,732,454     4,039,328       3,594,817          3,616          7,050
                                   =============  ============== =============  ============== ==============  =============


                                                                                               MIST ALLIANCEBERNSTEIN GLOBAL
                                       MFS VIT NEW DISCOVERY           MFS VIT RESEARCH             DYNAMIC ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012          2011 (b)
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........          4,939          4,951          8,675         21,202    168,434,681              --
Units issued and transferred
   from other funding options.....             --             --             --             --    116,824,775     171,624,926
Units redeemed and transferred to
   other funding options..........          (778)           (12)          (340)       (12,527)   (17,925,451)     (3,190,245)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................          4,161          4,939          8,335          8,675    267,334,005     168,434,681
                                   ==============  ============= ==============  ============= ==============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:

                                        MIST AMERICAN FUNDS                                         MIST AMERICAN FUNDS
                                        BALANCED ALLOCATION        MIST AMERICAN FUNDS BOND          GROWTH ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........   306,967,734     251,644,506    32,528,572      26,655,400    159,224,115    155,386,301
Units issued and transferred
   from other funding options.....    19,362,093      89,766,437     7,302,721      15,422,410     14,465,078     31,607,811
Units redeemed and transferred to
   other funding options..........  (33,724,066)    (34,443,209)   (8,588,902)     (9,549,238)   (24,668,730)   (27,769,997)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................   292,605,761     306,967,734    31,242,391      32,528,572    149,020,463    159,224,115
                                   =============  ============== =============  ============== ==============  =============


                                                                      MIST AMERICAN FUNDS           MIST AMERICAN FUNDS
                                    MIST AMERICAN FUNDS GROWTH           INTERNATIONAL              MODERATE ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year...........     64,256,598     52,406,611     39,355,385     33,804,542    168,982,398    143,876,667
Units issued and transferred
   from other funding options.....      8,420,717     26,126,126      5,102,521     15,378,100     10,897,945     47,194,350
Units redeemed and transferred to
   other funding options..........   (17,864,881)   (14,276,139)    (9,098,664)    (9,827,257)   (20,381,258)   (22,088,619)
                                   --------------  ------------- --------------  ------------- --------------  -------------
Units end of year.................     54,812,434     64,256,598     35,359,242     39,355,385    159,499,085    168,982,398
                                   ==============  ============= ==============  ============= ==============  =============

                                                                      MIST BLACKROCK GLOBAL
                                   MIST AQR GLOBAL RISK BALANCED       TACTICAL STRATEGIES         MIST BLACKROCK HIGH YIELD
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ----------------------------- ------------------------------
                                        2012          2011 (b)         2012          2011 (b)        2012            2011
                                   --------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    179,038,392              --    297,189,715             --     10,891,616       9,034,810
Units issued and transferred
   from other funding options.....    166,064,494     182,389,813    206,814,495    303,340,901      6,729,999       9,640,893
Units redeemed and transferred to
   other funding options..........   (20,259,036)     (3,351,421)   (32,090,668)    (6,151,186)    (5,671,782)     (7,784,087)
                                   --------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    324,843,850     179,038,392    471,913,542    297,189,715     11,949,833      10,891,616
                                   ==============  ============== ==============  ============= ==============  ==============



                                   MIST BLACKROCK LARGE CAP CORE  MIST CLARION GLOBAL REAL ESTATE   MIST DREMAN SMALL CAP VALUE
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ------------------------------- ------------------------------
                                        2012            2011            2012           2011            2012            2011
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year...........      1,414,721       1,044,239     11,304,866       9,934,760       1,650,824       1,677,961
Units issued and transferred
   from other funding options.....        448,336         690,281      2,105,122       3,957,434         241,604         380,391
Units redeemed and transferred to
   other funding options..........      (439,815)       (319,799)    (2,442,088)     (2,587,328)       (249,269)       (407,528)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year.................      1,423,242       1,414,721     10,967,900      11,304,866       1,643,159       1,650,824
                                   ==============  ==============  =============  ==============  ==============  ==============

                                                                                                 MIST INVESCO
                                        MIST GOLDMAN SACHS             MIST HARRIS OAKMARK       BALANCED-RISK
                                           MID CAP VALUE                  INTERNATIONAL           ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT            SUB-ACCOUNT
                                   ----------------------------- ------------------------------ --------------
                                        2012            2011          2012            2011         2012 (c)
                                   --------------  ------------- --------------  -------------- --------------

Units beginning of year...........      9,263,271      7,332,195     28,033,038      23,589,953             --
Units issued and transferred
   from other funding options.....      1,124,342      4,171,038      5,193,899      11,194,299    650,591,123
Units redeemed and transferred to
   other funding options..........    (1,901,330)    (2,239,962)    (7,504,644)     (6,751,214)   (19,377,022)
                                   --------------  ------------- --------------  -------------- --------------
Units end of year.................      8,486,283      9,263,271     25,722,293      28,033,038    631,214,101
                                   ==============  ============= ==============  ============== ==============




                                   MIST INVESCO SMALL CAP GROWTH       MIST JANUS FORTY        MIST JENNISON LARGE CAP EQUITY
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    13,942,780      11,943,258        543,584        397,905      7,776,061       5,826,308
Units issued and transferred
   from other funding options.....     3,212,680       5,675,067        362,623        307,018      3,057,285       4,146,884
Units redeemed and transferred to
   other funding options..........   (3,626,803)     (3,675,545)      (219,164)      (161,339)    (2,723,390)     (2,197,131)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    13,528,657      13,942,780        687,043        543,584      8,109,956       7,776,061
                                   =============  ============== ==============  ============= ==============  ==============

                                        MIST
                                      JPMORGAN
                                    GLOBAL ACTIVE  MIST LEGG MASON CLEARBRIDGE        MIST LOOMIS SAYLES
                                     ALLOCATION         AGGRESSIVE GROWTH               GLOBAL MARKETS
                                     SUB-ACCOUNT           SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------- ------------------------------ -----------------------------
                                      2012 (c)         2012            2011           2012           2011
                                   -------------- --------------  -------------- --------------  -------------

Units beginning of year...........             --     35,764,496      13,863,499     13,161,956     10,620,691
Units issued and transferred
   from other funding options.....    274,291,117      7,911,776      29,743,803      2,618,481      6,932,197
Units redeemed and transferred to
   other funding options..........    (5,257,114)    (9,873,423)     (7,842,806)    (3,461,971)    (4,390,932)
                                   -------------- --------------  -------------- --------------  -------------
Units end of year.................    269,034,003     33,802,849      35,764,496     12,318,466     13,161,956
                                   ============== ==============  ============== ==============  =============




                                          MIST LORD ABBETT                                            MIST MET/EATON VANCE
                                           BOND DEBENTURE         MIST LORD ABBETT MID CAP VALUE          FLOATING RATE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -----------------------------
                                        2012            2011            2012            2011           2012            2011
                                   --------------  --------------  --------------  -------------- --------------  -------------

Units beginning of year...........     10,848,076      11,708,304       5,366,862       4,351,943      4,263,176      1,600,145
Units issued and transferred
   from other funding options.....      1,371,896       2,202,739         997,969       2,425,601      2,295,738      4,622,127
Units redeemed and transferred to
   other funding options..........    (2,041,894)     (3,062,967)     (1,189,228)     (1,410,682)    (1,551,763)    (1,959,096)
                                   --------------  --------------  --------------  -------------- --------------  -------------
Units end of year.................     10,178,078      10,848,076       5,175,603       5,366,862      5,007,151      4,263,176
                                   ==============  ==============  ==============  ============== ==============  =============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:

                                         MIST MET/FRANKLIN              MIST MET/FRANKLIN        MIST MET/FRANKLIN TEMPLETON
                                     LOW DURATION TOTAL RETURN            MUTUAL SHARES               FOUNDING STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012         2011 (b)         2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- --------------  -------------

Units beginning of year...........      2,835,514             --     17,630,531      13,681,991     63,624,798     59,315,796
Units issued and transferred
   from other funding options.....      2,859,109      3,514,127      2,878,994       7,434,827      6,187,338     16,803,358
Units redeemed and transferred to
   other funding options..........    (1,345,392)      (678,613)    (4,055,688)     (3,486,287)   (10,715,361)   (12,494,356)
                                   --------------  ------------- --------------  -------------- --------------  -------------
Units end of year.................      4,349,231      2,835,514     16,453,837      17,630,531     59,096,775     63,624,798
                                   ==============  ============= ==============  ============== ==============  =============


                                                                       MIST MET/TEMPLETON
                                     MIST MET/TEMPLETON GROWTH         INTERNATIONAL BOND       MIST METLIFE AGGRESSIVE STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ----------------------------- --------------------------------
                                        2012            2011           2012           2011             2012            2011
                                   --------------  -------------- -------------  --------------   --------------  --------------

Units beginning of year...........      4,687,427         614,557     4,276,073       2,982,596       49,390,389      45,689,702
Units issued and transferred
   from other funding options.....        825,828       4,751,657     1,128,325       2,461,365        4,301,820      12,995,065
Units redeemed and transferred to
   other funding options..........      (915,857)       (678,787)   (1,166,003)     (1,167,888)      (9,036,442)     (9,294,378)
                                   --------------  -------------- -------------  --------------   --------------  --------------
Units end of year.................      4,597,398       4,687,427     4,238,395       4,276,073       44,655,767      49,390,389
                                   ==============  ============== =============  ==============   ==============  ==============



                                    MIST METLIFE BALANCED PLUS   MIST METLIFE BALANCED STRATEGY MIST METLIFE DEFENSIVE STRATEGY
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -------------------------------
                                       2012          2011 (b)          2012           2011            2012            2011
                                   -------------  --------------  --------------  -------------  --------------  -------------

Units beginning of year...........   257,076,022              --     592,824,603    546,381,907     186,262,512    167,912,074
Units issued and transferred
   from other funding options.....   208,342,594     262,253,386      38,366,523    131,695,393      36,676,249     76,067,194
Units redeemed and transferred to
   other funding options..........  (26,424,149)     (5,177,364)    (80,630,347)   (85,252,697)    (44,353,258)   (57,716,756)
                                   -------------  --------------  --------------  -------------  --------------  -------------
Units end of year.................   438,994,467     257,076,022     550,560,779    592,824,603     178,585,503    186,262,512
                                   =============  ==============  ==============  =============  ==============  =============


                                                                                                  MIST METLIFE
                                                                                                   MULTI-INDEX
                                   MIST METLIFE GROWTH STRATEGY   MIST METLIFE MODERATE STRATEGY  TARGETED RISK
                                            SUB-ACCOUNT                     SUB-ACCOUNT            SUB-ACCOUNT
                                   ------------------------------ ------------------------------ --------------
                                        2012            2011           2012            2011         2012 (d)
                                   --------------  --------------  -------------  -------------- --------------

Units beginning of year...........    446,977,194     473,161,406    281,377,647     257,780,425            --
Units issued and transferred
   from other funding options.....     23,060,082      45,446,076     27,689,670      71,989,252    11,117,372
Units redeemed and transferred to
   other funding options..........   (62,460,934)    (71,630,288)   (42,517,621)    (48,392,030)      (22,986)
                                   --------------  --------------  -------------  -------------- --------------
Units end of year.................    407,576,342     446,977,194    266,549,696     281,377,647    11,094,386
                                   ==============  ==============  =============  ============== ==============

                                             MIST MFS                      MIST MFS
                                      EMERGING MARKETS EQUITY       RESEARCH INTERNATIONAL           MIST MLA MID CAP
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........    37,004,554      29,287,659    22,841,018      22,399,698      9,231,569      8,873,534
Units issued and transferred
   from other funding options.....     9,475,344      16,833,846     3,053,885       4,990,746      2,185,860      2,534,397
Units redeemed and transferred to
   other funding options..........   (8,127,686)     (9,116,951)   (4,227,340)     (4,549,426)    (1,812,708)    (2,176,362)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................    38,352,212      37,004,554    21,667,563      22,841,018      9,604,721      9,231,569
                                   =============  ============== =============  ============== ==============  =============


                                        MIST MORGAN STANLEY               MIST PIMCO
                                          MID CAP GROWTH           INFLATION PROTECTED BOND        MIST PIMCO TOTAL RETURN
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........      8,735,505      6,606,286     63,087,877     52,467,468    132,311,947     111,149,390
Units issued and transferred
   from other funding options.....      4,900,360      3,983,667     16,960,767     29,465,582     27,859,521      57,388,417
Units redeemed and transferred to
   other funding options..........    (1,410,549)    (1,854,448)   (16,035,553)   (18,845,173)   (31,868,779)    (36,225,860)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................     12,225,316      8,735,505     64,013,091     63,087,877    128,302,689     132,311,947
                                   ==============  ============= ==============  ============= ==============  ==============


                                                                                                       MIST PYRAMIS
                                         MIST PIONEER FUND       MIST PIONEER STRATEGIC INCOME       GOVERNMENT INCOME
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012         2011 (b)
                                   -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........     9,480,402       5,977,317    24,444,162      17,115,149    45,618,019              --
Units issued and transferred
   from other funding options.....     3,453,766       4,740,977    10,611,047      11,816,114    64,826,342      50,016,569
Units redeemed and transferred to
   other funding options..........   (1,602,488)     (1,237,892)   (5,416,836)     (4,487,101)  (21,844,808)     (4,398,550)
                                   -------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................    11,331,680       9,480,402    29,638,373      24,444,162    88,599,553      45,618,019
                                   =============  ============== =============  ============== =============  ==============


                                                                 MIST SCHRODERS
                                                                     GLOBAL               MIST SSGA
                                        MIST RCM TECHNOLOGY        MULTI-ASSET      GROWTH AND INCOME ETF
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                   ----------------------------- -------------- -----------------------------
                                        2012           2011         2012 (c)        2012            2011
                                   -------------  -------------- -------------- -------------  --------------

Units beginning of year...........    17,226,158      16,174,286             --   120,297,977      85,827,962
Units issued and transferred
   from other funding options.....     5,417,046       8,188,940    184,349,381    17,478,592      55,359,660
Units redeemed and transferred to
   other funding options..........   (6,496,296)     (7,137,068)    (4,707,727)  (19,330,332)    (20,889,645)
                                   -------------  -------------- -------------- -------------  --------------
Units end of year.................    16,146,908      17,226,158    179,641,654   118,446,237     120,297,977
                                   =============  ============== ============== =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                                                       MIST T. ROWE PRICE            MIST T. ROWE PRICE
                                       MIST SSGA GROWTH ETF              LARGE CAP VALUE               MID CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------- --------------

Units beginning of year...........     37,984,453     29,136,066     13,446,503      14,212,118     44,089,511     40,356,445
Units issued and transferred
   from other funding options.....      8,263,310     17,254,725      1,153,503       1,831,906      7,017,740     16,646,841
Units redeemed and transferred to
   other funding options..........    (9,514,719)    (8,406,338)    (2,368,757)     (2,597,521)    (9,165,554)   (12,913,775)
                                   --------------  ------------- --------------  -------------- -------------- --------------
Units end of year.................     36,733,044     37,984,453     12,231,249      13,446,503     41,941,697     44,089,511
                                   ==============  ============= ==============  ============== ============== ==============


                                         MIST THIRD AVENUE
                                          SMALL CAP VALUE          MIST TURNER MID CAP GROWTH     MIST VAN KAMPEN COMSTOCK
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011           2012            2011
                                   --------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........     18,611,699      18,793,984     6,415,135       5,858,465     25,137,797     21,172,822
Units issued and transferred
   from other funding options.....      1,630,404       4,171,269     1,332,845       2,711,061      7,479,612      9,018,946
Units redeemed and transferred to
   other funding options..........    (4,382,580)     (4,353,554)   (1,962,798)     (2,154,391)    (5,954,756)    (5,053,971)
                                   --------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................     15,859,523      18,611,699     5,785,182       6,415,135     26,662,653     25,137,797
                                   ==============  ============== =============  ============== ==============  =============

                                        MSF BAILLIE GIFFORD              MSF BARCLAYS
                                        INTERNATIONAL STOCK      CAPITAL AGGREGATE BOND INDEX    MSF BLACKROCK BOND INCOME
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                       2012            2011           2012           2011           2012           2011
                                   -------------  -------------- -------------  -------------- --------------  -------------

Units beginning of year...........       282,028         318,412     8,083,366       5,646,137        953,075        952,834
Units issued and transferred
   from other funding options.....        25,473          38,304     4,814,657       4,860,368        277,049        266,299
Units redeemed and transferred to
   other funding options..........      (88,395)        (74,688)   (2,141,275)     (2,423,139)      (184,495)      (266,058)
                                   -------------  -------------- -------------  -------------- --------------  -------------
Units end of year.................       219,106         282,028    10,756,748       8,083,366      1,045,629        953,075
                                   =============  ============== =============  ============== ==============  =============


                                                                     MSF BLACKROCK LEGACY
                                   MSF BLACKROCK LARGE CAP VALUE       LARGE CAP GROWTH         MSF BLACKROCK MONEY MARKET
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   --------------  ------------- --------------  ------------- --------------  --------------

Units beginning of year...........        252,494        253,453        814,200        601,185     59,067,302      51,015,018
Units issued and transferred
   from other funding options.....         44,601         92,234        197,460        499,439     43,722,394      82,525,547
Units redeemed and transferred to
   other funding options..........       (66,657)       (93,193)      (265,932)      (286,424)   (49,305,687)    (74,473,263)
                                   --------------  ------------- --------------  ------------- --------------  --------------
Units end of year.................        230,438        252,494        745,728        814,200     53,484,009      59,067,302
                                   ==============  ============= ==============  ============= ==============  ==============



                                      MSF DAVIS VENTURE VALUE        MSF FI VALUE LEADERS           MSF JENNISON GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------  -------------- --------------  ------------- --------------  --------------

Units beginning of year...........    48,368,185      46,415,423        289,554        305,583     20,877,221      20,230,170
Units issued and transferred
   from other funding options.....     3,838,366      11,133,438         48,015         68,199     22,832,898       6,830,564
Units redeemed and transferred to
   other funding options..........  (10,805,522)     (9,180,676)       (54,568)       (84,228)    (8,584,796)     (6,183,513)
                                   -------------  -------------- --------------  ------------- --------------  --------------
Units end of year.................    41,401,029      48,368,185        283,001        289,554     35,125,323      20,877,221
                                   =============  ============== ==============  ============= ==============  ==============


                                                                    MSF LOOMIS
                                         MSF LOOMIS SAYLES       SAYLES SMALL CAP         MSF MET/ARTISAN
                                          SMALL CAP CORE              GROWTH               MID CAP VALUE
                                            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                   ----------------------------- ---------------- ------------------------------
                                       2012            2011          2012 (c)          2012            2011
                                   -------------  --------------  -------------   --------------  --------------

Units beginning of year...........       310,374         214,307             --       14,599,235      15,163,945
Units issued and transferred
   from other funding options.....        98,496         183,188          3,306        1,633,041       2,591,966
Units redeemed and transferred to
   other funding options..........      (78,855)        (87,121)             --      (2,812,705)     (3,156,676)
                                   -------------  --------------  -------------   --------------  --------------
Units end of year.................       330,015         310,374          3,306       13,419,571      14,599,235
                                   =============  ==============  =============   ==============  ==============

                                        MSF MET/DIMENSIONAL         MSF METLIFE CONSERVATIVE      MSF METLIFE CONSERVATIVE TO
                                    INTERNATIONAL SMALL COMPANY            ALLOCATION                 MODERATE ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------ -----------------------------
                                        2012            2011           2012            2011           2012           2011
                                   --------------  -------------- --------------  -------------- -------------  --------------

Units beginning of year...........      3,336,605       2,082,274        850,770         830,223       608,383         782,775
Units issued and transferred
   from other funding options.....        791,959       2,109,614         73,579         121,935        51,385          51,439
Units redeemed and transferred to
   other funding options..........      (925,152)       (855,283)      (188,655)       (101,388)      (70,782)       (225,831)
                                   --------------  -------------- --------------  -------------- -------------  --------------
Units end of year.................      3,203,412       3,336,605        735,694         850,770       588,986         608,383
                                   ==============  ============== ==============  ============== =============  ==============


                                             MSF METLIFE                   MSF METLIFE                      MSF METLIFE
                                         MID CAP STOCK INDEX           MODERATE ALLOCATION       MODERATE TO AGGRESSIVE ALLOCATION
                                             SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ ------------------------------ ---------------------------------
                                        2012            2011           2012            2011            2012            2011
                                   --------------  -------------- --------------  --------------   -------------  --------------

Units beginning of year...........      4,708,991       3,443,301      3,930,913       4,192,524       4,632,179       5,194,016
Units issued and transferred
   from other funding options.....      1,761,634       2,827,133        324,723         200,071          71,059         231,797
Units redeemed and transferred to
   other funding options..........    (1,556,576)     (1,561,443)      (929,088)       (461,682)       (367,882)       (793,634)
                                   --------------  -------------- --------------  --------------   -------------  --------------
Units end of year.................      4,914,049       4,708,991      3,326,548       3,930,913       4,335,356       4,632,179
                                   ==============  ============== ==============  ==============   =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                     MSF METLIFE STOCK INDEX       MSF MFS TOTAL RETURN              MSF MFS VALUE
                                           SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ---------------------------- -----------------------------
                                       2012           2011          2012            2011          2012           2011
                                  -------------  -------------- -------------  ------------- -------------- --------------

Units beginning of year..........    25,347,914      23,801,960       826,212        929,202      3,145,406      3,234,649
Units issued and transferred
   from other funding options....    14,585,302       9,003,675       113,713         94,193        433,811        610,358
Units redeemed and transferred to
   other funding options.........  (10,823,992)     (7,457,721)     (209,520)      (197,183)      (553,251)      (699,601)
                                  -------------  -------------- -------------  ------------- -------------- --------------
Units end of year................    29,109,224      25,347,914       730,405        826,212      3,025,966      3,145,406
                                  =============  ============== =============  ============= ============== ==============


                                       MSF MSCI EAFE INDEX     MSF NEUBERGER BERMAN GENESIS  MSF OPPENHEIMER GLOBAL EQUITY
                                           SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- ----------------------------- -----------------------------
                                      2012            2011          2012           2011           2012           2011
                                  -------------  ------------- --------------  ------------- -------------  --------------

Units beginning of year..........     6,390,970      4,636,491        647,811        578,563       559,531         608,969
Units issued and transferred
   from other funding options....     2,557,262      2,965,365        169,024        203,416        38,793          48,407
Units redeemed and transferred to
   other funding options.........   (1,775,998)    (1,210,886)      (190,641)      (134,168)      (97,613)        (97,845)
                                  -------------  ------------- --------------  ------------- -------------  --------------
Units end of year................     7,172,234      6,390,970        626,194        647,811       500,711         559,531
                                  =============  ============= ==============  ============= =============  ==============

                                                                       MSF T. ROWE PRICE              MSF T. ROWE PRICE
                                      MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH               SMALL CAP GROWTH
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011          2012            2011
                                   -------------   ------------- --------------  -------------- -------------  --------------

Units beginning of year...........     3,926,223       2,703,578         44,809          40,496       417,381         465,332
Units issued and transferred
   from other funding options.....     3,452,677       2,808,291         21,120          18,754        41,453          84,456
Units redeemed and transferred to
   other funding options..........   (2,300,112)     (1,585,646)       (26,583)        (14,441)      (78,672)       (132,407)
                                   -------------   ------------- --------------  -------------- -------------  --------------
Units end of year.................     5,078,788       3,926,223         39,346          44,809       380,162         417,381
                                   =============   ============= ==============  ============== =============  ==============


                                            MSF VAN ECK           MSF WESTERN ASSET MANAGEMENT
                                     GLOBAL NATURAL RESOURCES            U.S. GOVERNMENT          NEUBERGER BERMAN GENESIS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ------------------------------ -----------------------------
                                        2012           2011           2012            2011           2012           2011
                                   --------------  ------------- --------------  -------------- -------------  --------------

Units beginning of year...........      6,910,683      3,967,225     16,038,241      12,558,586           474             571
Units issued and transferred
   from other funding options.....      2,301,818      4,742,770      6,048,090       8,649,000            --               1
Units redeemed and transferred to
   other funding options..........    (2,012,010)    (1,799,312)    (4,841,456)     (5,169,345)            --            (98)
                                   --------------  ------------- --------------  -------------- -------------  --------------
Units end of year.................      7,200,491      6,910,683     17,244,875      16,038,241           474             474
                                   ==============  ============= ==============  ============== =============  ==============

                                                                       OPPENHEIMER VA                OPPENHEIMER VA
                                    OPPENHEIMER VA CORE BOND       GLOBAL STRATEGIC INCOME    MAIN STREET SMALL- & MID-CAP
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011           2012           2011
                                  --------------  ------------- --------------  ------------- --------------  -------------

Units beginning of year..........          1,878          1,952            443            443      4,964,464      4,127,208
Units issued and transferred
   from other funding options....             --             --             --             --        773,448      1,467,581
Units redeemed and transferred to
   other funding options.........          (337)           (74)             --             --      (696,011)      (630,325)
                                  --------------  ------------- --------------  ------------- --------------  -------------
Units end of year................          1,541          1,878            443            443      5,041,901      4,964,464
                                  ==============  ============= ==============  ============= ==============  =============



                                   OPPENHEIMER VA MAIN STREET       OPPENHEIMER VA MONEY      PIONEER VCT EMERGING MARKETS
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                  ----------------------------- ----------------------------- -----------------------------
                                       2012           2011           2012           2011          2012            2011
                                  -------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year..........        22,109          24,227        20,177          20,177        48,427          62,764
Units issued and transferred
   from other funding options....            --              --            --              --        17,770          22,207
Units redeemed and transferred to
   other funding options.........       (7,150)         (2,118)          (27)              --      (16,864)        (36,544)
                                  -------------  -------------- -------------  -------------- -------------  --------------
Units end of year................        14,959          22,109        20,150          20,177        49,333          48,427
                                  =============  ============== =============  ============== =============  ==============

                                                                                                         PIONEER VCT
                                     PIONEER VCT EQUITY INCOME    PIONEER VCT FUNDAMENTAL VALUE  IBBOTSON GROWTH ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -----------------------------
                                        2012            2011          2012            2011          2012            2011
                                   --------------  -------------- -------------  -------------- -------------  --------------

Units beginning of year...........         17,862          18,868       238,409         243,744     1,225,572       1,275,136
Units issued and transferred
   from other funding options.....          7,715           4,400        15,082          33,606        43,759          60,318
Units redeemed and transferred to
   other funding options..........          (855)         (5,406)      (23,770)        (38,941)      (69,580)       (109,882)
                                   --------------  -------------- -------------  -------------- -------------  --------------
Units end of year.................         24,722          17,862       229,721         238,409     1,199,751       1,225,572
                                   ==============  ============== =============  ============== =============  ==============


                                       PIONEER VCT IBBOTSON
                                        MODERATE ALLOCATION        PIONEER VCT MID CAP VALUE   PIONEER VCT REAL ESTATE SHARES
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                       2012            2011           2012           2011            2012           2011
                                   -------------  -------------- -------------  --------------  -------------  --------------

Units beginning of year...........     1,795,010       1,833,743     1,688,831       1,493,349         12,968          12,983
Units issued and transferred
   from other funding options.....        57,414          83,107       381,410         478,874          2,570           5,796
Units redeemed and transferred to
   other funding options..........      (63,409)       (121,840)     (300,448)       (283,392)        (4,838)         (5,811)
                                   -------------  -------------- -------------  --------------  -------------  --------------
Units end of year.................     1,789,015       1,795,010     1,769,793       1,688,831         10,700          12,968
                                   =============  ============== =============  ==============  =============  ==============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011:


                                    T. ROWE PRICE GROWTH STOCK   T. ROWE PRICE INTERNATIONAL STOCK
                                            SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ---------------------------------
                                        2012            2011           2012            2011
                                   --------------  -------------   -------------  --------------

Units beginning of year...........         73,401         85,875          59,337          68,117
Units issued and transferred
   from other funding options.....          5,154          4,548           2,844           4,975
Units redeemed and transferred to
   other funding options..........       (12,253)       (17,022)        (16,445)        (13,755)
                                   --------------  -------------   -------------  --------------
Units end of year.................         66,302         73,401          45,736          59,337
                                   ==============  =============   =============  ==============

                                    T. ROWE PRICE PRIME RESERVE       UIF U.S. REAL ESTATE
                                            SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ -----------------------------
                                        2012            2011           2012            2011
                                   --------------  -------------- --------------  -------------

Units beginning of year...........         54,384          70,013      2,367,197      2,327,750
Units issued and transferred
   from other funding options.....         24,475          20,863        610,442        586,753
Units redeemed and transferred to
   other funding options..........       (38,113)        (36,492)      (634,308)      (547,306)
                                   --------------  -------------- --------------  -------------
Units end of year.................         40,746          54,384      2,343,331      2,367,197
                                   ==============  ============== ==============  =============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period May 2, 2011 to December 31, 2011.
(c) For the period April 30, 2012 to December 31, 2012.
(d) For the period November 12, 2012 to December 31, 2012.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2012:

                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Alger Small Cap Growth                 2012       4,795,545      10.89 - 11.09         52,626,085
     Sub-Account                         2011       5,212,661        9.82 - 9.98         51,540,007
                                         2010       5,634,931      10.28 - 10.44         58,325,342
                                         2009       6,156,883        8.32 - 8.44         51,552,207
                                         2008       6,485,576        5.80 - 5.87         37,826,339

  American Funds Bond                    2012       7,687,811      16.60 - 19.27        139,213,016
     Sub-Account                         2011       6,703,194      16.06 - 18.46        116,697,267
                                         2010       5,183,483      15.43 - 17.57         86,203,052
                                         2009       3,608,245      14.77 - 16.66         57,212,613
                                         2008       1,887,421      13.37 - 14.94         27,017,111

  American Funds Global                  2012       8,485,913      25.98 - 32.35        251,295,328
     Growth Sub-Account                  2011       8,205,329      21.69 - 26.44        200,460,185
                                         2010       7,470,107      24.36 - 29.30        202,441,649
                                         2009       6,579,263      22.30 - 26.47        161,438,857
                                         2008       5,818,048      16.04 - 18.78        101,450,809

  American Funds Global Small            2012       3,385,796      26.85 - 31.14         98,386,346
     Capitalization Sub-Account          2011       3,080,674      23.15 - 26.58         76,801,888
                                         2010       2,578,008      29.19 - 33.17         80,582,925
                                         2009       2,262,060      24.30 - 27.34         58,608,602
                                         2008       1,683,911      15.35 - 17.10         27,428,704

  American Funds Growth                  2012       4,113,319    132.79 - 199.62        696,665,988
     Sub-Account                         2011       3,976,212    115.27 - 170.85        577,437,630
                                         2010       3,717,676    123.22 - 180.08        568,813,924
                                         2009       3,225,880    106.24 - 153.09        419,749,811
                                         2008       2,453,157     77.98 - 110.79        231,101,074

  American Funds                         2012       2,745,842     90.43 - 135.94        312,823,451
     Growth-Income Sub-Account           2011       2,773,925     78.78 - 116.75        272,388,909
                                         2010       2,639,070     82.11 - 119.99        266,511,951
                                         2009       2,398,146     75.40 - 108.65        219,689,912
                                         2008       1,942,091      58.79 - 83.53        136,811,504

  DWS I International                    2012       2,040,232        8.24 - 8.30         16,933,216
     Sub-Account                         2011       2,245,605        6.92 - 6.97         15,659,285
                                         2010       2,471,385        8.43 - 8.48         20,962,763
                                         2009       2,700,348        8.41 - 8.46         22,845,161
                                         2008       2,819,612        6.39 - 6.42         18,108,679

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Alger Small Cap Growth                 2012          --         1.25 - 1.40          10.93 - 11.09
     Sub-Account                         2011          --         1.25 - 1.40        (4.52) - (4.38)
                                         2010          --         1.25 - 1.40          23.54 - 23.73
                                         2009          --         1.25 - 1.40          43.49 - 43.70
                                         2008          --         1.25 - 1.40      (47.35) - (47.27)

  American Funds Bond                    2012        2.64         0.95 - 1.90            3.38 - 4.37
     Sub-Account                         2011        3.37         0.95 - 1.90            4.11 - 5.11
                                         2010        3.44         0.95 - 1.90            4.44 - 5.44
                                         2009        3.86         0.95 - 1.90          10.49 - 11.54
                                         2008        9.06         0.95 - 1.90      (11.06) - (10.21)

  American Funds Global                  2012        0.94         0.90 - 2.30           7.06 - 21.40
     Growth Sub-Account                  2011        1.37         0.95 - 2.30       (10.95) - (9.75)
                                         2010        1.56         0.95 - 2.30           9.21 - 10.69
                                         2009        1.51         0.95 - 2.30          39.07 - 40.96
                                         2008        2.17         0.95 - 2.30      (39.80) - (38.97)

  American Funds Global Small            2012        1.35         0.89 - 1.90           2.91 - 17.13
     Capitalization Sub-Account          2011        1.34         0.89 - 1.90      (20.66) - (19.86)
                                         2010        1.75         0.89 - 1.90          20.11 - 21.33
                                         2009        0.31         0.89 - 1.90          58.26 - 59.86
                                         2008          --         0.89 - 1.90      (54.33) - (49.46)

  American Funds Growth                  2012        0.81         0.89 - 2.30           1.85 - 16.84
     Sub-Account                         2011        0.63         0.89 - 2.30        (6.45) - (5.12)
                                         2010        0.77         0.89 - 2.30          15.98 - 17.63
                                         2009        0.71         0.89 - 2.30          36.24 - 38.18
                                         2008        1.04         0.89 - 2.30      (45.25) - (44.47)

  American Funds                         2012        1.64         0.89 - 2.30          14.80 - 16.44
     Growth-Income Sub-Account           2011        1.60         0.89 - 2.30        (4.06) - (2.70)
                                         2010        1.55         0.89 - 2.30           8.90 - 10.44
                                         2009        1.74         0.89 - 2.30          28.26 - 30.08
                                         2008        2.00         0.89 - 2.30      (39.27) - (38.40)

  DWS I International                    2012        2.19         1.35 - 1.40          18.96 - 19.02
     Sub-Account                         2011        1.83         1.35 - 1.40      (17.83) - (17.79)
                                         2010        2.18         1.35 - 1.40            0.21 - 0.26
                                         2009        4.39         1.35 - 1.40          31.67 - 31.73
                                         2008        1.39         1.35 - 1.40      (48.94) - (48.91)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  Federated High Income Bond             2012          2,556                9.74             24,908
     Sub-Account                         2011          3,549                8.62             30,572
                                         2010          3,566                8.31             29,620
                                         2009          3,582                7.34             26,300
                                         2008         10,612                4.87             51,695

  Federated Kaufman                      2012          6,002                5.57             33,424
     Sub-Account                         2011         12,138                4.82             58,454
     (Commenced 3/15/2010)               2010         14,184                5.63             79,874

  Fidelity VIP Asset Manager             2012      6,517,939       13.04 - 13.69         85,640,352
     Sub-Account                         2011      7,353,740       11.75 - 12.28         87,071,337
                                         2010      8,263,984       12.22 - 12.71        101,784,889
                                         2009      9,345,424       10.84 - 11.23        102,112,475
                                         2008     10,322,631         8.51 - 8.77         88,545,973

  Fidelity VIP Contrafund                2012     15,604,750       12.42 - 49.54        471,113,726
     Sub-Account                         2011     15,588,853       10.76 - 43.00        388,526,965
                                         2010     15,707,574       11.14 - 44.59        379,741,596
                                         2009     15,955,996        9.59 - 38.44        313,576,644
                                         2008     16,114,037        7.13 - 28.60        222,674,108

  Fidelity VIP Equity-Income             2012        400,352               13.80          5,523,241
     Sub-Account                         2011        460,289               11.93          5,489,918
                                         2010        530,175               11.98          6,350,751
                                         2009        619,856               10.55          6,538,981
                                         2008        744,861                8.22          6,119,783

  Fidelity VIP FundsManager 50%          2012     39,080,828       11.31 - 11.42        443,823,085
     Sub-Account
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager              2012    345,636,001       10.37 - 10.45      3,596,633,088
     60% Sub-Account                     2011    272,464,191         9.48 - 9.54      2,591,601,265
     (Commenced 10/15/2009)              2010    118,824,451         9.88 - 9.93      1,176,598,687
                                         2009      4,074,373         8.87 - 8.90         36,215,324

  Fidelity VIP Growth                    2012      9,085,626       14.95 - 15.59        136,799,312
     Sub-Account                         2011      9,918,387       13.22 - 13.72        131,974,709
                                         2010     10,951,340       13.38 - 13.81        147,385,504
                                         2009     11,893,241       10.93 - 11.22        130,641,959
                                         2008     12,838,680         8.64 - 8.83        111,413,507

  Fidelity VIP Index 500                 2012      3,530,426       17.27 - 18.10         60,984,620
     Sub-Account                         2011      3,976,112       15.10 - 15.76         60,061,917
                                         2010      4,565,389       14.90 - 15.58         68,501,202
                                         2009      5,300,313       13.22 - 13.67         70,079,047
                                         2008      6,061,847       10.58 - 10.89         64,164,439

  Fidelity VIP Mid Cap                   2012      7,598,912       39.68 - 45.33        324,832,892
     Sub-Account                         2011      6,289,465       35.30 - 39.95        237,701,501
                                         2010      4,364,581       40.36 - 45.24        187,246,537
                                         2009      3,075,278       31.99 - 35.52        103,784,411
                                         2008      1,905,032       23.33 - 25.66         46,484,098

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  Federated High Income Bond             2012       8.87                 1.40                  13.09
     Sub-Account                         2011       8.62                 1.40                   3.71
                                         2010       7.89                 1.40                  13.13
                                         2009       8.35                 1.40                  50.72
                                         2008      10.07                 1.40                (27.03)

  Federated Kaufman                      2012         --                 1.40                  15.65
     Sub-Account                         2011       1.12                 1.40                (14.47)
     (Commenced 3/15/2010)               2010         --                 1.40                  13.09

  Fidelity VIP Asset Manager             2012       1.49          0.89 - 1.40          10.91 - 11.48
     Sub-Account                         2011       1.88          0.89 - 1.40        (3.91) - (3.42)
                                         2010       1.66          0.89 - 1.40          12.67 - 13.26
                                         2009       2.38          0.89 - 1.40          27.32 - 27.96
                                         2008       2.51          0.89 - 1.40      (29.71) - (29.35)

  Fidelity VIP Contrafund                2012       1.36          0.89 - 2.25          13.71 - 15.38
     Sub-Account                         2011       1.01          0.89 - 2.25        (4.80) - (3.38)
                                         2010       1.25          0.89 - 2.25          14.51 - 16.18
                                         2009       1.44          0.89 - 2.25          32.65 - 34.50
                                         2008       1.01          0.89 - 2.25      (43.90) - (43.03)

  Fidelity VIP Equity-Income             2012       2.96                 1.40                  15.67
     Sub-Account                         2011       2.37                 1.40                 (0.43)
                                         2010       1.75                 1.40                  13.56
                                         2009       2.24                 1.40                  28.40
                                         2008       2.23                 1.40                (43.46)

  Fidelity VIP FundsManager 50%          2012       2.69          1.90 - 2.05            1.76 - 4.11
     Sub-Account
     (Commenced 7/23/2012)

  Fidelity VIP FundsManager              2012       1.53          1.90 - 2.05            9.33 - 9.49
     60% Sub-Account                     2011       2.00          1.90 - 2.05        (4.01) - (3.87)
     (Commenced 10/15/2009)              2010       2.72          1.90 - 2.05          11.32 - 11.49
                                         2009       3.35          1.90 - 2.05            0.07 - 0.09

  Fidelity VIP Growth                    2012       0.59          0.89 - 1.40          13.09 - 13.67
     Sub-Account                         2011       0.36          0.89 - 1.40        (1.19) - (0.68)
                                         2010       0.28          0.89 - 1.40          22.44 - 23.08
                                         2009       0.45          0.89 - 1.40          26.51 - 27.14
                                         2008       0.78          0.89 - 1.40      (47.91) - (47.64)

  Fidelity VIP Index 500                 2012       2.03          0.89 - 1.35          14.35 - 14.88
     Sub-Account                         2011       1.87          0.89 - 1.35            0.67 - 1.14
                                         2010       1.87          0.89 - 1.40          13.42 - 14.00
                                         2009       2.52          0.89 - 1.35          24.91 - 25.48
                                         2008       2.01          0.89 - 1.35      (37.85) - (37.56)

  Fidelity VIP Mid Cap                   2012       0.43          0.95 - 1.90          12.40 - 13.47
     Sub-Account                         2011       0.03          0.95 - 1.90      (12.53) - (11.70)
                                         2010       0.14          0.95 - 1.90          26.16 - 27.36
                                         2009       0.54          0.95 - 1.90          37.12 - 38.43
                                         2008       0.26          0.95 - 1.90      (40.75) - (40.18)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Fidelity VIP Money Market              2012       8,041,430       7.14 - 10.94         73,659,399
     Sub-Account                         2011       8,001,050       7.23 - 11.14         73,068,632
                                         2010       7,492,405       7.33 - 11.34         67,343,833
                                         2009       6,126,543       7.41 - 11.53         50,572,988
                                         2008       5,530,761        7.46 - 8.02         41,701,796

  Fidelity VIP Overseas                  2012         509,517       9.62 - 11.02          5,241,037
     Sub-Account                         2011         540,072        8.06 - 9.24          4,664,192
                                         2010         593,728       9.85 - 11.30          6,266,276
                                         2009         663,667       8.81 - 10.11          6,282,775
                                         2008         713,199        7.04 - 8.09          5,413,449

  FTVIPT Franklin Income                 2012       4,708,870      43.62 - 59.54        253,164,341
     Securities Sub-Account              2011       4,290,472      39.61 - 53.36        206,611,149
                                         2010       3,722,732      39.56 - 52.61        176,548,647
                                         2009       3,157,996      35.91 - 47.14        134,091,525
                                         2008       2,613,572      27.09 - 35.10         82,449,457

  FTVIPT Franklin Small Cap              2012       8,321,925      10.13 - 10.60         86,296,073
     Value Securities Sub-Account        2011       5,710,847        8.71 - 9.04         50,705,697
                                         2010       3,178,430        9.21 - 9.48         29,718,643
                                         2009       1,787,114        7.31 - 7.46         13,205,263
                                         2008         856,253        5.76 - 5.83          4,965,586

  FTVIPT Mutual Shares                   2012       5,768,385      20.75 - 24.19        129,780,562
     Securities Sub-Account              2011       5,952,328      18.51 - 21.38        118,532,870
                                         2010       5,431,435      19.07 - 21.81        110,507,146
                                         2009       4,784,657      17.47 - 19.80         88,554,450
                                         2008       3,944,854      14.13 - 15.86         58,571,142

  FTVIPT Templeton Foreign               2012       2,730,167      13.46 - 31.61         80,788,377
     Securities Sub-Account              2011       2,720,421      11.59 - 27.19         69,009,193
                                         2010       2,782,005      13.20 - 30.95         79,683,759
                                         2009       2,655,441      12.40 - 29.04         70,515,555
                                         2008       2,485,260       9.21 - 21.55         48,551,609

  FTVIPT Templeton Global                2012      11,067,808      18.50 - 20.69        217,063,429
     Bond Securities Sub-Account         2011       8,104,261      16.36 - 18.15        139,986,041
                                         2010       4,997,591      16.79 - 18.48         88,294,177
                                         2009       2,853,081      14.93 - 16.31         44,636,060
                                         2008       1,462,599      12.80 - 13.87         19,575,877

  Invesco V.I. Core Equity               2012          49,005               4.92            241,009
     Sub-Account                         2011          63,191               4.38            276,761
                                         2010          88,640               4.44            393,933
                                         2009          99,143               4.11            407,845
                                         2008         120,534               3.25            391,928

  Invesco V.I. Global Real               2012       2,556,360        8.90 - 9.34         23,302,577
     Estate Sub-Account                  2011       1,863,096        7.08 - 7.38         13,467,264
                                         2010       1,148,943        7.73 - 7.98          9,028,134
                                         2009         704,385        6.71 - 6.88          4,786,308
                                         2008         449,308        5.21 - 5.29          2,360,062

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                  INCOME           LOWEST TO            LOWEST TO
                                                 RATIO (%)        HIGHEST (%)          HIGHEST (%)
                                               -------------   -----------------   -----------------
  Fidelity VIP Money Market              2012        0.12         0.89 - 2.05        (1.93) - (0.76)
     Sub-Account                         2011        0.09         0.89 - 2.05        (1.94) - (0.77)
                                         2010        0.17         0.89 - 2.05        (1.82) - (0.65)
                                         2009        0.71         0.89 - 2.05        (0.68) - (0.17)
                                         2008        2.97         0.89 - 1.40            1.58 - 2.11

  Fidelity VIP Overseas                  2012        1.97         1.15 - 1.40          19.05 - 19.35
     Sub-Account                         2011        1.35         1.15 - 1.40      (18.32) - (18.12)
                                         2010        1.39         1.15 - 1.40          11.54 - 11.82
                                         2009        2.17         1.15 - 1.40          24.78 - 25.09
                                         2008        2.46         1.15 - 1.40      (44.59) - (44.45)

  FTVIPT Franklin Income                 2012        6.44         0.95 - 2.25          10.13 - 11.58
     Securities Sub-Account              2011        5.75         0.95 - 2.25            0.11 - 1.42
                                         2010        6.60         0.95 - 2.25          10.17 - 11.61
                                         2009        8.01         0.95 - 2.25          32.58 - 34.31
                                         2008        5.48         0.95 - 2.25      (31.23) - (30.32)

  FTVIPT Franklin Small Cap              2012        0.78         0.95 - 1.75          16.32 - 17.26
     Value Securities Sub-Account        2011        0.66         0.95 - 1.75        (5.43) - (4.67)
                                         2010        0.73         0.95 - 1.75          26.00 - 27.01
                                         2009        1.66         0.95 - 1.75          26.91 - 27.94
                                         2008        1.04         0.95 - 1.75      (34.18) - (33.65)

  FTVIPT Mutual Shares                   2012        2.06         0.95 - 1.90          12.08 - 13.16
     Securities Sub-Account              2011        2.42         0.95 - 1.90        (2.90) - (1.98)
                                         2010        1.62         0.95 - 1.90           9.10 - 10.14
                                         2009        2.02         0.95 - 1.90          23.67 - 24.86
                                         2008        3.27         0.95 - 1.90      (38.30) - (37.71)

  FTVIPT Templeton Foreign               2012        3.02         1.55 - 2.30          15.53 - 16.41
     Securities Sub-Account              2011        1.71         1.55 - 2.30      (12.66) - (12.00)
                                         2010        1.88         1.55 - 2.30            5.94 - 6.74
                                         2009        3.05         1.55 - 2.30          33.93 - 34.94
                                         2008        2.33         1.55 - 2.30      (41.74) - (41.30)

  FTVIPT Templeton Global                2012        6.42         0.95 - 1.75          13.06 - 13.97
     Bond Securities Sub-Account         2011        5.46         0.95 - 1.75        (2.58) - (1.81)
                                         2010        1.36         0.95 - 1.75          12.46 - 13.36
                                         2009       14.21         0.95 - 1.75          16.62 - 17.56
                                         2008        3.50         0.95 - 1.75            4.36 - 5.20

  Invesco V.I. Core Equity               2012        0.91                1.40                  12.29
     Sub-Account                         2011        0.92                1.40                 (1.44)
                                         2010        0.95                1.40                   8.02
                                         2009        1.76                1.40                  26.51
                                         2008        1.79                1.40                (31.12)

  Invesco V.I. Global Real               2012        0.48         0.95 - 1.75          25.62 - 26.63
     Estate Sub-Account                  2011        4.22         0.95 - 1.75        (8.34) - (7.62)
                                         2010        5.55         0.95 - 1.75          15.19 - 16.13
                                         2009          --         0.95 - 1.75          28.83 - 29.86
                                         2008        9.45         0.95 - 1.75      (45.68) - (45.25)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  Invesco V.I. International             2012       8,127,475       7.81 - 29.32        219,783,700
     Growth Sub-Account                  2011       6,481,068       6.86 - 25.68        154,099,050
                                         2010       4,327,573       7.46 - 27.87        111,888,065
                                         2009       2,818,925       6.70 - 24.98         65,315,391
                                         2008       1,618,515       5.02 - 18.70         27,961,110

  Invesco V.I. Van Kampen                2012          28,015               5.35            149,862
     American Franchise                  2011          18,874               4.77             90,033
     Sub-Account                         2010          25,363               5.16            130,764
                                         2009          26,829               4.36            117,046
                                         2008          33,379               2.66             88,923

  Invesco V.I. Van Kampen                2012       5,515,798      11.80 - 12.39         66,684,996
     American Value Sub-Account          2011       4,490,470      10.26 - 10.68         47,014,117
                                         2010       2,673,648      10.35 - 10.70         28,139,044
                                         2009       1,763,519        8.62 - 8.84         15,401,650
                                         2008       1,130,852        6.31 - 6.41          7,194,408

  Invesco V.I. Van Kampen                2012      29,563,858       4.93 - 17.54        496,945,594
     Equity and Income                   2011      27,370,136       4.44 - 15.75        414,357,262
     Sub-Account                         2010      22,199,448      14.98 - 16.11        345,124,808
                                         2009      17,747,381      13.63 - 14.52        249,400,082
                                         2008      13,625,412      11.34 - 11.97        158,238,412

  Invesco V.I. Van Kampen                2012      13,407,203       7.24 - 27.48        268,230,013
     Growth and Income                   2011      11,777,382       6.40 - 24.26        206,338,231
     Sub-Account                         2010       9,061,763       6.63 - 25.06        160,437,278
                                         2009       6,896,039       5.97 - 22.55        107,604,807
                                         2008       4,699,178       4.87 - 18.34         57,517,543

  Janus Aspen Worldwide                  2012             769               7.35              5,653
     Sub-Account                         2011             769               6.17              4,750
                                         2010             901               7.22              6,506
                                         2009             999               6.29              6,285
                                         2008           1,089               4.61              5,018

  LMPVET ClearBridge Variable            2012      11,687,754      10.38 - 17.75        186,988,862
     Aggressive Growth                   2011      11,855,614       8.94 - 15.09        160,839,221
     Sub-Account                         2010      11,742,971       8.92 - 14.87        156,471,918
                                         2009      11,503,827       7.29 - 12.01        123,705,924
                                         2008      10,751,677        7.58 - 9.01         86,704,540

  LMPVET ClearBridge Variable            2012       7,908,912      30.52 - 40.17        290,191,379
     Appreciation Sub-Account            2011       7,021,537      26.94 - 34.98        224,680,370
                                         2010       5,515,253      26.87 - 34.42        173,626,503
                                         2009       4,134,838      24.41 - 30.85        116,657,409
                                         2008       3,070,482      11.00 - 25.50         70,122,225

  LMPVET ClearBridge Variable            2012       9,055,914      10.11 - 16.14        134,931,130
     Equity Income Builder               2011       8,013,455       9.06 - 14.28        103,322,855
     Sub-Account                         2010       6,778,039      10.29 - 13.39         81,006,913
                                         2009       6,144,958       9.34 - 12.06         64,946,351
                                         2008       5,136,303        7.74 - 9.92         43,322,014

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  Invesco V.I. International             2012        1.38         0.95 - 1.75          13.25 - 14.16
     Growth Sub-Account                  2011        1.06         0.95 - 1.75        (8.60) - (7.87)
                                         2010        2.01         0.95 - 1.75          10.66 - 11.55
                                         2009        1.74         0.95 - 1.75          32.57 - 33.63
                                         2008        0.80         0.95 - 1.75      (41.56) - (41.09)

  Invesco V.I. Van Kampen                2012          --                1.40                  12.14
     American Franchise                  2011          --                1.40                 (7.49)
     Sub-Account                         2010          --                1.40                  18.18
                                         2009        0.11                1.40                  63.78
                                         2008        0.55                1.40                (49.70)

  Invesco V.I. Van Kampen                2012        0.68         0.95 - 1.75          15.03 - 15.96
     American Value Sub-Account          2011        0.72         0.95 - 1.75        (0.92) - (0.12)
                                         2010        0.80         0.95 - 1.75          20.06 - 21.03
                                         2009        1.18         0.95 - 1.75          36.75 - 37.84
                                         2008        0.78         0.95 - 1.75      (42.44) - (41.98)

  Invesco V.I. Van Kampen                2012        1.85         0.95 - 1.90          10.26 - 11.32
     Equity and Income                   2011        1.69         0.95 - 1.90        (8.77) - (2.23)
     Sub-Account                         2010        1.92         0.95 - 1.90           9.92 - 10.97
                                         2009        2.82         0.95 - 1.90          20.19 - 21.33
                                         2008        2.44         0.95 - 1.90      (24.14) - (23.41)

  Invesco V.I. Van Kampen                2012        1.36         0.95 - 1.90          12.18 - 13.26
     Growth and Income                   2011        1.13         0.95 - 1.90        (4.10) - (3.18)
     Sub-Account                         2010        0.09         0.95 - 1.90          10.09 - 11.13
                                         2009        3.60         0.95 - 1.90          21.78 - 22.94
                                         2008        1.50         0.95 - 1.90      (33.49) - (32.85)

  Janus Aspen Worldwide                  2012        0.89                0.89                  19.01
     Sub-Account                         2011        0.58                0.89                (14.50)
                                         2010        0.61                0.89                  14.80
                                         2009        1.43                0.89                  36.49
                                         2008        1.21                0.89                (45.15)

  LMPVET ClearBridge Variable            2012        0.43         0.95 - 2.30          16.01 - 17.60
     Aggressive Growth                   2011        0.20         0.95 - 2.30            0.15 - 1.50
     Sub-Account                         2010        0.15         0.95 - 2.30          22.17 - 23.83
                                         2009          --         0.95 - 2.30          31.51 - 33.30
                                         2008          --         0.95 - 2.30      (41.77) - (40.97)

  LMPVET ClearBridge Variable            2012        1.75         0.95 - 2.30          13.30 - 14.85
     Appreciation Sub-Account            2011        1.77         0.95 - 2.30            0.28 - 1.64
                                         2010        1.83         0.95 - 2.30          10.07 - 11.56
                                         2009        2.45         0.95 - 2.30          19.34 - 20.96
                                         2008        1.44         0.95 - 2.30      (31.05) - (29.98)

  LMPVET ClearBridge Variable            2012        3.04         0.95 - 2.30          11.60 - 12.99
     Equity Income Builder               2011        3.39         0.95 - 2.30          (2.15) - 6.69
     Sub-Account                         2010        4.09         0.95 - 1.90          10.01 - 11.06
                                         2009        3.37         0.95 - 1.90          20.32 - 21.47
                                         2008        1.13         0.95 - 1.90      (36.25) - (35.58)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  LMPVET ClearBridge Variable            2012      3,081,671       28.81 - 37.11       104,446,756
     Fundamental All Cap Value           2011      3,213,146       25.64 - 32.59        95,718,136
     Sub-Account                         2010      3,100,875       27.97 - 35.07        99,528,233
                                         2009      2,989,079       24.54 - 30.36        83,258,408
                                         2008      2,724,852       19.41 - 23.70        59,326,416

  LMPVET ClearBridge Variable            2012        283,429       14.10 - 15.86         4,312,254
     Large Cap Growth                    2011        363,040       11.99 - 13.38         4,673,796
     Sub-Account                         2010        459,350       12.35 - 13.67         6,065,533
                                         2009        557,417       11.50 - 12.63         6,818,703
                                         2008        629,993         8.27 - 9.01         5,503,740

  LMPVET ClearBridge Variable            2012        286,427       15.28 - 17.21         4,743,489
     Large Cap Value Sub-Account         2011        265,335       13.42 - 15.00         3,836,359
                                         2010        194,899       13.09 - 14.51         2,729,796
                                         2009        196,692       12.23 - 13.45         2,559,454
                                         2008        188,889       10.05 - 10.97         2,012,063

  LMPVET ClearBridge Variable            2012      3,457,289       15.75 - 21.71        64,881,494
     Small Cap Growth                    2011      2,686,955       13.50 - 18.35        42,564,777
     Sub-Account                         2010      2,149,625       13.62 - 18.28        33,662,804
                                         2009      1,757,714       11.13 - 14.74        21,966,842
                                         2008      1,214,861        7.98 - 10.42        10,577,679

  LMPVET Investment Counsel              2012          9,185       29.64 - 32.19           289,329
     Variable Social Awareness           2011         17,377       27.28 - 29.51           501,373
     Sub-Account                         2010         17,424       27.81 - 29.97           510,680
                                         2009         19,412       25.28 - 27.12           515,712
                                         2008         25,775       20.97 - 22.41           567,901

  LMPVET Variable Lifestyle              2012      1,699,443       17.68 - 20.56        32,620,028
     Allocation 50% Sub-Account          2011      1,414,982       15.93 - 17.95        24,265,695
                                         2010        769,522       16.05 - 17.94        13,086,823
                                         2009        487,451       14.30 - 15.06         7,231,568
                                         2008        567,873       11.02 - 11.55         6,471,351

  LMPVET Variable Lifestyle              2012        162,342       15.15 - 16.14         2,573,509
     Allocation 70% Sub-Account          2011        219,583       13.47 - 14.30         3,086,943
                                         2010        236,121       13.81 - 14.60         3,395,287
                                         2009        271,548       12.24 - 12.89         3,447,350
                                         2008        280,357         9.39 - 9.84         2,719,047

  LMPVET Variable Lifestyle              2012      5,015,187       14.61 - 17.00        79,817,339
     Allocation 85% Sub-Account          2011      4,732,454       12.85 - 14.81        65,879,472
                                         2010      4,289,092       13.41 - 15.30        62,035,149
                                         2009      3,756,486       11.81 - 13.35        47,576,561
                                         2008      2,668,230        9.09 - 10.18        25,875,933

  LMPVIT Western Asset                   2012      4,039,328       20.05 - 24.44        91,771,912
     Variable Global High Yield          2011      3,594,817       17.34 - 20.85        69,717,903
     Bond Sub-Account                    2010      3,170,899       17.44 - 20.70        61,092,507
                                         2009      2,845,850       15.53 - 18.18        48,249,580
                                         2008      2,664,258       10.21 - 11.80        29,373,023

                                                          FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------------
                                                INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                   INCOME           LOWEST TO           LOWEST TO
                                                  RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               --------------  -----------------   ------------------
  LMPVET ClearBridge Variable            2012        1.72         0.95 - 2.30           12.35 - 13.89
     Fundamental All Cap Value           2011        1.41         0.95 - 2.30         (8.32) - (7.08)
     Sub-Account                         2010        1.79         0.95 - 2.30           13.96 - 15.50
                                         2009        1.44         0.95 - 2.30           26.41 - 28.14
                                         2008        1.83         0.95 - 2.30       (38.03) - (37.18)

  LMPVET ClearBridge Variable            2012        0.66         1.50 - 2.30           17.60 - 18.55
     Large Cap Growth                    2011        0.42         1.50 - 2.30         (2.91) - (2.12)
     Sub-Account                         2010        0.11         1.50 - 2.30             7.34 - 8.19
                                         2009        0.27         1.50 - 2.30           39.14 - 40.27
                                         2008        0.26         1.50 - 2.30       (38.72) - (38.23)

  LMPVET ClearBridge Variable            2012        2.37         1.50 - 2.30           13.84 - 14.76
     Large Cap Value Sub-Account         2011        2.82         1.50 - 2.30             2.57 - 3.39
                                         2010        3.02         1.50 - 2.30             6.98 - 7.83
                                         2009        1.95         1.50 - 2.30           21.66 - 22.65
                                         2008        1.09         1.50 - 2.30       (37.09) - (36.59)

  LMPVET ClearBridge Variable            2012        0.42         0.95 - 2.30           16.70 - 18.29
     Small Cap Growth                    2011          --         0.95 - 2.30           (0.91) - 0.43
     Sub-Account                         2010          --         0.95 - 2.30           22.34 - 24.00
                                         2009          --         0.95 - 2.30           39.53 - 41.42
                                         2008          --         0.95 - 2.30       (42.06) - (41.27)

  LMPVET Investment Counsel              2012        1.06         1.50 - 1.90             8.62 - 9.06
     Variable Social Awareness           2011        1.20         1.50 - 1.90         (1.89) - (1.51)
     Sub-Account                         2010        1.24         1.50 - 1.90           10.04 - 10.48
                                         2009        1.43         1.50 - 1.90           20.53 - 21.01
                                         2008        2.05         1.50 - 1.90       (26.61) - (26.32)

  LMPVET Variable Lifestyle              2012        2.95         0.95 - 1.90           10.96 - 12.02
     Allocation 50% Sub-Account          2011        3.19         1.10 - 1.90           (0.73) - 0.07
                                         2010        4.10         1.10 - 1.90            6.21 - 12.65
                                         2009        5.06         1.50 - 1.90           29.83 - 30.35
                                         2008        3.50         1.50 - 1.90       (28.71) - (28.42)

  LMPVET Variable Lifestyle              2012        2.16         1.50 - 1.90           12.43 - 12.88
     Allocation 70% Sub-Account          2011        1.88         1.50 - 1.90         (2.45) - (2.06)
                                         2010        2.04         1.50 - 1.90           12.84 - 13.30
                                         2009        3.60         1.50 - 1.90           30.41 - 30.93
                                         2008        2.51         1.50 - 1.90       (34.04) - (33.77)

  LMPVET Variable Lifestyle              2012        1.84         0.95 - 1.90           13.70 - 14.79
     Allocation 85% Sub-Account          2011        1.55         0.95 - 1.90         (4.15) - (3.23)
                                         2010        1.73         0.95 - 1.90           13.52 - 14.60
                                         2009        2.64         0.95 - 1.90           29.99 - 31.22
                                         2008        2.50         0.95 - 1.90       (38.60) - (38.01)

  LMPVIT Western Asset                   2012        7.84         0.95 - 2.30           15.62 - 17.20
     Variable Global High Yield          2011        8.38         0.95 - 2.30           (0.59) - 0.75
     Bond Sub-Account                    2010        9.47         0.95 - 2.30           12.31 - 13.83
                                         2009       11.34         0.95 - 2.30           52.02 - 54.08
                                         2008       11.01         0.95 - 2.30       (32.40) - (31.48)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MFS VIT Investors Trust                2012          3,616                5.67            20,488
     Sub-Account                         2011          7,050                4.82            33,994
                                         2010          8,683                5.00            43,404
                                         2009         11,563                4.56            52,758
                                         2008         13,271                3.65            48,391

  MFS VIT New Discovery                  2012          4,161               10.01            41,661
     Sub-Account                         2011          4,939                8.38            41,374
                                         2010          4,951                9.47            46,865
                                         2009          6,461                7.04            45,491
                                         2008         10,205                4.38            44,654

  MFS VIT Research Sub-Account           2012          8,335                6.02            50,155
                                         2011          8,675                5.20            45,142
                                         2010         21,202                5.30           112,388
                                         2009         23,944                4.64           111,057
                                         2008         26,232                3.60            94,515

  MIST AllianceBernstein                 2012    267,334,005       10.40 - 10.66     2,823,843,417
     Global Dynamic Allocation           2011    168,434,681         9.68 - 9.75     1,639,379,077
     Sub-Account
     (Commenced 5/2/2011)

  MIST American Funds                    2012    292,605,761       10.22 - 10.89     3,106,060,329
     Balanced Allocation                 2011    306,967,734         9.22 - 9.69     2,914,777,188
     Sub-Account                         2010    251,644,506        9.64 - 10.00     2,478,289,324
     (Commenced 4/28/2008)               2009    147,529,141         8.80 - 9.00     1,315,175,709
                                         2008     47,541,825         6.97 - 7.02       332,865,017

  MIST American Funds Bond               2012     31,242,391       10.69 - 11.23       346,492,447
     Sub-Account                         2011     32,528,572       10.43 - 10.84       349,346,240
     (Commenced 4/28/2008)               2010     26,655,400       10.10 - 10.38       274,791,792
                                         2009     14,305,838         9.74 - 9.92       141,146,685
                                         2008      3,151,521         8.89 - 8.96        28,171,025

  MIST American Funds Growth             2012    149,020,463        9.68 - 10.24     1,496,665,592
     Allocation Sub-Account              2011    159,224,115         8.53 - 8.92     1,398,390,722
     (Commenced 4/28/2008)               2010    155,386,301         9.17 - 9.47     1,454,861,016
                                         2009    139,002,030         8.27 - 8.44     1,164,848,803
                                         2008     74,827,606         6.32 - 6.37       475,226,821

  MIST American Funds Growth             2012     54,812,434        9.59 - 10.07       545,665,799
     Sub-Account                         2011     64,256,598         8.36 - 8.69       553,292,806
     (Commenced 4/28/2008)               2010     52,406,611         8.97 - 9.23       480,253,525
                                         2009     30,278,080         7.76 - 7.90       238,097,827
                                         2008      9,556,758         5.72 - 5.76        54,966,248

  MIST American Funds                    2012     35,359,242         8.44 - 8.82       308,307,926
     International Sub-Account           2011     39,355,385         7.35 - 7.61       296,765,073
     (Commenced 4/28/2008)               2010     33,804,542         8.75 - 9.00       301,922,149
                                         2009     19,914,429         8.38 - 8.53       168,980,812
                                         2008      7,576,246         6.02 - 6.06        45,810,468

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MFS VIT Investors Trust                2012       0.67                 1.40                  17.52
     Sub-Account                         2011       0.90                 1.40                 (3.54)
                                         2010       1.30                 1.40                   9.56
                                         2009       1.77                 1.40                  25.15
                                         2008       0.96                 1.40                (34.01)

  MFS VIT New Discovery                  2012         --                 1.40                  19.53
     Sub-Account                         2011         --                 1.40                (11.51)
                                         2010         --                 1.40                  34.44
                                         2009         --                 1.40                  60.90
                                         2008         --                 1.40                (40.18)

  MFS VIT Research Sub-Account           2012       0.79                 1.40                  15.63
                                         2011       0.72                 1.40                 (1.83)
                                         2010       0.92                 1.40                  14.29
                                         2009       1.44                 1.40                  28.73
                                         2008       0.58                 1.40                (36.98)

  MIST AllianceBernstein                 2012       0.10          0.90 - 2.35            3.45 - 8.82
     Global Dynamic Allocation           2011       0.87          1.15 - 2.25        (3.18) - (2.47)
     Sub-Account
     (Commenced 5/2/2011)

  MIST American Funds                    2012       1.69          1.00 - 2.35          10.88 - 12.39
     Balanced Allocation                 2011       1.26          1.00 - 2.35        (4.39) - (3.10)
     Sub-Account                         2010       1.01          1.00 - 2.35           9.55 - 11.05
     (Commenced 4/28/2008)               2009         --          1.00 - 2.35          20.40 - 27.85
                                         2008       6.67          1.15 - 2.35      (30.39) - (29.82)

  MIST American Funds Bond               2012       2.57          1.30 - 2.35            2.47 - 3.55
     Sub-Account                         2011       2.09          1.30 - 2.35            3.34 - 4.42
     (Commenced 4/28/2008)               2010       1.64          1.30 - 2.35            3.63 - 4.73
                                         2009         --          1.30 - 2.35           9.52 - 10.67
                                         2008       9.47          1.30 - 2.35      (11.39) - (10.76)

  MIST American Funds Growth             2012       1.21          1.15 - 2.35          13.45 - 14.82
     Allocation Sub-Account              2011       1.10          1.15 - 2.35        (6.95) - (5.82)
     (Commenced 4/28/2008)               2010       0.89          1.15 - 2.35          10.86 - 12.18
                                         2009         --          1.15 - 2.35          30.93 - 32.51
                                         2008       6.95          1.15 - 2.35      (36.80) - (36.28)

  MIST American Funds Growth             2012       0.33          1.30 - 2.35          14.67 - 15.89
     Sub-Account                         2011       0.35          1.30 - 2.35        (6.81) - (5.83)
     (Commenced 4/28/2008)               2010       0.20          1.30 - 2.35          15.57 - 16.79
                                         2009         --          1.30 - 2.35          35.67 - 37.09
                                         2008       7.34          1.30 - 2.35      (42.71) - (42.30)

  MIST American Funds                    2012       1.56          1.30 - 2.25          14.82 - 15.92
     International Sub-Account           2011       1.44          1.30 - 2.25      (16.18) - (15.38)
     (Commenced 4/28/2008)               2010       0.76          1.30 - 2.35            4.42 - 5.51
                                         2009         --          1.30 - 2.35          39.25 - 40.72
                                         2008      11.18          1.30 - 2.20      (40.31) - (39.94)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                          -----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                          ------------   ---------------   --------------
  MIST American Funds                2012  159,499,085     10.47 - 11.15    1,734,325,945
     Moderate Allocation             2011  168,982,398      9.67 - 10.16    1,683,464,896
     Sub-Account                     2010  143,876,667      9.88 - 10.25    1,452,175,003
     (Commenced 4/28/2008)           2009   89,994,728       9.20 - 9.42      839,089,528
                                     2008   29,162,701       7.64 - 7.70      223,820,453

  MIST AQR Global Risk               2012  324,843,850     10.42 - 11.61    3,753,309,463
     Balanced Sub-Account            2011  179,038,392     10.54 - 10.62    1,898,124,083
     (Commenced 5/2/2011)

  MIST BlackRock Global              2012  471,913,542     10.13 - 10.38    4,856,824,935
     Tactical Strategies             2011  297,189,715       9.51 - 9.58    2,842,712,285
     Sub-Account
     (Commenced 5/2/2011)

  MIST BlackRock High Yield          2012   11,949,833     13.83 - 26.13      276,977,302
     Sub-Account                     2011   10,891,616     12.03 - 21.28      221,624,841
                                     2010    9,034,810     11.92 - 21.07      182,367,303
                                     2009    5,656,394     16.02 - 18.43      100,278,538
                                     2008    1,114,960     11.47 - 12.73       13,709,683

  MIST BlackRock Large Cap           2012    1,423,242      9.34 - 11.16       14,439,147
     Core Sub-Account                2011    1,414,721       8.42 - 9.34       12,849,849
                                     2010    1,044,239       8.60 - 9.47        9,613,588
                                     2009      613,169       7.82 - 8.54        5,078,728
                                     2008      508,491       6.71 - 7.28        3,599,088

  MIST Clarion Global Real           2012   10,967,900     15.19 - 17.23      177,317,957
     Estate Sub-Account              2011   11,304,866     12.34 - 13.38      147,447,056
                                     2010    9,934,760     13.39 - 14.36      139,330,754
                                     2009    7,999,282     11.80 - 12.53       98,120,895
                                     2008    6,912,531       8.97 - 9.42       63,965,106

  MIST Dreman Small Cap Value        2012    1,643,159     14.04 - 15.36       24,014,976
     Sub-Account                     2011    1,650,824     12.42 - 13.17       21,224,281
                                     2010    1,677,961     14.14 - 14.87       24,426,974
                                     2009    1,579,618     12.10 - 12.62       19,575,088
                                     2008    1,254,915       9.59 - 9.92       12,261,677

  MIST Goldman Sachs Mid Cap         2012    8,486,283     15.38 - 16.85      139,211,779
     Value Sub-Account               2011    9,263,271     13.34 - 14.45      130,696,272
                                     2010    7,332,195     14.57 - 15.63      112,015,664
                                     2009    6,218,018     12.01 - 12.74       77,628,353
                                     2008    7,184,822       9.29 - 9.76       68,935,462

  MIST Harris Oakmark                2012   25,722,293     18.33 - 22.61      538,939,254
     International Sub-Account       2011   28,033,038     14.49 - 17.04      461,860,538
                                     2010   23,589,953     17.23 - 20.14      459,739,197
                                     2009   18,176,767     15.11 - 17.52      309,481,262
                                     2008   16,938,263     10.69 - 11.45      189,181,455

  MIST Invesco Balanced-Risk         2012  631,214,101       1.04 - 1.05      661,422,417
     Allocation Sub-Account
     (Commenced 4/30/2012)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------------------
                                          INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                             INCOME         LOWEST TO        LOWEST TO
                                            RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ------------- ---------------- ----------------
  MIST American Funds                2012      2.04       1.00 - 2.35         8.25 - 9.73
     Moderate Allocation             2011      1.54       1.00 - 2.35     (2.14) - (0.81)
     Sub-Account                     2010      1.41       1.00 - 2.35         7.36 - 8.82
     (Commenced 4/28/2008)           2009        --       1.00 - 2.35       15.69 - 21.98
                                     2008      6.96       1.15 - 2.35   (23.78) - (23.16)

  MIST AQR Global Risk               2012      0.44       0.90 - 2.35         3.72 - 9.29
     Balanced Sub-Account            2011      3.00       1.15 - 2.25         1.94 - 2.70
     (Commenced 5/2/2011)

  MIST BlackRock Global              2012        --       0.90 - 2.35         3.27 - 7.89
     Tactical Strategies             2011      1.37       1.15 - 2.25     (4.84) - (4.14)
     Sub-Account
     (Commenced 5/2/2011)

  MIST BlackRock High Yield          2012      7.05       0.90 - 2.35        7.68 - 15.15
     Sub-Account                     2011      6.52       1.20 - 2.35       (0.03) - 1.12
                                     2010      5.88       1.20 - 2.35        5.99 - 14.28
                                     2009      3.54       1.30 - 2.35       43.24 - 44.75
                                     2008      5.00       1.30 - 2.30   (25.93) - (25.14)

  MIST BlackRock Large Cap           2012      1.07       0.90 - 2.30      (0.27) - 11.75
     Core Sub-Account                2011      0.92       1.55 - 2.30     (2.06) - (1.33)
                                     2010      1.06       1.55 - 2.30       10.01 - 10.85
                                     2009      1.34       1.55 - 2.30       16.49 - 17.35
                                     2008      0.57       1.55 - 2.30   (38.73) - (38.27)

  MIST Clarion Global Real           2012      2.03       0.90 - 2.35        9.18 - 24.35
     Estate Sub-Account              2011      3.80       1.30 - 2.35     (7.78) - (6.80)
                                     2010      7.76       1.30 - 2.35       13.41 - 14.61
                                     2009      3.11       1.30 - 2.35       31.61 - 33.00
                                     2008      1.66       1.30 - 2.35   (43.03) - (42.43)

  MIST Dreman Small Cap Value        2012      0.84       0.90 - 2.30        2.73 - 13.98
     Sub-Account                     2011      1.69       1.20 - 2.30   (12.17) - (11.43)
                                     2010      0.82       1.20 - 2.30       16.82 - 17.83
                                     2009      0.88       1.20 - 2.30       26.15 - 27.24
                                     2008      0.72       1.20 - 2.30   (26.93) - (21.55)

  MIST Goldman Sachs Mid Cap         2012      0.59       1.30 - 2.35       15.36 - 16.58
     Value Sub-Account               2011      0.48       1.30 - 2.35     (8.46) - (7.50)
                                     2010      0.92       1.30 - 2.35       21.35 - 22.63
                                     2009      1.25       1.30 - 2.35       29.24 - 30.59
                                     2008      0.79       1.30 - 2.35   (37.57) - (36.90)

  MIST Harris Oakmark                2012      1.63       0.95 - 2.35       15.61 - 27.58
     International Sub-Account       2011        --       1.30 - 2.35   (16.24) - (15.36)
                                     2010      1.82       1.30 - 2.35       13.71 - 14.92
                                     2009      7.66       1.30 - 2.35       43.46 - 53.06
                                     2008      1.67       1.30 - 2.35   (42.26) - (41.65)

  MIST Invesco Balanced-Risk         2012      0.55       0.90 - 2.35         3.03 - 4.04
     Allocation Sub-Account
     (Commenced 4/30/2012)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          ----------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                              UNITS        HIGHEST ($)      ASSETS ($)
                                          ------------  ---------------   --------------
  MIST Invesco Small Cap            2012    13,528,657    16.44 - 19.61      240,468,780
     Growth Sub-Account             2011    13,942,780    14.22 - 16.69      212,672,795
                                    2010    11,943,258    14.70 - 16.99      186,610,558
                                    2009    11,180,366    11.92 - 13.55      140,473,926
                                    2008    10,535,898     9.11 - 10.19      100,447,225

  MIST Janus Forty Sub-Account      2012       687,043  115.55 - 176.62      106,823,115
                                    2011       543,584   96.27 - 146.05       68,769,080
                                    2010       397,905  106.29 - 160.04       53,356,686
                                    2009       192,470   99.16 - 121.06       21,865,637
                                    2008       143,074    70.85 - 85.85       11,490,581

  MIST Jennison Large Cap           2012     8,109,956      7.95 - 8.39       67,104,542
     Equity Sub-Account             2011     7,776,061      7.22 - 7.54       57,997,273
                                    2010     5,826,308      7.72 - 7.95       45,894,091
                                    2009     4,962,869      6.82 - 6.98       34,404,016
                                    2008     4,139,663      5.67 - 5.74       23,654,112

  MIST JPMorgan Global Active       2012   269,034,003      1.04 - 1.05      282,572,135
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge       2012    33,802,849      7.55 - 9.54      292,871,764
     Aggressive Growth              2011    35,764,496      6.45 - 7.78      265,479,062
     Sub-Account                    2010    13,863,499      6.97 - 7.63      102,505,758
                                    2009    12,110,468      5.76 - 6.24       73,409,292
                                    2008    12,239,079      4.43 - 4.76       56,694,512

  MIST Loomis Sayles Global         2012    12,318,466    13.71 - 14.91      177,780,410
     Markets Sub-Account            2011    13,161,956    12.01 - 12.74      165,018,207
                                    2010    10,620,691    12.48 - 13.10      137,171,845
                                    2009     7,198,911    10.47 - 10.88       77,383,467
                                    2008     5,848,580      7.61 - 7.83       45,350,255

  MIST Lord Abbett Bond             2012    10,178,078     9.36 - 30.15      266,010,291
     Debenture Sub-Account          2011    10,848,076     8.39 - 26.88      255,107,548
                                    2010    11,708,304     8.12 - 25.87      267,920,695
                                    2009    11,953,991     7.27 - 23.06      245,913,998
                                    2008    11,669,031     5.38 - 16.97      178,177,257

  MIST Lord Abbett Mid Cap          2012     5,175,603    23.78 - 29.73      138,149,492
     Value Sub-Account              2011     5,366,862    21.23 - 24.69      127,004,689
                                    2010     4,351,943    22.57 - 25.97      108,323,379
                                    2009     3,034,782    18.41 - 20.96       60,902,685
                                    2008     1,489,703    14.89 - 16.78       23,899,560

  MIST Met/Eaton Vance              2012     5,007,151    10.61 - 10.91       54,197,004
     Floating Rate Sub-Account      2011     4,263,176    10.13 - 10.30       43,696,769
     (Commenced 5/3/2010)           2010     1,600,145    10.16 - 10.23       16,334,315

  MIST Met/Franklin Low             2012     4,349,231     9.92 - 10.14       43,609,944
     Duration Total Return          2011     2,835,514      9.70 - 9.78       27,661,832
     Sub-Account
     (Commenced 5/2/2011)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                          -----------------------------------------------
                                          INVESTMENT(1) EXPENSE RATIO(2)  TOTAL RETURN(3)
                                             INCOME         LOWEST TO        LOWEST TO
                                            RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ------------- ---------------- ----------------
  MIST Invesco Small Cap            2012         --       0.89 - 2.35       15.47 - 17.45
     Growth Sub-Account             2011         --       0.89 - 2.35     (3.37) - (1.73)
                                    2010         --       0.89 - 2.35       23.26 - 25.35
                                    2009         --       0.89 - 2.35       30.70 - 33.03
                                    2008         --       0.89 - 2.35   (40.16) - (39.15)

  MIST Janus Forty Sub-Account      2012       0.29       1.30 - 2.35       19.66 - 20.94
                                    2011       1.69       1.30 - 2.35     (9.69) - (8.74)
                                    2010       1.30       1.30 - 2.35         3.20 - 8.00
                                    2009         --       1.55 - 2.30       39.96 - 41.01
                                    2008       4.86       1.55 - 2.30   (43.18) - (42.75)

  MIST Jennison Large Cap           2012       0.28       1.30 - 2.35       10.04 - 11.21
     Equity Sub-Account             2011       0.38       1.30 - 2.35     (6.06) - (5.08)
                                    2010       0.42       1.30 - 2.20       12.87 - 13.90
                                    2009       0.82       1.30 - 2.35       20.41 - 21.65
                                    2008         --       1.30 - 2.35   (43.16) - (42.56)

  MIST JPMorgan Global Active       2012       0.73       0.90 - 2.35         3.02 - 4.03
     Allocation Sub-Account
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge       2012       0.02       0.90 - 2.35        3.28 - 17.38
     Aggressive Growth              2011         --       0.95 - 2.35       (9.34) - 1.91
     Sub-Account                    2010         --       1.30 - 2.35       20.92 - 22.20
                                    2009         --       1.30 - 2.35       29.87 - 31.23
                                    2008         --       1.30 - 2.35   (40.47) - (39.84)

  MIST Loomis Sayles Global         2012       2.32       1.10 - 2.35        2.75 - 15.41
     Markets Sub-Account            2011       2.32       1.30 - 2.35     (3.77) - (2.75)
                                    2010       2.99       1.30 - 2.35       19.18 - 20.43
                                    2009       1.95       1.30 - 2.35       37.54 - 39.00
                                    2008       4.63       1.30 - 2.35   (40.68) - (40.05)

  MIST Lord Abbett Bond             2012       7.20       0.89 - 2.35        5.77 - 12.18
     Debenture Sub-Account          2011       5.92       0.89 - 2.35         2.04 - 3.90
                                    2010       6.21       0.89 - 2.35       10.34 - 12.18
                                    2009       7.17       0.89 - 2.35       33.60 - 35.91
                                    2008       4.35       0.89 - 2.35   (20.50) - (19.12)

  MIST Lord Abbett Mid Cap          2012       0.40       0.90 - 2.35        2.26 - 13.21
     Value Sub-Account              2011       0.51       1.30 - 2.35     (5.93) - (4.94)
                                    2010       0.55       1.30 - 2.35       22.62 - 23.91
                                    2009       1.74       1.30 - 2.35       23.59 - 24.90
                                    2008       0.41       1.30 - 2.35   (40.20) - (39.57)

  MIST Met/Eaton Vance              2012       3.39       1.30 - 2.35         4.83 - 5.94
     Floating Rate Sub-Account      2011       1.99       1.30 - 2.30       (0.31) - 0.69
     (Commenced 5/3/2010)           2010         --       1.30 - 2.30         1.64 - 2.31

  MIST Met/Franklin Low             2012       1.91       0.90 - 2.20         1.17 - 3.15
     Duration Total Return          2011         --       1.20 - 2.35     (2.83) - (2.08)
     Sub-Account
     (Commenced 5/2/2011)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------    ---------------
  MIST Met/Franklin Mutual               2012      16,453,837       9.38 - 10.04        159,975,591
     Shares Sub-Account                  2011      17,630,531        8.43 - 8.76        152,876,625
     (Commenced 4/28/2008)               2010      13,681,991        8.67 - 8.92        121,115,835
                                         2009       7,713,701        8.01 - 8.14         62,452,238
                                         2008       1,978,335        6.56 - 6.60         13,038,845

  MIST Met/Franklin Templeton            2012      59,096,775      10.26 - 10.99        629,259,098
     Founding Strategy                   2011      63,624,798        9.05 - 9.46        592,611,774
     Sub-Account                         2010      59,315,798        9.43 - 9.74        571,218,147
     (Commenced 4/28/2008)               2009      49,352,169        8.80 - 8.95        438,687,403
                                         2008      27,525,771        6.99 - 7.05        193,348,119

  MIST Met/Templeton Growth              2012       4,597,398       9.79 - 16.90         57,080,438
     Sub-Account                         2011       4,687,427       8.18 - 14.06         49,144,134
     (Commenced 5/3/2010)                2010         614,557       8.96 - 14.25          7,380,405

  MIST Met/Templeton                     2012       4,238,395      13.19 - 13.56         57,001,253
     International Bond                  2011       4,276,073      11.74 - 12.02         51,093,268
     Sub-Account                         2010       2,982,596      12.04 - 12.22         36,302,425
     (Commenced 5/4/2009)                2009         775,327      10.84 - 10.90          8,438,524

  MIST MetLife Aggressive                2012      44,655,767      11.48 - 12.93        545,044,070
     Strategy Sub-Account                2011      49,390,389      10.07 - 10.98        524,691,864
                                         2010      45,689,702      10.94 - 11.78        522,967,837
                                         2009      41,343,573       9.62 - 10.23        412,402,731
                                         2008      39,565,727        7.42 - 7.80        302,274,534

  MIST MetLife Balanced Plus             2012     438,994,467      10.30 - 10.55      4,593,209,415
     Sub-Account                         2011     257,076,022        9.33 - 9.40      2,411,774,661
     (Commenced 5/2/2011)

  MIST MetLife Balanced                  2012     550,560,779      12.02 - 13.53      7,045,806,333
     Strategy Sub-Account                2011     592,824,603      10.80 - 11.77      6,764,659,086
                                         2010     546,381,907      11.25 - 12.12      6,437,293,439
                                         2009     458,932,798      10.14 - 10.79      4,832,135,577
                                         2008     406,068,266        8.09 - 8.50      3,383,789,930

  MIST MetLife Defensive                 2012     178,585,503      12.28 - 13.82      2,332,865,728
     Strategy Sub-Account                2011     186,262,512      11.33 - 12.48      2,228,739,665
                                         2010     167,912,074      11.40 - 12.39      2,003,850,499
                                         2009     134,240,318      10.52 - 11.28      1,466,386,791
                                         2008      98,361,064        8.77 - 9.21        887,719,339

  MIST MetLife Growth                    2012     407,576,342      11.83 - 13.31      5,115,649,012
     Strategy Sub-Account                2011     446,977,194      10.46 - 11.40      4,926,470,881
                                         2010     473,161,406      11.14 - 12.00      5,512,372,206
                                         2009     490,302,032       9.88 - 10.51      5,026,063,304
                                         2008     494,438,103        7.77 - 8.17      3,958,612,323

  MIST MetLife Moderate                  2012     266,549,696      12.27 - 13.82      3,483,723,904
     Strategy Sub-Account                2011     281,377,647      11.18 - 12.19      3,324,311,655
                                         2010     257,780,425      11.46 - 12.34      3,094,289,659
                                         2009     201,975,022      10.44 - 11.11      2,188,428,006
                                         2008     157,147,909        8.48 - 8.91      1,371,420,955

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)      TOTAL RETURN(3)
                                                   INCOME          LOWEST TO            LOWEST TO
                                                  RATIO (%)       HIGHEST (%)          HIGHEST (%)
                                               --------------  -----------------   -----------------
  MIST Met/Franklin Mutual               2012        0.57         0.90 - 2.35           5.12 - 12.44
     Shares Sub-Account                  2011        2.75         1.30 - 2.35        (2.85) - (1.83)
     (Commenced 4/28/2008)               2010          --         1.30 - 2.35            8.44 - 9.58
                                         2009          --         1.30 - 2.30          22.05 - 23.27
                                         2008        5.28         1.30 - 2.20      (34.35) - (33.94)

  MIST Met/Franklin Templeton            2012        4.01         0.90 - 2.35           7.29 - 14.79
     Founding Strategy                   2011        1.72         1.15 - 2.35        (4.04) - (2.88)
     Sub-Account                         2010          --         1.15 - 2.35            7.50 - 8.79
     (Commenced 4/28/2008)               2009          --         1.15 - 2.20          25.75 - 27.08
                                         2008        3.15         1.15 - 2.20      (30.03) - (29.53)

  MIST Met/Templeton Growth              2012        1.57         0.95 - 2.15          19.60 - 21.05
     Sub-Account                         2011        0.33         0.95 - 2.15       (17.86) - (7.78)
     (Commenced 5/3/2010)                2010          --         1.10 - 2.05            4.65 - 5.96

  MIST Met/Templeton                     2012       10.26         1.30 - 2.05          11.96 - 12.80
     International Bond                  2011        6.86         1.30 - 2.20        (2.49) - (1.61)
     Sub-Account                         2010        0.51         1.30 - 2.20          11.07 - 12.08
     (Commenced 5/4/2009)                2009          --         1.30 - 2.20            8.40 - 9.00

  MIST MetLife Aggressive                2012        0.64         0.90 - 2.35           2.91 - 15.40
     Strategy Sub-Account                2011        1.10         1.15 - 2.35        (7.96) - (6.85)
                                         2010        1.18         1.15 - 2.35          13.80 - 15.17
                                         2009          --         1.15 - 2.35          29.56 - 31.13
                                         2008        3.60         1.15 - 2.35      (42.19) - (41.49)

  MIST MetLife Balanced Plus             2012          --         0.90 - 2.35           4.67 - 11.81
     Sub-Account                         2011        0.27         1.15 - 2.25        (6.68) - (6.00)
     (Commenced 5/2/2011)

  MIST MetLife Balanced                  2012        2.15         0.90 - 2.35           3.72 - 12.62
     Strategy Sub-Account                2011        1.58         1.15 - 2.35        (3.98) - (2.82)
                                         2010        2.05         1.15 - 2.35          10.96 - 12.28
                                         2009          --         1.15 - 2.35          25.35 - 26.87
                                         2008        4.75         1.15 - 2.35      (33.52) - (32.72)

  MIST MetLife Defensive                 2012        2.83         0.90 - 2.35            3.87 - 9.80
     Strategy Sub-Account                2011        2.22         1.00 - 2.35          (0.59) - 0.76
                                         2010        3.05         1.00 - 2.35            8.32 - 9.80
                                         2009        2.86         1.00 - 2.35          14.50 - 21.50
                                         2008        1.41         1.15 - 2.35      (22.50) - (21.56)

  MIST MetLife Growth                    2012        1.66         0.90 - 2.35           3.45 - 14.39
     Strategy Sub-Account                2011        1.54         1.15 - 2.35        (6.10) - (4.98)
                                         2010        1.71         1.15 - 2.35          12.81 - 14.17
                                         2009          --         1.15 - 2.35          27.08 - 28.61
                                         2008        3.49         1.15 - 2.35      (39.32) - (38.58)

  MIST MetLife Moderate                  2012        2.66         0.90 - 2.35           3.72 - 11.10
     Strategy Sub-Account                2011        1.83         1.15 - 2.35        (2.43) - (1.26)
                                         2010        2.46         1.15 - 2.35           9.79 - 11.12
                                         2009        3.18         1.15 - 2.35          23.16 - 24.65
                                         2008        1.75         1.15 - 2.35      (28.14) - (27.26)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            -----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                UNITS         HIGHEST ($)      ASSETS ($)
                                            ------------   ---------------   --------------
  MIST MetLife Multi-Index            2012    11,094,386              1.01       11,247,979
     Targeted Risk Sub-Account
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets           2012    38,352,212     11.09 - 13.41      448,693,258
     Equity Sub-Account               2011    37,004,554      9.55 - 11.54      369,675,163
                                      2010    29,287,659     12.03 - 14.53      365,169,255
                                      2009    18,534,256      9.96 - 12.02      189,762,080
                                      2008     9,820,617       6.03 - 7.28       60,422,758

  MIST MFS Research                   2012    21,667,563     13.21 - 15.60      311,615,422
     International Sub-Account        2011    22,841,018     11.58 - 13.42      285,814,827
                                      2010    22,399,698     13.27 - 15.17      318,521,626
                                      2009    21,694,779     12.19 - 13.75      281,155,296
                                      2008    20,463,384      9.48 - 10.55      204,675,511

  MIST MLA Mid Cap                    2012     9,604,721     13.66 - 15.99      141,459,007
     Sub-Account                      2011     9,231,569     13.28 - 14.86      131,200,067
                                      2010     8,873,534     14.35 - 15.88      135,205,406
                                      2009     8,013,598     11.95 - 13.08      100,906,992
                                      2008     7,502,381       8.94 - 9.61       70,201,744

  MIST Morgan Stanley Mid Cap         2012    12,225,316      2.03 - 18.06      166,100,095
     Growth Sub-Account               2011     8,735,505      1.88 - 16.63      109,412,403
                                      2010     6,606,286      2.04 - 17.98       89,015,672
                                      2009     5,166,934      9.84 - 11.09       54,290,087
                                      2008     4,031,107       6.40 - 7.12       27,227,267

  MIST PIMCO Inflation                2012    64,013,091     14.82 - 17.05    1,021,039,296
     Protected Bond Sub-Account       2011    63,087,877     13.90 - 15.36      936,595,819
                                      2010    52,467,468     12.81 - 13.99      711,162,874
                                      2009    37,506,865     12.17 - 13.14      478,661,744
                                      2008    23,243,826     10.55 - 11.26      254,891,679

  MIST PIMCO Total Return             2012   128,302,689     12.42 - 19.67    2,234,370,461
     Sub-Account                      2011   132,311,947     11.50 - 18.11    2,140,758,433
                                      2010   111,149,390     11.27 - 17.67    1,761,602,464
                                      2009    71,654,403     10.54 - 16.44    1,055,450,302
                                      2008    43,564,435      9.03 - 14.01      542,563,802

  MIST Pioneer Fund Sub-Account       2012    11,331,680      9.91 - 21.33      220,043,655
                                      2011     9,480,402      9.11 - 19.29      168,467,083
                                      2010     5,977,317     16.24 - 20.40      112,914,666
                                      2009     3,239,380     14.30 - 17.72       53,308,711
                                      2008     1,227,336     11.81 - 14.44       16,447,869

  MIST Pioneer Strategic              2012    29,638,373     13.34 - 31.23      804,777,040
     Income Sub-Account               2011    24,444,162     12.25 - 27.99      600,261,549
                                      2010    17,115,149     12.17 - 27.26      419,601,867
                                      2009    10,957,582     11.11 - 24.54      251,000,578
                                      2008     7,373,489     16.54 - 18.61      129,051,542

  MIST Pyramis Government             2012    88,599,553     10.77 - 11.03      968,887,238
     Income Sub-Account               2011    45,618,019     10.69 - 10.77      490,473,351
     (Commenced 5/2/2011)

                                                     FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                             INVESTMENT(1) EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME         LOWEST TO          LOWEST TO
                                               RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                            -------------- ----------------  -----------------
  MIST MetLife Multi-Index            2012         --        1.15 - 2.00           2.56 - 2.68
     Targeted Risk Sub-Account
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets           2012       0.75        0.90 - 2.35          3.96 - 17.77
     Equity Sub-Account               2011       1.39        0.95 - 2.35     (20.59) - (19.48)
                                      2010       0.97        0.95 - 2.35         20.79 - 22.49
                                      2009       1.45        0.95 - 2.35         65.01 - 67.34
                                      2008       1.29        0.95 - 2.35     (56.57) - (52.63)

  MIST MFS Research                   2012       1.89        0.90 - 2.35          6.35 - 15.60
     International Sub-Account        2011       1.88        0.95 - 2.35     (12.79) - (11.56)
                                      2010       1.70        0.95 - 2.35          8.83 - 10.35
                                      2009       3.12        0.95 - 2.35         28.50 - 30.32
                                      2008       1.89        0.95 - 2.35     (43.71) - (42.91)

  MIST MLA Mid Cap                    2012       0.41        0.90 - 2.35         (5.00) - 4.02
     Sub-Account                      2011       0.72        1.20 - 2.35       (7.47) - (6.40)
                                      2010       0.86        1.20 - 2.35         20.00 - 21.40
                                      2009       1.16        1.20 - 2.35         33.58 - 35.13
                                      2008       0.96        1.30 - 2.35     (39.74) - (39.10)

  MIST Morgan Stanley Mid Cap         2012         --        0.89 - 2.30         (4.93) - 8.58
     Growth Sub-Account               2011       0.56        0.89 - 2.30       (9.04) - (7.49)
                                      2010       0.01        0.89 - 2.30         17.15 - 30.84
                                      2009         --        0.95 - 2.30         53.69 - 55.79
                                      2008       1.21        0.95 - 2.30     (47.97) - (47.26)

  MIST PIMCO Inflation                2012       3.02        0.90 - 2.35           4.22 - 7.82
     Protected Bond Sub-Account       2011       1.62        1.20 - 2.35           8.56 - 9.82
                                      2010       2.23        1.20 - 2.35           5.26 - 6.48
                                      2009       3.18        1.20 - 2.35         15.31 - 16.64
                                      2008       3.71        1.20 - 2.35       (9.22) - (8.17)

  MIST PIMCO Total Return             2012       3.13        0.89 - 2.35           4.10 - 8.58
     Sub-Account                      2011       2.62        0.89 - 2.35         (0.31) - 2.51
                                      2010       3.20        0.89 - 2.35           5.65 - 7.45
                                      2009       6.39        0.89 - 2.35         15.29 - 17.35
                                      2008       3.71        0.89 - 2.35       (1.93) - (0.26)

  MIST Pioneer Fund Sub-Account       2012       1.45        0.90 - 2.30           0.85 - 9.54
                                      2011       1.11        0.95 - 2.30      (11.94) - (5.45)
                                      2010       0.78        0.95 - 2.30         13.47 - 15.12
                                      2009       1.52        0.95 - 2.30         21.07 - 27.31
                                      2008       0.83        0.95 - 2.30     (34.37) - (33.47)

  MIST Pioneer Strategic              2012       4.73        0.90 - 2.35          6.09 - 10.56
     Income Sub-Account               2011       4.36        0.95 - 2.35           1.06 - 2.65
                                      2010       4.58        0.95 - 2.20          5.21 - 11.12
                                      2009       4.72        0.95 - 2.15         23.08 - 31.83
                                      2008       6.27        0.95 - 1.90     (12.43) - (11.59)

  MIST Pyramis Government             2012       0.02        0.90 - 2.35           0.74 - 1.96
     Income Sub-Account               2011       0.89        1.15 - 2.25           6.96 - 7.75
     (Commenced 5/2/2011)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MIST RCM Technology                    2012      16,146,908        6.11 - 7.42        107,274,190
     Sub-Account                         2011      17,226,158        5.63 - 6.66        103,642,521
                                         2010      16,174,288        6.39 - 7.45        109,729,016
                                         2009      13,832,826        5.12 - 5.86         74,614,703
                                         2008      10,849,282        3.29 - 3.72         37,389,860

  MIST Schroders Global                  2012     179,641,654        1.06 - 1.07        191,885,161
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012     118,446,237      12.09 - 13.24      1,521,502,479
     ETF Sub-Account                     2011     120,297,977      10.97 - 11.83      1,390,741,062
     (Commenced 11/10/2008)              2010      85,827,962      11.20 - 11.84        995,772,752
                                         2009      29,942,630      10.20 - 10.67        314,125,011
                                         2008         312,145        8.39 - 8.60          2,651,130

  MIST SSgA Growth ETF                   2012      36,733,044      11.51 - 12.55        448,167,959
     Sub-Account                         2011      37,984,453      10.24 - 11.04        409,132,829
     (Commenced 11/10/2008)              2010      29,136,066      10.71 - 11.41        325,453,346
                                         2009      16,443,398       9.67 - 10.11        163,291,494
                                         2008         190,893        7.69 - 7.88          1,489,531

  MIST T. Rowe Price Large               2012      12,231,249      28.88 - 96.83        536,790,380
     Cap Value Sub-Account               2011      13,446,503      24.76 - 82.60        507,039,092
                                         2010      14,212,118      26.09 - 86.60        558,423,606
                                         2009      14,942,501      22.55 - 74.47        502,483,411
                                         2008      15,718,013      19.27 - 63.32        447,266,597

  MIST T. Rowe Price Mid Cap             2012      41,941,697      10.24 - 11.53        467,536,275
     Growth Sub-Account                  2011      44,089,511       9.22 - 10.28        439,146,325
                                         2010      40,356,445       9.67 - 10.58        414,850,131
                                         2009      31,597,201        7.75 - 8.40        258,174,943
                                         2008      24,389,138        5.45 - 5.85        139,067,651

  MIST Third Avenue Small Cap            2012      15,859,523      16.91 - 20.06        287,540,317
     Value Sub-Account                   2011      18,611,699      14.67 - 17.11        290,532,427
                                         2010      18,793,984      16.49 - 18.91        327,520,477
                                         2009      17,777,766      14.06 - 15.88        262,479,306
                                         2008      16,437,324      11.38 - 12.63        194,917,296

  MIST Turner Mid Cap Growth             2012       5,785,182      12.74 - 13.95         78,584,930
     Sub-Account                         2011       6,415,135      12.30 - 13.33         83,512,450
                                         2010       5,858,465      13.61 - 14.60         83,688,741
                                         2009       4,875,425      10.96 - 11.63         55,630,594
                                         2008       4,470,347        7.62 - 8.01         35,217,413

  MIST Van Kampen Comstock               2012      26,662,653      10.86 - 16.72        329,458,802
     Sub-Account                         2011      25,137,797       9.39 - 14.24        266,463,408
                                         2010      21,172,822       9.76 - 14.59        230,561,318
                                         2009      16,791,760       8.70 - 12.82        161,042,507
                                         2008       5,638,201        7.03 - 7.31         40,651,730

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MIST RCM Technology                    2012          --         0.89 - 2.35           9.50 - 11.43
     Sub-Account                         2011          --         0.89 - 2.35      (12.00) - (10.59)
                                         2010          --         0.89 - 2.35          24.73 - 27.12
                                         2009          --         0.89 - 2.35          55.30 - 57.75
                                         2008       13.67         0.89 - 2.35      (45.75) - (44.75)

  MIST Schroders Global                  2012        1.49         0.90 - 2.35            5.01 - 6.03
     Multi-Asset Sub-Account
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income            2012        2.40         1.10 - 2.35           4.01 - 11.55
     ETF Sub-Account                     2011        1.70         1.15 - 2.35        (1.29) - (0.09)
     (Commenced 11/10/2008)              2010        1.05         1.15 - 2.20           9.80 - 10.96
                                         2009        0.78         1.15 - 2.20          22.17 - 23.97
                                         2008          --         1.30 - 2.05            1.88 - 1.99

  MIST SSgA Growth ETF                   2012        1.96         1.15 - 2.35           4.38 - 13.71
     Sub-Account                         2011        1.56         1.15 - 2.35        (4.40) - (3.24)
     (Commenced 11/10/2008)              2010        1.35         1.15 - 2.35          11.50 - 12.85
                                         2009        0.93         1.15 - 2.20          26.29 - 28.66
                                         2008          --         1.30 - 2.05            0.88 - 0.99

  MIST T. Rowe Price Large               2012        1.50         0.89 - 2.35           6.92 - 17.22
     Cap Value Sub-Account               2011        0.70         0.89 - 2.35        (6.24) - (4.62)
                                         2010        1.11         0.89 - 2.35          14.30 - 16.29
                                         2009        2.30         0.89 - 2.35          15.64 - 17.62
                                         2008        1.65         0.89 - 2.35      (37.82) - (36.76)

  MIST T. Rowe Price Mid Cap             2012          --         1.30 - 2.35          11.03 - 12.21
     Growth Sub-Account                  2011          --         1.30 - 2.35        (3.93) - (2.92)
                                         2010          --         1.30 - 2.35          24.72 - 26.05
                                         2009          --         1.30 - 2.35          42.11 - 43.59
                                         2008          --         1.30 - 2.35      (41.15) - (40.53)

  MIST Third Avenue Small Cap            2012          --         0.89 - 2.35          15.23 - 17.22
     Value Sub-Account                   2011        1.10         0.89 - 2.35       (11.09) - (9.50)
                                         2010        1.17         0.89 - 2.35          17.11 - 19.08
                                         2009        1.15         0.89 - 2.35          23.51 - 25.70
                                         2008        0.76         0.89 - 2.35      (31.46) - (30.31)

  MIST Turner Mid Cap Growth             2012          --         1.30 - 2.35            3.54 - 4.64
     Sub-Account                         2011          --         1.30 - 2.35        (9.61) - (8.65)
                                         2010          --         1.30 - 2.35          24.21 - 25.51
                                         2009          --         1.30 - 2.35          43.76 - 45.27
                                         2008          --         1.30 - 2.35      (49.50) - (48.97)

  MIST Van Kampen Comstock               2012        1.22         0.90 - 2.35           5.55 - 17.40
     Sub-Account                         2011        1.09         0.95 - 2.35        (3.76) - (2.39)
                                         2010        1.45         0.95 - 2.35          12.19 - 13.80
                                         2009        1.11         0.95 - 2.35          23.63 - 30.57
                                         2008        1.74         1.30 - 2.35      (37.41) - (36.74)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF Baillie Gifford                    2012        219,106        3.96 - 13.35          2,585,607
     International Stock                 2011        282,028        3.36 - 11.37          2,803,543
     Sub-Account                         2010        318,412        4.26 - 14.47          3,979,701
                                         2009        337,655        4.02 - 13.77          3,955,132
                                         2008        380,684        3.34 - 11.48          3,539,311

  MSF Barclays Capital                   2012     10,756,748        1.78 - 18.82        151,553,766
     Aggregate Bond Index                2011      8,083,366        1.73 - 18.28        130,173,979
     Sub-Account                         2010      5,646,137       14.02 - 17.15         86,674,964
                                         2009      2,010,364       13.73 - 16.32         29,893,966
                                         2008        527,803       14.94 - 15.65          7,896,020

  MSF BlackRock Bond Income              2012      1,045,629       46.32 - 73.22         57,888,933
     Sub-Account                         2011        953,075       44.15 - 68.69         49,538,985
                                         2010        952,834       42.45 - 65.04         47,336,145
                                         2009        911,026       40.15 - 60.57         42,636,576
                                         2008        748,389       37.59 - 55.83         32,695,795

  MSF BlackRock Large Cap                2012        230,438       12.89 - 13.54          2,977,532
     Value Sub-Account                   2011        252,494       11.44 - 11.96          2,890,664
                                         2010        253,453       11.33 - 11.79          2,872,585
                                         2009        264,703       10.51 - 10.89          2,783,413
                                         2008        257,240         9.58 - 9.88          2,464,834

  MSF BlackRock Legacy Large             2012        745,728       12.04 - 36.54         11,831,610
     Cap Growth Sub-Account              2011        814,200       10.75 - 32.23         11,348,650
                                         2010        601,185       12.06 - 35.71          9,563,155
                                         2009        612,808       10.28 - 30.07          8,419,085
                                         2008         49,555       20.78 - 22.18          1,031,800

  MSF BlackRock Money Market             2012     53,484,009        9.33 - 25.53        569,109,901
     Sub-Account                         2011     59,067,302        9.55 - 25.84        633,625,012
                                         2010     51,015,018        9.77 - 26.15        553,885,805
                                         2009     54,211,009        9.99 - 26.46        576,532,284
                                         2008     55,686,362       10.19 - 26.67        595,304,545

  MSF Davis Venture Value                2012     41,401,029       12.26 - 39.65        572,327,325
     Sub-Account                         2011     48,368,185       11.12 - 35.45        599,153,697
                                         2010     46,415,423       11.87 - 37.27        606,785,200
                                         2009     41,123,511       10.86 - 33.58        487,864,492
                                         2008     37,459,395        8.43 - 25.67        339,962,645

  MSF FI Value Leaders                   2012        283,001       16.56 - 18.87          5,105,638
     Sub-Account                         2011        289,554       14.65 - 16.57          4,601,785
                                         2010        305,583       15.99 - 17.94          5,267,530
                                         2009        265,682       14.30 - 15.91          4,072,835
                                         2008        251,266       12.02 - 13.27          3,223,563

  MSF Jennison Growth                    2012     35,125,323        2.91 - 14.55        468,764,846
     Sub-Account                         2011     20,877,221        2.55 - 12.29        248,172,110
                                         2010     20,230,170        2.57 - 12.42        243,817,657
                                         2009     17,375,446        2.33 - 11.31        190,651,501
                                         2008     14,090,231         1.69 - 8.21        112,407,198

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------    -----------------
  MSF Baillie Gifford                    2012        1.14         1.40 - 1.90          17.11 - 17.85
     International Stock                 2011        1.60         1.40 - 1.90      (21.63) - (20.99)
     Sub-Account                         2010        1.41         1.40 - 1.90            4.85 - 5.74
                                         2009        0.42         1.40 - 1.90          19.59 - 20.44
                                         2008        2.93         1.40 - 1.90      (45.29) - (44.91)

  MSF Barclays Capital                   2012        3.45         0.89 - 2.25            1.27 - 2.98
     Aggregate Bond Index                2011        3.22         0.89 - 2.25            4.77 - 6.56
     Sub-Account                         2010        2.64         0.89 - 2.25            3.30 - 5.11
                                         2009        3.64         0.89 - 2.15            2.27 - 4.24
                                         2008        4.75         0.89 - 1.35            4.56 - 5.05

  MSF BlackRock Bond Income              2012        2.54         0.89 - 2.30            3.74 - 6.59
     Sub-Account                         2011        3.84         0.89 - 2.30            4.00 - 5.62
                                         2010        3.77         0.89 - 2.30            5.72 - 7.38
                                         2009        6.49         0.89 - 2.30            6.81 - 8.50
                                         2008        5.04         0.89 - 2.30        (5.77) - (4.29)

  MSF BlackRock Large Cap                2012        1.61         0.89 - 1.35          12.74 - 13.27
     Value Sub-Account                   2011        1.16         0.89 - 1.35            0.97 - 1.44
                                         2010        1.09         0.89 - 1.35            7.75 - 8.26
                                         2009        1.58         0.89 - 1.35           9.73 - 10.22
                                         2008        0.86         0.89 - 1.35      (35.78) - (35.48)

  MSF BlackRock Legacy Large             2012        0.32         0.89 - 2.30         (0.88) - 13.35
     Cap Growth Sub-Account              2011        0.17         0.89 - 2.30       (11.01) - (9.75)
                                         2010        0.22         0.89 - 2.30          17.10 - 18.76
                                         2009        0.15         0.89 - 2.30          28.77 - 35.57
                                         2008        0.43         0.89 - 1.35      (37.36) - (37.07)

  MSF BlackRock Money Market             2012          --         0.95 - 2.35        (2.34) - (0.74)
     Sub-Account                         2011          --         0.95 - 2.35        (2.32) - (0.94)
                                         2010          --         0.95 - 2.35        (2.32) - (0.64)
                                         2009        0.25         1.00 - 2.35        (2.07) - (0.48)
                                         2008        2.42         1.15 - 2.35            0.21 - 1.42

  MSF Davis Venture Value                2012        0.72         0.89 - 2.35           1.16 - 11.86
     Sub-Account                         2011        1.01         0.89 - 2.35       (11.86) - (4.88)
                                         2010        0.87         0.89 - 2.35           9.22 - 11.01
                                         2009        1.37         0.89 - 2.35          28.77 - 30.82
                                         2008        1.19         0.89 - 2.35      (40.87) - (38.31)

  MSF FI Value Leaders                   2012        1.13         1.50 - 2.30          13.00 - 13.92
     Sub-Account                         2011        1.01         1.50 - 2.30        (8.38) - (7.64)
                                         2010        1.44         1.50 - 2.30          11.85 - 12.75
                                         2009        2.66         1.50 - 2.30          18.94 - 19.90
                                         2008        1.80         1.50 - 2.30      (40.40) - (39.92)

  MSF Jennison Growth                    2012        0.01         0.95 - 2.35         (4.12) - 14.17
     Sub-Account                         2011        0.06         1.30 - 2.35        (2.11) - (0.86)
                                         2010        0.38         1.30 - 2.35           8.74 - 10.07
                                         2009          --         1.30 - 2.35          36.32 - 38.02
                                         2008        2.13         1.30 - 2.35      (38.03) - (37.13)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               --------------   ----------------   ----------------
  MSF Loomis Sayles Small Cap            2012         330,015      33.68 - 41.36         12,332,225
     Core Sub-Account                    2011         310,374      30.16 - 36.63         10,317,247
     (Commenced 7/14/2008)               2010         214,307      30.76 - 36.95          7,224,075
                                         2009          73,444      25.33 - 29.40          1,990,671
                                         2008             926      21.12 - 22.90             20,162

  MSF Loomis Sayles Small Cap            2012           3,306      11.73 - 12.58             40,927
     Growth Sub-Account
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap                2012      13,419,571      14.54 - 40.57        217,257,576
     Value Sub-Account                   2011      14,599,235      13.33 - 36.59        215,514,020
                                         2010      15,163,945      12.80 - 34.58        213,857,206
                                         2009      15,659,935      11.41 - 30.33        195,923,686
                                         2008      16,302,851       8.27 - 21.61        146,716,944

  MSF Met/Dimensional                    2012       3,203,412      15.91 - 16.90         52,618,293
     International Small Company         2011       3,336,605      13.82 - 14.29         47,225,164
     Sub-Account                         2010       2,082,274      16.89 - 17.28         35,750,236
     (Commenced 11/10/2008)              2009       1,225,665      14.11 - 14.28         17,436,960
                                         2008          12,651      10.12 - 10.14            128,139

  MSF MetLife Conservative               2012         735,694      12.67 - 13.27          9,655,026
     Allocation Sub-Account              2011         850,770      11.86 - 12.35         10,395,348
                                         2010         830,223      11.74 - 12.15          9,998,191
                                         2009         967,744      10.85 - 11.21         10,771,428
                                         2008         602,771        9.24 - 9.44          5,653,460

  MSF MetLife Conservative to            2012         588,986      12.52 - 13.07          7,576,787
     Moderate Allocation                 2011         608,383      11.48 - 11.91          7,143,945
     Sub-Account                         2010         782,775      11.60 - 11.97          9,257,856
                                         2009         836,071      10.62 - 10.90          9,016,185
                                         2008         664,967        8.77 - 8.95          5,902,351

  MSF MetLife Mid Cap Stock              2012       4,914,049       2.01 - 21.37         88,989,701
     Index Sub-Account                   2011       4,708,991       1.73 - 18.33         77,805,929
                                         2010       3,443,301      15.77 - 18.85         59,472,935
                                         2009       1,692,693      12.86 - 15.06         23,983,061
                                         2008         999,722      10.67 - 11.09         10,679,425

  MSF MetLife Moderate                   2012       3,326,548      12.05 - 12.71         41,689,448
     Allocation Sub-Account              2011       3,930,913      10.88 - 11.40         44,282,730
                                         2010       4,192,524      11.28 - 11.74         48,715,861
                                         2009       4,293,013      10.20 - 10.54         44,856,785
                                         2008       4,259,716        8.24 - 8.46         35,786,827

  MSF MetLife Moderate to                2012       4,335,356      11.55 - 12.09         51,720,857
     Aggressive Allocation               2011       4,632,179      10.23 - 10.65         48,721,974
     Sub-Account                         2010       5,194,016      10.86 - 11.24         57,766,976
                                         2009       5,328,120        9.67 - 9.95         52,562,753
                                         2008       5,745,796        7.65 - 7.83         44,674,622

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF Loomis Sayles Small Cap            2012          --         1.20 - 2.30          11.66 - 12.90
     Core Sub-Account                    2011          --         1.20 - 2.30        (1.94) - (0.86)
     (Commenced 7/14/2008)               2010          --         1.20 - 2.30          24.32 - 25.69
                                         2009          --         1.20 - 2.15          27.16 - 28.38
                                         2008          --         1.20 - 1.75      (25.82) - (25.62)

  MSF Loomis Sayles Small Cap            2012          --         0.90 - 1.50        (1.28) - (0.88)
     Growth Sub-Account
     (Commenced 4/30/2012)

  MSF Met/Artisan Mid Cap                2012        0.80         0.89 - 2.35           8.98 - 10.87
     Value Sub-Account                   2011        0.79         0.89 - 2.35            4.02 - 5.81
                                         2010        0.59         0.89 - 2.35          12.09 - 14.02
                                         2009        0.84         0.89 - 2.35          37.92 - 40.31
                                         2008        0.06         0.89 - 2.35      (47.39) - (46.49)

  MSF Met/Dimensional                    2012        2.19         0.90 - 2.35           3.91 - 16.37
     International Small Company         2011        1.94         1.30 - 2.35      (18.19) - (17.33)
     Sub-Account                         2010        1.30         1.30 - 2.35          19.74 - 21.01
     (Commenced 11/10/2008)              2009          --         1.30 - 2.35          39.40 - 40.87
                                         2008          --         1.30 - 2.05            0.61 - 0.71

  MSF MetLife Conservative               2012        3.27         1.55 - 2.15            6.85 - 7.49
     Allocation Sub-Account              2011        2.37         1.55 - 2.15            1.06 - 1.66
                                         2010        4.06         1.55 - 2.15            7.71 - 8.36
                                         2009        3.20         1.55 - 2.25          17.85 - 18.68
                                         2008        0.85         1.55 - 2.15      (16.21) - (15.71)

  MSF MetLife Conservative to            2012        2.95         1.55 - 2.10            9.13 - 9.74
     Moderate Allocation                 2011        2.14         1.55 - 2.10        (1.04) - (0.50)
     Sub-Account                         2010        3.38         1.55 - 2.10            9.21 - 9.81
                                         2009        3.07         1.55 - 2.10          21.11 - 21.78
                                         2008        1.05         1.55 - 2.10      (23.23) - (22.81)

  MSF MetLife Mid Cap Stock              2012        0.82         0.89 - 2.35          14.53 - 16.55
     Index Sub-Account                   2011        0.70         0.89 - 2.35        (4.50) - (2.76)
                                         2010        0.76         0.89 - 2.20          23.19 - 25.17
                                         2009        1.55         0.89 - 2.15          28.41 - 35.78
                                         2008        1.39         0.89 - 1.35      (37.03) - (36.74)

  MSF MetLife Moderate                   2012        2.39         1.55 - 2.25          10.71 - 11.49
     Allocation Sub-Account              2011        1.52         1.55 - 2.25        (3.55) - (2.89)
                                         2010        2.53         1.55 - 2.25          10.65 - 11.44
                                         2009        2.96         1.55 - 2.25          23.72 - 24.58
                                         2008        0.77         1.55 - 2.25      (30.23) - (29.73)

  MSF MetLife Moderate to                2012        1.91         1.55 - 2.15          12.92 - 13.60
     Aggressive Allocation               2011        1.43         1.55 - 2.15        (5.81) - (5.25)
     Sub-Account                         2010        2.14         1.55 - 2.15          12.25 - 12.94
                                         2009        2.53         1.55 - 2.15          26.35 - 27.11
                                         2008        0.61         1.55 - 2.25      (36.57) - (36.12)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------    ----------------   ----------------
  MSF MetLife Stock Index                2012     29,109,224        4.82 - 52.98        446,759,028
     Sub-Account                         2011     25,347,914        4.22 - 46.18        355,993,780
                                         2010     23,801,960       11.03 - 45.76        343,187,076
                                         2009     21,150,594        9.85 - 40.20        281,243,641
                                         2008     15,678,062        8.00 - 32.13        164,166,647

  MSF MFS Total Return                   2012        730,405       41.41 - 60.26         35,344,618
     Sub-Account                         2011        826,212       38.00 - 54.49         36,390,818
                                         2010        929,202       37.99 - 53.68         40,676,709
                                         2009      1,006,138       35.33 - 49.20         40,772,224
                                         2008        977,440       30.49 - 41.85         34,110,264

  MSF MFS Value Sub-Account              2012      3,025,966       14.12 - 17.78         48,275,261
                                         2011      3,145,406       12.27 - 14.81         43,754,913
                                         2010      3,234,649       12.33 - 14.90         45,430,281
                                         2009      2,664,361       11.22 - 13.56         33,984,060
                                         2008      2,080,451        9.41 - 11.38         22,207,620

  MSF MSCI EAFE Index                    2012      7,172,234        1.34 - 14.41         81,404,548
     Sub-Account                         2011      6,390,970        1.15 - 12.29         69,159,210
                                         2010      4,636,491       11.54 - 14.17         58,834,689
                                         2009      2,230,107       10.94 - 13.21         27,098,496
                                         2008      1,129,559        9.89 - 10.36         11,178,515

  MSF Neuberger Berman                   2012        626,194       16.44 - 20.18         11,798,908
     Genesis Sub-Account                 2011        647,811       15.96 - 18.50         11,266,993
                                         2010        578,563       16.81 - 17.64          9,730,049
                                         2009        605,787       14.02 - 14.64          8,493,213
                                         2008        587,465       12.56 - 13.06          7,377,709

  MSF Oppenheimer Global                 2012        500,711       18.48 - 21.83          9,983,469
     Equity Sub-Account                  2011        559,531       15.55 - 17.64          9,330,001
                                         2010        608,969       17.31 - 19.88         11,272,119
                                         2009        672,213       15.23 - 17.32         10,903,654
                                         2008        671,786       11.17 - 12.50          7,900,093

  MSF Russell 2000 Index                 2012      5,078,788        2.01 - 21.83         91,750,975
     Sub-Account                         2011      3,926,223        1.75 - 18.93         64,081,468
                                         2010      2,703,578        7.11 - 19.92         46,792,763
                                         2009      1,108,328        5.68 - 15.83         15,337,009
                                         2008        478,053        4.57 - 12.68          5,298,056

  MSF T. Rowe Price Large Cap            2012         39,346       35.99 - 39.07          1,501,612
     Growth Sub-Account                  2011         44,809       30.91 - 33.42          1,465,621
     (Commenced 4/28/2008)               2010         40,496       31.93 - 34.38          1,365,647
                                         2009         39,614       27.87 - 29.90          1,161,818
                                         2008         27,135       19.86 - 21.22            565,146

  MSF T. Rowe Price Small Cap            2012        380,162       18.41 - 24.95          7,808,995
     Growth Sub-Account                  2011        417,381       16.23 - 21.67          7,500,142
                                         2010        465,332       16.01 - 21.48          8,285,648
                                         2009        481,022       12.16 - 16.06          6,406,764
                                         2008        332,266        8.98 - 11.66          3,243,702

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   -----------------   -----------------
  MSF MetLife Stock Index                2012        1.55         0.89 - 2.90          12.30 - 14.73
     Sub-Account                         2011        1.55         0.89 - 2.90          (1.15) - 0.94
                                         2010        1.63         0.89 - 2.90          11.41 - 13.81
                                         2009        2.10         0.89 - 2.90          23.01 - 26.75
                                         2008        1.80         0.89 - 2.35      (38.72) - (37.66)

  MSF MFS Total Return                   2012        2.78         0.89 - 2.15           2.75 - 10.59
     Sub-Account                         2011        2.68         0.89 - 2.15            0.04 - 1.51
                                         2010        2.91         0.89 - 2.15            7.53 - 9.10
                                         2009        4.14         0.89 - 2.15          15.84 - 17.55
                                         2008        3.52         0.89 - 2.30      (24.08) - (15.13)

  MSF MFS Value Sub-Account              2012        1.94         0.89 - 2.30           3.00 - 15.61
                                         2011        1.57         0.89 - 2.30        (1.43) - (0.04)
                                         2010        1.32         0.89 - 2.30           8.89 - 10.44
                                         2009          --         0.89 - 2.30          18.08 - 19.75
                                         2008        1.81         0.89 - 2.30      (30.55) - (21.82)

  MSF MSCI EAFE Index                    2012        2.89         0.89 - 2.15          15.42 - 17.27
     Sub-Account                         2011        2.23         0.89 - 2.15      (14.50) - (13.28)
                                         2010        2.24         0.89 - 2.15            5.47 - 7.24
                                         2009        3.30         0.89 - 2.15          26.95 - 35.25
                                         2008        2.94         0.89 - 1.35      (42.86) - (42.60)

  MSF Neuberger Berman                   2012        0.34         0.89 - 2.30            7.25 - 9.05
     Genesis Sub-Account                 2011        0.73         0.89 - 1.95          (7.38) - 4.87
                                         2010        0.51         0.89 - 1.35          19.95 - 20.50
                                         2009        1.10         0.89 - 1.35          11.63 - 12.15
                                         2008        0.53         0.89 - 1.35      (39.23) - (38.95)

  MSF Oppenheimer Global                 2012        1.40         0.90 - 1.95           8.80 - 19.84
     Equity Sub-Account                  2011        1.79         0.95 - 1.95       (10.17) - (9.41)
                                         2010        1.34         0.95 - 1.95          13.69 - 14.83
                                         2009        2.29         0.95 - 1.95          37.10 - 38.48
                                         2008        1.77         0.95 - 1.90      (41.68) - (41.12)

  MSF Russell 2000 Index                 2012        0.88         0.89 - 2.35          13.24 - 15.31
     Sub-Account                         2011        0.84         0.89 - 2.35        (6.46) - (4.95)
                                         2010        0.77         0.89 - 2.35          23.61 - 25.79
                                         2009        1.65         0.89 - 2.20          24.25 - 26.62
                                         2008        1.35         0.89 - 1.40      (34.43) - (34.05)

  MSF T. Rowe Price Large Cap            2012          --         1.50 - 1.90          16.43 - 16.90
     Growth Sub-Account                  2011          --         1.50 - 1.90        (3.19) - (2.80)
     (Commenced 4/28/2008)               2010        0.07         1.50 - 1.90          14.55 - 15.01
                                         2009        0.32         1.50 - 1.90          40.35 - 40.91
                                         2008          --         1.50 - 1.90      (44.05) - (43.82)

  MSF T. Rowe Price Small Cap            2012          --         0.89 - 2.15          13.43 - 15.14
     Growth Sub-Account                  2011          --         0.89 - 2.15          (0.70) - 0.87
                                         2010          --         0.89 - 2.30          31.60 - 33.71
                                         2009        0.12         0.89 - 2.30          35.49 - 37.73
                                         2008          --         0.89 - 2.30      (37.08) - (34.32)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF DECEMBER 31
                                               ---------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ---------------
  MSF Van Eck Global Natural             2012      7,200,491       15.15 - 15.70       111,896,983
     Resources Sub-Account               2011      6,910,683       15.07 - 15.51       106,332,935
     (Commenced 5/4/2009)                2010      3,967,225       18.49 - 18.86        74,371,723
                                         2009      1,195,095       14.65 - 14.80        17,635,926

  MSF Western Asset                      2012     17,244,875       15.42 - 19.89       313,310,285
     Management U.S. Government          2011     16,038,241       15.32 - 19.49       285,529,978
     Sub-Account                         2010     12,558,586       14.90 - 18.69       214,907,918
                                         2009      8,573,371       14.46 - 17.89       140,925,866
                                         2008      5,356,593       14.23 - 17.35        85,351,962

  Neuberger Berman Genesis               2012            474               17.11             8,101
     Sub-Account                         2011            474               15.72             7,443
                                         2010            571               15.16             8,663
                                         2009            697               12.60             8,785
                                         2008            809               10.07             8,146

  Oppenheimer VA Core Bond               2012          1,541                5.88             9,058
     Sub-Account                         2011          1,878                5.41            10,150
                                         2010          1,952                5.06             9,885
                                         2009         12,533                4.61            57,756
                                         2008         22,518                4.26            96,005

  Oppenheimer VA Global                  2012            443               10.30             4,562
     Strategic Income Sub-Account        2011            443                9.20             4,075
                                         2010            443                9.25             4,097
                                         2009          1,786                8.16            14,575
                                         2008          1,903                6.97            13,254

  Oppenheimer VA Main Street             2012      5,041,901       11.62 - 19.97        96,092,155
     Small- & Mid-Cap                    2011      4,964,464        9.98 - 17.13        81,494,321
     Sub-Account                         2010      4,127,208       10.35 - 17.72        70,331,777
                                         2009      3,126,840        8.51 - 14.54        43,881,910
                                         2008      1,863,546        6.29 - 10.72        19,372,328

  Oppenheimer VA Main Street             2012         14,959                5.59            83,663
     Sub-Account                         2011         22,109                4.85           107,300
                                         2010         24,227                4.92           119,249
                                         2009         28,105                4.30           120,826
                                         2008         31,897                3.40           108,399

  Oppenheimer VA Money                   2012         20,150                5.61           112,965
     Sub-Account                         2011         20,177                5.69           114,709
                                         2010         20,177                5.76           116,310
                                         2009         20,177                5.84           117,917
                                         2008         25,333                5.91           149,653

  Pioneer VCT Emerging                   2012         49,333       15.34 - 16.87           791,020
     Markets Sub-Account                 2011         48,427       14.01 - 15.29           705,700
     (Commenced 7/14/2008)               2010         62,764       18.70 - 20.26         1,212,537
                                         2009         60,035       16.18 - 17.74         1,020,914
                                         2008          4,387        9.83 - 10.32            43,804

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  MSF Van Eck Global Natural             2012         --          1.30 - 2.15            0.38 - 1.25
     Resources Sub-Account               2011       1.10          1.30 - 2.20      (18.49) - (17.75)
     (Commenced 5/4/2009)                2010       0.25          1.30 - 2.20          26.22 - 27.36
                                         2009         --          1.30 - 2.20          35.00 - 35.82

  MSF Western Asset                      2012       1.85          0.95 - 2.35            0.64 - 2.07
     Management U.S. Government          2011       1.20          0.95 - 2.35            2.83 - 4.28
     Sub-Account                         2010       2.24          0.95 - 2.35            3.04 - 4.50
                                         2009       4.06          0.95 - 2.35            1.67 - 3.10
                                         2008       3.54          0.95 - 2.35        (2.85) - (1.48)

  Neuberger Berman Genesis               2012       0.21                 0.89                   8.84
     Sub-Account                         2011       0.84                 0.89                   3.67
                                         2010         --                 0.89                  20.30
                                         2009         --                 0.89                  25.13
                                         2008       3.68                 0.89                (33.45)

  Oppenheimer VA Core Bond               2012       4.67                 1.40                   8.75
     Sub-Account                         2011       5.76                 1.40                   6.77
                                         2010       4.81                 1.40                   9.87
                                         2009         --                 1.40                   8.09
                                         2008       4.53                 1.40                (39.90)

  Oppenheimer VA Global                  2012       5.95                 1.40                  11.95
     Strategic Income Sub-Account        2011       3.19                 1.40                 (0.55)
                                         2010      16.19                 1.40                  13.38
                                         2009       0.53                 1.40                  17.17
                                         2008       5.21                 1.40                (15.40)

  Oppenheimer VA Main Street             2012       0.33          0.95 - 1.75          15.62 - 16.55
     Small- & Mid-Cap                    2011       0.36          0.95 - 1.75        (4.07) - (3.30)
     Sub-Account                         2010       0.37          0.95 - 1.75          20.92 - 21.90
                                         2009       0.52          0.95 - 1.75          34.52 - 35.58
                                         2008       0.18          0.95 - 1.75      (39.08) - (38.59)

  Oppenheimer VA Main Street             2012       0.86                 1.40                  15.24
     Sub-Account                         2011       1.27                 1.40                 (1.40)
                                         2010       1.11                 1.40                  14.49
                                         2009       1.94                 1.40                  26.52
                                         2008       1.52                 1.40                (39.33)

  Oppenheimer VA Money                   2012       0.01                 1.40                 (1.39)
     Sub-Account                         2011       0.01                 1.40                 (1.37)
                                         2010       0.03                 1.40                 (1.37)
                                         2009       0.35                 1.40                 (1.07)
                                         2008       2.83                 1.40                   1.34

  Pioneer VCT Emerging                   2012       0.21          1.20 - 1.95           9.49 - 10.32
     Markets Sub-Account                 2011         --          1.20 - 1.95      (25.09) - (24.53)
     (Commenced 7/14/2008)               2010       0.32          1.20 - 1.95          13.38 - 14.23
                                         2009       0.63          1.20 - 2.15          70.32 - 71.96
                                         2008         --          1.20 - 1.75      (50.82) - (50.69)

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ------------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                UNITS         HIGHEST ($)      ASSETS ($)
                                            ------------   ---------------   --------------
  Pioneer VCT Equity Income           2012        24,722     21.52 - 23.79          548,970
     Sub-Account                      2011        17,862     19.96 - 21.90          371,272
     (Commenced 7/14/2008)            2010        18,868     19.24 - 20.95          375,754
                                      2009        20,833     16.12 - 17.79          354,460
                                      2008         2,134     15.01 - 15.22           32,445

  Pioneer VCT Fundamental             2012       229,721       9.05 - 9.48        2,136,823
     Value Sub-Account                2011       238,409       8.34 - 8.68        2,036,161
     (Commenced 7/14/2008)            2010       243,744       8.83 - 9.11        2,192,843
                                      2009       223,412       8.19 - 8.44        1,867,892
                                      2008        21,316       7.29 - 7.38          156,566

  Pioneer VCT Ibbotson Growth         2012     1,199,751     15.56 - 16.51       19,107,227
     Allocation Sub-Account           2011     1,225,572     14.18 - 14.93       17,736,364
     (Commenced 7/14/2008)            2010     1,275,136     14.95 - 15.62       19,386,421
                                      2009     1,257,274     13.28 - 13.78       16,934,322
                                      2008       346,884     10.21 - 10.51        3,587,235

  Pioneer VCT Ibbotson                2012     1,789,015     15.09 - 16.33       28,441,628
     Moderate Allocation              2011     1,795,010     13.82 - 14.81       25,968,930
     Sub-Account                      2010     1,833,743     14.43 - 15.31       27,517,066
     (Commenced 7/14/2008)            2009     1,818,031     12.95 - 13.60       24,317,338
                                      2008       109,195     10.23 - 10.47        1,127,161

  Pioneer VCT Mid Cap Value           2012     1,769,793     28.91 - 34.56       56,444,927
     Sub-Account                      2011     1,688,831     26.60 - 31.48       49,145,077
                                      2010     1,493,349     28.81 - 33.76       46,621,818
                                      2009     1,309,529     24.92 - 28.91       35,037,503
                                      2008     1,105,223     20.42 - 23.30       23,891,796

  Pioneer VCT Real Estate             2012        10,700     21.29 - 23.38          237,514
     Shares Sub-Account               2011        12,968     18.70 - 20.38          251,847
     (Commenced 7/14/2008)            2010        12,983     17.38 - 18.80          234,208
                                      2009        16,034     13.78 - 14.80          228,918
                                      2008         3,001     10.87 - 11.38           33,133

  T. Rowe Price Growth Stock          2012        66,302             96.60        6,404,585
     Sub-Account                      2011        73,401             81.96        6,015,937
                                      2010        85,875             83.50        7,170,858
                                      2009        97,059             72.05        6,993,261
                                      2008       104,973             50.75        5,327,165

  T. Rowe Price International         2012        45,736             13.99          639,881
     Stock Sub-Account                2011        59,337             11.89          705,529
                                      2010        68,117             13.68          932,126
                                      2009        72,797             12.06          877,970
                                      2008        76,425              7.99          610,995

  T. Rowe Price Prime Reserve         2012        40,746             17.75          723,146
     Sub-Account                      2011        54,384             17.91          973,756
                                      2010        70,013             18.06        1,264,618
                                      2009        76,856             18.22        1,400,475
                                      2008       120,897             18.35        2,218,473

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                              INCOME          LOWEST TO        LOWEST TO
                                             RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           -------------  ---------------- ----------------
  Pioneer VCT Equity Income           2012      3.87        1.20 - 1.95         7.83 - 8.65
     Sub-Account                      2011      2.00        1.20 - 1.95         3.73 - 4.51
     (Commenced 7/14/2008)            2010      2.07        1.20 - 1.95       16.93 - 17.81
                                      2009      3.38        1.20 - 2.15       11.47 - 12.53
                                      2008      0.69        1.60 - 1.75   (22.10) - (22.05)

  Pioneer VCT Fundamental             2012      0.98        1.20 - 1.95         8.45 - 9.27
     Value Sub-Account                2011      0.72        1.20 - 1.95     (5.53) - (4.82)
     (Commenced 7/14/2008)            2010      0.58        1.20 - 1.95         7.15 - 7.96
                                      2009      0.70        1.20 - 2.15       13.26 - 14.34
                                      2008        --        1.20 - 1.75   (21.91) - (21.71)

  Pioneer VCT Ibbotson Growth         2012      1.76        1.20 - 1.95        9.72 - 10.55
     Allocation Sub-Account           2011      1.94        1.20 - 1.95     (5.14) - (4.42)
     (Commenced 7/14/2008)            2010      1.88        1.20 - 1.95       12.55 - 13.39
                                      2009      2.87        1.20 - 1.95       30.11 - 31.09
                                      2008        --        1.20 - 1.95   (27.48) - (27.22)

  Pioneer VCT Ibbotson                2012      2.47        1.20 - 2.20        9.14 - 10.25
     Moderate Allocation              2011      2.49        1.20 - 2.20     (4.21) - (3.25)
     Sub-Account                      2010      2.53        1.20 - 2.20       11.44 - 12.56
     (Commenced 7/14/2008)            2009      3.10        1.20 - 2.20       28.59 - 29.89
                                      2008        --        1.20 - 1.80   (24.71) - (24.50)

  Pioneer VCT Mid Cap Value           2012      0.84        0.95 - 1.95         8.67 - 9.77
     Sub-Account                      2011      0.64        0.95 - 1.95     (7.66) - (6.73)
                                      2010      0.87        0.95 - 1.95       15.62 - 16.78
                                      2009      1.29        0.95 - 1.95       22.85 - 24.08
                                      2008      0.87        0.95 - 1.90   (35.01) - (34.39)

  Pioneer VCT Real Estate             2012      2.11        1.20 - 1.95       13.84 - 14.70
     Shares Sub-Account               2011      2.24        1.20 - 1.95         7.64 - 8.45
     (Commenced 7/14/2008)            2010      2.42        1.20 - 1.95       26.06 - 27.01
                                      2009      4.81        1.20 - 1.95       29.02 - 29.98
                                      2008      1.71        1.20 - 1.75   (32.64) - (32.47)

  T. Rowe Price Growth Stock          2012      0.18               0.89               17.86
     Sub-Account                      2011      0.02               0.89              (1.85)
                                      2010      0.06               0.89               15.89
                                      2009      0.21               0.89               41.98
                                      2008      0.40               0.89             (42.77)

  T. Rowe Price International         2012      1.21               0.89               17.66
     Stock Sub-Account                2011      1.20               0.89             (13.11)
                                      2010      1.13               0.89               13.46
                                      2009      2.49               0.89               50.86
                                      2008      1.51               0.89             (48.48)

  T. Rowe Price Prime Reserve         2012      0.01               0.89              (0.88)
     Sub-Account                      2011      0.01               0.89              (0.87)
                                      2010      0.01               0.89              (0.87)
                                      2009      0.22               0.89              (0.70)
                                      2008      2.47               0.89                1.64

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INVESTORS USA INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                AS OF DECEMBER 31
                                               ----------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO             NET
                                                    UNITS          HIGHEST ($)        ASSETS ($)
                                               -------------   -----------------   ----------------
  UIF U.S. Real Estate                   2012      2,343,331       27.76 - 59.62         90,757,950
     Sub-Account                         2011      2,367,197       24.43 - 51.96         76,564,905
                                         2010      2,327,750       23.50 - 49.52         68,963,648
                                         2009      2,542,094       18.43 - 38.47         56,466,102
                                         2008      2,248,952       14.64 - 30.26         38,153,749

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------------------------
                                               INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                  INCOME           LOWEST TO           LOWEST TO
                                                 RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                               -------------   ----------------   ------------------
  UIF U.S. Real Estate                   2012       0.85          0.95 - 1.90          13.65 - 14.74
     Sub-Account                         2011       0.85          0.95 - 1.90            3.93 - 4.92
                                         2010       2.15          0.95 - 1.90          27.52 - 28.73
                                         2009       3.31          0.95 - 1.90          25.93 - 27.14
                                         2008       3.39          0.95 - 1.90      (39.07) - (38.49)

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

 2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

MetLife Investors USA Insurance Company

Consolidated Financial Statements
As of December 31, 2012 and 2011 and for the Years Ended December 31, 2012, 2011 and 2010 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying consolidated financial statements of MetLife Investors USA Insurance Company and its subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company and its subsidiary as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis-of-Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 8, 2013

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                          Consolidated Balance Sheets
                          December 31, 2012 and 2011

                (In millions, except share and per share data)

                                                                                                        2012      2011
                                                                                                     ---------- ---------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $9,987 and
   $9,405, respectively)............................................................................ $   11,387 $  10,457
 Equity securities available-for-sale, at estimated fair value (cost: $33 and $2, respectively).....         34         2
 Mortgage loans (net of valuation allowances of $8 and $11, respectively)...........................      1,678     1,508
 Policy loans.......................................................................................        130       102
 Real estate and real estate joint ventures.........................................................        175        30
 Other limited partnership interests................................................................        650       535
 Short-term investments, at estimated fair value....................................................        722       779
 Other invested assets, principally at estimated fair value.........................................        560       606
                                                                                                     ---------- ---------
   Total investments................................................................................     15,336    14,019
 Cash and cash equivalents..........................................................................        122       108
 Accrued investment income..........................................................................        135       120
 Premiums, reinsurance and other receivables........................................................     14,746    12,679
 Deferred policy acquisition costs..................................................................      2,945     2,908
 Current income tax recoverable.....................................................................        137        83
 Other assets.......................................................................................        721       739
 Separate account assets............................................................................     70,876    56,820
                                                                                                     ---------- ---------
   Total assets..................................................................................... $  105,018 $  87,476
                                                                                                     ========== =========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.............................................................................. $    4,404 $   3,085
Policyholder account balances.......................................................................     12,937    13,773
Other policy-related balances.......................................................................      2,607     2,449
Payables for collateral under securities loaned and other transactions..............................      1,823     1,672
Long-term debt......................................................................................         41        42
Deferred income tax liability.......................................................................      1,484       918
Other liabilities...................................................................................      5,389     4,314
Separate account liabilities........................................................................     70,876    56,820
                                                                                                     ---------- ---------
   Total liabilities................................................................................     99,561    83,073
                                                                                                     ---------- ---------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Preferred stock, par value $1.00 per share; 200,000 shares authorized, issued and outstanding.......         --        --
Common stock, par value $200.00 per share; 15,000 shares authorized; 11,000 shares issued and
 outstanding........................................................................................          2         2
Additional paid-in capital..........................................................................      2,520     2,520
Retained earnings...................................................................................      2,018     1,189
Accumulated other comprehensive income (loss).......................................................        917       692
                                                                                                     ---------- ---------
   Total stockholder's equity.......................................................................      5,457     4,403
                                                                                                     ---------- ---------
   Total liabilities and stockholder's equity....................................................... $  105,018 $  87,476
                                                                                                     ========== =========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                     2012      2011      2010
                                                   --------  --------  --------
Revenues
Premiums.......................................... $    428  $    647  $    357
Universal life and investment-type product policy
  fees............................................    1,585     1,288       991
Net investment income.............................      661       586       520
Other revenues....................................      327       314       302
Net investment gains (losses):
  Other-than-temporary impairments on fixed
   maturity securities............................       (4)       --        (9)
  Other-than-temporary impairments on fixed
   maturity securities transferred to other
   comprehensive income (loss)....................        2        (2)        5
  Other net investment gains (losses).............       27        (5)       19
                                                   --------  --------  --------
   Total net investment gains (losses)............       25        (7)       15
  Net derivative gains (losses)...................    1,194       701       115
                                                   --------  --------  --------
   Total revenues.................................    4,220     3,529     2,300
                                                   --------  --------  --------
Expenses
Policyholder benefits and claims..................      808       779       486
Interest credited to policyholder account balances      421       424       413
Other expenses....................................    1,803     1,595     1,079
                                                   --------  --------  --------
   Total expenses.................................    3,032     2,798     1,978
                                                   --------  --------  --------
Income (loss) before provision for income tax.....    1,188       731       322
Provision for income tax expense (benefit)........      359       198        66
                                                   --------  --------  --------
Net income (loss)................................. $    829  $    533  $    256
                                                   ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                               2012      2011     2010
                                                             --------- --------- -------

Net income (loss)...........................................  $    829  $    533  $  256
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related
    offsets.................................................       331       697     296
  Unrealized gains (losses) on derivatives..................        16       199    (72)
  Foreign currency translation adjustments..................       (1)       (1)      --
                                                             --------- --------- -------
  Other comprehensive income (loss), before income tax......       346       895     224
  Income tax (expense) benefit related to items of other
    comprehensive income (loss).............................     (121)     (313)    (79)
                                                             --------- --------- -------
  Other comprehensive income (loss), net of income tax......       225       582     145
                                                             --------- --------- -------
Comprehensive income (loss).................................  $  1,054  $  1,115  $  401
                                                             ========= ========= =======

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)




                                                                              Additional
                                                             Preferred Common  Paid-in   Retained
                                                               Stock   Stock   Capital   Earnings
                                                             --------- ------ ---------- --------
Balance at December 31, 2009................................  $    --  $    2  $  2,520  $   771
Cumulative effect of change in accounting principle, net of
 income tax (Note 1)........................................                         --     (371)
                                                              -------  ------  --------  -------
Balance at January 1, 2010..................................       --       2     2,520      400
Net income (loss)...........................................                                 256
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2010................................       --       2     2,520      656
Net income (loss)...........................................                                 533
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2011................................       --       2     2,520    1,189
Net income (loss)...........................................                                 829
Other comprehensive income (loss), net of income tax........
                                                              -------  ------  --------  -------
Balance at December 31, 2012................................  $    --  $    2  $  2,520  $ 2,018
                                                              =======  ======  ========  =======

                                                             Accumulated Other Comprehensive Income (Loss)
                                                             --------------------------------------------
                                                                   Net                         Foreign
                                                               Unrealized     Other-Than-      Currency        Total
                                                               Investment      Temporary     Translation   Stockholder's
                                                              Gains (Losses)   Impairments    Adjustments     Equity
                                                             ---------------  ------------   ------------  -------------
Balance at December 31, 2009................................  $        (33)   $         (2)  $        --     $  3,258
Cumulative effect of change in accounting principle, net of
 income tax (Note 1)........................................                                                     (371)
                                                              ------------    ------------   -----------     --------
Balance at January 1, 2010..................................           (33)             (2)           --        2,887
Net income (loss)...........................................                                                      256
Other comprehensive income (loss), net of income tax........           146              (1)           --          145
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2010................................           113              (3)           --        3,288
Net income (loss)...........................................                                                      533
Other comprehensive income (loss), net of income tax........           584              (1)           (1)         582
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2011................................           697              (4)           (1)       4,403
Net income (loss)...........................................                                                      829
Other comprehensive income (loss), net of income tax........           225               1            (1)         225
                                                              ------------    ------------   -----------     --------
Balance at December 31, 2012................................  $        922    $         (3)  $        (2)    $  5,457
                                                              ============    ============   ===========     ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                             2012       2011      2010
                                                                                          ---------  ---------  --------
Cash flows from operating activities
Net income (loss)........................................................................ $     829  $     533  $    256
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
 Depreciation and amortization expenses..................................................        13         20        23
 Amortization of premiums and accretion of discounts associated with investments, net....       (49)       (45)      (28)
 (Gains) losses on investments and derivatives, net......................................    (1,281)      (802)     (233)
 (Income) loss from equity method investments, net of dividends or distributions.........       (24)        (2)      (57)
 Interest credited to policyholder account balances......................................       421        424       413
 Universal life and investment-type product policy fees..................................    (1,585)    (1,288)     (991)
 Change in accrued investment income.....................................................       (12)       (14)      (21)
 Change in premiums, reinsurance and other receivables...................................      (756)      (710)   (2,560)
 Change in deferred policy acquisition costs, net........................................       (33)      (566)     (402)
 Change in income tax....................................................................       391        184        42
 Change in other assets..................................................................     1,421      1,058       711
 Change in insurance-related liabilities and policy-related balances.....................     1,471      1,299       971
 Change in other liabilities.............................................................       398        363     2,079
 Other, net..............................................................................        --         --         1
                                                                                          ---------  ---------  --------
Net cash provided by operating activities................................................     1,204        454       204
                                                                                          ---------  ---------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturity securities.............................................................     3,203      3,137     4,488
   Equity securities.....................................................................         3          5         1
   Mortgage loans........................................................................        60         56        21
   Other limited partnership interests...................................................        68         93        46
 Purchases of:
   Fixed maturity securities.............................................................    (3,715)    (4,274)   (4,983)
   Equity securities.....................................................................       (31)        (5)       --
   Mortgage loans........................................................................      (229)      (387)     (600)
   Real estate and real estate joint ventures............................................      (145)        (1)       (4)
   Other limited partnership interests...................................................      (162)      (164)     (161)
 Cash received in connection with freestanding derivatives...............................        57         22         2
 Cash paid in connection with freestanding derivatives...................................       (18)       (25)      (48)
 Issuances of loans to affiliates........................................................        --       (125)       --
 Net change in policy loans..............................................................       (28)       (38)      (14)
 Net change in short-term investments....................................................        57       (666)      732
 Net change in other invested assets.....................................................         5         25       (80)
                                                                                          ---------  ---------  --------
Net cash used in investing activities....................................................      (875)    (2,347)     (600)
                                                                                          ---------  ---------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits..............................................................................     2,621      4,984     3,219
   Withdrawals...........................................................................    (3,191)    (3,647)   (2,634)
 Net change in payables for collateral under securities loaned and other transactions....       151        426      (361)
 Long-term debt repaid...................................................................        (1)        (3)       --
 Financing element on certain derivative instruments.....................................       105          1        --
                                                                                          ---------  ---------  --------
Net cash (used in) provided by financing activities......................................      (315)     1,761       224
                                                                                          ---------  ---------  --------
Change in cash and cash equivalents......................................................        14       (132)     (172)
Cash and cash equivalents, beginning of year.............................................       108        240       412
                                                                                          ---------  ---------  --------
Cash and cash equivalents, end of year................................................... $     122  $     108  $    240
                                                                                          =========  =========  ========
Supplemental disclosures of cash flow information:
 Net cash paid (received) for:
   Interest.............................................................................. $       3  $       2  $     --
                                                                                          =========  =========  ========
   Income tax............................................................................ $     (34) $      16  $     20
                                                                                          =========  =========  ========
 Non-cash transactions:
   Real estate and real estate joint ventures acquired in satisfaction of debt........... $       2  $      --  $     --
                                                                                          =========  =========  ========
   Long-term debt issued in exchange for certain other invested assets................... $      --  $      --  $     45
                                                                                          =========  =========  ========

       See accompanying notes to the consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors USA Insurance Company ("MLI-USA") and its subsidiary and affiliate, (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life, universal and variable life and variable and fixed annuity products.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

  The accompanying consolidated financial statements include the accounts of MetLife Investors USA Insurance Company and its subsidiary, as well as a partnership in which the Company has control. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

  ----------------------------------------------------------------------------
  Accounting Policy                                                       Note
  ----------------------------------------------------------------------------
  Insurance                                                                  2
  ----------------------------------------------------------------------------
  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles     3
  ----------------------------------------------------------------------------
  Reinsurance                                                                4
  ----------------------------------------------------------------------------
  Investments                                                                5
  ----------------------------------------------------------------------------
  Derivatives                                                                6
  ----------------------------------------------------------------------------
  Fair Value                                                                 7
  ----------------------------------------------------------------------------
  Income Tax                                                                11
  ----------------------------------------------------------------------------
  Litigation Contingencies                                                  12
  ----------------------------------------------------------------------------

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

---------------------------------------------------------------------------------------------------------------------------------
  Products:                                                               In proportion to the following over estimated lives of
                                                                          the contracts:
---------------------------------------------------------------------------------------------------------------------------------
 .  Non-participating and non-dividend-paying traditional contracts       Historic actual and expected future gross premiums.
    (primarily term insurance)
---------------------------------------------------------------------------------------------------------------------------------
 .  Participating, dividend-paying traditional contracts                  Actual and expected future gross margins.
---------------------------------------------------------------------------------------------------------------------------------
 .  Fixed and variable universal life contracts                           Actual and expected future gross profits.
 .  Fixed and variable deferred annuity contracts
---------------------------------------------------------------------------------------------------------------------------------

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  See Note 3 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past business combinations contributed to the Company by MetLife is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA to determine whether the asset is impaired.

 Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

 Net Investment Income

  Income on investments is reported within net investment income, unless otherwise stated herein.

 Fixed Maturity and Equity Securities

  The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

  Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

  The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

  For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

 Mortgage Loans

  The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 5.

  Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

 Policy Loans

  Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

 Real Estate

  Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

  The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

  In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

 Short-term Investments

  Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

 Other Invested Assets

  Other invested assets consist principally of the following:

..  Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
..  Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
.. Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

.. Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

 Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

Derivatives

 Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

--------------------------------------------------------------------------------------------
 Statement of Operations Presentation:     Derivative:
--------------------------------------------------------------------------------------------
 Net investment income                   .  Economic hedges of equity method investments
                                            in joint ventures
--------------------------------------------------------------------------------------------

 Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

..  the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
..  the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and .. a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 Income Tax

  The Company was excluded from MetLife's life/non-life consolidated federal tax return since it became a subsidiary of MICC in 2006. In 2011, the Company together with MICC and its subsidiaries were able to join the MetLife life/non-life consolidated federal tax return and became a party to the MetLife tax sharing agreement. Prior to 2011, the Company filed a consolidated tax return with MICC.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Other Accounting Policies

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

 Computer Software

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $109 million and $84 million at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $32 million and $35 million at December 31, 2012 and 2011, respectively. Related amortization expense was $2 million, $12 million and $16 million for the years ended December 31, 2012, 2011 and 2010, respectively.

 Other Revenues

  Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

 Foreign Currency

  The results of foreign investments in other limited partnership interests are recorded based on the functional currency of each investment. Net assets of the foreign investments are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and the proportionate shares of net income from the foreign investments are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                                    As Previously Reported        Adjustment              As Adjusted
                                                   ------------------------ -----------------------  ---------------------
                                                      December 31, 2011        December 31, 2011       December 31, 2011
                                                   ------------------------ -----------------------  ---------------------
                                                                                (In millions)
Assets
 Deferred policy acquisition costs................ $                  3,542 $                  (634) $               2,908
Liabilities
 Deferred income tax liability.................... $                  1,140 $                  (222) $                 918
Equity
 Retained earnings................................ $                  1,604 $                  (415) $               1,189
 Accumulated other comprehensive income (loss).... $                    689 $                     3  $                 692
 Total stockholder's equity....................... $                  4,815 $                  (412) $               4,403

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                                    As Previously Reported         Adjustment               As Adjusted
                                                   ------------------------ ------------------------  -----------------------
                                                   Years Ended December 31, Years Ended December 31,  Years Ended December 31,
                                                   ------------------------ ------------------------  -----------------------
                                                       2011        2010        2011         2010         2011         2010
                                                   ------------ ----------- ----------  ------------  -----------  -----------
                                                                                 (In millions)
Expenses
 Other expenses................................... $      1,582 $     1,024 $       13  $         55  $     1,595  $     1,079
 Income (loss) before provision for income tax.... $        744 $       377 $      (13) $        (55) $       731  $       322
 Provision for income tax expense (benefit)....... $        203 $        85 $       (5) $        (19) $       198  $        66
 Net income (loss)................................ $        541 $       292 $       (8) $        (36) $       533  $       256

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                     As Previously Reported          Adjustment
                                                    ------------------------  ------------------------
                                                    Years Ended December 31,  Years Ended December 31,
                                                    ------------------------  ------------------------
                                                       2011         2010          2011         2010
                                                    ----------  ------------  -----------  -----------
                                                                                    (In millions)
Cash flows from operating activities
  Net income (loss)................................ $      541  $        292  $        (8) $       (36)
  Change in deferred policy acquisition costs, net. $     (578) $       (457) $        12  $        55
  Change in income tax............................. $      188  $         61  $        (4) $       (19)

                                                           As Adjusted
                                                    -------------------------
                                                     Years Ended December 31,
                                                    -------------------------
                                                        2011          2010
                                                    ------------  -----------

Cash flows from operating activities
  Net income (loss)................................ $        533  $       256
  Change in deferred policy acquisition costs, net. $       (566) $      (402)
  Change in income tax............................. $        184  $        42

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 7.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of variable interest entities ("VIEs"). The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

 Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405):
Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

2. Insurance

Insurance Liabilities

  Future policy benefits are measured as follows:

----------------------------------------------------------------------------------------------------------------
 Product Type:                 Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------
 Participating life            Aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).
----------------------------------------------------------------------------------------------------------------
 Non-participating life        Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.
----------------------------------------------------------------------------------------------------------------
 Traditional fixed annuities   Present value of expected future payments. Interest rate assumptions used in
 after annuitization           establishing such liabilities range from 4% to 8%.
----------------------------------------------------------------------------------------------------------------

  Participating business represented 2% and 1% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 27% and 12% of gross life insurance premiums for the years ended December 31, 2012 and 2011, respectively. Such policies are 90% reinsured.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

 Guarantee:                                                   Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------
 GMDBs   .  A return of purchase payment upon death even    .  Present value of expected death benefits in
            if the account value is reduced to zero.           excess of the projected account balance
                                                               recognizing the excess ratably over the
                                                               accumulation period based on the present value
                                                               of total expected assessments.

         .  An enhanced death benefit may be available for  .  Assumptions are consistent with those used for
            an additional fee.                                 amortizing DAC, and are thus subject to the
                                                               same variability and risk.

                                                            .  Investment performance and volatility
                                                               assumptions are consistent with the historical
                                                               experience of the appropriate underlying
                                                               equity index, such as the S&P 500 Index.

                                                            .  Benefit assumptions are based on the average
                                                               benefits payable over a range of scenarios.
---------------------------------------------------------------------------------------------------------------
 GMIBs   .  After a specified period of time determined at  .  Present value of expected income benefits in
            the time of issuance of the variable annuity       excess of the projected account balance at any
            contract, a minimum accumulation of purchase       future date of annuitization and recognizing
            payments, even if the account value is reduced     the excess ratably over the accumulation
            to zero, that can be annuitized to receive a       period based on present value of total
            monthly income stream that is not less than a      expected assessments.
            specified amount.

         .  Certain contracts also provide for a            .  Assumptions are consistent with those used for
            guaranteed lump sum return of purchase premium     estimating GMDBs liabilities.
            in lieu of the annuitization benefit.

                                                            .  Calculation incorporates an assumption for the
                                                               percentage of the potential annuitizations
                                                               that may be elected by the contractholder.
---------------------------------------------------------------------------------------------------------------
 GMWBs   .  A return of purchase payment via partial        .  Expected value of the life contingent payments
            withdrawals, even if the account value is          and expected assessments using assumptions
            reduced to zero, provided that cumulative          consistent with those used for estimating the
            withdrawals in a contract year do not exceed a     GMDBs liabilities.
            certain limit.

         .  Certain contracts include guaranteed
            withdrawals that are life contingent.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                            Universal and
                                                           Variable Life
                                        Annuity Contracts    Contracts
                                    --------------------  ---------------
                                                             Secondary
                                       GMDBs       GMIBs    Guarantees         Total
                                    ---------   --------- --------------- -----------
                                                      (In millions)
Direct
Balance at January 1, 2010.........  $     55    $    215     $    224     $      494
Incurred guaranteed benefits.......        23          66          246            335
Paid guaranteed benefits...........        (5)         --           --             (5)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        73         281          470            824
Incurred guaranteed benefits.......        77         128          139            344
Paid guaranteed benefits...........       (18)         --           --            (18)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......       132         409          609          1,150
Incurred guaranteed benefits.......       102         404          269            775
Paid guaranteed benefits...........       (21)         --           --            (21)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $    213    $    813     $    878     $    1,904
                                    =========   =========    =========    ===========

Ceded
Balance at January 1, 2010.........  $     55    $     74     $    142     $      271
Incurred guaranteed benefits.......        23          23          192            238
Paid guaranteed benefits...........        (5)         --           --             (5)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        73          97          334            504
Incurred guaranteed benefits.......        77          44          123            244
Paid guaranteed benefits...........       (18)         --           --            (18)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......       132         141          457            730
Incurred guaranteed benefits.......       102         140          224            466
Paid guaranteed benefits...........       (21)         --           --            (21)
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $    213    $    281     $    681     $    1,175
                                    =========   =========    =========    ===========

Net
Balance at January 1, 2010.........  $     --    $    141     $     82     $      223
Incurred guaranteed benefits.......        --          43           54             97
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2010.......        --         184          136            320
Incurred guaranteed benefits.......        --          84           16            100
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2011.......        --         268          152            420
Incurred guaranteed benefits.......        --         264           45            309
Paid guaranteed benefits...........        --          --           --             --
                                    ---------   ---------    ---------    -----------
Balance at December 31, 2012.......  $     --    $    532     $    197     $      729
                                    =========   =========    =========    ===========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                                                         December 31,
                                                                                                     ---------------------
                                                                                                        2012       2011
                                                                                                     ---------- ----------
                                                                                                         (In millions)
Fund Groupings:
Balanced............................................................................................  $  35,569  $  26,785
Equity..............................................................................................     28,736     24,325
Bond................................................................................................      3,749      2,983
Specialty...........................................................................................        821        727
Money Market........................................................................................        527        587
                                                                                                     ---------- ----------
  Total.............................................................................................  $  69,402  $  55,407
                                                                                                     ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 4 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                              December 31,
                                    --------------------------------------------------------------
                                                  2012                             2011
                                    -----------------------------    -----------------------------
                                        In the            At             In the            At
                                     Event of Death  Annuitization    Event of Death  Annuitization
                                    --------------- --------------   --------------- --------------
                                                              (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.......  $      74,156   $     51,411     $      60,719   $     41,713
Separate account value.............  $      71,446   $     49,778     $      57,305   $     39,454
Net amount at risk.................  $       1,976   $      2,316(2)  $       3,783   $      1,444(2)
Average attained age of
  contractholders..................       64 years       63 years          64 years       62 years

                                                           December 31,
                                                    ---------------------------
                                                          2012          2011
                                                    ------------- -------------
                                                       Secondary Guarantees
                                                    ---------------------------
                                                           (In millions)
 Universal and Variable Life Contracts (1)
 Account value (general and separate account)...... $       3,659 $       3,019
 Net amount at risk................................ $      65,938 $      58,776
 Average attained age of policyholders.............      56 years      55 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $5.3 billion and $6.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  During 2012, MLI-USA became a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Information related to this membership at December 31, 2012 is as follows:

                                                    Holdings of
                                                       FHLB
                                                    Common Stock   Liability    Collateral
                                                   ------------- ----------- --------------
                                                                (In millions)
FHLB of Pittsburgh................................  $        11   $      --  $      595 (1)

--------

(1)Advances, if any, are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $70.7 billion and $56.6 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3.  Deferred Policy Acquisition Costs and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

  Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  Participating, Dividend Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

  Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

  Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                          Years Ended December 31,
                                                   -------------------------------------
                                                         2012         2011         2010
                                                   -----------  -----------  -----------
                                                               (In millions)
DAC
Balance at January 1,.............................  $    2,908   $    2,343   $    1,982
Capitalizations...................................         805        1,247          769
Amortization related to:
  Net investment gains (losses)...................        (394)        (274)         (51)
  Other expenses..................................        (379)        (407)        (316)
                                                   -----------  -----------  -----------
   Total amortization.............................        (773)        (681)        (367)
                                                   -----------  -----------  -----------
Unrealized investment gains (losses)..............           5           (1)         (41)
                                                   -----------  -----------  -----------
Balance at December 31,...........................  $    2,945   $    2,908   $    2,343
                                                   ===========  ===========  ===========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  Information regarding other policy-related intangibles was as follows:

                                                            Years Ended December 31,
                                                        -------------------------------
                                                             2012       2011       2010
                                                        ---------  ---------  ---------
                                                                 (In millions)
Deferred Sales Inducements
Balance at January 1,..................................  $    503   $    497   $    450
Capitalization.........................................        20         79         98
Amortization...........................................       (49)       (73)       (51)
                                                        ---------  ---------  ---------
Balance at December 31,................................  $    474   $    503   $    497
                                                        =========  =========  =========

VODA
Balance at January 1,..................................  $    140   $    148   $    155
Amortization...........................................       (10)        (8)        (7)
                                                        ---------  ---------  ---------
Balance at December 31,................................  $    130   $    140   $    148
                                                        =========  =========  =========
Accumulated amortization...............................  $     37   $     27   $     19
                                                        =========  =========  =========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                                   VODA
                                                                            -------------
                                                                            (In millions)
2013....................................................................... $          11
2014....................................................................... $          12
2015....................................................................... $          12
2016....................................................................... $          12
2017....................................................................... $          11

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by an affiliate. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $386 million and $283 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $541 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $323 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $427 million of net unaffiliated ceded reinsurance recoverables. Of this total, $377 million, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $233 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                      2012       2011       2010
                                                   ---------- ---------- ----------
                                                            (In millions)
Premiums:
Direct premiums................................... $      941 $      961 $      562
Reinsurance assumed...............................         11          7         13
Reinsurance ceded.................................      (524)      (321)      (218)
                                                   ---------- ---------- ----------
  Net premiums.................................... $      428 $      647 $      357
                                                   ========== ========== ==========
Universal life and investment-type product policy
  fees:
Direct universal life and investment-type product
  policy fees..................................... $    2,167 $    1,694 $    1,224
Reinsurance assumed...............................         83         90        120
Reinsurance ceded.................................      (665)      (496)      (353)
                                                   ---------- ---------- ----------
  Net universal life and investment-type product
   policy fees.................................... $    1,585 $    1,288 $      991
                                                   ========== ========== ==========
Other revenues:
Direct other revenues............................. $      137 $       99 $       63
Reinsurance assumed...............................         --         --         --
Reinsurance ceded.................................        190        215        239
                                                   ---------- ---------- ----------
  Net other revenues.............................. $      327 $      314 $      302
                                                   ========== ========== ==========
Policyholder benefits and claims:
Direct policyholder benefits and claims........... $    1,805 $    1,363 $      944
Reinsurance assumed...............................         19         15         29
Reinsurance ceded.................................    (1,016)      (599)      (487)
                                                   ---------- ---------- ----------
  Net policyholder benefits and claims............ $      808 $      779 $      486
                                                   ========== ========== ==========
Interest credited to policyholder account
  balances:
Direct interest credited to policyholder account
  balances........................................ $      454 $      436 $      404
Reinsurance assumed...............................         71         68         64
Reinsurance ceded.................................      (104)       (80)       (55)
                                                   ---------- ---------- ----------
  Net interest credited to policyholder account
   balances....................................... $      421 $      424 $      413
                                                   ========== ========== ==========
Other expenses:
Direct other expenses............................. $    1,671 $    1,402 $      893
Reinsurance assumed...............................         33         48         93
Reinsurance ceded.................................         99        145         93
                                                   ---------- ---------- ----------
  Net other expenses.............................. $    1,803 $    1,595 $    1,079
                                                   ========== ========== ==========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                              December 31,
                                                   -------------------------------------------------------------------
                                                                 2012                              2011
                                                   --------------------------------- ---------------------------------
                                                                             Total                             Total
                                                                            Balance                           Balance
                                                   Direct  Assumed  Ceded    Sheet   Direct  Assumed  Ceded    Sheet
                                                   ------- ------- -------- -------- ------- ------- -------- --------

                                                                              (In millions)

Assets:
Premiums, reinsurance and other receivables....... $   338 $    35 $ 14,373 $ 14,746 $   374 $    34 $ 12,271 $ 12,679
Deferred policy acquisition costs.................   3,468     121    (644)    2,945   3,359     135    (586)    2,908
                                                   ------- ------- -------- -------- ------- ------- -------- --------
 Total assets..................................... $ 3,806 $   156 $ 13,729 $ 17,691 $ 3,733 $   169 $ 11,685 $ 15,587
                                                   ======= ======= ======== ======== ======= ======= ======== ========
Liabilities:
Other policy-related balances..................... $   164 $ 1,588 $    855 $  2,607 $   181 $ 1,510 $    758 $  2,449
Other liabilities.................................     282      10    5,097    5,389     211      10    4,093    4,314
                                                   ------- ------- -------- -------- ------- ------- -------- --------
 Total liabilities................................ $   446 $ 1,598 $  5,952 $  7,996 $   392 $ 1,520 $  4,851 $  6,763
                                                   ======= ======= ======== ======== ======= ======= ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.2 billion at both December 31, 2012 and 2011. There were no deposit liabilities on reinsurance at both December 31, 2012 and 2011.

 Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company, MICC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2012      2011      2010
                                                   --------  --------  --------
                                                           (In millions)
Premiums:
Reinsurance assumed............................... $     11  $      7  $     13
Reinsurance ceded.................................     (477)     (284)     (190)
                                                   --------  --------  --------
  Net premiums.................................... $   (466) $   (277) $   (177)
                                                   ========  ========  ========
Universal life and investment-type product policy
  fees:
Reinsurance assumed............................... $     83  $     90  $    120
Reinsurance ceded.................................     (555)     (416)     (279)
                                                   --------  --------  --------
  Net universal life and investment-type product
   policy fees.................................... $   (472) $   (326) $   (159)
                                                   ========  ========  ========
Other revenues:
Reinsurance assumed............................... $     --  $     --  $     --
Reinsurance ceded.................................      190       215       239
                                                   --------  --------  --------
  Net other revenues.............................. $    190  $    215  $    239
                                                   ========  ========  ========
Policyholder benefits and claims:
Reinsurance assumed............................... $     19  $     15  $     29
Reinsurance ceded.................................     (833)     (497)     (323)
                                                   --------  --------  --------
  Net policyholder benefits and claims............ $   (814) $   (482) $   (294)
                                                   ========  ========  ========
Interest credited to policyholder account
  balances:
Reinsurance assumed............................... $     71  $     68  $     64
Reinsurance ceded.................................     (104)      (80)      (55)
                                                   --------  --------  --------
  Net interest credited to policyholder account
   balances....................................... $    (33) $    (12) $      9
                                                   ========  ========  ========
Other expenses:
Reinsurance assumed............................... $     33  $     48  $     93
Reinsurance ceded.................................       98       144        93
                                                   --------  --------  --------
  Net other expenses.............................. $    131  $    192  $    186
                                                   ========  ========  ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                 December 31,
                                                   ----------------------------------------
                                                           2012                 2011
                                                   -------------------  -------------------
                                                    Assumed    Ceded     Assumed    Ceded
                                                   --------- ---------  --------- ---------
                                                                 (In millions)
Assets:
Premiums, reinsurance and other receivables....... $      35 $  13,801  $      34 $  11,810
Deferred policy acquisition costs.................       121      (642)       134      (585)
                                                   --------- ---------  --------- ---------
  Total assets.................................... $     156 $  13,159  $     168 $  11,225
                                                   ========= =========  ========= =========
Liabilities:
Other policy-related balances..................... $   1,588 $     855  $   1,510 $     758
Other liabilities.................................        10     4,910         10     3,913
                                                   --------- ---------  --------- ---------
  Total liabilities............................... $   1,598 $   5,765  $   1,520 $   4,671
                                                   ========= =========  ========= =========

  Effective October 1, 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $407 million, and the funds withheld liability and other reinsurance payables, included in other liabilities, were $438 million at December 31, 2012. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $6 million at December 31, 2012. For the year ended December 31, 2012, the Company's consolidated statement of operations reflected a loss for this agreement of $37 million, which included a decrease in net derivative gains (losses) of $6 million related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $3.9 billion and $3.0 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $439 million, $1.7 billion, and ($7) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $546 million and $416 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($130) million, ($411) million and ($17) million for the years ended December 31, 2012, 2011 and 2010, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.1 billion and $4.6 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.0 billion and $4.1 billion, at December 31, 2012 and 2011, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2012 and 2011.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2012                              December 31, 2011
                                   --------------------------------------------  ---------------------------------------------
                                                 Gross Unrealized                              Gross Unrealized
                                    Cost or  ------------------------  Estimated  Cost or  ------------------------- Estimated
                                   Amortized         Temporary  OTTI     Fair    Amortized         Temporary  OTTI     Fair
                                     Cost     Gains   Losses   Losses    Value     Cost     Gains   Losses    Losses   Value
                                   --------- ------- --------- ------  --------- --------- ------- --------- ------- ---------
                                                                         (In millions)
Fixed Maturity Securities:
U.S. corporate....................  $ 4,130  $   585  $    7   $  --   $  4,708   $ 3,545  $   445  $   24    $  --  $  3,966
Foreign corporate.................    1,747      188       5      --      1,930     1,634      152      14       --     1,772
RMBS..............................    1,362      114       6       4      1,466     1,268       82      31        6     1,313
U.S. Treasury and agency..........    1,004      287      --      --      1,291     1,247      280      --       --     1,527
State and political subdivision...      766      160       2      --        924       675      110       4       --       781
CMBS..............................      494       34       1      --        527       539       30       2       --       567
ABS...............................      348       15       3      --        360       359       13       7       --       365
Foreign government................      136       45      --      --        181       138       29       1       --       166
                                    -------  -------  ------   -----   --------   -------  -------  ------    -----  --------
  Total fixed maturity securities.  $ 9,987  $ 1,428  $   24   $   4   $ 11,387   $ 9,405  $ 1,141  $   83    $   6  $ 10,457
                                    =======  =======  ======   =====   ========   =======  =======  ======    =====  ========
Equity Securities:
Non-redeemable preferred..........  $    22  $     1  $   --   $  --   $     23   $     1  $    --  $   --    $  --  $      1
Common............................       11       --      --      --         11         1       --      --       --         1
                                    -------  -------  ------   -----   --------   -------  -------  ------    -----  --------
  Total equity securities.........  $    33  $     1  $   --   $  --   $     34   $     2  $    --  $   --    $  --  $      2
                                    =======  =======  ======   =====   ========   =======  =======  ======    =====  ========

  The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at December 31, 2012. There were no non-income producing fixed maturity securities held at December 31, 2011.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                   December 31,
                                                   ---------------------------------------------
                                                            2012                   2011
                                                   ---------------------- ----------------------
                                                               Estimated              Estimated
                                                   Amortized     Fair     Amortized     Fair
                                                     Cost        Value      Cost        Value
                                                   ---------- ----------- ---------- -----------
                                                                   (In millions)
Due in one year or less........................... $      234 $       239 $      161 $       162
Due after one year through five years.............      1,417       1,531      1,470       1,545
Due after five years through ten years............      2,137       2,430      2,112       2,345
Due after ten years...............................      3,995       4,834      3,496       4,160
                                                   ---------- ----------- ---------- -----------
 Subtotal.........................................      7,783       9,034      7,239       8,212
Structured securities (RMBS, CMBS and ABS)........      2,204       2,353      2,166       2,245
                                                   ---------- ----------- ---------- -----------
 Total fixed maturity securities.................. $    9,987 $    11,387 $    9,405 $    10,457
                                                   ========== =========== ========== ===========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                                          December 31, 2012                         December 31, 2011
                                              ----------------------------------------- -----------------------------------------
                                                                   Equal to or Greater                       Equal to or Greater
                                              Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                              -------------------- -------------------- -------------------- --------------------
                                              Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                                Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                                Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                              --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                                  (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate...............................  $  160     $   2     $   48     $    5    $  136     $    7    $   84     $   17
Foreign corporate............................      26         1         14          4       213          6        12          8
RMBS.........................................      19        --        105         10       214         18        92         19
U.S. Treasury and agency.....................      --        --         --         --       118         --        --         --
State and political subdivision..............      16         1          6          1        --         --        22          4
CMBS.........................................      28         1          9         --         9          1        15          1
ABS..........................................      14        --         26          3        95          1        26          6
Foreign government...........................      --        --         --         --        15          1        --         --
                                               ------     -----     ------     ------    ------     ------    ------     ------
 Total fixed maturity securities.............  $  263     $   5     $  208     $   23    $  800     $   34    $  251     $   55
                                               ======     =====     ======     ======    ======     ======    ======     ======
Equity Securities:
Non-redeemable preferred.....................  $   --     $  --     $    1     $   --    $    1     $   --    $   --     $   --
                                               ------     -----     ------     ------    ------     ------    ------     ------
 Total equity securities.....................  $   --     $  --     $    1     $   --    $    1     $   --    $   --     $   --
                                               ======     =====     ======     ======    ======     ======    ======     ======
Total number of securities in an unrealized
 loss position...............................      64                   72                  142                   91
                                               ======               ======               ======               ======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

  The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

 . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

 . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

 . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

 . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

     When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above, as well as private and public sector programs to restructure such securities.

  With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

  The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

  In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

Current Period Evaluation

  Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

  Gross unrealized losses on fixed maturity securities in an unrealized loss position, decreased $61 million during the year ended December 31, 2012 from $89 million to $28 million. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

  At December 31, 2012, $4 million of the total $28 million of gross unrealized losses were from four fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Investment Grade Fixed Maturity Securities

  Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, less than $1 million are related to investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Below Investment Grade Fixed Maturity Securities

  Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 98%, are related to gross unrealized losses on three below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector and unemployment levels. Management evaluates these foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                   ------------------------------------------
                                           2012                  2011
                                   --------------------  --------------------
                                     Carrying     % of     Carrying     % of
                                       Value      Total      Value      Total
                                   ------------- ------  ------------- ------
                                   (In millions)         (In millions)
 Mortgage loans:
  Commercial......................  $    1,478     88.1%  $    1,314     87.1%
  Agricultural....................         208     12.4          205     13.6
                                    ----------   ------   ----------   ------
    Subtotal (1)..................       1,686    100.5        1,519    100.7
  Valuation allowances............          (8)    (0.5)         (11)    (0.7)
                                    ----------   ------   ----------   ------
      Total mortgage loans, net...  $    1,678    100.0%  $    1,508    100.0%
                                    ==========   ======   ==========   ======

--------

(1)Purchases of mortgage loans were $20 million for the year ended December 31, 2012. The Company did not purchase any mortgage loans during the year ended December 31, 2011.

  See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

  All commercial and agricultural mortgage loans held at both December 31, 2012 and 2011 were evaluated collectively for credit losses. The valuation allowance for commercial mortgage loans were $7 million and $10 million at December 31, 2012 and 2011, respectively. The valuation allowance for agricultural mortgage loans was $1 million at both December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                                   Commercial Agricultural   Total
                                                   ---------- ------------ --------
                                                             (In millions)
Balance at January 1, 2010........................  $      3    $     --   $      3
Provision (release)...............................         9          --          9
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2010......................        12          --         12
Provision (release)...............................        (2)          1         (1)
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2011......................        10           1         11
Provision (release)...............................        (3)         --         (3)
Charge-offs, net of recoveries....................        --          --         --
                                                    --------    --------   --------
Balance at December 31, 2012......................  $      7    $      1   $      8
                                                    ========    ========   ========

 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for both loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                      Recorded Investment
                       -------------------------------------------------
                        Debt Service Coverage Ratios
                       -------------------------------            % of      Estimated     % of
                        > 1.20x  1.00x - 1.20x < 1.00x  Total     Total    Fair Value     Total
                       --------- ------------- ------- -------- --------  ------------- --------
                                     (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $   1,317    $   16     $   14  $  1,347     91.1%   $   1,494       91.5%
65% to 75%............        75        --         20        95      6.4          100        6.1
76% to 80%............        --         5         17        22      1.5           24        1.5
Greater than 80%......        --        14         --        14      1.0           14        0.9
                       ---------    ------     ------  -------- --------    ---------   --------
 Total................ $   1,392    $   35     $   51  $  1,478    100.0%   $   1,632      100.0%
                       =========    ======     ======  ======== ========    =========   ========

December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $   1,062    $   15     $   45  $  1,122     85.4%   $   1,201       85.9%
65% to 75%............       159         8         --       167     12.7          173       12.4
76% to 80%............         2        --         --         2      0.2            2        0.1
Greater than 80%......        13         8          2        23      1.7           22        1.6
                       ---------    ------     ------  -------- --------    ---------   --------
 Total................ $   1,236    $   31     $   47  $  1,314    100.0%   $   1,398      100.0%
                       =========    ======     ======  ======== ========    =========   ========

 Credit Quality of Agricultural Mortgage Loans

  All of the agricultural mortgage loans held at both December 31, 2012 and 2011 had loan-to-value ratios less than 65%.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no loans in non-accrual status at both December 31, 2012 and December 31, 2011.

  Impaired Mortgage Loans

  The Company had no impaired mortgage loans at December 31, 2012. The Company had one impaired commercial mortgage loan, which was modified in a troubled debt restructuring, with an unpaid principal balance, recorded investment and carrying value of $2 million at December 31, 2011. The average investment on impaired mortgage loans was $1 million for the years ended December 31, 2012 and 2011. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2012, 2011 and 2010.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. The Company had one commercial mortgage loan modified during the year ended December 31, 2011 in a troubled debt restructuring with a pre-modification and post-modification carrying value of $2 million. There were no agricultural mortgage loans modified as a troubled debt restructuring during the year ended December 31, 2011.

  There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012 and 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 6), loans to affiliates (see "-- Related Party Investment Transactions) and leveraged leases.

 Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                                                December 31,
                                                                            ----------------
                                                                              2012     2011
                                                                            -------  -------
                                                                              (In millions)
Rental receivables, net.................................................... $    92  $    92
Estimated residual values..................................................      14       14
                                                                            -------  -------
  Subtotal.................................................................     106      106
Unearned income............................................................     (37)     (42)
                                                                            -------  -------
  Investment in leveraged leases........................................... $    69  $    64
                                                                            =======  =======

  Rental receivables are generally due in periodic installments. The payment periods range from three to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The deferred income tax liability related to leveraged leases was $53 million and $35 million at December 31, 2012 and 2011, respectively.

  The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2012      2011      2010
                                                                        --------  --------  --------
                                                                               (In millions)
Income from investment in leveraged leases............................. $      5  $      8  $     --
Less: Income tax expense on leveraged leases...........................       (2)       (3)       --
                                                                        --------  --------  --------
Investment income after income tax from investment in leveraged leases. $      3  $      5  $     --
                                                                        ========  ========  ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $23 million and $44 million at December 31, 2012 and 2011, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                              Years Ended December 31,
                                                                           -----------------------------
                                                                              2012       2011      2010
                                                                           ---------  ---------  -------
                                                                                   (In millions)
Fixed maturity securities................................................. $   1,402  $   1,057  $   331
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................        (4)        (6)      (6)
                                                                           ---------  ---------  -------
   Total fixed maturity securities........................................     1,398      1,051      325
Derivatives...............................................................       142        126      (73)
Short-term investments....................................................        (1)        (1)      --
Other.....................................................................        (3)        --       --
                                                                           ---------  ---------  -------
   Subtotal...............................................................     1,536      1,176      252
                                                                           ---------  ---------  -------
Amounts allocated from:
 Insurance liability loss recognition.....................................       (79)       (61)     (34)
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss)............................................        --         --        1
 DAC......................................................................       (43)       (48)     (48)
                                                                           ---------  ---------  -------
   Subtotal...............................................................      (122)      (109)     (81)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............         1          2        2
Deferred income tax benefit (expense).....................................      (496)      (376)     (63)
                                                                           ---------  ---------  -------
Net unrealized investment gains (losses).................................. $     919  $     693  $   110
                                                                           =========  =========  =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                              2012         2011
                                                                            ---------   ---------
                                                                               (In millions)
Balance, January 1,....................................................... $      (6)   $      (6)
Noncredit OTTI losses recognized (1)......................................        (2)           2
Securities sold with previous noncredit OTTI loss.........................         2            2
Subsequent changes in estimated fair value................................         2           (4)
                                                                            ---------   ---------
Balance, December 31,..................................................... $      (4)   $      (6)
                                                                            =========   =========

--------

(1)Noncredit OTTI losses recognized, net of DAC, were ($2) million and $1 million for the years ended December 31, 2012 and 2011, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                         Years Ended December 31,
                                                                        -------------------------
                                                                          2012     2011     2010
                                                                        -------  -------  -------
                                                                              (In millions)
Balance, beginning of period........................................... $   693  $   110  $   (35)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized...........................................................       2       --       (2)
Unrealized investment gains (losses) during the year...................     358      924      301
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition...........................     (18)     (27)     (34)
 DAC related to noncredit OTTI losses recognized in accumulated other
   comprehensive income (loss).........................................      --       (1)       1
 DAC...................................................................       5       --      (42)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)..........      (1)      --       --
Deferred income tax benefit (expense)..................................    (120)    (313)     (79)
                                                                        -------  -------  -------
Balance, end of period................................................. $   919  $   693  $   110
                                                                        =======  =======  =======
Change in net unrealized investment gains (losses)..................... $   226  $   583  $   145
                                                                        =======  =======  =======

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                                              December 31,
                                                                           -------------------
                                                                             2012      2011
                                                                           --------- ---------
                                                                              (In millions)
Securities on loan: (1)
  Amortized cost.......................................................... $   1,212 $   1,153
  Estimated fair value.................................................... $   1,534 $   1,437
Cash collateral on deposit from counterparties (2)........................ $   1,574 $   1,429
Security collateral on deposit from counterparties (3).................... $      11 $      37
Reinvestment portfolio -- estimated fair value............................ $   1,591 $   1,414

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities.

                                                         December 31,
                                                       ----------------
                                                         2012    2011
                                                       -------- -------
                                                        (In millions)
         Invested assets on deposit (regulatory
           deposits).................................. $      6 $     7
         Invested assets pledged as collateral (1)....      698       6
                                                       -------- -------
           Total invested assets on deposit and
            pledged as collateral..................... $    704 $    13
                                                       ======== =======

--------

(1)The Company has pledged fixed maturity securities and cash and cash equivalents in connection with funding agreements (see Note 2) and derivative transactions (see Note 6).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                           December 31,
                                                           -------------
                                                            2012   2011
                                                           ------ ------
                                                           (In millions)
        Outstanding principal and interest balance (1).... $  341 $  315
        Carrying value (2)................................ $  277 $  229

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                    Years Ended December 31,
                                                    ------------------------
                                                       2012         2011
                                                     ----------  ----------
                                                        (In millions)
      Contractually required payments (including
        interest).................................. $      152   $      482
      Cash flows expected to be collected (1)...... $       71   $      421
      Fair value of investments acquired........... $       44   $      238

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                     Years Ended December 31,
                                                     -----------------------
                                                       2012         2011
                                                      --------     --------
                                                        (In millions)
       Accretable yield, January 1,................. $    187     $      5
       Investments purchased........................       27          183
       Accretion recognized in earnings.............      (11)          (7)
       Reclassification (to) from nonaccretable
         difference.................................      (14)           6
                                                      --------     --------
       Accretable yield, December 31,............... $    189     $    187
                                                      ========     ========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

The portion of these investments accounted for under the equity method had a carrying value of $723 million at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $432 million at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for one of the three most recent annual periods: 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $148.5 billion and $134.4 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled $4.9 billion and $7.3 billion at December 31, 2012 and 2011, respectively. Aggregate net income (loss) of these entities totaled $11.8 billion, $5.0 billion and $11.0 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. If the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity it would be the primary beneficiary and consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

  There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                       December 31,
                                                        -------------------------------------------
                                                                2012                  2011
                                                        --------------------- ---------------------
                                                                    Maximum               Maximum
                                                        Carrying   Exposure   Carrying   Exposure
                                                         Amount   to Loss (1)  Amount   to Loss (1)
                                                        --------- ----------- --------- -----------
                                                                       (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS and ABS) (2)....... $   2,353  $   2,353  $   2,245  $   2,245
  U.S. and foreign corporate...........................       149        149        109        109
Other limited partnership interests....................       516        780        446        761
                                                        ---------  ---------  ---------  ---------
  Total................................................ $   3,018  $   3,282  $   2,800  $   3,115
                                                        =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

Net Investment Income

  The components of net investment income were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2012     2011     2010
                                                 -------- -------- --------
                                                        (In millions)
   Investment income:
   Fixed maturity securities....................  $   525  $   468  $   430
   Mortgage loans...............................       87       76       53
   Policy loans.................................        5        4        4
   Real estate and real estate joint ventures...        1       --       (2)
   Other limited partnership interests..........       54       42       52
   Cash, cash equivalents and short-term
     investments................................        1       --       (2)
   Other........................................        7        9       --
                                                 -------- -------- --------
     Subtotal...................................      680      599      535
   Less: Investment expenses....................       19       13       15
                                                 -------- -------- --------
     Net investment income......................  $   661  $   586  $   520
                                                 ======== ======== ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                                    -------------------------
                                                                        2012     2011     2010
                                                                    -------- -------- --------
                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Finance.......................................................  $   (1)  $   --   $   --
     Utility.......................................................      --       --       (1)
                                                                     ------   ------   ------
       Total U.S. and foreign corporate securities.................      (1)      --       (1)
   RMBS............................................................      (1)      (2)      (2)
   CMBS............................................................      --       --       (1)
                                                                     ------   ------   ------

   OTTI losses on fixed maturity securities recognized in earnings.      (2)      (2)      (4)
  Fixed maturity securities -- net gains (losses) on sales
   and disposals...................................................      23       (5)      30
                                                                     ------   ------   ------
   Total gains (losses) on fixed maturity securities...............      21       (7)      26
                                                                     ------   ------   ------
Other net investment gains (losses):
  Equity securities................................................      --       (1)      --
  Mortgage loans...................................................       3        2       (9)
  Real estate and real estate joint ventures.......................      --       --       (1)
  Other limited partnership interests..............................       1       (1)      (1)
                                                                     ------   ------   ------
   Total net investment gains (losses).............................  $   25   $   (7)  $   15
                                                                     ======   ======   ======

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $1 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                        Years Ended December 31,
                                              ---------------------------------------------------------------------------
                                                2012     2011     2010    2012    2011    2010    2012     2011     2010
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
                                                    Fixed Maturity
                                                      Securities           Equity Securities              Total
                                              -------------------------  ---------------------- -------------------------
                                                                             (In millions)

Proceeds..................................... $ 2,021  $ 2,510  $ 3,329  $    3 $     5  $    3 $ 2,024  $ 2,515  $ 3,332
                                              =======  =======  =======  ====== =======  ====== =======  =======  =======
Gross investment gains....................... $    32  $    13  $    52  $   -- $    --  $   -- $    32  $    13  $    52
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
Gross investment losses......................      (9)     (18)     (22)     --      --      --      (9)     (18)     (22)
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
Total OTTI losses recognized in earnings:
  Credit-related.............................      (1)      (2)      (4)     --      --      --      (1)      (2)      (4)
  Other (1)..................................      (1)      --       --      --      (1)     --      (1)      (1)      --
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
   Total OTTI losses recognized in earnings..      (2)      (2)      (4)     --      (1)     --      (2)      (3)      (4)
                                              -------  -------  -------  ------ -------  ------ -------  -------  -------
    Net investment gains (losses)............ $    21  $    (7) $    26  $   -- $    (1) $   -- $    21  $    (8) $    26
                                              =======  =======  =======  ====== =======  ====== =======  =======  =======

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                  Years Ended December 31,
                                                                               --------------------------
                                                                                   2012          2011
                                                                               --------      --------
                                                                                  (In millions)
Balance, at January 1,........................................................ $      1      $      1
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired........................................................        1            --
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired........................................................       --             2
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI....................................       (1)           (1)
 Securities impaired to net present value of expected future cash flows.......       --            (1)
                                                                                 --------      --------
Balance, at December 31,...................................................... $      1      $      1
                                                                                 ========      ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2012     2011    2010
                                                   -------  ------- -------
                                                        (In millions)
     Estimated fair value of invested assets
       transferred to affiliates.................. $    --  $    -- $   105
     Amortized cost of invested assets
       transferred to affiliates.................. $    --  $    -- $    97
     Net investment gains (losses) recognized on
       transfers.................................. $    --  $    -- $     8
     Estimated fair value of invested assets
       transferred from affiliates................ $    --  $    -- $    46

  The Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans. The carrying value of these loans was $117 million and $118 million at December 31, 2012, and 2011, respectively. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, when the principal balance is due. A loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $8 million for the year ended December 31, 2012 and $9 million for both the years ended December 31, 2011 and 2010.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $125 million at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on December 16, 2021, and bears interest, payable semi-annually, at 5.86%. Net investment income from this loan was $7 million and less than $1 million for the years ended December 31, 2012 and 2011, respectively.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $10 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of less than $1 million for both years ended December 31, 2012 and 2011 and ($2) million for the year ended December 31, 2010.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

    To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Derivatives

    Credit derivatives primarily include credit default swaps that are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

    Credit default swaps are also used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

    The Company uses equity index options to reduce its exposure to equity market risk in non-qualifying hedging relationships.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                            ---------------------------------------------------------------
                                                                         2012                            2011
                                                            ------------------------------- -------------------------------
                                                                      Estimated Fair Value            Estimated Fair Value
                                                            Notional  --------------------- Notional  ---------------------
                          Primary Underlying Risk Exposure   Amount    Assets   Liabilities  Amount    Assets   Liabilities
                          --------------------------------  --------- --------- ----------- --------- --------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps..... Interest rate.................... $     101 $      --  $       2  $      22 $      --  $       1
                                                            --------- ---------  ---------  --------- ---------  ---------
   Subtotal..............                                         101        --          2         22        --          1
                                                            --------- ---------  ---------  --------- ---------  ---------
Cash flow hedges:
 Interest rate swaps..... Interest rate....................       483        59         --        165        47         --
 Interest rate forwards.. Interest rate....................       260        53         --        410        87         --
 Foreign currency swaps.. Foreign currency exchange rate...       183         2          6        128         7          2
                                                            --------- ---------  ---------  --------- ---------  ---------
   Subtotal.............................................          926       114          6        703       141          2
                                                            --------- ---------  ---------  --------- ---------  ---------
    Total qualifying hedges............................     $   1,027 $     114  $       8  $     725 $     141  $       3
                                                            --------- ---------  ---------  --------- ---------  ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps...... Interest rate.................... $   1,587 $      96  $      10  $     842 $     107  $      12
Interest rate floors..... Interest rate....................     6,000        93         91      2,000       100         --
Interest rate caps....... Interest rate....................     1,500        --         --      2,000         1         --
Interest rate futures.... Interest rate....................        44        --          1        101         1         --
Foreign currency swaps... Foreign currency exchange rate...       120         1          4         49         2          1
Credit default swaps..... Credit...........................       648         5         --        519         4          5
Equity options........... Equity market....................        36        --         --         23        --         --
                                                            --------- ---------  ---------  --------- ---------  ---------
 Total non-designated or non-qualifying derivatives.......      9,935       195        106      5,534       215         18
                                                            --------- ---------  ---------  --------- ---------  ---------
   Total................................................    $  10,962 $     309  $     114  $   6,259 $     356  $      21
                                                            ========= =========  =========  ========= =========  =========

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2012      2011      2010
                                                   --------- --------- ---------
                                                           (In millions)
Derivatives and hedging gains (losses) (1)........ $      37 $     191 $       3
Embedded derivatives..............................     1,157       510       112
                                                   --------- --------- ---------
  Total net derivative gains (losses)............. $   1,194 $     701 $     115
                                                   ========= ========= =========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2012, 2011 and 2010.

  The Company recognized $60 million, $36 million and $20 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                        Net            Net
                                                     Derivative     Investment
                                                   Gains (Losses)   Income (1)
                                                   -------------- -------------
                                                           (In millions)
For the Year Ended December 31, 2012:
Interest rate derivatives......................... $         (29) $          --
Foreign currency exchange rate derivatives........            (3)            --
Credit derivatives................................             8             --
Equity derivatives................................            --             (1)
                                                   -------------  -------------
  Total........................................... $         (24) $          (1)
                                                   =============  =============
For the Year Ended December 31, 2011:
Interest rate derivatives......................... $         143  $          --
Foreign currency exchange rate derivatives........            --             --
Credit derivatives................................             1             --
Equity derivatives................................            --             (2)
                                                   -------------  -------------
  Total........................................... $         144  $          (2)
                                                   =============  =============
For the Year Ended December 31, 2010:
Interest rate derivatives......................... $         (16) $          --
Foreign currency exchange rate derivatives........            (3)            --
Credit derivatives................................             1             --
Equity derivatives................................            --             (1)
                                                   -------------  -------------
  Total........................................... $         (18) $          (1)
                                                   =============  =============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized ($1) million in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2012. The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the years ended

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

December 31, 2011 and 2010. Changes in the fair value of the derivatives recognized in net derivative gains (losses) were ($2) million for the year ended December 31, 2012, and insignificant for the years ended December 31, 2011 and 2010. Changes in the fair value of the hedged items recognized in net derivative gains (losses) were $1 million for the year ended December 31, 2012, and insignificant for the years ended December 31, 2011 and 2010.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities; (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments; and (iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified $0, $1 million and $0 from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and five years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $142 million and $126 million, respectively.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                        Amount of Gains (Losses)    Amount and Location of Gains
                                        Deferred in Accumulated      (Losses) Reclassified from
Derivatives in Cash Flow               Other Comprehensive Income Accumulated Other Comprehensive
Hedging Relationships                    (Loss) on Derivatives    Income (Loss) into Income (Loss)
-------------------------------------- -------------------------- --------------------------------
                                          (Effective Portion)           (Effective Portion)
                                       -------------------------- --------------------------------
                                                                           Net Derivative
                                                                           Gains (Losses)
                                                                  --------------------------------
                                                              (In millions)
For the Year Ended December 31, 2012:
 Interest rate swaps..................    $                 27          $                 --
 Interest rate forwards...............                      (1)                            1
 Foreign currency swaps...............                      (9)                           --
                                          --------------------          --------------------
   Total..............................    $                 17          $                  1
                                          ====================          ====================
For the Year Ended December 31, 2011:
 Interest rate swaps..................    $                 57          $                  1
 Interest rate forwards...............                     144                             9
 Foreign currency swaps...............                       7                            (1)
                                          --------------------          --------------------
   Total..............................    $                208          $                  9
                                          ====================          ====================
For the Year Ended December 31, 2010:
 Interest rate swaps..................    $                (21)         $                 --
 Interest rate forwards...............                     (48)                            2
 Foreign currency swaps...............                      (1)                           --
                                          --------------------          --------------------
   Total..............................    $                (70)         $                  2
                                          ====================          ====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $624 million and $469 million at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $5 million and paid $2 million, respectively, to terminate all of these contracts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                              -----------------------------------------------------------------------------
                                                               2012                                   2011
                                              -------------------------------------- --------------------------------------
                                                            Maximum                                Maximum
                                              Estimated    Amount of                 Estimated    Amount of
                                              Fair Value     Future       Weighted   Fair Value     Future       Weighted
                                              of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced        Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                          Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------       ---------- -------------- ------------ ---------- -------------- ------------
                                                    (In millions)                          (In millions)
Aaa/Aa/A
Single name credit default swaps (corporate).  $     1      $    43           2.9     $     1      $    63           4.1
Credit default swaps referencing indices.....       --           42           1.8           1           43           2.8
                                               -------      -------                   -------      -------
  Subtotal...................................        1           85           2.3           2          106           3.6
                                               -------      -------                   -------      -------
Baa
Single name credit default swaps (corporate).        1           80           3.6          (1)          85           4.6
Credit default swaps referencing indices.....        3          423           4.5          (3)         278           4.7
                                               -------      -------                   -------      -------
  Subtotal...................................        4          503           4.4          (4)         363           4.6
                                               -------      -------                   -------      -------
B
Single name credit default swaps (corporate).       --           --            --          --           --            --
Credit default swaps referencing indices.....       --           36           5.0          --           --            --
                                               -------      -------                   -------      -------
  Subtotal...................................       --           36           5.0          --           --            --
                                               -------      -------                   -------      -------
    Total....................................  $     5      $   624           4.1     $    (2)     $   469           4.4
                                               =======      =======                   =======      =======

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $249 million and $243 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $64 million and $66 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                      Estimated Fair Value of         Fair Value of Incremental
                                                      Collateral Provided (2):        Collateral Provided Upon:
                                                      ------------------------ ----------------------------------------
                                                                                                   Downgrade in the
                                                                                  One Notch    Company's Credit Rating
                                                                                  Downgrade    to a Level that Triggers
                                     Estimated                                     in the           Full Overnight
                                   Fair Value of                                  Company's      Collateralization or
                                 Derivatives in Net        Fixed Maturity          Credit           Termination of
                               Liability Position (1)        Securities            Rating      the Derivative Position
                               ---------------------- ------------------------ --------------- ------------------------
                                                                    (In millions)
December 31, 2012.............    $           104        $             101     $            --    $                7
December 31, 2011.............    $            --        $              --     $            --    $               --

--------

(1)After taking into consideration the existence of netting agreements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2012 and 2011, the Company did not provide any cash collateral.

  The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $2 million and $6 million, respectively, which is included in premiums, reinsurance and other receivables.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and funds withheld on ceded reinsurance.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                December 31,
                                                                                              -----------------
                                                           Balance Sheet Location               2012     2011
                                                 -------------------------------------------- -------- --------
                                                                                                (In millions)
Net embedded derivatives within asset host
contracts:
  Ceded guaranteed minimum benefits............. Premiums, reinsurance and other receivables. $  3,891 $  3,009
  Options embedded in debt or equity securities. Investments.................................      (5)       --
                                                                                              -------- --------
    Net embedded derivatives within asset host contracts.................................     $  3,886 $  3,009
                                                                                              ======== ========
Net embedded derivatives within liability host
contracts:
  Direct guaranteed minimum benefits............ PABs........................................ $    660 $  1,189
  Funds withheld on ceded reinsurance........... Other liabilities...........................      552      416
                                                                                              -------- --------
    Net embedded derivatives within liability host contracts.............................     $  1,212 $  1,605
                                                                                              ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2012      2011      2010
                                                   --------- --------- ---------
                                                           (In millions)
Net derivative gains (losses) (1), (2)............ $   1,157 $     510 $     112

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were ($225) million, $346 million and ($140) million for the years ended December 31, 2012, 2011 and 2010, respectively. In

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

   addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $124 million, ($476) million and $210 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/
         ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2012
                                                   ---------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                          Total Estimated
                                                     Level 1     Level 2        Level 3     Fair Value
                                                   ----------- -----------    ----------- ---------------
                                                                      (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate................................... $        -- $     4,475    $       233     $     4,708
 Foreign corporate................................          --       1,624            306           1,930
 RMBS.............................................          --       1,418             48           1,466
 U.S. Treasury and agency.........................         297         994             --           1,291
 State and political subdivision..................          --         924             --             924
 CMBS.............................................          --         516             11             527
 ABS..............................................          --         288             72             360
 Foreign government...............................          --         179              2             181
                                                   ----------- -----------    -----------     -----------
   Total fixed maturity securities................         297      10,418            672          11,387
                                                   ----------- -----------    -----------     -----------
Equity securities:
 Non-redeemable preferred stock...................          --          22              1              23
 Common stock.....................................          --          11             --              11
                                                   ----------- -----------    -----------     -----------
   Total equity securities........................          --          33              1              34
                                                   ----------- -----------    -----------     -----------
Short-term investments............................         245         477             --             722
Derivative assets: (1)
 Interest rate....................................          --         248             53             301
 Foreign currency exchange rate...................          --           3             --               3
 Credit...........................................          --           4              1               5
                                                   ----------- -----------    -----------     -----------
   Total derivative assets........................          --         255             54             309
Net embedded derivatives within asset host
 contracts (2)....................................          --          --          3,891           3,891
Separate account assets (3).......................          75      70,801             --          70,876
                                                   ----------- -----------    -----------     -----------
   Total assets................................... $       617 $    81,984    $     4,618     $    87,219
                                                   =========== ===========    ===========     ===========
Liabilities:
Derivative liabilities: (1)
 Interest rate.................................... $         1 $       103    $        --     $       104
 Foreign currency exchange rate...................          --          10             --              10
 Credit...........................................          --          --             --              --
                                                   ----------- -----------    -----------     -----------
   Total derivative liabilities...................           1         113             --             114
Net embedded derivatives within liability host
 contracts (2)....................................          --          --          1,212           1,212
                                                   ----------- -----------    -----------     -----------
 Total liabilities................................ $         1 $       113    $     1,212     $     1,326
                                                   =========== ===========    ===========     ===========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                    December 31, 2011
                                                   ---------------------------------------------------
                                                          Fair Value Hierarchy
                                                   -----------------------------------
                                                                                       Total Estimated
                                                     Level 1     Level 2     Level 3     Fair Value
                                                   ----------- ----------- ----------- ---------------
                                                                      (In millions)
Assets:
Fixed maturity securities:
 U.S. corporate................................... $        -- $     3,825 $       141      $    3,966
 Foreign corporate................................          --       1,628         144           1,772
 RMBS.............................................          --       1,280          33           1,313
 U.S. Treasury and agency.........................         625         902          --           1,527
 State and political subdivision..................          --         781          --             781
 CMBS.............................................          --         555          12             567
 ABS..............................................          --         310          55             365
 Foreign government...............................          --         164           2             166
                                                   ----------- ----------- -----------      ----------
   Total fixed maturity securities................         625       9,445         387          10,457
                                                   ----------- ----------- -----------      ----------
Equity securities:
 Non-redeemable preferred stock...................          --          --           1               1
 Common stock.....................................           1          --          --               1
                                                   ----------- ----------- -----------      ----------
   Total equity securities........................           1          --           1               2
                                                   ----------- ----------- -----------      ----------
Short-term investments............................         233         546          --             779
Derivative assets: (1)
 Interest rate....................................           1         255          87             343
 Foreign currency exchange rate...................          --           9          --               9
 Credit...........................................          --           3           1               4
                                                   ----------- ----------- -----------      ----------
   Total derivative assets........................           1         267          88             356
Net embedded derivatives within asset host
 contracts (2)....................................          --          --       3,009           3,009
Separate account assets (3).......................          96      56,724          --          56,820
                                                   ----------- ----------- -----------      ----------
   Total assets................................... $       956 $    66,982 $     3,485      $   71,423
                                                   =========== =========== ===========      ==========
Liabilities:
Derivative liabilities: (1)
 Interest rate.................................... $        -- $        13 $        --      $       13
 Foreign currency exchange rate...................          --           3          --               3
 Credit...........................................          --           5          --               5
                                                   ----------- ----------- -----------      ----------
   Total derivative liabilities...................          --          21          --              21
Net embedded derivatives within liability host
 contracts (2)....................................          --          --       1,605           1,605
                                                   ----------- ----------- -----------      ----------
 Total liabilities................................ $        -- $        21 $     1,605      $    1,626
                                                   =========== =========== ===========      ==========

--------

(1)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, equity securities included embedded derivatives ($5) million. At December 31, 2011, there were no embedded derivatives included in equity securities.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

 Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.2% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

 Securities and Short-term Investments

    When available, the estimated fair value of these investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

Level 2 Valuation Techniques and Key Inputs:

  This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

 U.S. corporate and foreign corporate securities

    These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

 Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

  prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

 U.S. Treasury and agency securities

    These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

 State and political subdivision and foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

 Non-redeemable preferred and common stock

    These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

  In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

  U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

  Foreign government securities

    These securities are principally valued using the market and income approaches. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

  Non-redeemable preferred stock

    These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities and Short-term Investments." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAVs provided by the fund managers.

Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "--Investments."

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

   Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

    Interest rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

     Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


    Foreign currency exchange rate

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

    Credit

     Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

    Interest rate

     Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

    Credit

     Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

 Embedded Derivatives

  Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


 Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance Ceded on Certain Guaranteed Minimum Benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

Transfers between Levels

  Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

 Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

 Transfers into or out of Level 3:

  Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.

                                                                                                                      Weighted
                             Valuation Techniques               Significant Unobservable Inputs          Range        Average
                     ------------------------------------- --------------------------------------   ---------------   --------

Fixed maturity
 securities:

 U.S. corporate and  . Matrix pricing                      . Delta spread adjustments (1)                9  -     240     60
  foreign corporate
                                                           . Illiquidity premium (1)                    30  -      30
                                                           . Spreads from below investment grade        23  -     653    163
                                                            curves (1)
                     . Market pricing                      . Quoted prices (2)                         (40) -     477    143
                     . Consensus pricing                   . Offered quotes (2)                         68  -     103
                     ---------------------------------------------------------------------------------------------------------

 RMBS                . Matrix pricing and discounted cash  . Spreads from below investment grade       100  -   1,213    610
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     100    100
                     ---------------------------------------------------------------------------------------------------------

 CMBS                . Matrix pricing and discounted cash  . Spreads from below investment grade       100  -   1,250  1,250
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     104    104
                     ---------------------------------------------------------------------------------------------------------

 ABS                 . Matrix pricing and discounted cash  . Spreads from below investment grade       101  -     102    101
                      flow                                  curves (1)
                     . Market pricing                      . Quoted prices (2)                         100  -     101    100
                     . Consensus pricing                   . Offered quotes (2)                        111  -     111
                     ---------------------------------------------------------------------------------------------------------

Derivatives:

 Interest rate       . Present value techniques            . Swap yield (1)                            296  -     340
                     ---------------------------------------------------------------------------------------------------------

 Credit              . Present value techniques            . Credit spreads (1)                        100  -     100
                     ---------------------------------------------------------------------------------------------------------

Embedded
 derivatives:

 Direct and ceded    . Option pricing techniques           . Mortality rates:
  guaranteed
 minimum benefits                                            Ages 0 - 40                                0%  -   0.10%
                                                             Ages 41 - 60                            0.05%  -   0.64%
                                                             Ages 61 - 115                           0.32%  -    100%
                                                           . Lapse rates:
                                                             Durations 1 - 10                        0.50%  -    100%
                                                             Durations 11 - 20                          3%  -    100%
                                                             Durations 21 - 116                         3%  -    100%

                                                           . Utilization rates (3)                     20%  -     50%
                                                           . Withdrawal rates                        0.07%  -     10%
                                                           . Long-term equity volatilities          17.40%  -     25%
                                                           . Nonperformance risk spread              0.10%  -   0.67%
                     ---------------------------------------------------------------------------------------------------------


--------

(1)For this unobservable input, range and weighted average are presented in basis points.

(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments -- Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

  Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

  Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Credit derivatives

  Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations.

  Direct and ceded guaranteed minimum benefits

  For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      --------------------------------------------------------------------------------
                                                                 Fixed Maturity Securities:
                                      --------------------------------------------------------------------------------

                                                                          State and
                                         U.S.       Foreign               Political                          Foreign
                                       Corporate   Corporate     RMBS    Subdivision     CMBS       ABS     Government
                                      ----------  ----------  ---------  -----------  ---------  ---------  ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................                                    $       --
                                      $      141  $      144  $      33               $      12  $      55   $      2
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............         --          --         --          --          --         --         --
   Net investment gains (losses).....         --          --         --          --          --         --         --
   Net derivative gains (losses).....         --          --         --          --          --         --         --
 Other comprehensive income (loss)...          9          16          3          --          --          2         --
Purchases (3)........................         75         121         19          --          --         26         --
Sales (3)............................        (11)         (1)        (7)         --         (11)        (6)        --
Issuances (3)........................         --          --         --          --          --         --         --
Settlements (3)......................         --          --         --          --          --         --         --
Transfers into Level 3 (4)...........         27          26         --          --          10         --         --
Transfers out of Level 3 (4).........         (8)         --         --          --          --         (5)        --
                                      ----------  ----------  ---------  ----------   ---------  ---------   --------
Balance, December 31,................ $      233  $      306  $      48  $       --   $      11  $      72   $      2
                                      ==========  ==========  =========  ==========   =========  =========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $       --  $       --  $      --  $       --   $      --  $      --   $     --
   Net investment gains (losses)..... $       --  $       --  $      --  $       --   $      --  $      --   $     --
   Net derivative gains (losses)..... $       --  $       --  $      --  $       --   $      --  $      --   $     --

                                           Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------------
                                      Equity Securities:                    Net Derivatives: (6)
                                      ------------------             -----------------------------------
                                             Non-                                  Foreign
                                          redeemable                               Currency
                                          Preferred      Short-term    Interest    Exchange               Net Embedded
                                            Stock        Investments     Rate        Rate       Credit   Derivatives (7)
                                      ------------------ ----------- -----------  ----------- ---------- ---------------
                                                                        (In millions)
Year Ended December 31, 2012:
Balance, January 1,..................   $           1    $        -- $        87  $        -- $        1 $        1,404
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............              --             --          --           --         --             --
   Net investment gains (losses).....              --             --          --           --         --             --
   Net derivative gains (losses).....              --             --           2           --         --          1,156
 Other comprehensive income (loss)...              --             --          (1)          --         --             --
Purchases (3)........................              --             --          --           --         --             --
Sales (3)............................              --             --          --           --         --             --
Issuances (3)........................              --             --          --           --         --             --
Settlements (3)......................              --             --         (35)          --         --            119
Transfers into Level 3 (4)...........              --             --          --           --         --             --
Transfers out of Level 3 (4).........              --             --          --           --         --             --
                                        -------------    ----------- -----------  ----------- ---------- --------------
Balance, December 31,................   $              1 $        -- $        53  $        -- $        1 $        2,679
                                        =============    =========== ===========  =========== ========== ==============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............   $          --    $        -- $        --  $        -- $       -- $           --
   Net investment gains (losses).....   $          --    $        -- $        --  $        -- $       -- $           --
   Net derivative gains (losses).....   $          --    $        -- $        --  $        -- $       -- $        1,179

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------
                                                               Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------
                                                                         State and
                                                                         Political
                                         U.S.      Foreign              Subdivision                       Foreign
                                       Corporate  Corporate     RMBS    Securities    CMBS       ABS     Government
                                      ----------  ---------  ---------  ----------- --------  ---------  ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance, January 1,.................. $      162  $      91  $      41   $      --  $      7  $      55   $      4
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............         --         --         --          --        --         --         --
   Net investment gains (losses).....         --         --         --          --         1         --         --
   Net derivative gains (losses).....         --         --         --          --        --         --         --
 Other comprehensive income (loss)...         11         (3)        --          --        --          1         --
Purchases (3)........................         34         70         10          --         7         49         --
Sales (3)............................         (7)       (15)        (8)         --        (3)        (9)        (2)
Issuances (3)........................         --         --         --          --        --         --         --
Settlements (3)......................         --         --         --          --        --         --         --
Transfers into Level 3 (4)...........         --          3         --          --        --         --         --
Transfers out of Level 3 (4).........        (59)        (2)       (10)         --        --        (41)        --
                                      ----------  ---------  ---------   ---------  --------  ---------   --------
Balance, December 31,................ $      141  $     144  $      33   $      --  $     12  $      55   $      2
                                      ==========  =========  =========   =========  ========  =========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $       --  $      --  $      --   $      --  $     --  $      --   $     --
   Net investment gains (losses)..... $       --  $      --  $      --   $      --  $     --  $      --   $     --
   Net derivative gains (losses)..... $       --  $      --  $      --   $      --  $     --  $      --   $     --

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ------------------------------------------------------------------------------------
                                      Equity Securities:                     Net Derivatives: (6)
                                      ------------------             -------------------------------------
                                             Non-                                    Foreign
                                          redeemable                                 Currency                    Net
                                          Preferred      Short-term                  Exchange                 Embedded
                                            Stock        Investments Interest Rate     Rate       Credit   Derivatives (7)
                                      ------------------ ----------- ------------- -----------  ---------- ---------------
                                                                         (In millions)
Year Ended December 31, 2011:
Balance, January 1,..................   $            1   $        6  $        (48) $        --  $        1  $        751
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............               --           --            --           --          --            --
   Net investment gains (losses).....               (1)          --            --           --          --            --
   Net derivative gains (losses).....               --           --             9           --          --           510
 Other comprehensive income (loss)...                1           --           135           --          --            --
Purchases (3)........................               --           --            --           --          --            --
Sales (3)............................               --           (6)           --           --          --            --
Issuances (3)........................               --           --            --           --          --            --
Settlements (3)......................               --           --            (9)          --          --           143
Transfers into Level 3 (4)...........               --           --            --           --          --            --
Transfers out of Level 3 (4).........               --           --            --           --          --            --
                                        --------------   ----------  ------------  -----------  ----------  ------------
Balance, December 31,................   $            1   $       --  $         87  $        --  $        1  $      1,404
                                        ==============   ==========  ============  ===========  ==========  ============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............   $           --   $       --  $         --  $        --  $       --  $         --
   Net investment gains (losses).....   $           (1)  $       --  $         --  $        --  $       --  $         --
   Net derivative gains (losses).....   $           --   $       --  $         --  $        --  $       --  $        520

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      ----------------------------------------------------------------------------
                                                               Fixed Maturity Securities:
                                      ----------------------------------------------------------------------------
                                                                          State and
                                                                          Political
                                         U.S.       Foreign              Subdivision                     Foreign
                                       Corporate   Corporate     RMBS    Securities    CMBS      ABS    Government
                                      -----------  ---------  ---------  ----------- -------- --------- ----------
                                                                     (In millions)
Year Ended December 31, 2010:
Balance, January 1,.................. $       139  $      70  $      30   $      1   $      1 $      38 $      --
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          --         --         --         --         --        --        --
   Net investment gains (losses).....          --          1         --         --         --        --        --
   Net derivative gains (losses).....          --         --         --         --         --        --        --
 Other comprehensive income (loss)...           4          7          7         --          1         4        --
Purchases, sales, issuances and
 settlements (3).....................          --         38        (11)        --          5        13         4
Transfers into Level 3 (4)...........          24         --         15         --         --        --        --
Transfers out of Level 3 (4).........          (5)       (25)        --         (1)        --        --        --
                                      -----------  ---------  ---------   --------   -------- --------- ---------
Balance, December 31,................ $       162  $      91  $      41   $     --   $      7 $      55 $       4
                                      ===========  =========  =========   ========   ======== ========= =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income............. $        --  $      --  $       1   $     --   $     -- $      -- $      --
   Net investment gains (losses)..... $        --  $      --  $      --   $     --   $     -- $      -- $      --
   Net derivative gains (losses)..... $        --  $      --  $      --   $     --   $     -- $      -- $      --

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                      -----------------------------------------------------------------------------------------
                                      Equity Securities:                           Net Derivatives: (6)
                                      ------------------                   -----------------------------------
                                             Non-                                        Foreign
                                          redeemable                                     Currency                     Net
                                          Preferred           Short-term     Interest    Exchange                  Embedded
                                            Stock             Investments      Rate        Rate       Credit    Derivatives (7)
                                      ------------------     ------------- -----------  ----------- ----------  ---------------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,..................        $             1 $          -- $        --  $        -- $        3   $        536
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income.............          --                       --          --           --         --             --
   Net investment gains (losses).....          --                       --          --           --         --             --
   Net derivative gains (losses).....          --                       --          --           --         (1)           112
 Other comprehensive income (loss)...          --                       --         (48)          --         --             --
Purchases, sales, issuances and
 settlements (3).....................          --                        6          --           --         (1)           103
Transfers into Level 3 (4)...........          --                       --          --           --         --             --
Transfers out of Level 3 (4).........          --                       --          --           --         --             --
                                             ----            ------------- -----------  ----------- ----------   ------------
Balance, December 31,................        $  1            $           6 $       (48) $        -- $        1   $        751
                                             ====            ============= ===========  =========== ==========   ============
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income.............        $ --            $          -- $        --  $        -- $       --   $         --
   Net investment gains (losses).....        $ --            $          -- $        --  $        -- $       --   $         --
   Net derivative gains (losses).....        $ --            $          -- $        --  $        -- $       (1)  $        120

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                                                            Years Ended December 31,
                                                   -----------------------------------------------------------------------
                                                                  2012                                2011
                                                   ----------------------------------- -----------------------------------
                                                    Carrying    Carrying                Carrying    Carrying
                                                      Value       Value                   Value       Value
                                                    Prior to      After       Gains     Prior to      After       Gains
                                                   Measurement Measurement    (Losses) Measurement Measurement    (Losses)
                                                   ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  (In millions)
Other limited partnership interests (1)...........   $   --      $   --      $   --      $   --      $   --      $   --
Real estate joint ventures (2)....................   $   --      $   --      $   --      $   --      $   --      $   --

                                                   ------------------------------------
                                                                  2010
                                                   -----------------------------------
                                                    Carrying    Carrying
                                                      Value       Value
                                                    Prior to      After       Gains
                                                   Measurement Measurement    (Losses)
                                                   ----------- ----------- -----------

Other limited partnership interests (1)...........    $   4       $   3      $   (1)
Real estate joint ventures (2)....................    $   3       $   1      $   (2)

--------

(1)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 December 31, 2012
                                              -------------------------------------------------------
                                                            Fair Value Hierarchy
                                                        -----------------------------
                                              Carrying                                Total Estimated
                                               Value     Level 1   Level 2   Level 3    Fair Value
                                              --------- --------- --------- --------- ---------------
                                                                   (In millions)
Assets:
Mortgage loans, net.......................... $   1,678 $      -- $      -- $   1,855    $   1,855
Policy loans................................. $     130 $      -- $      95 $      38    $     133
Real estate joint ventures................... $       7 $      -- $      -- $       9    $       9
Other limited partnership interests.......... $      12 $      -- $      -- $      13    $      13
Other invested assets........................ $     126 $      -- $     161 $      --    $     161
Premiums, reinsurance and other receivables.. $   5,387 $      -- $       2 $   6,195    $   6,197
Liabilities:
PABs......................................... $   7,497 $      -- $      -- $   8,237    $   8,237
Long-term debt............................... $      41 $      -- $      41 $      --    $      41
Other liabilities............................ $     169 $      -- $      13 $     156    $     169
Separate account liabilities................. $   1,030 $      -- $   1,030 $      --    $   1,030
Commitments: (1)
Mortgage loan commitments.................... $      -- $      -- $      -- $      --    $      --
Commitments to fund private corporate bond
 investments................................. $      -- $      -- $       8 $      --    $       8

                                                      December 31, 2011
                                                   -----------------------
                                                                Estimated
                                                    Carrying      Fair
                                                     Value        Value
                                                   ----------- -----------
                                                        (In millions)
     Assets:
     Mortgage loans, net.......................... $     1,508 $     1,617
     Policy loans................................. $       102 $       104
     Real estate joint ventures................... $         7 $         8
     Other limited partnership interests.......... $         9 $        11
     Other invested assets........................ $       125 $       139
     Premiums, reinsurance and other receivables.. $     5,379 $     6,167
     Liabilities:
     PABs......................................... $     6,316 $     6,954
     Long-term debt............................... $        42 $        50
     Other liabilities............................ $       147 $       147
     Separate account liabilities................. $       985 $       985
     Commitments: (1)
     Mortgage loan commitments.................... $        -- $        --
     Commitments to fund private corporate bond
      investments................................. $        -- $         9

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 12 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The Company evaluates the specific terms, facts and circumstances of long-term debt to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Other Liabilities

  Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

  Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

8. Long-term Debt

  In December 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.03%. The notes were issued in exchange for

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

certain investments, which are included in other invested assets. During the years ended December 31, 2012 and 2011, Greater Sandhill repaid $1 million and $3 million of the long term notes. The outstanding balance of the notes was $41 million and $42 million at December 31, 2012 and 2011, respectively.

  The aggregate maturities of long-term debt at December 31, 2012 are $1 million in each of 2013, 2014, 2015, 2016 and 2017 and $36 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $3 million, $3 million and less than $1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

9. Equity

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for MLI-USA, was in excess of five times Company Action RBC for all periods presented.

  MLI-USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MLI-USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $84 million, $178 million and $2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.7 billion at both December 31, 2012 and 2011. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

Dividend Restrictions

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend when aggregated with all other

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, MLI-USA did not pay dividends to MICC. Because MLI-USA's statutory unassigned funds were negative at December 31, 2012, MLI-USA cannot pay any dividends in 2013 without prior regulatory approval.

Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                  Years Ended December 31,
                                                                                 -------------------------
                                                                                   2012     2011     2010
                                                                                 -------  -------  -------
                                                                                       (In millions)
Holding gains (losses) on investments arising during the year................... $   385  $   933  $   346
Income tax effect of holding gains (losses).....................................    (135)    (326)    (122)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income                                                                (25)      (9)     (47)
Income tax effect of reclassification adjustments...............................       9        4       17
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts..........................................................     (13)     (28)     (75)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts.......................................................................       5        9       26
                                                                                 -------  -------  -------
Net unrealized investment gains (losses), net of income tax.....................     226      583      145
Foreign currency translation adjustments, net of income tax expense (benefit)
  of $0, $0 and $0..............................................................      (1)      (1)      --
                                                                                 -------  -------  -------
Other comprehensive income (loss), net of income tax............................ $   225  $   582  $   145
                                                                                 =======  =======  =======

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Other Expenses

  Information on other expenses was as follows:

                                                   Years Ended December 31,
                                               -------------------------------
                                                  2012       2011       2010
                                               ---------  ---------  ---------
                                                        (In millions)
 Compensation................................. $     297  $     234  $     221
 Commissions..................................       809      1,253        774
 Volume-related costs.........................       118        121         92
 Affiliated interest costs on ceded
   reinsurance................................       211        211        102
 Capitalization of DAC........................      (805)    (1,247)      (769)
 Amortization of DAC..........................       773        681        367
 Interest expense on debt and debt issuance
   costs......................................         3          3         --
 Premium taxes, licenses and fees.............        52         56         34
 Professional services........................        18         16         13
 Rent.........................................        30         25         25
 Other........................................       297        242        220
                                               ---------  ---------  ---------
   Total other expenses....................... $   1,803  $   1,595  $   1,079
                                               =========  =========  =========

Capitalization and Amortization of DAC

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 3 for additional information on DAC including impacts of capitalization and amortization.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 4, 8 and 13 for discussion of affiliated expenses included in the table above.

11. Income Tax

  The provision for income tax was as follows:

                                                          Years Ended December 31,
                                                        ----------------------------
                                                          2012      2011      2010
                                                        --------  --------  --------
                                                                (In millions)
Current:
  Federal.............................................. $    (80) $    (44) $    (18)
Deferred:
  Federal..............................................      439       242        84
                                                        --------  --------  --------
   Provision for income tax expense (benefit).......... $    359  $    198  $     66
                                                        ========  ========  ========

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2012      2011      2010
                                                   --------  --------  --------
                                                           (In millions)
Tax provision at U.S. statutory rate.............. $    416  $    255  $    113
Tax effect of:
  Tax-exempt investment income....................      (48)      (45)      (43)
  Prior year tax..................................       (3)       (5)       --
  Tax credits.....................................       (6)       (7)       (4)
                                                   --------  --------  --------
   Provision for income tax expense (benefit)..... $    359  $    198  $     66
                                                   ========  ========  ========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                        ------------------
                                                          2012        2011
                                                        --------    --------
                                                           (In millions)
     Deferred income tax assets:
       Investments, including derivatives.............. $     52    $    283
       Loss and tax credit carryforwards...............       65          96
                                                        --------    --------
        Total gross deferred income tax assets.........      117         379
     Deferred income tax liabilities:
       DAC.............................................      818         800
       Policyholder liabilities and receivables........      285         120
       Net unrealized investment gains.................      495         374
       Other...........................................        3           3
                                                        --------    --------
        Total deferred income tax liabilities..........    1,601       1,297
                                                        --------    --------
        Net deferred income tax asset (liability)...... $ (1,484)   $   (918)
                                                        ========    ========

  Tax credit carryforwards of $65 million at December 31, 2012 will expire beginning in 2026.

  The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $138 million and $92 million for 2012 and 2011, respectively.

  Prior to 2011, the Company participated in a tax sharing agreement with MICC. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from affiliates include $25 million for 2010.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, were excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, joined the consolidated return and became a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS audit cycle for the years 2003 through 2005 and the period January 1, 2006 through October 11, 2006 (the date all of the outstanding stock of MLI-USA was acquired by MICC), which began in April 2010, is expected to conclude in 2013. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit period October 12, 2006 through December 31, 2006. One issue not settled is under review at the IRS Appeals Division.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $52 million and $46 million, respectively, related to the separate account DRD. The 2012 benefit included a benefit of $4 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $1 million related to a true-up of the 2010 tax return.

12. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

  In April 2012, MetLife, for itself and on behalf of entities including MetLife Investors USA Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, MetLife will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. On November 14, 2012, the West

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)

Virginia Treasurer filed an action against the Company in West Virginia state court, alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

  Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

  Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assets and liabilities held for insolvency assessments were as follows:

                                                           December 31,
                                                        -------------------
                                                          2012      2011
                                                        --------- ---------
                                                           (In millions)
     Other Assets:
       Premium tax offset for future undiscounted
        assessments.................................... $       6 $       4
       Premium tax offsets currently available for
        paid assessments...............................         1         1
                                                        --------- ---------
                                                        $       7 $       5
                                                        ========= =========
     Other Liabilities:
       Insolvency assessments.......................... $      13 $      11
                                                        ========= =========

Commitments

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $446 million and $489 million at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $59 million and $3 million at December 31, 2012 and 2011, respectively.

 Commitments to Fund Private Corporate Bond Investments

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $72 million and $64 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                    MetLife Investors USA Insurance Company
    (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

         Notes to the Consolidated Financial Statements -- (Continued)


  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2012 and 2011.

13. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.4 billion, $1.6 billion and $1.1 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $150 million, $115 million and $83 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $133 million, $97 million and $63 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company had net receivables from affiliates of $125 million and $149 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 4.

  See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2012, through April 8, 2013, which is the date these consolidated financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part
B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2012.

3.   Statements of Operations for the year ended December 31, 2012.

4.   Statements of Changes in Net Assets for the years ended December 31, 2012 and 2011.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2012 and 2011.

3.   Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.

4.   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012, 2011 and
     2010.

5.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2012, 2011 and
     2010.

6.   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.

7.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              --------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (12)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (13)

     (v)      Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (20)


     (vi)     Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (27)


4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Enhanced Dollar Cost Averaging Rider (1)

     (iii)    Three Month Market Entry Rider (1)

     (iv)     Death Benefit Rider - Principal Protection (1)

     (v)      Death Benefit Rider - Compounded-Plus (1)

     (vi)     Death Benefit Rider - (Annual Step-Up) (1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (x)      Terminal Illness Rider (1)

     (xi)     Individual Retirement Annuity Endorsement (1)

     (xii)    Roth Individual Retirement Annuity Endorsement (1)

     (xiii)   401 Plan Endorsement (1)


     (xiv)       Tax Sheltered Annuity Endorsement (1)

     (xv)        Unisex Annuity Rates Rider (1)

     (xvi)       Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
                 formerly Security First Life Insurance Company) (3)

     (xvii)      Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) (5)

     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04) (6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04) (6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05) (7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (7)

     (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05) (7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05) (8)

     (xxix)      Purchase Payment Credit Rider 8030 (11/00) (9)

     (xxx)       Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB (11/05)-E (9)

     (xxxi)      Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05) (9)

     (xxxii)     Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)

     (xxxiii)    Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)

     (xxxiv)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxv)      Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06) (12)

     (xxxvi)     Form of Contract Schedule 8028-5 (6/06)(LGWB) (12)

     (xxxvii)    Fixed Account Rider 8012 (11/00) (13)

     (xxxviii)   Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (15)

     (xxxix)     Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (15)

     (xl)        Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (4/08) (GMIB Plus II) (15)

     (xli)       Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                 (GMIB Plus II) (19)

     (xlii)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (15)

     (xliii)     Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II) (17)

     (xliv)      Form of Spousal Continuation Endorsement (GMIB&GMDB) MLIU-GMIB (2/10)-E (20)

     (xlv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (21)

     (xlvi)      Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (23)

5.   (i)         Form of Variable Annuity Application (2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA (6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA (7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPAVA-1105USAVA (9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606 (12)

     (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008 (16)


6.   (i)        Copy of Restated Articles of Incorporation of the Company (6)

     (ii)       Copy of the Bylaws of the Company (6)

     (iii)      Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (6)

     (iv)       Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (6)

     (v)        Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (6)

     (vi)       Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

     (vii)      Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (6)

     (viii)     Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (6)

7.   (i)(a)     Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (effective April 1, 2001) (4)

     (i)(b)     Modified Coinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan
                Life Insurance Company, effective as of April 1, 2001 (Recapture of Reinsurance) (dated October 27,
                2004 and effective November 3, 2004) (24)

     (ii)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (effective April 1, 2001) (made as of June 26, 2001) (4)

     (ii)(b)    Amendment No. 1 through Amendment No. 3 to Automatic Reinsurance Agreement Effective as of April
                1, 2001 between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance
                Company, Ltd. (Reinsurer) (24)

     (ii)(c)    Amended and Restated Automatic Reinsurance Agreement between MetLife Investors USA Insurance
                Company and Exeter Reassurance Company, Ltd. (effective April 1, 2001 and amended and restated as of July 1, 2004) (24)

     (ii)(d)    Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement Effective as of
                April 1, 2001 Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA
                Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (24)


     (ii)(e)    Amendment Nos. 17 and 18 to Automatic Reinsurance Agreement Effective as of April 1, 2001
                Amended and Restated as of July 1, 2004 (Agreement) between MetLife Investors USA Insurance
                Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer) (28)


     (iii)(a)   Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
                Insurance Company of Connecticut (effective as of January 1, 2011) (25)

     (iii)(b)   Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 29, 2011 (25)

     (iii)(c)   Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of December 1, 2011 (23)


     (iii)(d)   Amendment No. 3 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amended as of April 1, 2012 (27)


8.   (i)        Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                Company and Security First Life Insurance Company (3)

     (ii)(a)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 02-12-01) (6)

     (ii)(b)    First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                Distribution Company and MetLife Investors USA Insurance Company (effective 05-01-09) (18)

     (ii)(c)    Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                Company et al. (effective 04-30-10) (26)

          (iii)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                   Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (11)

          (iv)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                   Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007) (13)

          (v)(a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                   Investors Distribution Company and MetLife Investors USA Insurance Company (effective August 31,
                   2007) (14)

          (v)(b)   Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                   Advisers, LLC, MetLife Distribution Company and MetLife Investors USA Insurance Company et al.
                   (effective 04-30-10) (26)

9.                 Opinion of Counsel (13)

10.                Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                Not Applicable.

12.                Not Applicable.


13.                Powers of Attorney for Eric T. Steigerwalt, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                   Stephen M. Kessler, Lisa S. Kuklinski, Mark E. Rosenthal, Peter M. Carlson and James J. Reilly (filed herewith)


      (1)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                   333-54464 and 811-03365) filed electronically on March 21, 2001.

      (3)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (4)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

      (6)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (7)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (8)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

      (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (10)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

   (11)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

   (12)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (13)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                   Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (14)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

   (15)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (16)            incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
                   Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (17)            incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
                   Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.


(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

(19)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-156648 and 811-03365) filed electronically on January 9, 2009.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
         Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 36 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 20, 2011.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-54470 and 811-03365) filed electronically on April 11, 2012.

(25)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
         333-176374 and 811-03365) filed electronically on September 2, 2011.

(26)     incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.


(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
         Nos. 333-137968 and 811-03365) filed electronically on April 11, 2013.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address    Positions and Offices with Depositor

  Eric T. Steigerwalt                  Director, Chairman of the Board, President, and Chief
  501 Route 22                         Executive Officer
  Bridgewater, NJ 08807

  Peter M. Carlson                     Executive Vice President and Chief Accounting Officer
  1095 Avenue of the Americas
  New York, NY 10036

  Susan A. Buffum                      Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                      Vice President-Finance (principal financial officer)
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                       Director and Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Stephen M. Kessler                   Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                  Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                    Director and Vice President
  1095 Avenue of the Americans
  New York, NY 10036

  Mark E. Rosenthal                    Director
  5 Park Plaza
  Suite 1900 EBS
  Irving, CA 92614


Name and Principal Business Address        Positions and Offices with Depositor

         Isaac Torres                      Secretary
         1095 Avenue of the Americas
         New York, NY 10036

         Debora L. Buffington              Vice President, Director of Compliance
         5 Park Plaza
         Suite 1900
         Irvine, CA 92614

         Jonathan L. Rosenthal             Vice President, Chief Hedging Officer
         10 Park Avenue
         Morristown, NJ 07962

         Christopher A. Kremer             Vice President
         501 Boylston Street
         Boston, MA 02116

         Marian J. Zeldin                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Karen A. Johnson                  Vice President
         501 Boylston Street
         Boston, MA 02116

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         501 Boylston Street
         Boston, MA 02116

         Jeffrey P. Halperin               Vice President
         334 Madison Avenue
         P O Box 1949
         Morristown, MJ 07960

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier, Jr.           Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Manish P. Bhatt                   Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Henry W. Blaylock                 Vice President
         200 Park Avenue, 12th Floor
         New York, NY 10166

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, NJ 08807


Name and Principal Business Address   Positions and Offices with Depositor

  John J. Iwanicki                    Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Nan Tecotzky                        Vice President
  200 Park Avenue, 12th Floor
  New York, NY 10166

  Andrew Kaniuk                       Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Jodi Anatole                        Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Geoffrey A. Fradkin                 Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Lynn A. Dumais                      Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Rashid Ismail                       Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Michael F. Rogalski                 Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Timothy J. McLinden                 Vice President

  1095 Avenue of the Americas
  New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of January 31, 2013, there were 416,864 owners of qualified contracts and 187,319 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------------------------------

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Director and Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Mark E. Rosenthal                       President
5 Park Plaza, Suite 1900 EBS
Irving, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President

1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $689,121,186         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Boston, and The Commonwealth of Massachusetts, on this 10th day of April 2013.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2013.



/s/ Eric T. Steigerwalt*           Director, Chairman of the Board, President and Chief
--------------------------------   Executive Officer
Eric T. Steigerwalt

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ James. J. Reilly*              Vice President-Finance (principal financial officer)
--------------------------------
James J. Reilly

/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
--------------------------------
Elizabeth M. Forget

/s/ Jay S. Kaduson*                Director and Vice President
--------------------------------
Jay S. Kaduson

/s/ Stephen M. Kessler*            Director
--------------------------------
Stephen M. Kessler

/s/ Lisa S. Kuklinski*             Director and Vice President
--------------------------------
Lisa S. Kuklinski

/s/ Mark E. Rosenthal*             Director
--------------------------------
Mark E. Rosenthal


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2013

 * MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13     Powers of Attorney